File Nos. 333-41622 /811-08052

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 76	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT C

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Avenue NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:    As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2010 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:    Individual Flexible Premium Variable Annuity Contracts

Spinnaker® Advisor

Variable Annuity

issued by

SYMETRA SEPARATE

ACCOUNT C

and

SYMETRA LIFE

INSURANCE COMPANY

This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Advisor Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the Securities Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Dated: May 1, 2010

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. Capital Appreciation Fund (Series II shares)
•	Invesco V.I. Capital Development Fund (Series II shares)
•	Invesco V.I. International Growth Fund (Series II shares)
•	Invesco V.I. Small Cap Equity Fund (Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Class II Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Class II Fund
•	American Century VP Ultra® Class II Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP Balanced Index Portfolio
•	Calvert VP EAFE International Index Portfolio - Class F
•	Calvert VP Barclays Capital Aggregate Bond Index Portfolio
•	Calvert VP Nasdaq - 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
•	Calvert VP S&P MidCap 400 Index Portfolio - Class F

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES

DWS VARIABLE SERIES I

•	DWS Capital Growth VIP - Class B Shares
•	DWS Global Opportunities VIP - Class B Shares
•	DWS International VIP - Class A Shares

DWS VARIABLE SERIES II

•	DWS Global Thematic VIP - Class B Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP Freedom 2010 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2015 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2020 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2025 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2030 Portfolio - Service Class 2
•	Fidelity VIP Freedom Income Portfolio - Service Class 2
•	Fidelity VIP Mid Cap Portfolio - Service Class 2
•	Fidelity VIP Money Market Portfolio - Service Class 2
•	Fidelity VIP Overseas Portfolio - Service Class 2

Spinnaker Advisor Prospectus

You can allocate your contract cash value to the Symetra Fixed Account (which credits a specified guaranteed interest rate) and/or to Symetra Separate Account C (“Separate Account”), which invests in the Sub-accounts listed here. The Portfolio prospectuses for each of the Sub-accounts available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.

To learn more about the Spinnaker Advisor Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2010. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 2
•	Franklin Small Cap Value Securities Fund - Class 2
•	Franklin Small-Mid Cap Growth Securities Fund - Class 2
•	Franklin U.S. Government Fund - Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 2
•	Mutual Shares Securities Fund - Class 2
•	Templeton Developing Markets Securities Fund - Class 2
•	Templeton Global Bond Securities Fund - Class 2
•	Templeton Growth Securities Fund - Class 2

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class II
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class II
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class S
•	Neuberger Berman AMT Regency Portfolio - Class S
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Advisor Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class II Shares
•	Pioneer Equity Income VCT Portfolio - Class II Shares
•	Pioneer High Yield VCT Portfolio - Class II Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class II Shares
•	Pioneer Strategic Income VCT Portfolio - Class II Shares

Spinnaker Advisor Prospectus

Spinnaker Advisor Prospectus

DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the date we allocate your first Purchase Payment and the Annuity Date. During this phase, you can invest money in your contract.

Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.

Annuitant	The natural person on whose life annuity payments for this contract are based. You are the Annuitant unless you designate someone else before the Annuity Date.

Annuity Date	The date annuity payments begin under an annuity option. This date must be before the maximum annuitization date specified in your contract.

Annuity Unit	A unit of measure we use to calculate the value of variable annuity payments during the Income Phase.

Beneficiary	The person or entity designated to receive any contract benefits upon the Owner’s death.

Business Day	Any day the New York Stock Exchange is open for regular trading.

Contract Date	The Business Day your initial Purchase Payment and all required information are received at Symetra Life. The Contract Date is identified on the contract data page.

Contract Value	The sum of the value of the Sub-accounts attributable to your contract plus any amount held in the Symetra Fixed Account.

Contract Year	A 12-month period starting on the Contract Date and each anniversary of that date.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Income Phase	The period beginning on the Annuity Date during which the payee receives annuity payments.

Loan Account	The sum of the loan principal and accrued loan interest credited at 3.0%, minus any loan payments made.

Loan Amount	The sum of the loan principal and accrued loan interest charged at 5.5%, minus any loan payments made.

NYSE	The New York Stock Exchange.

Net Investment Factor	A unit of measure we use in calculating the daily change in Accumulation Unit value for each Sub-account.

Owner, you, your	The person or legal entity entitled to exercise all rights and privileges under the contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the contract. Any reference to Owner in this prospectus includes any joint Owner.

Portfolios	The variable investment options in which the corresponding Sub-accounts invest.

Purchase Payment	An amount paid to Symetra Life for allocation under the contract, less any premium tax due at the time the payment is made.

Separate Account	Symetra Separate Account C, a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units and Annuity Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your contract generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this contract that provides for guaranteed interest and is part of Symetra Life’s General Account.

Spinnaker Advisor Prospectus

SUMMARY

Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.

THE ANNUITY CONTRACT

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. Not all features and options may be available in all states. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the “contract”) is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable Sub-accounts and fixed account options. Each Sub-account purchases shares of a corresponding underlying Portfolio. The value of the Sub-accounts can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the Sub-accounts is not guaranteed and you may lose money. The Symetra Fixed Account options offer interest rates set and guaranteed by Symetra Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the Sub-accounts you selected and/or the interest rate earned on the Symetra Fixed Account options. During the Income Phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of payments during the Income Phase.

We offer other variable annuity contracts that have different features. However, these other contracts also have different charges that would affect your Sub-account performance and Contract Value. To obtain more information about these other contracts, contact our Home Office, at the contact information shown below under “Inquiries.”

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of six payment options: Life Annuity; Life Annuity with Guaranteed Period; Joint and Survivor Life Annuity; Joint and Survivor Life Annuity with Guaranteed

Period; Payments Based on a Number of Years; and Period Certain. This selection cannot be changed once you switch to the Income Phase. However, switching to the Income Phase does not affect the available investment options. You can choose to have fixed or variable payments, or both, for all options other than period certain options. You may choose only fixed payments for Period Certain annuity options. Any portion of annuity payments that you elect to have as variable payments will be based on investment in the Sub-accounts and will vary in amount depending on investment performance.

PURCHASE

You can buy the contract with $10,000 or more under most circumstances. You can add $30 or more as often as you like during the Accumulation Phase. Any Purchase Payment in excess of $1 million requires our prior approval. Additional Purchase Payments of $100 or more may be made automatically from your checking or savings account. Higher minimum allocation requirements apply to Purchase Payments made to certain of the Symetra Fixed Account options.

INVESTMENT OPTIONS

Currently, the Separate Account invests in 84 Sub-accounts, however, not all Sub-accounts may be available for all contracts. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. You may also allocate money to the Symetra Fixed Account which credits guaranteed interest rates. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply. We reserve the right to add, combine, restrict or remove any Sub-account available as an investment option under your contract.

CHARGES AND EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.45% annually of the average daily net assets of each Sub-account. The insurance charges include: mortality and expense risk charge, 1.25% annually, and asset related administration charge, 0.20% annually. These are not charged on money allocated to the Symetra Fixed Account options.

If a withdrawal from the Enhanced Fixed Account Option, together with prior withdrawals and transfers during the Contract Year, exceed 15% of the value of the Enhanced Fixed Account Option, you may be assessed a distribution charge. The amount of this charge depends upon the age of your contract, not on the age of each Purchase Payment. The charge is based upon the amount withdrawn and starts at 5% in the first five

Spinnaker Advisor Prospectus

5

Contract Years and decreases each Contract Year until the ninth and later Contract Years when there is no charge.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a Contract Year.

You can transfer between investment options up to 12 times per Contract Year free of a transfer charge. Your transfers may be limited, however, by market timing and excessive trading policies and procedures. However, certain restrictions apply to transfers made to and/or from the Symetra Fixed Account options. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

Loans may be available for certain qualified contracts. For any loans taken against the Contract Value, the loan net interest rate is an annual rate of 2.5% of the Loan Amount.

There are also annual Portfolio expenses which vary depending upon the Portfolios you select. In 2009, these expenses ranged from 0.54% to 1.74%, after any applicable expense reimbursements or fee waivers.

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the Owner transaction expenses do not apply. See “Section 5 - Charges and Expenses” for a more detailed discussion.

TAXES

This description generally refers to the taxation of non- qualified contracts which are contracts issued outside of a qualified retirement plan. Generally, earnings (including any positive market value adjustments) and amounts equal to Purchase Payments made with pre-tax dollars are not taxed until you take them out. During the Accumulation Phase, if you take a withdrawal from a non-qualified contract you are taxed first on earnings. Earnings are taxed as ordinary income and do not qualify for lower rates applicable to long term capital gains and corporate dividends. Contracts issued in connection with certain retirement plans generally will result in taxable income even if there are no earnings in the contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the Income Phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may withdraw money at any time during the Accumulation Phase unless you are restricted by requirements of a retirement plan. Each Contract Year you can take up to 15% of the value of the Enhanced Fixed Account Option, including prior withdrawals and transfers made during the Contract Year, without paying a distribution charge. Amounts in excess of 15% may be subject to a distribution charge. This charge varies based on the age of your contract, not on the age of particular Purchase Payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the Sub-accounts you choose. Past performance is not a guarantee of future results.

DEATH BENEFIT

If you die before moving to the Income Phase, your Beneficiary will receive a death benefit.

OTHER INFORMATION

Right to Examine.  If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a distribution charge. You will receive:

•	whatever your contract is worth on the day we receive your request which may be more or less than your original Purchase Payment;

•	a return of Purchase Payment; or

•	the greater of the two, depending on state law requirements or if your contract is an Individual Retirement Annuity (“IRA”), Roth IRA, SIMPLE IRA, or SEP IRA.

Transactions.  Under the following strategies, you can initiate transfers or withdrawals as desired or schedule them in advance. These are available at no additional charge.

•

Dollar Cost Averaging: In addition to the Dollar Cost Averaging Fixed Account Option, which is described in Section 4 - Investment Options, you may elect to automatically transfer a set amount from any Sub-account or the Enhanced Fixed Account Option to any of the other Sub-accounts monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

•

Appreciation Sweep: If your Contract Value exceeds $10,000, you may elect to have interest from the Enhanced Fixed Account Option or earnings from the Fidelity VIP Money Market Portfolio automatically swept monthly, quarterly, or annually into any other Sub-account of your choice.

•

Sub-account Rebalancing: If your Contract Value exceeds $10,000, you may elect to have each Sub-account rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages. The minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program is used for Sub-account rebalancing.

•	Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the

Spinnaker Advisor Prospectus

6

Accumulation Phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

Qualified Contracts.  You may purchase the contract as an IRA, Roth IRA, Tax Sheltered Annuity (“TSA”), Roth TSA or Deferred Compensation Plan (“457”) which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other qualified retirement arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you. Access to amounts held in a qualified contract may be restricted or prohibited.

Exchanges.  It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a “tax-free” exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower) and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

State Variations.  Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

INQUIRIES

If you need more information, please contact us at our “Home Office”:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

1-800-796-3872

http://www.symetra.com

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7

FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

OWNER TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
DISTRIBUTION CHARGE - Enhanced Fixed Account Option Only (As a percentage of the amount withdrawn) (Assessed for withdrawals from the Enhanced Fixed Account Option, plus any prior withdrawals and transfer each Contract Year that exceed 15% of the Enhanced Fixed Account Option)	5%	Years 1 through 5 5% Year 6 4% Year 7 3% Year 8 2% Years 9+ 0%
WITHDRAWAL CHARGE (Assessed for each withdrawal after the first withdrawal in a Contract Year)	$25	$25 or 2% of amount withdrawn whichever is less
TRANSFER CHARGE (Assessed for each transfer in excess of 12 transfers in a Contract Year)	$10	$10 or 2% of amount transferred whichever is less
LOAN NET INTEREST RATE (1) (Shown as an annual rate)	2.5% of the Loan Amount	2.5% of the Loan Amount

1	The annual loan net interest rate of 2.5% is equal to the difference between the interest rate of 5.5% that we charge on the Loan Amount and the interest rate of 3.0% that we credit on the Loan Account. Loans are available only for contracts issued pursuant to a Section 403(b) plan.

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio fees and expenses.

	AMOUNT DEDUCTED
PERIODIC CHARGES (Not Including Portfolio Operating Fees And Expenses)	MAXIMUM GUARANTEED CHARGE	CURRENT CHARGE
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-account)
Mortality And Expense Risk Charge Asset Related Administration Charge	1.25% 0.20%	1.25% 0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.45%	1.45%

The Total Annual Portfolio Operating Expenses table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2009. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual Portfolio operating expenses (before any waivers or expense reimbursement)	0.54%	2.27%
Range of total annual Portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.54%	1.74%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of total annual portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2011. Advisers to certain Portfolios offered in the contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

The above Portfolio expenses were provided by the Portfolios. We have not independently verified the accuracy of the information.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, Separate Account annual expenses (including the mortality and expense risk charge and the asset related administration charge), and the Portfolio fees and expenses.

The examples do not reflect premium taxes that may apply depending on the state where you live and assume no transfers or partial withdrawals. The examples do not take into consideration any fee waiver or expense reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. Different fees may be imposed during the Income Phase. Please see “Section 5 - Charges and Expenses” for a more detailed description. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2009. We did not independently verify the data provided but we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

If The Contract Is Not Surrendered or Is Annuitized
1 Year	3 Years	5 Years	10 Years
$374	$1,136	$1,915	$3,944

THE FOLLOWING EXAMPLE ASSUMES THE MINIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

If The Contract Is Not Surrendered or Is Annuitized
1 Year	3 Years	5 Years	10 Years
$205	$633	$1,086	$2,340

CONDENSED FINANCIAL INFORMATION

The Appendix contains Accumulation Unit value history.

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1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Symetra Life.

The annuity contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the Accumulation Phase. Once you begin receiving annuity payments, your contract is in the Income Phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended (“Code”). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your contract, and therefore, affects the amount of the annuity payments available at the time of annuitization. Investment performance of the Sub-account(s) also impacts the amount of any variable annuity payments.

The contract also has three Symetra Fixed Account options which earn interest at rates set and guaranteed by us. The total interest credited to you in the Symetra Fixed Account options affects the value of your contract. You may choose fixed annuity payments at the time of annuitization. Unlike variable annuity payments, once the Income Phase begins fixed annuity payments are not affected by the investment performance of the Sub-accounts.

OWNER

The Owner (“you”) is as shown on the contract application, unless changed. You, as the Owner, may exercise all ownership rights under the contract. The contract must be issued prior to the Owner reaching the maximum issue age as stated in the contract. In certain situations, we may preserve a younger age on your contract. If your birthday falls between the application date and the Contract Date, we will issue the contract based upon your age as of the application date if requested by you and subject to state regulations.

A non-qualified contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly unless both joint Owners direct us otherwise in writing. Naming joint Owners can have a negative impact on the death benefit. See “Section 8 - Death Benefit” for more information.

An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner. You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age on the Contract Date. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.

Use care when naming joint Owners and Beneficiaries, and consult your agent or other advisor if you have questions.

ANNUITANT

The Annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the Annuitant unless you designate someone else before the Annuity Date. If you designate someone else as Annuitant, that person must not be older than the maximum issue age as stated in the contract on the Contract Date. Owners who are non-natural persons (e.g., corporations or trusts) may not change the Annuitant.

BENEFICIARY

The Beneficiary is the person or entity that is entitled to receive a benefit as described in Section 8 - Death Benefit. You initially name the Beneficiary on your contract application. You may change the Beneficiary at any time by sending us a signed and dated request. You may designate an irrevocable Beneficiary on your contract. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. In the case of certain contracts issued in connection with retirement plans, the retirement plan may prescribe certain limitations on the designation of a Beneficiary. Since Beneficiaries have no rights under your contract until your death, they should notify us of a death as promptly as possible.

ASSIGNMENT

You can assign the contract, unless restricted by applicable law, however, the new Owner can not be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this contract is assigned, we will treat it as a change of ownership and all rights will be transferred. We are not bound by any assignments unless in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Home Office. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity (“IRA”) or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the contract may be limited.

2. ANNUITY PAYMENTS (INCOME PHASE)

You can switch to the Income Phase at any time after the contract has been in effect for one year (eight years for the Payments Based on a Number of Years annuity option), by

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notifying us in writing at least 30 calendar days prior to the date that you want annuity payments to begin. For contracts issued before April 30, 2004, you can switch to the Income Phase at any time. For all contracts, however, the Income Phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans.

During the Income Phase, the payee (you or someone you choose) will receive annuity payments beginning on the Annuity Date. You name the payee when you elect an annuity option and you may change the payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. Some retirement plans and/or contract versions require that the Annuitant be the Owner and payee once annuity payments begin.

Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. During the Income Phase, you cannot add Purchase Payments, change or add an Annuitant, change the annuity option, or change between fixed and variable annuity payments. When the contract switches to the Income Phase, the guaranteed minimum death benefit will no longer be applicable and there will generally be no death benefit. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

•	the first available payment date after you elect to begin annuity payments;

•	the latest Annuity Date specified in your contract; or

•	a different Annuity Date if required by law.

PAYMENT OPTIONS

Other than the period certain annuity, you may choose whether annuity payments will be made on a fixed basis, variable basis, or both. Period certain annuities are available only on a fixed basis. Annuity options made on a variable basis convert Accumulation Units to Annuity Units on the date you switch to the Income Phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the SAI for additional information.

ANNUITY OPTIONS

You may choose one of the options listed below. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the Annuitant’s age at the time you switch to the Income Phase and under some contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy.

Life Annuity.  The payee receives monthly annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period.  The payee receives monthly annuity payments for the longer of the Annuitant’s life or a guaranteed period of five or more years, as selected by you and agreed to by us. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Beneficiary. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the payee. As an alternative to monthly payments, the payee may elect to have the variable payments remaining commuted at the assumed interest rate of 4% and paid in a single lump sum. This alternative is not available for fixed payments.

Joint and Survivor Life Annuity.  The payee receives monthly annuity payments as long as the Annuitant is living. After the Annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second Annuitant is living. Annuity payments stop the later of the date the Annuitant dies or the date the second Annuitant dies. You name the second Annuitant and payment percentage at the time you elect this option and they cannot be changed once elected. Choosing a lower percentage amount to be paid after the death of the Annuitant and while the second Annuitant is living results in higher payments while both Annuitants are living.

Joint and Survivor Life Annuity with Guaranteed Period:  The payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period of five or more years, whichever is longer. If the Annuitant dies before the period ends, the full benefit amount will continue to be paid to the payee until the period ends. If the joint Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the payee as long as the joint Annuitant is alive. You name the joint Annuitant, payee and payment percentage at the time you elect this option and they cannot be changed once elected. Choosing a lower percentage amount to be paid after the death of the Annuitant and while the joint Annuitant is living results in higher payments while both Annuitants are living. If both the Annuitant and joint Annuitant die before the end of the guaranteed period, the remaining payments will be made until the end of the guaranteed period to the payee, unless you designate a new payee.

Payments Based on a Number of Years.  This annuity option is only available after the eighth Contract Year and if your Contract Value is $25,000 or more at the time this

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option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. You may select monthly, quarterly, or annual annuity payments. In general, your Contract Value is amortized over a specific term and Accumulation Units and/or the value of the Symetra Fixed Account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of Accumulation Units and/or value of the Symetra Fixed Account. Each annuity payment made from the Guaranteed Interest Period Fixed Account Option may be subject to a market value adjustment. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the Sub-accounts and fixed account options has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining Contract Value plus or minus any market value adjustment if applicable. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the Annuitant’s life. If the Owner dies before all annuity payments have been made, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and the Beneficiary election form. See “Section 8 - Death Benefit” for more information.

Period Certain Annuity.  The payee receives monthly annuity payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. This payout option is available only as a fixed annuity. If your contract is a qualified contract, period certain payments without a life contingency may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

If you do not choose an annuity option at least 30 calendar days before the latest Annuity Date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the Annuitant’s life expectancy. If your Contract Value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

Proof of Age or Sex:  We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will not credit interest on underpayments or charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

Variable Annuity Payments.  Any portion of annuity payments based on investment in the Sub-accounts will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the Income Phase.

If you choose to have any portion of annuity payments based on investment in the Sub-accounts, the dollar amount of each payment will depend on:

•

the value of your contract (minus any outstanding Loan Amount) in the Sub-accounts as of the first close of the New York Stock Exchange (“NYSE”) on or after the 15th day of the month preceding the Annuity Date (if the NYSE is not open on that date, the calculation will be made on the next Business Day);

•	an assumed investment return; and

•	the investment performance of the Sub-accounts you selected.

Your contract contains a Variable Annuity Purchase Rate Table that we use to determine the amount of the first annuity payment under your contract. The tables are based on an annual investment return of 4% and the Annuity 2000 Mortality Table. The amount of the first annuity payment is generally determined on the basis of the annuity option selected, the annuity purchase rate (as shown in your contract’s Variable Annuity Purchase Rate Table), the age and sex of the Annuitant, and the Annuity Date. If actual investment performance of the Sub-accounts exceeds the assumed investment return, the value of Annuity Units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of Annuity Units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the Sub-accounts, any market value adjustments on fixed annuity payments, and any withdrawals will affect the amount of annuity payments.

Fixed Annuity Payments.  The dollar amount of fixed annuity payments does not vary with investment performance, therefore, each payment amount will stay the same. Annuity payments under all life annuity options will be determined by applying the Contract Value or a portion of the Contract Value to purchase fixed annuity payments to the Fixed Annuity Purchase Rate Table shown in your contract, or the current rates at that time if more favorable to you. The amount of fixed annuity payments under the Payments Based on a Number of

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Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

CHANGING SUB-ACCOUNTS DURING THE INCOME PHASE

After you switch to the Income Phase, you may request to change Sub-account elections only once a month. Transfers are not allowed to or from the Symetra Fixed Account options. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. If you are age 85 or younger, you can purchase a contract with a minimum initial investment of $10,000. Additional Purchase Payments of $30 or more may be added at anytime during the Accumulation Phase. Regular monthly payments may be made through a pre-authorized transfer from a bank account (“Systematic Investing”) for as little as $100, or for as little as $30 through employee, employer and/or salary deferral contributions on qualified contracts. Purchase Payments made to the Dollar Cost Averaging Fixed Account Option must be $5,000 or more. Purchase Payments made to a guaranteed period under the Guaranteed Interest Period Fixed Account Option must be $1,000 or more.

Any Purchase Payment in excess of $1 million requires our prior approval.

We will waive the $10,000 minimum initial investment if you use Systematic Investing or employee, employer and/or salary deferral and meet the $10,000 minimum within one Contract Year. Once the initial investment minimum is met, payments made through Systematic Investing may be made for as little as $100, or for as little as $30 for employee, employer and/or salary deferral contributions.

Initial Purchase Payments:  Initial Purchase Payments should be forwarded to our Home Office and are normally credited to you within two Business Days of our receipt. If your initial Purchase Payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five Business Days, we will either return your Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your initial Purchase Payment and all required information are received at Symetra Life. However, if your initial Purchase Payment is received at Symetra Life after the close of the NYSE and you have allocated 100% to the Sub-accounts, your Contract Date will be the next Business Day. We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application and initial Purchase Payment, we will return it within five Business Days.

Additional Purchase Payments:  Additional Purchase Payments may be made at any time by sending them to our Home Office and should include your account number. Additional Purchase Payments made by check, mailed to our Home Office and received with all the information we need to process them are credited to your contract on the same Business Day as received by us. However, if your Purchase Payment is received at Symetra Life after the close of the NYSE, any portion to be allocated to the Sub-accounts will be credited the next Business Day. See “Section 3 - Allocation of Purchase Payments”.

Processing of Purchase Payments may be delayed by circumstances outside our control - for example, if your registered representative does not forward your Purchase Payments to us promptly. In addition, if your Purchase Payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will return the Purchase Payment.

We reserve the right to refuse any application or Purchase Payment that is over $1 million dollars; that does not meet our minimum requirements; that is received without the necessary information to process the payment; that is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept. If we refuse a Purchase Payment, we will return it to you within five Business Days. We will not deem payments sent to any other office besides our Home Office as received by us until such payment reaches our Home Office.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial Purchase Payment by specifying your desired allocations on the contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See “Transfers” as discussed in Section 4.

Once we receive a Purchase Payment, the portion to be allocated to a fixed account option is credited as of the day it is received. The portion to be allocated to the Sub-accounts is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern time. If for any reason the NYSE is closed when we receive your Purchase Payment, it will be valued as of the close of the NYSE on its next regular Business Day.

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ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this we use a unit of measure called an Accumulation Unit. During the Income Phase, we call the units of measure Annuity Units.

We calculate the value of an Accumulation Unit for each Sub-account as of the time the NYSE closes each day. To determine the current Accumulation Unit value, we take the prior day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for insurance and other charges. The value of an Accumulation Unit will usually go up or down from day to day.

The Net Investment Factor is used to measure the daily change in Accumulation Unit value for each Sub-account. The Net Investment Factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day; minus

•	the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the Sub-account.

The value of an Accumulation Unit will usually go up or down from day to day.

When you make Purchase Payments or transfers into a Sub-account, we credit your contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that particular Sub-account. Similarly, when you request a withdrawal or a transfer of money from a Sub-account, we deduct from your contract Accumulation Units representing the withdrawal amount.

Example:  Assume that on Monday we receive a $1,000 Purchase Payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 Accumulation Units for the Fidelity VIP Growth & Income Portfolio.

ASSET ALLOCATION PROGRAM

Symetra Life may make an asset allocation model program (“Program”) available for use by contract Owners. You can elect the Program at any time and at no additional charge by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. The Program consists of pre-selected investment style categories (“models”), such as “conservative” or “aggressive” chosen by our affiliated investment advisor. Each model consists of predetermined Sub-accounts and allocation percentages based upon risk tolerance. Your Contract Value will be rebalanced at the specified frequency, if selected by you, to reflect the model’s original allocation percentages. You may participate in only one model at a time. New allocation models may be made available periodically. However, unless you choose a new model, your Contract Value will continue to be allocated in accordance with the originally chosen model.

Because the Program does not provide investment advice, you should consult your financial advisor to help you determine the appropriate model based on your financial needs, time horizon, and willingness to accept investment risk. You should also consult your financial advisor periodically while you own the Contract to determine that your original model’s allocation still meets your needs.

An election to change models must be communicated to us in writing to our Home Office in accordance with our administrative form. If you change your election, you may be subject to short-term trading fees applied by the Portfolio companies and the transfer will count as a “transfer event” as specified under Section 4 - Transfers.

You may terminate your participation in the Program at any time upon your written request. If you allocate your Sub-accounts outside of the Program, your participation in the Program will also terminate. Symetra Life reserves the right to terminate the Program at any time.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your Symetra Life registered representative within the period stated on the front page of your contract. We include a refund of all charges that may have been deducted from your contract if you request to cancel your contract during this period. This period will be at least 10 days (longer in some states). You will receive your Contract Value, a return of Purchase Payments, or the greater of the two depending on state requirements. Contract Value may be more or less than Purchase Payments. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. Some states require us to return to you the amount of the Purchase Payments paid to us. In which case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments or to give you a choice between a refund of Contract Value or return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the Fidelity VIP Money Market Portfolio until the contract is 15 days old (or 30 days in those states where a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

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4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the contract. Each Sub-account purchases the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The following Portfolios are currently offered under the contract. However, not all Portfolios are available to all contract Owners. The name, investment objective, and investment advisor of the Portfolios offered under this contract are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios which can be obtained without charge by contacting our Home Office. You should read those prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under this contract. If Series I and Series II shares of the Invesco V.I. Capital Development Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Global Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP Balanced Index Portfolio	The Balanced Index Portfolio seeks investment results, with respect to approximately 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to approximately 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Asset Management Company, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Asset Management Company, Inc.
Calvert VP Barclays Capital Aggregate Bond Index Portfolio	The Barclays Capital Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Asset Management Company, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Calvert VP Nasdaq - 100 Index Portfolio	The Nasdaq - 100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Asset Management Company, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Asset Management Company, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Asset Management Company, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The portfolio seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index Fund, Inc.	The fund seeks to match the total return of the Standard & Poor’s® 500 Composite Stock Price Index.	The Dreyfus Corporation Sub-advised by Mellon Capital Management
DWS Variable Series I
DWS Capital Growth VIP	The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).	Deutsche Investment Management Americas Inc.
DWS Global Opportunities VIP	The fund seeks above-average capital appreciation over the long term. The fund invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed Broad Market Index, formerly the S&P/Citigroup Broad Market Index World).	Deutsche Investment Management Americas Inc.
DWS International VIP	The fund seeks long-term growth of capital. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). Deutsche Investment Management Americas Inc. is the investment advisor for the fund.	Deutsche Investment Management Americas Inc.
DWS Variable Series II
DWS Global Thematic VIP	The fund seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.	Deutsche Investment Management Americas Inc.
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity - Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Fidelity Management & Research Company
Fidelity VIP Freedom Funds 2010 Portfolio	Fidelity VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity VIP Freedom Funds 2015 Portfolio	Fidelity VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity VIP Freedom Funds 2020 Portfolio	Fidelity VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity VIP Freedom Funds 2025 Portfolio	Fidelity VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity VIP Freedom Funds 2030 Portfolio	Fidelity VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity VIP Freedom Income Portfolio	Fidelity VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “Fund of Funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio	Seeks capital appreciation with the secondary goal of achieving current income by investing in equity securities.	JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a Portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.

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CLASS I SHARES OF THE PORTFOLIO BELOW ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE MARCH 15, 2007
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Century Variable Portfolios, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I. Capital Appreciation Fund effective May 1, 2006. As a result, Series I shares of Invesco V.I. Capital Appreciation Fund are available to contract Owners previously invested in Series I shares of Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II shares of the Invesco V.I. Capital Appreciation Fund are available to a contract Owner, we will allocate investments to the Series I fund.
Invesco V.I. Global Real Estate Fund	The Fund’s investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - MidCap Stock Portfolio	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Appreciation Portfolio	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
Federated Insurance Series
Federated High Income Bond Fund II	The Fund’s investment objective is to seek high current income.	Federated Investment Management Company
Fidelity® Variable Insurance Products
Fidelity VIP Growth Portfolio	Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.	Fidelity Management & Research Company
JPMorgan Insurance Trust
JPMorgan Insurance Trust International Equity Portfolio	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

SERIES I SHARES OF THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE MARCH 14, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under the contract. If Series I and Series II shares of the Invesco V.I. Capital Development Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 28, 2005
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Health Care Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Quality Bond Portfolio	The fund seeks to maximize total return, consisting of capital appreciation and current income.	The Dreyfus Corporation
Federated Insurance Series
Federated Capital Income Fund II	The Fund’s investment objective is to achieve high current income and moderate capital appreciation.	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products
Fidelity VIP Asset Manager SM Portfolio	Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company
ING Investors Trust
ING Global Resources Portfolio	The Portfolio seeks long term capital appreciation.	Directed Services, LLC Sub-Advised by ING Investment Management, Co.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio

To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund’s portfolio.

Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio	Reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer Growth Opportunities VCT Portfolio	Growth of capital.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.
Pioneer Money Market VCT Portfolio	Current income consistent with preservation of capital and providing liquidity.	Pioneer Investment Management, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth.	Fidelity Management & Research Company
JPMorgan Insurance Trust
JPMorgan Insurance Trust U.S. Equity Portfolio	Seeks to provide high total return from a Portfolio of selected equity securities.	JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
DWS Variable Series II
DWS Balanced VIP	The fund seeks high total return, a combination of income and capital appreciation. The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund normally invests approximately 60% of net assets in common stocks and other equity securities and approximately 40% of net assets in fixed-income securities, including non-investment grade high yield bonds. The fund invests at least 25% of net assets in fixed-income senior securities.	Deutsche Investment Management Americas Inc. Deutsche Asset Management International GmbH (“DeAMi”) is the subadvisor for the fund.

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In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts of other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages to variable life insurance owners or variable annuity owners. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events or conflicts insufficiently protects contract owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Portfolio available through the contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Please note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to contract fees and expenses, the yields of any Sub-account investing in a money market fund may also become extremely low and possibly negative.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract. We also receive this compensation for providing services to contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this contract is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Home Office. The compensation that we receive may be significant and we may profit from this compensation.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; some do not pay us any such compensation.

When determining which Portfolios to offer in our variable contracts, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

Although the compensation we receive may be used indirectly for distribution of the contracts, compensation for selling the contracts is set by Symetra Life and paid directly by us to the broker-dealer selling you this contract. See “Section 9 - Other Information” for information regarding the selling compensation we pay for sales of the contracts.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your contract. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new Purchase Payments by existing or new contract Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or

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remove the Symetra Fixed Account as an investment option under the contract. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

AVAILABILITY OF THE SUB-ACCOUNTS

Certain Sub-accounts are closed to new investors and only available to contract Owners who have been continuously invested in them as of a certain date. Once a contract Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the contract Owner for investment.

VOTING RIGHTS

We are the legal Owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

You have no voting rights with respect to values in the Symetra Fixed Account.

SYMETRA FIXED ACCOUNT OPTIONS

The contract also offers three fixed account options, the Enhanced Fixed Account Option, the Dollar Cost Averaging Fixed Account Option, and the Guaranteed Interest Period Fixed Account Option, which credit interest rates that are set and guaranteed by Symetra Life. Different interest rates may apply to each of your Purchase Payments depending on the interest rate established for the date we receive the Purchase Payment and the selection you make. Annual effective interest rates will never be less than the rate guaranteed in your contract. You bear the risk that they will never be greater than the guaranteed amount.

Enhanced Fixed Account Option.  Each Purchase Payment will be credited with the interest rate established for the date that we receive the Purchase Payment. This rate will apply for at least 12 months from the date we receive it. Thereafter we can adjust the interest rate. Adjusted rates will apply to Purchase Payments and their credited interest for at least 12 months, when the rate can be adjusted again. If you make a withdrawal from this option while a distribution charge applies, your withdrawal may be less than your Purchase Payment(s). See “Section 5 - Charges and Expenses”.

Upon annuitization, death of the Owner, or a total withdrawal from the Enhanced Fixed Account Option, the minimum value that will be applied toward annuity payments or paid to the Beneficiary or Owner will not be less than 90% (100% for contracts issued prior to July 8, 2003) of your Purchase Payments and transfers allocated to the Enhanced Fixed Account Option accumulated at an annual effective interest rate of 3% each year, less prior withdrawals and transfers from the Enhanced Fixed Account Option accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, charges will be waived.

Dollar Cost Averaging Fixed Account Option.  We credit interest at a specified rate on amounts prior to their being transferred to Sub-accounts you select. Monthly transfers are made over a period of time as selected by you from the available periods shown in the contract. The entire value in this option must be transferred before you allocate an additional Purchase Payment to this option. You may not choose this option within 12 months of switching to the Income Phase.

Upon death of the Owner, or surrender of the contract, the minimum value that will be paid to the Beneficiary or Owner will not be less than 90% (100% for contracts issued prior to July 8, 2003) of your Purchase Payments allocated to the Dollar Cost Averaging Fixed Account Option accumulated at an annual effective interest rate of 3% each year, less prior transfers from the Dollar Cost Averaging Fixed Account Option accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, charges will be waived.

Guaranteed Interest Period Fixed Account Option.  We credit interest at a specified rate for a guaranteed period. Different guaranteed periods may have different interest rates. Each allocation starts its own guaranteed period. You select one or more guaranteed periods from the available choices. From time to time, we may change or limit the available choices of guaranteed periods. Not all guaranteed periods may be available in all states. Unless you tell us otherwise, we will automatically apply your value at the end of a guaranteed period to a new guaranteed period of the same or next shorter duration at the then current interest rate for that guaranteed period. The next shorter duration will be used if the prior guaranteed period is not currently available. If you move money out during a guaranteed period, as a transfer, withdrawal, or to purchase annuity payments, there will be a market value adjustment. The market value adjustment is based primarily on the difference between the interest rate being credited to the money you move and the current interest rate offered for a guaranteed period of the same duration. In general, if interest rates have dropped, the market value adjustment will be positive and if interest rates have risen, it will be negative. However, upon annuitization, death of the Owner, or a total withdrawal from a guaranteed period, the minimum value that will be applied toward regular payments or paid to the Beneficiary or Owner will not be less than 90% (100% for contracts issued prior to July 8, 2003) of the original amount allocated to that guaranteed period accumulated at an annual effective interest rate of 3% each year, less prior withdrawals and transfers from that guaranteed period

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accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, the market value adjustment will be adjusted or charges will be waived. Unless you tell us otherwise, the market value adjustment will be applied to your remaining Contract Value. We will not apply a market value adjustment if you move money within 30 days after the end of a guaranteed period. A market value adjustment will apply if your Contract Value switches to the Income Phase during the guaranteed period you have selected. You may avoid this result by selecting a guaranteed period that does not extend beyond that date. See the SAI for more information including other factors used in calculating the market value adjustment.

TRANSFERS

During the Accumulation Phase you can transfer money between investment options 12 times per Contract Year free of a transfer charge. (For purposes of this Transfer Section, “investment options” does not include the Dollar Cost Averaging Fixed Account Option.) We measure a Contract Year from the anniversary of your Contract Date. Each additional transfer in a Contract Year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of the Enhanced Fixed Account Option at one time is $500, or the available transfer amount if less. The available transfer amount is 15% of the Enhanced Fixed Account Option value per Contract Year, including any withdrawals made during the Contract Year. The minimum amount you can transfer out of the other investment options at one time is $500, or the entire value if less. You must transfer the entire amount out of any investment option, except the Enhanced Fixed Account Option, if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any Sub-account or the Enhanced Fixed Account Option is $50. The minimum you can transfer into a new guaranteed period under the Guaranteed Interest Period Fixed Account Option is $1,000.

Transfer requests received by us with all information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close of the NYSE on its next regular Business Day.

TRANSFER TRANSACTIONS AVAILABLE

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your contract;

•	the amount of the transfer; and

•	which investment options are affected.

We cannot process your transfer request until we have received the request at our Home Office. Transfer requests received by us with all the information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close the NYSE on its next Business Day.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.

Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number (“PIN”). However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your Symetra Life registered representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your PIN because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract Owners. In addition, if we receive a transfer request that is to be allocated to the Symetra Fixed Account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the Symetra Fixed Account.

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SCHEDULED TRANSFERS

During the Accumulation Phase, you can choose among several investment strategies that are available at no charge. We refer to any transfer made using these strategies as “scheduled transfers” and they will not count against your 12 free transfers. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the investment options available for scheduled transfers. If such restriction is imposed or we change the Sub-accounts available, we will notify you in writing. Once started, dollar cost averaging and appreciation or interest sweep scheduled transfers continue until you instruct us to stop or all money has been transferred out of the investment option designated as the source of the scheduled transfer. If you make a transfer or withdrawal outside of either the dollar cost averaging or appreciation or interest sweep strategy and that transfer or withdrawal is from the investment option you have designated as the source for these strategies, your scheduled transfers will stop. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any Sub-account or the Enhanced Fixed Account Option to any of the other Sub-accounts.

Dollar Cost Averaging transfers from the Enhanced Fixed Account Option are limited to 4% per quarter (1.33% monthly) of your value in the Enhanced Fixed Account Option as of the date of the initial transfer. There are no percentage limits on transfers out of the Sub-accounts.

Appreciation or Interest Sweep.  If your Contract Value is at least $10,000, you can instruct us to automatically transfer earnings from the Fidelity VIP Money Market Portfolio or earned interest up to 15% each Contract Year from the Enhanced Fixed Account Option to the other Sub-accounts monthly, quarterly, or annually. Appreciation or interest sweep cannot be used to transfer money to the fixed account options or to the Fidelity VIP Money Market Portfolio.

Sub-account Rebalancing.  After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. If your Contract Value is at least $10,000, you can instruct us to adjust your investment in the Sub-accounts to maintain a predetermined mix quarterly, semiannually, or annually. Sub-account rebalancing can be used with dollar cost averaging and appreciation sweep; however, it is not available for the fixed account options. The minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program is used for Sub-account rebalancing.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and amount the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term contract owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring contract Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf. In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include Symetra Life approved investment strategies such as dollar-cost averaging, Sub-account rebalancing, and other approved systematic transactions, such as asset allocation programs, when monitoring for market timing.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and

•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in

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two or more contracts that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your contract. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular contract Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12 month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all contract Owners and owners of other Symetra Life variable products.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account Owners’ returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract Owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract Owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract Owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Portfolio if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Contract Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying

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Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of Accumulation Units and Annuity Units. Insurance charges include the mortality and expense risk charge and the asset related administration charge.

Mortality and Expense Risk Charge.  This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each Sub-account. This charge compensates us for the mortality and expense risks we have under all Spinnaker Advisor contracts. Our mortality risk arises from our obligations to make annuity payments for the life of the Annuitant and to pay death benefits prior to the Annuity Date. Our expense risks under the contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased for the life of the contract.

Asset Related Administration Charge.  This charge is equal, on an annual basis, to 0.20% of the average daily net assets of each Sub-account. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge is not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased for the life of the contract.

DISTRIBUTION CHARGE

If a withdrawal from the Enhanced Fixed Account Option, together with prior withdrawals and transfers during the Contract Year, exceed 15% of the value of the Enhanced Fixed Account Option, you may be assessed a distribution charge. This charge compensates us for the risk that the investments backing the assets allocated to this option may have to be liquidated earlier than anticipated to meet withdrawal requests.

The distribution charge is stated as a percentage of the amount withdrawn. It is 5% in the first five Contract Years and declines as follows:

Contract Year	1	2	3	4	5	6	7	8	9+
Distribution Charge	5%	5%	5%	5%	5%	4%	3%	2%	0%

The distribution charge is deducted from the amount withdrawn, unless you tell us otherwise.

We will not assess the distribution charge for:

•	annuity payments;

•	repetitive withdrawals taken over life expectancy;

•	eligible healthcare confinement withdrawals;

•	death benefits; and

•	premium taxes.

FREE WITHDRAWAL AMOUNT

There is no distribution charge on the first 15% of the Enhanced Fixed Account Option value withdrawn and/or transferred in a Contract Year. There is no withdrawal charge on the first withdrawal you make in a Contract Year but the distribution charge may apply. There is no market value adjustment on withdrawals from the Guaranteed Interest Period Fixed Account Option that are taken within 30 days after the end of the guaranteed period.

WAIVER OF DISTRIBUTION CHARGES UPON HEALTHCARE CONFINEMENT

If approved in your state, there is no distribution charge on withdrawals you make while you are confined in an eligible healthcare facility or within 60 days after your release. In order to be eligible for this waiver, we must receive proof that your confinement has continued for 30 or more consecutive days (60 days for contracts issued prior to April 30, 2004 if approved in your state) and that your confinement began after your Contract Date. If you are confined to a healthcare facility on the Contract

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Date, you are not eligible for this waiver of distribution charges until after the first Contract Year. Please see your contract for more information.

WITHDRAWAL CHARGE

We may deduct a withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a Contract Year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, repetitive withdrawals, or if you withdraw the entire Contract Value. See “Section 7 - Access To Your Money” for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the investment Sub-account that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of dollar cost averaging, appreciation sweep or interest sweep, or Sub-account rebalancing, it will not be counted as part of your 12 free transfers.

LOAN INTEREST RATES

The loan interest spread is the difference between the amount of interest we charge you for a loan (a maximum effective annual rate of 5.5% of the Loan Amount) and the amount of interest we credit to the amount in your Loan Account (a guaranteed effective annual rate of 3.0% of the Loan Account). This results in a net loan interest rate of 2.5% of the Loan Amount.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract. If we choose to deduct these income or other taxes, we will notify you in writing.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios for investment management fees and other operating expenses the Portfolios incur. These expenses are summarized in the fee table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax advisor about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings (including any positive market value adjustments) until received. Different tax rules apply to Purchase Payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply. For example, contracts by a trust which holds the contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, and contracts held for qualified retirement plans may be able to defer tax on earnings until money is withdrawn from the contract.

QUALIFIED CONTRACTS

Contracts purchased as an Individual Retirement Annuity (“IRA”), Roth IRA, Tax Sheltered Annuity (“TSA”), Roth TSA, Deferred Compensation Plan (“457”), or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. If the contract is purchased as part of your employer’s retirement plan, we are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA). You should consult your tax advisor regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.

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You may be able to make a direct transfer or rollover from other qualified plans and contracts to this contract. If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA.

Generally, qualified plans (except for Roth IRAs) are subject to required minimum distributions. For TSAs and 457 Plans you must begin receiving required minimum distributions no later than April 1 of the year following the latter of attainment of age 70 1/2 or the date you sever employment with the employer sponsoring the plan. For IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There may be substantial penalties if you fail to take required minimum distributions.

A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Furthermore, under final regulations issued by the Internal Revenue Service (“IRS”), the value of “other benefits” provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any guaranteed minimum death benefits provided under your contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution may be impacted. If you are purchasing a qualified contract, you should consult a tax advisor.

To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. Under some circumstances, you may be able to make “after-tax” Purchase Payments. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

When this contract is issued in connection with a qualified plan, we will amend the contract as necessary to conform to the requirements of the plan. However, you are cautioned that the rights of any person to benefits under the retirement plan may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the contract, unless we consent.

TAX SHELTERED ANNUITIES - 403(b) CONTRACTS

TSAs are available to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code. Effective on January 1, 2009, Department of Treasury 403(b) regulations went into effect. The regulations generally require employers offering 403(b) plans to maintain those plans pursuant to a written plan document and to coordinate administration of the plans.

Depending on the employer’s written plan, there may be restrictions on the availability of loans, distributions, transfers and exchanges.

Purchase payments made on a contract may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Distributions of employer contributions on or after January 1, 2009, are subject to distribution restrictions specified in the employer’s 403(b) plan.

If your contract is issued pursuant to a 403(b) plan, we generally are required to confirm with your 403(b) plan sponsor that your Purchase Payments to or surrender, withdrawals, transfers or loans from your contract comply with applicable tax requirements before we process those transactions and to decline Purchase Payments or requests that are not in compliance. These transactions cannot be processed until all information required under the tax law is received. By directing Purchase Payments to the contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

As a general matter, all contracts that have received plan contributions after 2004 are required to be included in the 403(b) and subject to your employer’s administration. The rules are complex, and this discussion is not intended as tax advice. The IRS continues to issue guidance and clarification regarding the new rules. Some rules may be subject to difference interpretations. You should consult your own tax advisor or your employer to discuss the regulations.

WITHDRAWALS FROM ROTH IRAS AND ROTH TSAS

Qualified distributions from Roth IRA and Roth TSA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA or Roth TSA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual’s death or disability, or, for Roth IRAs only, as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISOR FEES

Withdrawals from non-qualified contracts for the payment of investment advisor fees will be considered taxable distributions from the contract. The IRS has held, however, that the payment of investment advisor fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details.

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NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the contract.

The Code generally treats distributions as coming first from earnings (also referred to in the Internal Revenue Code as “income on the contract”) and then from Purchase Payments. Non-qualified deferred annuity contracts issued by the same insurer to the same Owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to Purchase Payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

If the contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the contract could be currently includable in your income.

TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract. For qualified contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS

For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. However, these same options may not be available to surviving beneficiaries who are “civil union partners”, “domestic partners” or other similar relationships as recognized under the laws of certain states. These options are available only to a person defined as a “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, the administration of spousal rights and the related tax reporting for the contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law is evolving and complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner.

EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes, however, you should consult your tax advisor. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.

If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2008-24 effective for partial exchanges completed on or after June 30, 2008. Partial exchanges may qualify for tax free treatment if you meet the conditions outlined in the revenue procedure. We advise you to consult a tax advisor as to the potential tax consequences before attempting any partial exchange.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

A transfer or assignment of ownership of a contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

DIVERSIFICATION/OWNERSHIP

Variable annuity contracts receive tax deferral as long as the Sub-accounts meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the Separate Account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to excise investment control over the assets. Under this contract, you have the option to invest in a number of Sub-accounts. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract

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might lose its tax favored status as an annuity because of the number and type of Sub-accounts you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the Owner of the Separate Account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain “eligible rollover distributions” from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. For this purpose, an eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or TSA or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii)  a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

•	by taking partial withdrawals during the Accumulation Phase;

•	by surrendering your contract during the Accumulation Phase;

•	by taking repetitive withdrawals (described below);

•	by taking a loan;

•	by receiving payments during the Income Phase (see “Section 2 - Annuity Payments”); or

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•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit”).

PARTIAL WITHDRAWALS

During the Accumulation Phase, you can make partial withdrawals from the amount available under your contract by writing to us at our Home Office. The withdrawal request must be accompanied with all the information we need to process it. Partial withdrawals must be at least $250, ($100 if withdrawals are made by electronic funds transfer), or the Contract Value if less. If you take a partial withdrawal, you must tell us from which investment options we are to take the withdrawal. However, withdrawals are not allowed from the Dollar Cost Averaging Fixed Account Option except upon surrender of the contract. Once we receive your request, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE. Partial withdrawals are payable within seven calendar days.

A withdrawal may have a distribution charge and a withdrawal charge. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

SURRENDERING YOUR CONTRACT

You can surrender your contract for its Contract Value at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request at our Home Office. All benefits will terminate as of the date we receive the required information to process your surrender request. We will determine your surrender value as of the next close of the NYSE after we have received the required information to process your request. We will pay you the surrender value within seven calendar days.

The surrender value will be equal to your Contract Value minus any applicable distribution charge, Loan Amount and withdrawal charge.

REPETITIVE WITHDRAWALS

Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, semi-annually or annually. The minimum amount for each withdrawal is $500, or the Contract Value if less. You may request repetitive withdrawals by completing the appropriate form and sending it to our Home Office. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and your Beneficiary.

You may begin repetitive withdrawals based on life expectancy by providing us with your gender and verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.

Example One:  Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.

Example Two:  Assume that in one year, when the contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.

Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals or otherwise modify or stop these repetitive withdrawals, a withdrawal charge may apply and there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty.

If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to repetitive withdrawals.

LOANS

Subject to your TSA employer’s plan, you may take a loan against your Contract Value. Loan charges will apply. See “Section 5 - Charges and Expenses.” You may request a loan from us, using your Contract Value as the security for the loan, if:

•	your contract is not subject to Title 1 of ERISA;

•	your contract is issued under Section 403(b) of the Code; and

•	you are permitted to take loans under the plan.

You may have only one loan outstanding at any time. The amounts and terms of a loan may be subject to state restrictions, plan requirements, and Section 72(p) of the Code. You should consult a tax advisor before taking a loan.

You must complete a loan application and sign a loan agreement in which you consent to maintain a required minimum collateral balance of at least 175% of the outstanding Loan Amount in the Symetra Fixed Account at all times. If your

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balance in the Symetra Fixed Account is less than the required minimum collateral balance, we will transfer money from the Sub-accounts (as selected by you on your loan application) to the Symetra Fixed Account to reach the required minimum collateral balance. Any amount allocated to the Symetra Fixed Account as part of the required minimum collateral balance for a loan will not be included for purposes of applying transfer and withdrawal restrictions. Withdrawals and transfers from the Symetra Fixed Account are not allowed to the extent they would cause the value in the Symetra Fixed Account to be less than the required minimum collateral balance.

If a loan is outstanding when you request to switch to the Income Phase, you must repay the loan before annuity payments will begin. The amount available for annuitization will then be the Contract Value after the deduction of the Loan Amount and any loan charges due.

If a loan is outstanding when you die, the Loan Amount plus any charges due at the time of your death will be deducted from the death benefit proceeds prior to making payment to your Beneficiary.

The amount of your scheduled loan payment will be provided to you upon loan issuance. The scheduled loan payment amount is determined by level amortization of the Loan Amount over the repayment period at the loan’s charged rate of interest. Loan payments must be made at least quarterly, but may be made more rapidly, if desired. Payments made in addition to the regularly scheduled payments will be applied first to the interest accrued since the last payment and then to reduce principal. Payments made in addition to regularly scheduled payments will not change the amount of future loan payments, but may result in fewer payments.

If a loan payment is more than 90 days past due, the loan is in default. Loans in default will continue to accrue interest on the outstanding Loan Amount until the loan is repaid. Loans in default will have tax consequences. For more information on loans, consult your loan agreement.

Loans taken prior to May 1, 2010 may have different terms. Consult your loan agreement for more information.

WITHDRAWAL RESTRICTIONS ON TSA CONTRACTS

Your right to make withdrawals or surrenders is subject to any restrictions imposed by applicable law or retirement plans.

There are certain restrictions imposed on withdrawals of contracts used as funding vehicles for 403(b) retirement plans (“TSAs”). Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

•	you attain age 59 1/2;

•	you leave your job;

•	you die or become disabled as defined by the Code;

•	you experience a qualifying hardship (applies to contributions only);

•	you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order; or

•	you are a member of the National Guard Reserves, are called to active duty and request a qualified reservist distribution.

Also, for 403(b) contracts, amounts attributable to employer contributions made on or after January 1, 2009, are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with tax regulations. Amounts transferred to a 403(b) contract from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

In the case of all qualified contracts, tax penalties may apply to withdrawals. There may also be restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made. However, these restrictions on withdrawals do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM (“TEXAS ORP”)

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

•	terminate employment in all eligible Texas institutions of higher education;

•	retire;

•	attain age 70 1/2; or

•	die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE REQUIREMENTS

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. We may waive this minimum balance for contracts issued in connection with employer sponsored retirement plans. Similarly, you must withdraw the entire Contract Value and your contract will terminate if, after a withdrawal, the remaining Contract Value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of Accumulation Units and/or the value of the Symetra Fixed Account options as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 6 - Taxes”.

8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first

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election of how to receive payment, or six months from the date of death. The death benefit provisions may be different for contracts issued prior to April 30, 2004. Please refer to your contract for variations.

DEATH DURING THE ACCUMULATION PHASE

If any Owner dies during the Accumulation Phase, the death benefit is payable to the:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.

If the Owner is a non-natural person (e.g., a corporation or trust), the death of any Annuitant is treated as the death of the Owner. Therefore, a joint Annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first Annuitant.

If an Annuitant is not an Owner and dies during the Accumulation Phase, the Owner must designate a new Annuitant. If an Annuitant is not designated within 30 days after we are notified of the Annuitant’s death, the Owner will be named as an Annuitant.

Death Benefit

The death benefit is the higher of:

1)	your Contract Value (as of the date indicated above); or

2)	if you are a sole Owner or the oldest joint Owner, the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit is initially equal to your first Purchase Payment and is immediately increased by additional Purchase Payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The Guaranteed Minimum Death Benefit is reset on each 5-year contract anniversary until the oldest Owner attains age 75. The reset benefit is equal to the immediately preceding Guaranteed Minimum Death Benefit or is “stepped up” to your Contract Value on that date, if higher.

Calculation of Death Benefit

We will determine the amount of and pay the death benefit upon receipt at our Home Office of the following:

•	proof of death acceptable to us, such as a certified copy of a death certificate;

•	written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment; and

•	any other documents, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the Guaranteed Minimum Death Benefit exceeds the Contract Value, we will add money to your contract in order to satisfy the Guaranteed Minimum Death Benefit. The money added will be allocated to the investment options in the same manner as Purchase Payments. For limitations on the amount we will add, please see “Limitations on Death Benefit” described below.

Payment of Death Benefit

The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, Beneficiaries should notify us of a death as promptly as possible to limit their risk of a decline in benefit value. We will waive any negative market value adjustment on the portion of the death benefit in a guaranteed period under the Guaranteed Interest Period Fixed Account Option that is withdrawn from the contract by the Beneficiary within 60 days from the date we receive proof of death. The amount of the death benefit will include any interest required by state law. In all cases, any outstanding Loan Amount will be deducted from the death benefit proceeds.

Under a non-qualified contract, the death benefit may be paid as:

1)	a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

2)	annuity payments made over the Beneficiary’s life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If you entered into a civil union your rights to continue the contract may be limited under federal laws. See “Section 6 - Taxes” for more information. If this spouse is also the oldest joint Owner, the Guaranteed Minimum Death Benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the Contract Value.

If there is no surviving joint Owner, or the contract is owned by a single Owner, the right to receive the death benefit or to change the payee for remaining annuity payments will pass to the Beneficiary as elected on the contract application (or Beneficiary designated on our records, if changed by you at a later date).

If the age of the Annuitant or contract Owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the Annuitant or contract Owner.

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DEATH DURING THE INCOME PHASE

If an Owner dies during the Income Phase, then any amounts paid after an Owner’s death will depend on which annuity option was selected. Under the Payments Based on a Number of Years annuity option, if an Owner dies before the entire Contact Value has been paid out, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and an election of how to take the death benefit payment. If an Owner dies while annuity payments are being paid under another annuity option, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not the Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the payee designated by the Owner. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 2 - Annuity Payments” for more information.

The right to receive the death benefit under Payments Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.

LIMITATION ON DEATH BENEFIT

At most, one Guaranteed Minimum Death Benefit will be paid during the life of the contract. In addition for contracts purchased on or after April 30, 2004, the maximum amount that we will add to your contract in order to satisfy the Guaranteed Minimum Death Benefit is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment. The Guaranteed Minimum Death Benefit will only be paid upon the death of the oldest original Owner. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

9. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. This change of ownership had no effect on your rights as a contract Owner. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We established Symetra Separate Account C (formerly Safeco Separate Account C) (“Separate Account”) under Washington law on September 14, 1993. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended on January 28, 1994.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the fixed account options, it goes into Symetra Life’s General Account. The General Account is

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made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our contract Owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account options or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account options.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

Registered representatives who solicit sales of the contracts may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one annuity over another annuity and may favor one annuity provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your contract, please ask your registered representative.

Furthermore, we and SSI offer the contracts through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company’s annuity product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our contracts to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide administrative services to us in connection with the contracts. Some wholesalers may also directly sell the contracts. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Purchase Payments invested in the contract. At the option of the broker-dealer, we may pay lower compensation on Purchase Payments but pay a periodic asset-based commission beginning after the first Contract Year. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer but is not expected to be more than 1.6% of Purchase Payments and up to 1.00% annually of the average Contract Value (if asset-based commissions are paid to the broker-dealer). We also pay a commission of up to 1.85% of the Contract Value applied to purchase a fixed annuitization option. In addition, allowances, and bonuses may be paid to broker-dealers and/or other distributors of the contracts and we may also provide non-cash compensation in connection with the promotion of the contracts, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we may have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, purchase payments received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This contract does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the distribution charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account options. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios.

From time to time, we may pay organizations, associations and non-profit organizations fees to endorse or sponsor our variable annuity contracts. These organizations are compensated for

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their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from us. We may also compensate these organizations by our funding of their programs, scholarships, events or awards.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the contract, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the Symetra Fixed Account options for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges or crediting additional interest to the Symetra Fixed Account options.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION

You can find more information about the Spinnaker Advisor Variable Annuity contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.Symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

Services

Purchase Of Contracts

Reduction of Waivers or Charges

Underwriter

Market Value Adjustment

Additional Tax Information

Annuity Provisions

Financial Statements

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(cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated May 1, 2010, for this prospectus, please complete this form, detach and mail to:

Symetra Life Insurance Company

PO Box 3882

Seattle, WA 98124-3882

Please send me a free copy of the Statement of Additional Information for the Symetra Spinnaker® Advisor Variable Annuity at the following address:

Name:

Mailing Address:

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APPENDIX

Accumulation Unit Value History

Except for Sub-accounts which were not offered under the contract as of December 31, 2009, the following table includes Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

INVESCO V.I. CAPITAL APPRECIATION FUND SERIES I SUB-ACCOUNT (1)
April 28 value (initial public offering)				$10.000
December 31 value	$7.373	$6.178	$10.901	$9.875
December 31 units	25,976	32,322	40,684	58,618

INVESCO V.I. CAPITAL APPRECIATION FUND SERIES II SUB-ACCOUNT (1)
April 28 value (initial public offering)				$10.000
December 31 value	$9.043	$7.600	$13.440	$12.206
December 31 units	3,688	3,428	880	100

INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES I SHARES) SUB-ACCOUNT (1)(2)
May 1 value (initial public offering)							$10.000
December 31 value	$14.533	$10.357	$19.837	$18.159	$15.811	$14.636	$12.857
December 31 units	3,032	3,566	4,088	3,907	2,424	3,077	1,864

INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) SUB-ACCOUNT (1)
March 15 value (initial public offering)				$10.000
December 31 value	$8.412	$6.011	$11.535	$10.588
December 31 units	4,810	3,188	4,361	5,310

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES) SUB-ACCOUNT (1)
May 1 value (initial public offering)							$10.000
December 31 value	$13.550	$10.768	$15.306	$13.885	$13.386	$12.558	$11.845
December 31 units	7,409	9,573	13,965	17,275	21,238	38,940	17,566

INVESCO V.I. GLOBAL REAL ESTATE FUND (SERIES I SHARES) SUB-ACCOUNT (1)
October 6 value (initial public offering)										$9.745
December 31 value	$20.406	$15.742	$28.855	$30.996	$22.052	$19.585	$14.550	$10.634	$10.142	$10.368
December 31 units	65,825	85,129	101,387	138,259	162,335	167,160	147,163	88,514	34,322	628

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT (1)(2)
May 1 value (initial public offering)							$10.000
December 31 value	$20.404	$15.308	$26.051	$23.042	$18.230	$15.684	$12.833
December 31 units	11,496	13,964	20.921	23,997	15,951	4,891	657

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB-ACCOUNT (1)
March 15 value (initial public offering)				$10.000
December 31 value	$10.328	$7.767	$13.256	$11.753
December 31 units	84,233	51,869	67,359	29,835

INVESCO V.I. SMALL CAP EQUITY FUND (SERIES II SHARES) SUB-ACCOUNT (1)
May 1 value (initial public offering)		$10.000
December 31 value	$8.452	$7.093
December 31 units	2,574	1,999

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
October 6 value (initial public offering)										$9.566
December 31 value	$10.324	$9.071	$11.552	$11.170	$10.338	$9.996	$9.239	$7.846	$8.802	$9.260
December 31 units	207,465	258,636	298,940	328,237	393,800	407,679	366,981	284,028	180,330	26,017

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Accumulation Unit Value History (Continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION CLASS II FUND SUB-ACCOUNT
April 28 value (initial public offering)					$9.976
December 31 value	$11.320	$10.417	$10.742	$9.951	$9.940
December 31 units	103,955	102,959	118,553	102,759	69,851

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)										$9.312
December 31 value	$7.755	$5.882	$10.817	$9.297	$7.544	$6.758	$5.967	$4.862	$6.195	$8.886
December 31 units	137,958	155,256	176,335	168,186	126,550	145,843	134,520	155,772	100,732	31,884

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE CLASS II FUND SUB-ACCOUNT
April 28 value (initial public offering)					$10.125
December 31 value	$9.103	$7.702	$12.488	$12.844	$10.879
December 31 units	12,903	23,911	31,993	27,796	5,442

AMERICAN CENTURY VP ULTRA® CLASS I SUB-ACCOUNT
May 1 value (initial public offering)							$10.000
December 31 value	$11.287	$8.516	$14.765	$12.380	$12.986	$12.896	$11.822
December 31 units	3,028	3,030	13,149	10,575	9,497	5,931	2,688

AMERICAN CENTURY VP ULTRA® CLASS II SUB-ACCOUNT
March 16 value (initial public offering)			$10.000
December 31 value	$9.238	$6.968	$12.115
December 31 units	510	498	823

AMERICAN CENTURY VP VALUE SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.019	$10.173	$14.097	$15.079	$12.893	$12.454	$11.052	$8.695
December 31 units	26,662	23,087	27,203	34,921	41,673	35,929	22,712	3,723

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO SUB-ACCOUNT (3)
May 1 value (initial public offering)		$10.000
December 31 value	$10.658	$10.340
December 31 units	14,176	1,457

CALVERT VP EAFE INTERNATIONAL PORTFOLIO SUB-ACCOUNT (3)
May 1 value (initial public offering)		$10.000
December 31 value	$7.413	$5.899
December 31 units	8,361	-

CALVERT VP NASDAQ 100 INDEX PORTFOLIO SUB-ACCOUNT (3)
May 1 value (initial public offering)		$10.000
December 31 value	$9.466	$6.257
December 31 units	802	-

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SUB-ACCOUNT (3)
May 1 value (initial public offering)		$10.000
December 31 value	$8.649	$6.966
December 31 units	16,421	3,327

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$9.264
December 31 value	$5.750	$4.362	$6.749	$6.353	$5.903	$5.780	$5.521	$4.446	$6.349	$8.322
December 31 units	71,740	56,124	46,314	54,491	74,955	71,622	69,524	59,992	37,403	2,633

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$9.443
December 31 value	$10.127	$7.582	$12.913	$12.909	$12.155	$11.296	$10.012	$7.712	$8.942	$9.377
December 31 units	254,419	296,901	373,569	508,133	632,585	811,373	780,031	707,712	447,328	85,547

Spinnaker Advisor Prospectus

40

Accumulation Unit Value History (Continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

DREYFUS IP - TECHNOLOGY GROWTH - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$8.446
December 31 value	$3.683	$2.370	$4.088	$3.616	$3.517	$3.438	$3.473	$2.334	$3.908	$5.931
December 31 units	195,329	162,127	172,694	140,847	161,952	187,997	188,568	97,481	54,801	2,086

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$9.509
December 31 value	$8.933	$7.395	$10.650	$10.087	$8.786	$8.540	$8.249	$6.907	$8.415	$9.413
December 31 units	107,809	116,735	126,059	156,758	207,393	257,343	247,272	202,986	71,447	4,341

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$10.105
December 31 value	$14.014	$12.368	$13.096	$12.834	$12.492	$12.367	$12.140	$11.737	$11.050	$10.507
December 31 units	85,399	113,613	149,624	203,984	293,870	359,839	446,324	426,465	292,769	779

DREYFUS STOCK INDEX FUND - SERVICE SHARES SUB-ACCOUNT
May 1 value (initial public offering)							$10.000
December 31 value	$12.230	$9.844	$15.936	$15.401	$13.563	$13.176	$12.115
December 31 units	290,567	307,102	377,748	377,730	417,403	359,654	259,374

DWS BALANCED VIP SUB-ACCOUNT
October 6 value (initial public offering)										$9.655
December 31 value	$8.944	$7.352	$10.265	$9.953	$9.143	$8.909	$8.489	$7.303	$8.725	$9.424
December 31 units	135,687	180,353	188,337	240,085	291,089	368,509	452,475	443,566	263,098	18,223

DWS CAPITAL GROWTH VIP CLASS B SUB-ACCOUNT
May 1 value (initial public offering)		$10.000
December 31 value	$8.428	$6.761
December 31 units	21,689	635

DWS GLOBAL OPPORTUNITIES (CLASS B SHARES) SUB-ACCOUNT
May 1 value (initial public offering)		$10.000
December 31 value	$7.694	$5.287
December 31 units	2,032	-

DWS INTERNATIONAL VIP SUB-ACCOUNT
October 6 value (initial public offering)										$9.331
December 31 value	$7.763	$5.899	$11.558	$10.234	$8.247	$7.202	$6.271	$4.980	$6.190	$9.085
December 31 units	8,783	18,104	36,168	39,250	47,003	59,037	61,474	59,591	69,114	9,905

FEDERATED CAPITAL INCOME FUND II SUB-ACCOUNT
October 6 value (initial public offering)										$9.714
December 31 value	$9.148	$7.235	$9.220	$8.993	$7.889	$7.531	$6.952	$5.845	$7.798	$9.114
December 31 units	5,069	5,966	8,314	15,500	17,698	18,797	19,578	20,742	16,926	10

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
October 6 value (initial public offering)										$9.848
December 31 value	$14.935	$9.913	$13.591	$13.334	$12.209	$12.066	$11.083	$9.201	$9.207	$9.186
December 31 units	34,396	45,688	72,238	87,156	142,890	183,641	190,381	37,610	29,559	10

FIDELITY VIP ASSET MANAGER PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)							$10.000
December 31 value	$12.828	$10.081	$14.349	$12.605	$11.917	$11.620	$11.179
December 31 units	9,158	11,889	7,925	9,952	10,439	8,765	1,707

FIDELITY VIP CONTRAFUND PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)							$10.000
December 31 value	$15.733	$11.762	$20.761	$17.914	$16.269	$14.115	$12.402
December 31 units	135,376	120,203	108,108	108,759	95,238	32,897	10,518

Spinnaker Advisor Prospectus

41

Accumulation Unit Value History (Continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY VIP EQUITY INCOME PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)							$10.000
December 31 value	$12.412	$9.671	$17.112	$17.101	$14.435	$13.834	$12.586
December 31 units	75,810	74,860	92,432	113,236	90,145	44,490	25,468

FIDELITY VIP FREEDOM 2010 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$9.269	$7.587
December 31 units	5,109	4,090

FIDELITY VIP FREEDOM 2015 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$9.129	$7.408
December 31 units	1,559	1,008

FIDELITY VIP FREEDOM 2020 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$8.753	$6.908
December 31 units	1,056	-

FIDELITY VIP FREEDOM 2025 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$8.650	$6.762
December 31 units	14,314	3,160

FIDELITY VIP FREEDOM 2030 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$8.295	$6.416
December 31 units	5,910	-

FIDELITY VIP FREEDOM INCOME PORTFOLIO CLASS II SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$10.028	383
December 31 units	$8.875	-

FIDELITY VIP GROWTH & INCOME PORTFOLIO SUB-ACCOUNT
October 6 value (initial public offering)										$9.768
December 31 value	$8.446	$6.736	$11.724	$10.610	$9.511	$8.965	$8.598	$7.048	$8.575	$9.535
December 31 units	150,163	179,092	209,225	256,553	289,827	366,583	384,126	286,443	154,532	22,133

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SUB-ACCOUNT
October 6 value (initial public offering)										$9.180
December 31 value	$6.401	$4.453	$10.045	$8.274	$7.960	$7.417	$7.020	$5.484	$7.120	$8.412
December 31 units	24,991	24,656	29,369	42,482	49,201	84,307	85,118	70,291	36,997	10

FIDELITY VIP GROWTH SUB-ACCOUNT PORTFOLIO SUB-ACCOUNT
October 6 value (initial public offering)										$9.074
December 31 value	$5.515	$4.362	$8.377	$6.694	$6.356	$6.096	$5.983	$4.569	$6.633	$8.173
December 31 units	285,036	319,895	366,331	479,926	547,916	610,545	597,866	534,070	281,785	87,223

FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2 SUB-ACCOUNT
April 28 value (initial public offering)					$10.046
December 31 value	$12.575	$9.129	$15.338	$13.493	$12.179
December 31 units	113,732	105,314	98,538	58,874	7,738

FIDELITY MONEY MARKET PORTFOLIO SERVICE CLASS 2 SUB ACCOUNT
December 2 value (initial public offering)						$10.000
December 31 value	$10.839	$10.945	$10.806	$10.446	$10.131	$10.001
December 31 units	324,504	515,305	218,982	127,618	69,027	4,600

Spinnaker Advisor Prospectus

42

Accumulation Unit Value History (Continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY VIP OVERSEAS PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$7.275	$5.848
December 31 units	3,830	5,051

FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28 value (initial public offering)			$10.000
December 31 value	$10.970	$8.370	$13.129
December 31 units	256	2,532	2,531

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUNDS - CLASS 1 SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$8.538	$6.651
December 31 units	5,109	7,095

FRANKLIN INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
December 2 value (initial public offering)					$10.257
December 31 value	$11.342	$8.487	$12.241	$11.971	$10.272
December 31 units	77,933	121,665	135,919	73,472	37,114

FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28 value (initial public offering)					$10.061
December 31 value	$10.639	$8.358	$12.660	$13.159	$11.413
December 31 units	100,707	67,599	63,775	47,880	37,422

FRANKLIN SMALL MID CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
October 6, value (initial public offering)										$8.992
December 31 value	$6.592	$4.658	$8.219	$7.497	$6.998	$6.776	$6.167	$4.559	$6.486	$7.765
December 31 units	74,671	88,484	124,839	116,867	192,725	269,050	223,380	158,097	112,515	22,042

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)										$10.105
December 31 value	$14.480	$14.250	$13.438	$12.791	$12.476	$12.360	$12.120	$12.031	$11.120	$10.543
December 31 units	375,668	373,639	402,186	482,575	551,197	598,460	624,784	689,681	252,843	486

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$11.585	$9.325	$15.045	$14.752	$12.643	$11.603	$10.452	$8.474
December 31 units	57,337	47,652	49,897	34,647	51,258	32,969	29,333	14,954

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)										$8.900
December 31 value	$22.003	$12.934	$27.749	$21.863	$17.317	$13.788	$11.217	$7.439	$7.559	$8.325
December 31 units	32,728	33,949	59,929	69,301	67,312	31,623	29,407	18,820	2,853	10

TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 SUB-ACCOUNT (formerly known as Templeton Global Income Securities Fund)
April 28 value (initial public offering)					$10.013
December 31 value	$14.598	$12.480	$11.922	$10.898	$9.805
December 31 units	57,500	36,287	53,948	23,753	8,039

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$11.290	$8.737	$15.370	$15.238	$12.692	$11.828	$10.344	$7.942
December 31 units	31,517	34,135	35,308	28,349	33,757	26,974	27,037	6,178

IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)		$10.000
December 31 value	$8.223	$6.554
December 31 units	2,721	-

Spinnaker Advisor Prospectus

43

Accumulation Unit Value History (Continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)		$10.000
December 31 value	$8.993	$7.634
December 31 units	44,075	-

IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)		$10.000
December 31 value	$9.865	$9.244
December 31 units	29,519	-

IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)		$10.000
December 31 value	$8.549	6.958
December 31 units	13,336	6,499

IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)		$10.000
December 31 value	$9.437	$8.452
December 31 units	20,275	-

ING GLOBAL RESOURCES PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)							$10.000
December 31 value	$26.612	$19.635	$33.767	$25.758	$21.468	$15.247	$13.731
December 31 units	2,500	4,622	10,620	10,004	27,035	6,868	3,147

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY SUB-ACCOUNT (formerly known as JPMorgan International Equity)
May 1 value (initial public offering)							$10.000
December 31 value	$16.832	$12.658	$21.900	$20.325	$16.897	$15.487	$13.275
December 31 units	62,695	68,633	79,595	102,274	96,506	26,271	8,405

JPMORGAN INSURANCE TRUST MID CAP VALUE SUB-ACCOUNT (formerly known as JPMorgan Mid Cap Value)
May 1 value (initial public offering)							$10.000
December 31 value	$15.092	$12.088	$18.362	$18.186	$15.791	$14.670	$12.295
December 31 units	48,086	66,039	100,305	97,696	109,221	30,830	13,268

JPMORGAN INSURANCE TRUST U.S. EQUITY SUB-ACCOUNT (formerly known as JPMorgan U.S. Large Cap Core Equity)
October 6 value (initial public offering)										$9.297
December 31 value	$7.458	$5.716	$8.785	$8.768	$7.631	$7.639	$7.079	$5.605	$7.545	$8.691
December 31 units	226,270	244,263	285,380	393,426	467,924	660,366	756,835	932,299	560,828	124,227

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$8.317	$6.516
December 31 units	28	9

NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SUB-ACCOUNT
May 1 value (initial public Offering)		$10.000
December 31 value	$8.026	$6.200
December 31 units	4,353	31

PIMCO ALL ASSET PORTFOLIO - ADVISOR CLASS SHARES SUB-ACCOUNT
April 28 value (initial public offering)					$10.008
December 31 value	$11.361	$9.493	$11.454	$10.742	$10.423
December 31 units	3,128	2,876	2,459	5,239	5,200

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SHARES SUB-ACCOUNT
April 28 value (initial public offering)					$9.920
December 31 value	$9.810	$7.033	$12.695	$10.452	$10.944
December 31 units	57,481	42,197	51,262	59,485	41,710

Spinnaker Advisor Prospectus

44

Accumulation Unit Value History (Continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

PIONEER BOND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$10.110
December 31 value	$15.314	$13.209	$13.488	$12.843	$12.445	$12.304	$12.055	$11.843	$11.147	$10.541
December 31 units	70,178	81,374	97,167	118,254	141,769	203,752	246,071	275,457	131,682	487

PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)					$10.000
December 31 value	$18.687	$10.895	$26.512	$18.884	$14.139
December 31 units	38,750	29,956	27,484	16,505	3,228

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 2 value (initial public offering)						$10.000
December 31 value	$9.753	$8.688	$12.680	$12.797	$10.631	$10.222
December 31 units	30,789	24,587	29,081	30,516	11,713	388

PIONEER FUND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$9.389
December 31 value	$7.614	$6.170	$9.524	$9.205	$8.007	$7.651	$7.209	$5.862	$8.027	$8.987
December 31 units	47,186	57,815	66,706	100,061	110,226	164,313	200,994	180,497	71,470	232

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO - CLASS I SUB-ACCOUNT
October 6 value (initial public offering)										$9.332
December 31 value	$10.086	$7.079	$11.134	$11.751	$11.290	$10.737	$8.906	$6.321	$10.290	$8.764
December 31 units	109,326	135,150	172,763	221,561	325,607	421,047	442,781	411,228	271,311	786

PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)					$10.000
December 31 value	$11.264	$7.130	$11.255	$10.814	$10.135
December 31 units	18,223	7,559	9,127	5,171	1,784

PIONEER MID CAP VALUE VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$8.471
December 31 value	$8.493	$6.862	$10.483	$10.074	$9.078	$8.537	$7.517	$5.244	$7.002	$7.951
December 31 units	32,975	37,307	46,660	50,785	64,279	87,945	86,349	76,956	39,293	3,236

PIONEER MONEY MARKET VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
October 6 value (initial public offering)										$10.069
December 31 value	$10.980	$11.122	$11.022	$10.667	$10.357	$10.254	$10.334	$10.432	$10.425	$10.194
December 31 units	60,188	62,162	67,370	137,671	98,224	160,197	316,587	458,796	495,602	76,757

PIONEER REAL ESTATE SHARES VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
April 28 value (initial public offering)				$10.000
December 31 value	$7.624	$5.880	$9.677	$12.137
December 31 units	70,934	62,604	47,621	21,226

PIONEER SMALL CAP VALUE VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT (4)
October 6 (initial public offering)										$9.511
December 31 value	$11.757	$12.298	$20.127	$21.951	$19.837	$17.509	$14.525	$10.321	$10.973	$9.181
December 31 units	-	86,119	119,200	172,660	251,176	323,547	336,088	292,622	215,910	10

PIONEER SMALL CAP VALUE VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT (4)
December 2 value (initial public offering)						$10.000
December 31 value	$6.674	$6.998	$11.472	$12.541	$11.147	$10.179
December 31 units	-	39,270	65,847	73,594	54,401	1,734

PIONEER STRATEGIC INCOME VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)					$10.000
December 31 value	$12.428	$9.754	$11.211	$10.713	$10.231
December 31 units	58,058	48,933	31,512	13,211	31,103

Spinnaker Advisor Prospectus

45

Accumulation Unit Value History (Continued)

1	Effective April 30, 2010 each series portfolio of the AIM Variable Insurance Funds was renamed to replace references to AIM with Invesco.

2	Due to an administrative error, prior to March 15, 2006 instead of purchasing Series II shares of Invesco V.I. International Growth Fund and Invesco V.I. Capital Development Fund, we were purchasing and redeeming Series I shares of Invesco V.I. International Growth Fund and Invesco V.I. Capital Development Fund. Due to this error, the December 31 value and units were previously shown for years 2003 through 2005 under the Series II shares of the Funds, however, the information has now been reported under Series I shares.

3	Effective April 30, 2010 each series portfolio of the Summit Mutual Funds, Inc. was renamed to replace references to Summit with Calvert.

4	Effective April 24, 2009, Pioneer Variable Contracts Trust has liquidated the Pioneer Small Cap Value VCT Portfolio.

Spinnaker Advisor Prospectus

46

SPINNAKER® ADVISOR VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-796-3872 or write to Symetra Life Insurance Company, Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.

This SAI and the prospectus are both dated May 1, 2010.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957, and formerly named Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account C (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.

Accumulation Units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the Purchase Payments made under a contract.

SERVICES

Experts

The statutory-basis financial statements and schedules of Symetra Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Symetra Separate Account C as of December 31, 2009, and for each of the two years in the period ended December 31, 2009, appearing in the Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).

REDUCTION OR WAIVERS OF CHARGES

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals because we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of

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forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. In these situations, the amount of the distribution charge on the contracts may be reduced or eliminated. Any reduction of the distribution charge will be determined by us after examination of all the relevant factors such as:

•	The size and type of group to which sales are to be made;

•	The total amount of Purchase Payments to be received;

•	Any prior or existing relationship with us; and

•	Other circumstances which would reduce our sales and other expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, Symetra Life may provide for a reduction or elimination of the distribution charge.

The distribution charge may be eliminated when the contracts are issued to an officer, director or employee of Symetra Life or any of its affiliates. In no event will reductions or elimination of the distribution charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

UNDERWRITER

Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2009, 2008, and 2007, SSI received $3,719,093, $4,759,624, and $5,126,947 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

MARKET VALUE ADJUSTMENT

If money is withdrawn from a guaranteed period under the Guaranteed Interest Period Fixed Account Option before the end of the guaranteed period, we will apply a Market Value Adjustment (“MVA”). The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. In general, the longer the time remaining to the end of the guaranteed period when the money is withdrawn, the greater the impact due to changing interest rates. The MVA can be positive or negative. However, upon total withdrawal from a guaranteed period, you will never receive less than 90% of the original amount allocated to that guaranteed period accumulated at 3% annualized interest and adjusted for any prior withdrawals. If amounts are taken from more than one guaranteed period at the same time, the MVA is calculated individually for each guaranteed period. The MVA formula is as follows:

MVA = W x (Ic - In) x Fs

where:

W	=	the amount withdrawn, transferred, or annuitized from a guaranteed period under the Guaranteed Interest Period Fixed Account Option;
Ic	=	the interest rate, in decimal form, credited on the money withdrawn, transferred, or annuitized;
In	=	the interest rate, in decimal form, that would be credited on new money allocated to a guaranteed period of the same duration as the guaranteed period from which money is being taken;
Fs	=	the adjustment factor, which varies by the length of time remaining in the guaranteed period and the interest rate credited on the money withdrawn, transferred, or annuitized;
s	=	the number of years remaining until the end of the guaranteed period from which money is being taken.
The adjustment factor for partial years will be interpolated between whole-year adjustment factors.

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Adjustment Factors (Fs)

Number of Years Remaining in the Guaranteed Period	Where Ic < 6%	Where Ic ≥ 6%
0	0.00	0.00
1	0.90	0.90
2	1.80	1.75
3	2.60	2.50
4	3.40	3.15
5	4.10	3.80
6	4.80	4.35
7	5.40	4.85
8	6.00	5.35
9	6.50	5.75
10	7.00	6.15

Examples of a MVA on withdrawals taken before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option:

Example 1

Assume a 5-year guaranteed period is purchased for $25,000 and earns annualized interest at 6.6%.

Two years and 61 days later a total withdrawal is requested from this guaranteed period (there are 2 years and 304 days left to the end of the guaranteed period). A new 5-year guaranteed period is now earning 7.0%.

The MVA that applies equals:

$25,000 x 1.066(2+61/365) x (.066 - .070) x (1.75 + (2.50 - 1.75) x 304/365) =

$28,713.97 x (-.004) x 2.375 = -$272.74

$28,713.97 - 272.74 =$28,441.23

The minimum guaranteed value after the MVA is .90 x $25,000 x 1.03(2+61/365) = $23,988.46.

Since $28,441.23 is greater than $23,988.46, the customer will receive $28,441.23.

Example 2

Assume a 3-year guaranteed period is purchased for $20,000 and earns annualized interest at 5.45%.

Two years and 182 days later a total withdrawal is requested from this guaranteed period (there are 183 days left to the end of the guaranteed period). A new 3-year guaranteed period is now earning 5.00%.

The MVA that applies equals:

$20,000 x 1.0545(2+182/365) x (.0545 - .0500) x (.90 x 183/365) =

$22,835.73 x .0045 x .4512 = $46.37

$22,835.73 + 46.37 = $22,882.10

The minimum guaranteed value after the MVA is .90 x $20,000 x 1.03(2+182/365) = $19,379.75

Since $22,882.10 is greater than $19,379.75 the customer will receive $22,882.10.

From time to time we may limit or change guaranteed periods under the Guaranteed Interest Period Fixed Account Option. Not all guaranteed periods may be available in all states. For purposes of calculating MVAs, we will continue to set new money rates for all guaranteed periods.

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ADDITIONAL TAX INFORMATION

Note

The following description is based upon Symetra Life’s understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this SAI or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended, (“the Code”) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment from a non-qualified contract, the recipient is taxed on a last-in, first-out basis, meaning taxable income is withdrawn before the costs basis of the contract is withdrawn. Qualified contracts are taxed on a pro-rata basis. The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Any death benefits paid under the contract are generally taxable to the Beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Symetra Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Symetra Life and its operations form a part of Symetra Life.

Non-Qualified Annuity Contracts

Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. The Purchase Payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income (including any positive MVAs).

Under Section 72(u) of the Code, the earnings on Purchase Payments for the contracts will be taxed currently to the Owner if the Owner is not a natural person, e.g., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any

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distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

Tax Treatment of Withdrawals – Non-qualified Annuity Contracts

In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See “Tax Treatment of Withdrawals - Qualified Contracts” below.)

Qualified Contracts

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The following describes contracts offered to individual contract Owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity (“IRA”) or Roth Individual Retirement Annuity (“Roth IRA”), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus. There are generally maximum amounts that can be contributed each year to IRAs. IRA Owners age 50 or older may be able to make additional “catch-up” Purchase Payments each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Generally, rollovers and direct transfers will not be subject to such limitations. Purchase payments (except for rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

a.	Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See IRS Publication 590 for additional details. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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b.	Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity Owner has reached age 59  1/2; (2) the distribution is paid to a beneficiary after the Owner’s death; (3) the annuity Owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

2.	The following describes contracts offered to participants of employer-sponsored retirement plans. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Symetra Life’s administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Symetra Life in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.	Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of “Tax Sheltered Annuities” (“TSA”) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See “Tax Treatment of Withdrawals - Qualified Contracts” below.) Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or partial withdrawals you request from a 403(b) contract comply with applicable tax requirements before we process your request. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.	Roth TSAs

Section 402A of the Code permits an employee to designate their contributions to their TSAs as Roth TSA contributions if Roth TSA contributions are permitted by the employer. Many of the federal rules pertaining

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to Roth TSAs have not yet been finalized. The IRS has not issued guidance regarding issues that may arise with respect to allocation of contract income, expenses, gains and losses. It has also not issued guidance with regards to the allocation of certain charges for guarantees under annuity contracts. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Roth TSA. Roth TSA contributions are includable in gross income and are subject to the TSA limits discussed above. Qualified distributions from Roth TSAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year for which the employee first designated a contribution as a Roth TSA contribution, and (b) meet any of the following conditions: (1) the annuity Owner has reached age 59  1/2; (2) the distribution is paid to a beneficiary after the Owner’s death; or (3) the annuity Owner is disabled. Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth TSA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

c.	Deferred Compensation Plans (457 Plans)

Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees’ gross income until distributed from the plan. Generally, because contributions are on a before-tax basis, withdrawals are subject to income tax. Your employer may allow loans under governmental Section 457 plans. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Tax Treatment of Withdrawals - Qualified Contracts

In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities and Roth Tax Sheltered annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner reaches age 59 1/2 ; (b) distributions following the death or disability of the Owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her designated beneficiary; (d) distributions made to the Owner who has separated from service after he or she has attained age 55; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed Owner; (h) distributions made to pay qualified higher education expenses; (i) distributions made to an Owner for first home purchases; (j) distributions due to an IRS levy; (k) “qualified reservist distributions” as defined in the Code; and (l) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA or Roth TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Such distributions (including distributions from Roth TSAs) must include the present value of any optional benefits you have purchased under the contract and must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. Generally, if you die before required minimum distributions have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making

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payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death. If your spouse is your beneficiary and your contract permits, your spouse may delay the start of required minimum distribution until December 31 of the year in which you would have reached age 70  1/2. Or, if your spouse is your sole beneficiary and the contract is an IRA, then he or she may elect to rollover the death proceeds into his or her own IRA (or a Roth IRA and pay tax on the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Your spouse may also be able to rollover the death proceeds into the spouse’s eligible retirement plan. Your plan may also offer non-spouse rollovers beginning in 2010. Contact your retirement plan for details.

Non-spouse beneficiary may be able to rollover death proceeds to inherited IRAs. If you die after required distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the Owner.

A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Tax Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59  1/2 ; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship: (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order; or (6) is a member of the National Guard or Reserves, is called to active duty and requests a qualified reservist distribution. Withdrawals for hardship are restricted to the portion of the Owner’s Contract Value which represents contributions made by the Owner and do not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans.

In addition, for contracts issued on or after January 1, 2009, amounts attributable to employer contributions are subject to withdrawal limitations specified in the employer’s section 403(b) plan document.

Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Income Tax Withholding

All distributions or any portion(s) thereof which are includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; b) distributions for a specified period of 10 years or more; c) distributions which are required minimum distributions; d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.

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Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

Symetra Life intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the contract Owner to be treated as the Owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. If a contract Owner is deemed to have “investor control” over the underlying portfolios, then the contract Owner could be taxed currently on income and gains under the contract.

The application of the investor control doctrine is subject to some uncertainty. The amount of Owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract Owner was not the Owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the Owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying Sub-accounts does not exceed 20, then the number of Sub-accounts alone would not cause the contract Owner to have investment control of the Sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract Owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or Sub-accounts, if any, that would cause the contract Owner to have investor control over the Sub-account assets.

We believe that the design of our contracts and the relationship between our contracts and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract Owner being retroactively determined to be the Owner of the assets of the Separate Account.

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Due to the uncertainty in this area, Symetra Life reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ANNUITY PROVISIONS

Annuity Unit Value

The value of an Annuity Unit for each Sub-account on any date varies to reflect the investment experience of the Sub-account, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by Symetra Life, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an Annuity Unit is determined by multiplying the value of an Annuity Unit for each Sub-account, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the Accumulation Unit value of a Sub-account on successive days when the NYSE is open for regular trading. The Net Investment Factor for any Sub-account for any valuation day is determined by taking the Accumulation Unit value of the Sub-account as of the current valuation day, and dividing it by the Accumulation Unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the Annuity Unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

Variable Annuity Payments

The amount of the first annuity payment is based on the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, the investment performance of the Sub-accounts you selected,, and the Annuity Date. The amount of the first payment is the sum of the payments from each Sub-account. We use the Variable Annuity Purchase Rate Table to determine the variable annuity payment based on the value of each Sub-account. We determine the value (after deduction for premium taxes, if applicable) on the 15th day of the preceding month. The Variable Annuity Purchase Rate Table is contained in the contract and is guaranteed for the duration of the contract.

The number of Annuity Units attributed to a Sub-account is the amount of the first annuity payment attributable to that Sub-account divided by the value of the applicable Annuity Unit for that Sub-account. This determination is made as of the 15th day of the month preceding the Annuity Date. The number of Annuity Units attributed to the variable annuity payment each month remains constant unless the Owner changes Sub-account elections. The value of an Annuity Unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each Sub-account, which are determined by multiplying the number of Annuity Units credited for that Sub-account by the Annuity Unit value of that Sub-account as of the 15th of the month preceding the annuity payment. If the NYSE is closed on that date, the calculation will be made on the next Business Day. If premium taxes are required by state law, these taxes will be deducted before they annuity payment is calculated.

To illustrate the manner in which variable annuity payments are determined we have provided the following example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an Owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The “Life Annuity with Guaranteed Period” option is described in the prospectus).

(1)	Assumed number of Accumulation Units in a Sub-account on maturity date	25,000

(2)	Assumed value of an Accumulation Unit in a Sub-account at maturity	$12.50

(3)	Cash value of contract at maturity, (1) x (2)	$312,500

(4)	Consideration required to purchase $1 of monthly annuity from Variable

	Annuity Purchase Rate Table	$200.20

(5)	Amount of first payment from a Sub-account, (3) divided by (4)	$1,560.94

(6)	Assumed value of Annuity Unit in a Sub-account at maturity	$13.00

(7)	Number of Annuity Units attributed to a Sub-account, (5) divided by (6)	120.072

11

The $312,500 value at maturity provides a first payment from the Sub-account of $1,560.94, and payments thereafter of the varying dollar value of 120.072 Annuity Units. The amount of subsequent payments from the Sub-account is determined by multiplying 120.072 units by the value of an Annuity Unit in the Sub-account on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the Sub-account will be 120.072 multiplied by $13.25, or $1,590.95.

However, the value of the Annuity Unit depends on the investment experience of the Sub-account. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in one Sub-account. If there are Annuity Units in two or more Sub-accounts, the annuity payment from each Sub-account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-accounts.

Payments Based on a Number of Years

This option is designed so that payments from the contract will meet the IRS definition of “amounts received as an annuity” and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as “an amount received as an annuity,” the following requirements must be met:

Fixed Payments

•

The amount of each payment must be determinable on the Annuity Date for the specified term. We calculate Payments Based on a Number of Years by amortizing the Contract Value on the Annuity Date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract Owner, but not less than 5 years nor more than the number of years to the Annuitant’s age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.

•	If the contract earns more than the contract’s minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

Variable Payments

•

Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the Annuity Date for the term specified by the Owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the Contract Value on the Annuity Date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year Contract Value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the Sub-accounts to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the Annuitant or at full surrender of the contract. The refund equals the full value of the undistributed Accumulation Units (and fixed account value, if any).

12

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

•	Accumulation unit values for all Sub-accounts on the annuity starting date equal $100,000;

•	Assumed investment return is 4%; and

•	Contract Owner A elects to receive annual payments at the beginning of the year for 20 years.

Under this scenario, contract Owner A’s first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.

Contract Owner A’s second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.

In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A’s third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $6,835.96 to make the third payment.

This annual recalculation process continues until the Accumulation Units are exhausted.

FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

13

Symetra Separate Account C

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account C

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account C (comprising, respectively, the AIM Capital Appreciation I, AIM Capital Appreciation II, AIM Capital Development Series I, AIM Capital Development Series II, AIM Global Healthcare, AIM Global Real Estate, AIM International Growth I, AIM International Growth II, AIM Mid Cap Core Equity II, AIM Small Cap Equity II, American Century Balanced, American Century Inflation Protection II, American Century International, American Century International II, American Century Large Company Value II, American Century Ultra I, American Century Ultra II, American Century Value, American Funds AMCAP, American Funds American Balanced, American Funds American High-Income Trust, American Funds Capital World Bond, American Funds EuroPacific Growth, American Funds The Growth Fund of America, American Funds The Investment Company of America, American Funds New Perspective, American Funds Washington Mutual Investors, BlackRock Global Allocation III, BlackRock Global Growth III, BlackRock Large Cap Value III, Calvert Social Balanced, Calvert Social Equity, Calvert Social Mid-Cap Growth, Columbia Mid-Cap Value B, Columbia Mid-Cap Growth B, Columbia Small Company Growth B, Columbia Small Cap Value B, Dreyfus Appreciation, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, DWS Balanced VIP A, DWS Captial Growth VIP B, DWS Dreman Small Mid Cap Value B, DWS Global Opportunities B Share, DWS Global Thematic B Share, DWS International VIP A, DWS Small Cap Index A Share, Federated Capital Income, Federated High Income Bond, Federated International Equity, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Contrafund II, Fidelity Equity Income, Fidelity Freedom Funds 2010 II, Fidelity Freedom Funds 2015 II, Fidelity Freedom Funds 2020 II, Fidelity Freedom Funds 2025 II, Fidelity Freedom Funds 2030 II, Fidelity Freedom Funds 2035 II, Fidelity Freedom Funds 2040 II, Fidelity Freedom Funds 2045 II, Fidelity Freedom Funds 2050 II, Fidelity Freedom Income Fund II, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity Index 500, Fidelity Mid-Cap Advisor II, Fidelity Money Market Fund, Fidelity Overseas II, Fidelity VIP Money Market Service Class, Franklin Flex Cap Growth Securities, Franklin Founding Allocation Fund Class II, Franklin Income Securities Fund Class II, Franklin Small Cap Value Fund II, Franklin Small-Mid Cap Growth II, Franklin U.S. Government II, Goldman Sachs Government Income, Ibbotson Aggressive Growth Class I, Ibbotson Aggressive Growth Class II, Ibbotson Balanced Class I, Ibbotson Balanced Class II, Ibbotson Conservative Class I, Ibbotson Conservative Class II, Ibbotson Growth Class I, Ibbotson Growth Class II, Ibbotson Income and Growth Class I, Ibbotson Income and Growth Class II, ING Global Resources, ING JP Morgan Emerging Markets Equity I, JP Morgan Insurance Trust International Equity I, JP Morgan Insurance Trust Mid Cap Value I, JP Morgan Insurance Trust U.S. Equity I, JP Morgan International Equity, JP Morgan Mid-Cap Value, JP Morgan US Large Cap Core Equity, Mutual Shares Securities, Neuberger Berman AMT Guardian Class S, Neuberger Berman AMT Mid Cap Growth Class S, Neuberger Berman AMT Regency Class S, Neuberger Berman Genesis Advisor, PIMCO All Asset Portfolio Advisor, PIMCO Commodity Fund Admin, PIMCO Total Return Portfolio Advisor, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer High Yield VCT Class II, Pioneer Mid-Cap Value VCT Class I, Pioneer Money Market VCT Class I, Pioneer Real Estate VCT Class II, Pioneer Small-Cap Value VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Strategic Income VCT Class II, Summit Balance Index, Summit Barclays Aggregate Bond Index, Summit EAFE International Index F Class, Summit Nasdaq 100 Index, Summit Russell 2000 Small Cap Index F Class, Summit S&P Mid Cap 400 Index F Class, Templeton Developing Markets II, Templeton Global Bond Securities II, Templeton Growth Securities II, Vanguard Balanced, Vanguard High Yield Bond, Vanguard International, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Total Bond Market Index, Vanguard Total Stock Market Index, and Wanger USA sub-accounts) ("the Separate Account") as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account C at December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 29, 2010

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
ASSETS:
Investments in Underlying
Investments, at Cost	$6,274,485	$965,851	$344,741	$739,480	$584,819
Shares Owned	249,157	44,001	24,334	58,516	34,126
Investments, at Fair Value	$5,065,335	$880,025	$274,734	$643,078	$541,569
Total Assets	5,065,335	880,025	274,734	643,078	541,569
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,065,335	$880,025	$274,734	$643,078	$541,569
Spinnaker & Mainsail
Net Assets	$4,873,775	$830,348	$230,669	$598,385	$441,169
Accumulation Units Outstanding	659,799	91,608	15,819	70,993	32,450
Accumulation Unit Value	$7.387	$9.064	$14.581	$8.428	$13.595
Spinnaker Advisor
Net Assets	$191,560	$33,338	$44,065	$40,457	$100,400
Accumulation Units Outstanding	25,976	3,688	3,032	4,810	7,409
Accumulation Unit Value	$7.373	$9.043	$14.533	$8.412	$13.550
Spinnaker with EEB
Net Assets	$-	$-	$-	$2,595	$-
Accumulation Units Outstanding	-	-	-	311	-
Accumulation Unit Value	$-	$-	$-	$8.380	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$-	$13,947	$-	$1,641	$-
Accumulation Units Outstanding	-	1,550	-	198	-
Accumulation Unit Value	$-	$9.000	$-	$8.380	$-
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$2,392	$-	$-	$-
Accumulation Units Outstanding	-	272	-	-	-
Accumulation Unit Value	$-	$8.917	$-	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY II	AMERICAN CENTURY BALANCED
ASSETS:
Investments in Underlying
Investments, at Cost	$11,515,667	$2,164,131	$8,452,484	$60,465	$13,048,315
Shares Owned	663,204	82,942	327,516	5,670	1,998,003
Investments, at Fair Value	$8,051,298	$2,157,316	$8,394,202	$71,957	$11,488,515
Total Assets	8,051,298	2,157,316	8,394,202	71,957	11,488,515
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$8,051,298	$2,157,316	$8,394,202	$71,957	$11,488,515
Spinnaker & Mainsail
Net Assets	$6,696,861	$1,878,781	$7,439,940	$50,207	$9,283,947
Accumulation Units Outstanding	314,516	91,769	718,970	5,936	773,356
Accumulation Unit Value	$21.292	$20.473	$10.348	$8.459	$12.004
Spinnaker Advisor
Net Assets	$1,343,307	$234,572	$869,993	$21,750	$2,141,948
Accumulation Units Outstanding	65,825	11,496	84,233	2,574	207,465
Accumulation Unit Value	$20.406	$20.404	$10.328	$8.452	$10.324
Spinnaker with EEB
Net Assets	$-	$-	$2,693	$-	$5,424
Accumulation Units Outstanding	-	-	266	-	456
Accumulation Unit Value	$-	$-	$10.289	$-	$11.903
Spinnaker with GMDB
Net Assets	$465	$-	$7,186	$-	$332
Accumulation Units Outstanding	24	-	700	-	29
Accumulation Unit Value	$21.051	$-	$10.270	$-	$11.869
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$8,162	$43,963	$68,597		$56,864
Accumulation Units Outstanding	570	2,877	6,666		5,130
Accumulation Unit Value	$14.312	$15.276	$10.289		$11.084
Spinnaker Choice with EEB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with GMDB
Net Assets	$2,503	$-	$5,793		$-
Accumulation Units Outstanding	177	-	565		-
Accumulation Unit Value	$14.151	$-	$10.211		$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II
ASSETS:
Investments in Underlying
Investments, at Cost	$4,659,067	$13,155,623	$470,391	$480,071	$114,027
Shares Owned	446,142	1,484,121	54,501	52,710	14,165
Investments, at Fair Value	$4,787,088	$11,472,255	$469,802	$428,016	$113,879
Total Assets	4,787,088	11,472,255	469,802	428,016	113,879
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$4,787,088	$11,472,255	$469,802	$428,016	$113,879
Spinnaker & Mainsail
Net Assets	$3,552,041	$10,356,957	$268,979	$384,689	$109,160
Accumulation Units Outstanding	313,107	1,078,617	29,480	33,967	11,801
Accumulation Unit Value	$11.346	$9.602	$9.124	$11.325	$9.251
Spinnaker Advisor
Net Assets	$1,176,390	$1,069,940	$117,700	$34,181	$4,719
Accumulation Units Outstanding	103,955	137,958	12,930	3,028	510
Accumulation Unit Value	$11.320	$7.755	$9.103	$11.287	$9.238
Spinnaker with EEB
Net Assets	$-	$9,509	$-	$2,188	$-
Accumulation Units Outstanding	-	999	-	195	-
Accumulation Unit Value	$-	$9.520	$-	$11.229	$-
Spinnaker with GMDB
Net Assets	$-	$55	$1,184	$-	$-
Accumulation Units Outstanding	-	6	134	-	-
Accumulation Unit Value	$-	$9.493	$9.039	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$58,657	$35,794	$81,939	$1,728	$-
Accumulation Units Outstanding	5,207	2,797	9,044	187	-
Accumulation Unit Value	$11.267	$12.796	$9.060	$9.266	$-
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-	$5,230	$-
Accumulation Units Outstanding	-	-	-	571	-
Accumulation Unit Value	$-	$-	$-	$9.162	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
ASSETS:
Investments in Underlying
Investments, at Cost	$4,525,790	$5,061,098	$16,283,551	$5,472,437	$3,397,475
Shares Owned	734,760	144,918	1,178,615	498,567	126,956
Investments, at Fair Value	$3,879,529	$4,550,443	$12,328,303	$5,524,111	$3,333,839
Total Assets	3,879,529	4,550,443	12,328,303	5,524,111	3,333,839
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,879,529	$4,550,443	$12,328,303	$5,524,111	$3,333,839
Spinnaker & Mainsail
Net Assets	$3,548,099	$3,566,623	$9,717,469	$4,327,352	$2,903,582
Accumulation Units Outstanding	294,076	380,664	886,723	298,365	474,717
Accumulation Unit Value	$12.065	$9.369	$10.959	$14.503	$6.116
Spinnaker Advisor
Net Assets	$320,448	$963,418	$2,576,591	$1,196,759	$412,528
Accumulation Units Outstanding	26,662	107,809	254,419	85,399	71,740
Accumulation Unit Value	$12.019	$8.933	$10.127	$14.014	$5.750
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$2,000	$301	$-	$-
Accumulation Units Outstanding	-	223	30	-	-
Accumulation Unit Value	$-	$9.263	$10.835	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$10,982	$18,402	$33,942	$-	$17,729
Accumulation Units Outstanding	1,047	1,716	3,359	-	1,709
Accumulation Unit Value	$10.485	$10.707	$10.105	$-	$10.374
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B	DWS GLOBAL OPPORTUNITIES B SHARE
ASSETS:
Investments in Underlying
Investments, at Cost	$16,369,531	$2,787,236	$14,129,991	$1,304,460	$54,231
Shares Owned	540,997	310,692	609,941	90,069	5,147
Investments, at Fair Value	$14,249,828	$3,103,812	$12,515,968	$1,518,564	$57,196
Total Assets	14,249,828	3,103,812	12,515,968	1,518,564	57,196
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$14,249,828	$3,103,812	$12,515,968	$1,518,564	$57,196
Spinnaker & Mainsail
Net Assets	$10,602,459	$2,384,397	$11,302,343	$1,335,761	$41,569
Accumulation Units Outstanding	864,042	586,599	526,299	158,352	5,398
Accumulation Unit Value	$12.270	$4.065	$21.475	$8.435	$7.700
Spinnaker Advisor
Net Assets	$3,553,621	$719,415	$1,213,625	$182,803	$15,627
Accumulation Units Outstanding	290,567	195,329	135,687	21,689	2,032
Accumulation Unit Value	$12.230	$3.683	$8.944	$8.428	$7.694
Spinnaker with EEB
Net Assets	$7,721	$-		$-	$-
Accumulation Units Outstanding	637	-		-	-
Accumulation Unit Value	$12.166	$-		$-	$-
Spinnaker with GMDB
Net Assets	$2,162	$-		$-	$-
Accumulation Units Outstanding	182	-		-	-
Accumulation Unit Value	$12.132	$-		$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker Choice
Net Assets	$79,039	$-
Accumulation Units Outstanding	7,881	-
Accumulation Unit Value	$10.030	$-
Spinnaker Choice with EEB
Net Assets	$-	$-
Accumulation Units Outstanding	-	-
Accumulation Unit Value	$-	$-
Spinnaker Choice with GMDB
Net Assets	$4,826	$-
Accumulation Units Outstanding	487	-
Accumulation Unit Value	$9.917	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-
Accumulation Units Outstanding	-	-
Accumulation Unit Value	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
ASSETS:
Investments in Underlying
Investments, at Cost	$25,089	$6,766,550	$53,603	$1,802,424	$3,453,500
Shares Owned	3,625	564,830	5,927	189,333	505,659
Investments, at Fair Value	$29,906	$4,665,493	$58,666	$1,641,522	$3,372,759
Total Assets	29,906	4,665,493	58,666	1,641,522	3,372,759
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$29,906	$4,665,493	$58,666	$1,641,522	$3,372,759
Spinnaker & Mainsail
Net Assets	$29,906	$4,597,309		$1,570,918	$2,846,101
Accumulation Units Outstanding	3,975	278,102		102,348	155,879
Accumulation Unit Value	$7.523	$16.531		$15.345	$18.257
Spinnaker Advisor
Net Assets	$-	$68,184		$46,375	$513,827
Accumulation Units Outstanding	-	8,783		5,069	34,396
Accumulation Unit Value	$-	$7.763		$9.148	$14.935
Spinnaker with EEB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker with GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker Choice
Net Assets				$24,229	$12,831
Accumulation Units Outstanding				1,838	973
Accumulation Unit Value				$13.179	$13.185
Spinnaker Choice with EEB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Spinnaker Choice with GMDB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

Sub-Accounts
	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Focus Tier I
Net Assets			$6,215
Accumulation Units Outstanding			713
Accumulation Unit Value			$8.711
Focus Tier II
Net Assets			$44,877
Accumulation Units Outstanding			5,148
Accumulation Unit Value			$8.718
Focus Tier III
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Focus Tier IV
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Focus Tier V
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Focus Tier I with GMDB
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Focus Tier II with GMDB
Net Assets			$7,574
Accumulation Units Outstanding			870
Accumulation Unit Value			$8.704
Focus Tier III with GMDB
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Focus Tier IV with GMDB
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Focus Tier V with GMDB
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II
ASSETS:
Investments in Underlying
Investments, at Cost	$1,205,910	$528,431	$36,615,120	$10,369,250	$97,369
Shares Owned	71,795	36,612	1,418,405	490,820	10,207
Investments, at Fair Value	$987,910	$475,953	$29,247,525	$8,250,718	$99,412
Total Assets	987,910	475,953	29,247,525	8,250,718	99,412
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$987,910	$475,953	$29,247,525	$8,250,718	$99,412
Spinnaker & Mainsail
Net Assets	$987,910	$358,474	$26,874,394	$7,259,933	$52,054
Accumulation Units Outstanding	60,674	27,851	1,687,798	582,965	5,611
Accumulation Unit Value	$16.282	$12.871	$15.922	$12.453	$9.276
Spinnaker Advisor
Net Assets		$117,479	$2,129,887	$940,964	$47,358
Accumulation Units Outstanding		9,158	135,376	75,810	5,109
Accumulation Unit Value		$12.828	$15.733	$12.412	$9.269
Spinnaker with EEB
Net Assets		$-	$-	$3,495	$-
Accumulation Units Outstanding		-	-	284	-
Accumulation Unit Value		$-	$-	$12.348	$-
Spinnaker with GMDB
Net Assets		$-	$3,087	$205	$-
Accumulation Units Outstanding		-	197	19	-
Accumulation Unit Value		$-	$15.743	$12.313	$-
Spinnaker with EEB & GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Spinnaker Choice
Net Assets		$-	$236,507	$46,121
Accumulation Units Outstanding		-	19,201	4,708
Accumulation Unit Value		$-	$12.317	$9.796
Spinnaker Choice with EEB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice with GMDB
Net Assets		$-	$3,650	$-
Accumulation Units Outstanding		-	301	-
Accumulation Unit Value		$-	$12.178	$-
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II
ASSETS:
Investments in Underlying
Investments, at Cost	$61,173	$473,203	$213,182	$118,858	$54,029
Shares Owned	6,791	56,161	26,721	15,118	5,273
Investments, at Fair Value	$66,135	$532,403	$247,709	$136,070	$52,581
Total Assets	66,135	532,403	247,709	136,070	52,581
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$66,135	$532,403	$247,709	$136,070	$52,581
Spinnaker & Mainsail
Net Assets	$51,906	$523,163	$123,883	$87,046	$48,742
Accumulation Units Outstanding	5,681	59,721	14,309	10,484	4,856
Accumulation Unit Value	$9.136	$8.760	$8.658	$8.302	$10.036
Spinnaker Advisor
Net Assets	$14,229	$9,240	$123,826	$49,024	$3,839
Accumulation Units Outstanding	1,559	1,056	14,314	5,910	383
Accumulation Unit Value	$9.129	$8.753	$8.650	$8.295	$10.028
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II
ASSETS:
Investments in Underlying
Investments, at Cost	$14,296,708	$8,355,847	$3,661,471	$308,349	$8,419,861
Shares Owned	417,575	624,117	211,748	2,799	313,729
Investments, at Fair Value	$12,543,911	$6,908,971	$3,072,473	$334,746	$7,874,558
Total Assets	12,543,911	6,908,971	3,072,473	334,746	7,874,558
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$12,543,911	$6,908,971	$3,072,473	$334,746	$7,874,558
Spinnaker & Mainsail
Net Assets	$10,956,116	$5,611,489	$2,912,483		$6,376,168
Accumulation Units Outstanding	1,877,698	639,690	404,328		505,863
Accumulation Unit Value	$5.835	$8.772	$7.203		$12.604
Spinnaker Advisor
Net Assets	$1,571,989	$1,268,253	$159,990		$1,430,185
Accumulation Units Outstanding	285,036	150,163	24,991		113,732
Accumulation Unit Value	$5.515	$8.446	$6.401		$12.575
Spinnaker with EEB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-
Spinnaker with GMDB
Net Assets	$2,289	$168			$996
Accumulation Units Outstanding	405	20			84
Accumulation Unit Value	$5.769	$8.673			$12.487
Spinnaker with EEB & GMDB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-
Spinnaker Choice
Net Assets	$8,477	$29,061			$67,209
Accumulation Units Outstanding	914	2,941			5,370
Accumulation Unit Value	$9.295	$9.880			$12.516
Spinnaker Choice with EEB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-
Spinnaker Choice with GMDB
Net Assets	$5,040	$-			$-
Accumulation Units Outstanding	549	-			-
Accumulation Unit Value	$9.190	$-			$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II
Focus Tier I
Net Assets				$108,651
Accumulation Units Outstanding				14,631
Accumulation Unit Value				$7.429
Focus Tier II
Net Assets				$79,995
Accumulation Units Outstanding				10,756
Accumulation Unit Value				$7.439
Focus Tier III
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Focus Tier IV
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Focus Tier V
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Focus Tier I with GMDB
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Focus Tier II with GMDB
Net Assets				$146,100
Accumulation Units Outstanding				19,698
Accumulation Unit Value				$7.419
Focus Tier III with GMDB
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Focus Tier IV with GMDB
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-
Focus Tier V with GMDB
Net Assets				$-
Accumulation Units Outstanding				-
Accumulation Unit Value				$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II
ASSETS:
Investments in Underlying
Investments, at Cost	$2,313,343	$114,963	$13,096,560	$248,376	$335,990
Shares Owned	2,313,343	7,180	13,096,560	24,258	50,544
Investments, at Fair Value	$2,313,343	$107,139	$13,096,560	$265,167	$360,879
Total Assets	2,313,343	107,139	13,096,560	265,167	360,879
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,313,343	$107,139	$13,096,560	$265,167	$360,879
Spinnaker & Mainsail
Net Assets		$79,269	$9,437,656	$257,262	$317,255
Accumulation Units Outstanding		10,887	868,587	23,397	37,126
Accumulation Unit Value		$7.281	$10.866	$10.996	$8.545
Spinnaker Advisor
Net Assets		$27,870	$3,516,840	$2,817	$43,624
Accumulation Units Outstanding		3,830	324,504	256	5,109
Accumulation Unit Value		$7.275	$10.839	$10.970	$8.538
Spinnaker with EEB
Net Assets		$-	$1,860	$-	$-
Accumulation Units Outstanding		-	172	-	-
Accumulation Unit Value		$-	$10.784	$-	$-
Spinnaker with GMDB
Net Assets		$-	$3,688	$-	$-
Accumulation Units Outstanding		-	343	-	-
Accumulation Unit Value		$-	$10.756	$-	$-
Spinnaker with EEB & GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Spinnaker Choice
Net Assets			$136,516	$1,436
Accumulation Units Outstanding			12,653	133
Accumulation Unit Value			$10.784	$10.919
Spinnaker Choice with EEB
Net Assets			$-	$-
Accumulation Units Outstanding			-	-
Accumulation Unit Value			$-	$-
Spinnaker Choice with GMDB
Net Assets			$-	$3,652
Accumulation Units Outstanding			-	339
Accumulation Unit Value			$-	$10.817
Spinnaker Choice with EEB & GMDB
Net Assets			$-	$-
Accumulation Units Outstanding			-	-
Accumulation Unit Value			$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II
Focus Tier I
Net Assets	$1,466,211
Accumulation Units Outstanding	142,108
Accumulation Unit Value	$10.318
Focus Tier II
Net Assets	$401,297
Accumulation Units Outstanding	38,846
Accumulation Unit Value	$10.331
Focus Tier III
Net Assets	$265,051
Accumulation Units Outstanding	25,590
Accumulation Unit Value	$10.358
Focus Tier IV
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier V
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier I with GMDB
Net Assets	$103,398
Accumulation Units Outstanding	10,047
Accumulation Unit Value	$10.291
Focus Tier II with GMDB
Net Assets	$77,386
Accumulation Units Outstanding	7,510
Accumulation Unit Value	$10.304
Focus Tier III with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier IV with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier V with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
ASSETS:
Investments in Underlying
Investments, at Cost	$6,773,327	$6,110,187	$5,738,935	$17,094,867	$322,871
Shares Owned	435,745	484,626	291,859	1,354,559	43,545
Investments, at Fair Value	$6,152,725	$6,188,664	$4,923,658	$17,433,171	$352,275
Total Assets	6,152,725	6,188,664	4,923,658	17,433,171	352,275
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,152,725	$6,188,664	$4,923,658	$17,433,171	$352,275
Spinnaker & Mainsail
Net Assets	$5,155,877	$5,081,373	$4,416,296	$11,407,489
Accumulation Units Outstanding	453,416	476,485	612,651	757,557
Accumulation Unit Value	$11.371	$10.664	$7.208	$15.058
Spinnaker Advisor
Net Assets	$883,943	$1,071,257	$492,239	$5,439,571
Accumulation Units Outstanding	77,933	100,707	74,671	375,668
Accumulation Unit Value	$11.342	$10.639	$6.592	$14.480
Spinnaker with EEB
Net Assets	$-	$-	$-	$9,277
Accumulation Units Outstanding	-	-	-	622
Accumulation Unit Value	$-	$-	$-	$14.931
Spinnaker with GMDB
Net Assets	$8,444	$2,467	$-	$-
Accumulation Units Outstanding	751	236	-	-
Accumulation Unit Value	$11.256	$10.565	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$92,929	$33,567	$15,123	$576,834
Accumulation Units Outstanding	8,234	3,170	1,450	48,216
Accumulation Unit Value	$11.285	$10.590	$10.434	$11.964
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$11,532	$-	$-	$-
Accumulation Units Outstanding	1,033	-	-	-
Accumulation Unit Value	$11.171	$-	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
Focus Tier I
Net Assets					$287,809
Accumulation Units Outstanding					37,714
Accumulation Unit Value					$7.631
Focus Tier II
Net Assets					$8,832
Accumulation Units Outstanding					1,156
Accumulation Unit Value					$7.641
Focus Tier III
Net Assets					$55,634
Accumulation Units Outstanding					7,262
Accumulation Unit Value					$7.661
Focus Tier IV
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier V
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier I with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier II with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier III with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier IV with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier V with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
ASSETS:
Investments in Underlying
Investments, at Cost	$1,721,329	$1,153,134	$3,102,034	$159,195	$515,356
Shares Owned	238,027	132,084	388,737	15,455	52,853
Investments, at Fair Value	$1,918,495	$1,199,317	$3,564,722	$162,894	$557,075
Total Assets	1,918,495	1,199,317	3,564,722	162,894	557,075
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,918,495	$1,199,317	$3,564,722	$162,894	$557,075
Spinnaker & Mainsail
Net Assets	$1,896,121		$3,168,358		$265,858
Accumulation Units Outstanding	230,416		352,033		26,928
Accumulation Unit Value	$8.230		$9.001		$9.873
Spinnaker Advisor
Net Assets	$22,374		$396,364		$291,217
Accumulation Units Outstanding	2,721		44,075		29,519
Accumulation Unit Value	$8.223		$8.993		$9.865
Spinnaker with EEB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Spinnaker with GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Spinnaker with EEB & GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Focus Tier I
Net Assets		$309,776		$46,672
Accumulation Units Outstanding		35,160		4,524
Accumulation Unit Value		$8.810		$10.315
Focus Tier II
Net Assets		$599,979		$72,233
Accumulation Units Outstanding		68,011		6,992
Accumulation Unit Value		$8.822		$10.328
Focus Tier III
Net Assets		$88,786		$-
Accumulation Units Outstanding		10,038		-
Accumulation Unit Value		$8.844		$-
Focus Tier IV
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier V
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier I with GMDB
Net Assets		$-		$43,989
Accumulation Units Outstanding		-		4,275
Accumulation Unit Value		$-		$10.289
Focus Tier II with GMDB
Net Assets		$200,776		$-
Accumulation Units Outstanding		22,817		-
Accumulation Unit Value		$8.799		$-
Focus Tier III with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier IV with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier V with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES
ASSETS:
Investments in Underlying
Investments, at Cost	$502,643	$1,547,052	$233,008	$890,834	$2,128,753
Shares Owned	57,970	208,823	23,313	97,321	97,130
Investments, at Fair Value	$498,546	$1,781,259	$220,550	$955,696	$1,734,738
Total Assets	498,546	1,781,259	220,550	955,696	1,734,738
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$498,546	$1,781,259	$220,550	$955,696	$1,734,738
Spinnaker & Mainsail
Net Assets		$1,667,251		$764,349	$1,668,174
Accumulation Units Outstanding		194,864		80,933	53,544
Accumulation Unit Value		$8.556		$9.445	$31.146
Spinnaker Advisor
Net Assets		$114,008		$191,347	$66,564
Accumulation Units Outstanding		13,336		20,275	2,500
Accumulation Unit Value		$8.549		$9.437	$26.612
Spinnaker with EEB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-
Spinnaker with GMDB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-
Spinnaker with EEB & GMDB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-
Spinnaker Choice
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Spinnaker Choice with EEB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Spinnaker Choice with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Spinnaker Choice with EEB & GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES
Focus Tier I
Net Assets	$241,608		$25,419
Accumulation Units Outstanding	29,723		2,671
Accumulation Unit Value	$8.129		$9.517
Focus Tier II
Net Assets	$17,421		$187,808
Accumulation Units Outstanding	2,140		19,709
Accumulation Unit Value	$8.139		$9.529
Focus Tier III
Net Assets	$55,693		$-
Accumulation Units Outstanding	6,823		-
Accumulation Unit Value	$8.160		$-
Focus Tier IV
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Focus Tier V
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Focus Tier I with GMDB
Net Assets	$-		$7,323
Accumulation Units Outstanding	-		771
Accumulation Unit Value	$-		$9.492
Focus Tier II with GMDB
Net Assets	$183,824		$-
Accumulation Units Outstanding	22,642		-
Accumulation Unit Value	$8.118		$-
Focus Tier III with GMDB
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Focus Tier IV with GMDB
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Focus Tier V with GMDB
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	MUTUAL SHARES SECURITIES
ASSETS:
Investments in Underlying
Investments, at Cost	$1,170,901	$9,282,754	$6,024,002	$3,334,810	$9,494,010
Shares Owned	84,967	810,116	919,248	234,991	540,494
Investments, at Fair Value	$1,731,630	$7,728,524	$5,120,208	$3,273,423	$7,880,369
Total Assets	1,731,630	7,728,524	5,120,208	3,273,423	7,880,369
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,731,630	$7,728,524	$5,120,208	$3,273,423	$7,880,369
Spinnaker & Mainsail
Net Assets	$1,731,630	$6,633,450	$4,345,146	$1,585,710	$7,144,093
Accumulation Units Outstanding	77,533	392,727	286,908	205,475	614,281
Accumulation Unit Value	$22.333	$16.888	$15.143	$7.716	$11.630
Spinnaker Advisor
Net Assets		$1,055,446	$725,842	$1,687,713	$664,268
Accumulation Units Outstanding		62,695	48,086	226,270	57,337
Accumulation Unit Value		$16.832	$15.092	$7.458	$11.585
Spinnaker with EEB
Net Assets		$-	$3,725		$-
Accumulation Units Outstanding		-	249		-
Accumulation Unit Value		$-	$15.014		$-
Spinnaker with GMDB
Net Assets		$347	$1,800		$9,190
Accumulation Units Outstanding		22	122		802
Accumulation Unit Value		$16.698	$14.972		$11.499
Spinnaker with EEB & GMDB
Net Assets		$-	$-		$-
Accumulation Units Outstanding		-	-		-
Accumulation Unit Value		$-	$-		$-
Spinnaker Choice
Net Assets		$39,281	$43,695		$56,786
Accumulation Units Outstanding		3,129	3,727		5,235
Accumulation Unit Value		$12.549	$11.721		$10.848
Spinnaker Choice with EEB
Net Assets		$-	$-		$-
Accumulation Units Outstanding		-	-		-
Accumulation Unit Value		$-	$-		$-
Spinnaker Choice with GMDB
Net Assets		$-	$-		$6,032
Accumulation Units Outstanding		-	-		564
Accumulation Unit Value		$-	$-		$10.726
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-		$-
Accumulation Units Outstanding		-	-		-
Accumulation Unit Value		$-	$-		$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN
ASSETS:
Investments in Underlying
Investments, at Cost	$48,557	$334,435	$13,746	$419,691	$4,326,368
Shares Owned	3,010	18,497	1,255	42,762	417,918
Investments, at Fair Value	$47,820	$386,073	$16,575	$449,016	$3,594,089
Total Assets	47,820	386,073	16,575	449,016	3,594,089
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$47,820	$386,073	$16,575	$449,016	$3,594,089
Spinnaker & Mainsail
Net Assets	$47,606	$351,142	$16,575	$413,365	$2,939,992
Accumulation Units Outstanding	5,719	43,714	2,069	36,300	298,984
Accumulation Unit Value	$8.324	$8.033	$8.013	$11.387	$9.833
Spinnaker Advisor
Net Assets	$214	$34,931	$-	$35,535	$563,905
Accumulation Units Outstanding	28	4,353	-	3,128	57,481
Accumulation Unit Value	$8.317	$8.026	$-	$11.361	$9.810
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$2,103
Accumulation Units Outstanding	-	-	-	-	217
Accumulation Unit Value	$-	$-	$-	$-	$9.764
Spinnaker with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets				$116	$85,709
Accumulation Units Outstanding				11	8,781
Accumulation Unit Value				$11.308	$9.764
Spinnaker Choice with EEB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Spinnaker Choice with GMDB
Net Assets				$-	$2,380
Accumulation Units Outstanding				-	245
Accumulation Unit Value				$-	$9.673
Spinnaker Choice with EEB & GMDB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I
ASSETS:
Investments in Underlying
Investments, at Cost	$4,959,458	$3,719,990	$4,050,155	$48,106,217	$47,076,598
Shares Owned	457,717	139,666	220,293	2,109,947	2,127,129
Investments, at Fair Value	$5,213,401	$3,762,593	$3,711,918	$41,354,940	$40,713,249
Total Assets	5,213,401	3,762,593	3,711,918	41,354,940	40,713,249
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,213,401	$3,762,593	$3,711,918	$41,354,940	$40,713,249
Spinnaker & Mainsail
Net Assets	$4,139,523	$2,979,178	$3,365,682	$40,995,646	$39,610,528
Accumulation Units Outstanding	132,369	159,022	344,220	845,050	921,763
Accumulation Unit Value	$31.294	$18.734	$9.778	$48.511	$42.971
Spinnaker Advisor
Net Assets	$1,073,878	$724,121	$300,278	$359,294	$1,102,721
Accumulation Units Outstanding	70,178	38,750	30,789	47,186	109,326
Accumulation Unit Value	$15.314	$18.687	$9.753	$7.614	$10.086
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$12,626	$592	$-	$-
Accumulation Units Outstanding	-	682	65	-	-
Accumulation Unit Value	$-	$18.545	$9.679	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets		$46,668	$45,366
Accumulation Units Outstanding		2,510	4,676
Accumulation Unit Value		$18.592	$9.703
Spinnaker Choice with EEB
Net Assets		$-	$-
Accumulation Units Outstanding		-	-
Accumulation Unit Value		$-	$-
Spinnaker Choice with GMDB
Net Assets		$-	$-
Accumulation Units Outstanding		-	-
Accumulation Unit Value		$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-
Accumulation Units Outstanding		-	-
Accumulation Unit Value		$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II
ASSETS:
Investments in Underlying
Investments, at Cost	$1,286,773	$11,371,306	$3,564,712	$2,469,149	$4,174,180
Shares Owned	158,386	610,358	3,564,712	210,292	418,305
Investments, at Fair Value	$1,506,267	$8,837,994	$3,564,712	$2,740,099	$4,208,133
Total Assets	1,506,267	8,837,994	3,564,712	2,740,099	4,208,133
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,506,267	$8,837,994	$3,564,712	$2,740,099	$4,208,133
Spinnaker & Mainsail
Net Assets	$1,180,820	$8,557,915	$2,904,163	$2,156,337	$3,441,768
Accumulation Units Outstanding	104,662	399,310	156,354	282,324	276,227
Accumulation Unit Value	$11.292	$21.431	$18.581	$7.638	$12.460
Spinnaker Advisor
Net Assets	$205,140	$280,079	$660,549	$540,781	$721,522
Accumulation Units Outstanding	18,223	32,975	60,188	70,934	58,058
Accumulation Unit Value	$11.264	$8.493	$10.980	$7.624	$12.428
Spinnaker with EEB
Net Assets	$-	$-	$-	$2,007	$-
Accumulation Units Outstanding	-	-	-	267	-
Accumulation Unit Value	$-	$-	$-	$7.596	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-	$555	$-
Accumulation Units Outstanding	-	-	-	77	-
Accumulation Unit Value	$-	$-	$-	$7.582	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$120,307			$40,419	$44,843
Accumulation Units Outstanding	10,755			5,322	3,633
Accumulation Unit Value	$11.207			$7.596	$12.365
Spinnaker Choice with EEB
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-
Spinnaker Choice with GMDB
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	SUMMIT BALANCE INDEX	SUMMIT BARCLAYS AGGREGATE BOND INDEX	SUMMIT EAFE INTERNATIONAL INDEX F CLASS	SUMMIT NASDAQ 100 INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX F CLASS
ASSETS:
Investments in Underlying
Investments, at Cost	$58,716	$1,146,110	$85,051	$64,746	$623,997
Shares Owned	1,415	22,062	1,165	3,380	15,638
Investments, at Fair Value	$64,254	$1,121,129	$85,371	$86,220	$787,762
Total Assets	64,254	1,121,129	85,371	86,220	787,762
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$64,254	$1,121,129	$85,371	$86,220	$787,762
Spinnaker & Mainsail
Net Assets	$64,254	$970,011	$23,478	$78,617	$645,726
Accumulation Units Outstanding	6,943	90,933	3,160	8,298	74,597
Accumulation Unit Value	$9.255	$10.667	$7.419	$9.474	$8.656
Spinnaker Advisor
Net Assets	$-	$151,118	$61,893	$7,603	$142,036
Accumulation Units Outstanding	-	14,176	8,361	802	16,421
Accumulation Unit Value	$-	$10.658	$7.413	$9.466	$8.649
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-		$-	$-	$-
Accumulation Units Outstanding	-		-	-	-
Accumulation Unit Value	$-		$-	$-	$-
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX F CLASS	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
ASSETS:
Investments in Underlying
Investments, at Cost	$60,469	$6,112,403	$5,943,608	$7,374,019	$817,013
Shares Owned	1,376	562,811	354,514	574,419	45,458
Investments, at Fair Value	$75,818	$5,504,297	$6,143,719	$5,973,934	$788,683
Total Assets	75,818	5,504,297	6,143,719	5,973,934	788,683
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$75,818	$5,504,297	$6,143,719	$5,973,934	$788,683
Spinnaker & Mainsail
Net Assets	$75,818	$4,758,030	$5,216,618	$5,574,153
Accumulation Units Outstanding	8,833	223,664	356,507	491,961
Accumulation Unit Value	$8.582	$21.274	$14.633	$11.333
Spinnaker Advisor
Net Assets	$-	$720,107	$839,397	$355,816
Accumulation Units Outstanding	-	32,728	57,500	31,517
Accumulation Unit Value	$-	$22.003	$14.598	$11.290
Spinnaker with EEB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-	$7,384
Accumulation Units Outstanding	-	-	-	659
Accumulation Unit Value	$-	$-	$-	$11.205
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice
Net Assets		$23,712	$83,609	$30,704
Accumulation Units Outstanding		1,229	5,756	2,882
Accumulation Unit Value		$19.297	$14.530	$10.657
Spinnaker Choice with EEB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice with GMDB
Net Assets		$2,448	$4,095	$5,877
Accumulation Units Outstanding		128	285	558
Accumulation Unit Value		$19.080	$14.395	$10.537
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

	Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX F CLASS	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
Focus Tier I
Net Assets					$250,185
Accumulation Units Outstanding					26,972
Accumulation Unit Value					$9.276
Focus Tier II
Net Assets					$27,917
Accumulation Units Outstanding					3,006
Accumulation Unit Value					$9.288
Focus Tier III
Net Assets					$76,492
Accumulation Units Outstanding					8,215
Accumulation Unit Value					$9.312
Focus Tier IV
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier V
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier I with GMDB
Net Assets					$3,009
Accumulation Units Outstanding					327
Accumulation Unit Value					$9.252
Focus Tier II with GMDB
Net Assets					$353,038
Accumulation Units Outstanding					38,110
Accumulation Unit Value					$9.264
Focus Tier III with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier IV with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier V with GMDB
Net Assets					$78,042
Accumulation Units Outstanding					8,360
Accumulation Unit Value					$9.336

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
	ASSETS:
	Investments in Underlying
Investments, at Cost	$775,719	$1,131,715	$1,527,998	$404,969	$3,846,300
Shares Owned	112,170	78,119	139,651	53,398	337,282
Investments, at Fair Value	$836,784	$1,254,612	$1,678,612	$443,210	$3,969,815
Total Assets	836,784	1,254,612	1,678,612	443,210	3,969,815
	LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$836,784	$1,254,612	$1,678,612	$443,210	$3,969,815
	Spinnaker & Mainsail
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Advisor
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker with EEB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker with EEB & GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice with EEB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice with EEB & GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
Focus Tier I
Net Assets	$238,062	$360,285	$567,792	$147,456	$733,116
Accumulation Units Outstanding	23,216	45,640	77,366	23,412	64,371
Accumulation Unit Value	$10.255	$7.894	$7.339	$6.299	$11.389
Focus Tier II
Net Assets	$216,127	$417,419	$591,867	$182,595	$1,074,000
Accumulation Units Outstanding	21,049	52,809	80,542	28,953	94,180
Accumulation Unit Value	$10.268	$7.904	$7.349	$6.307	$11.404
Focus Tier III
Net Assets	$146,791	$214,012	$345,172	$72,770	$551,001
Accumulation Units Outstanding	14,260	27,006	46,850	11,509	48,193
Accumulation Unit Value	$10.294	$7.925	$7.368	$6.323	$11.433
Focus Tier IV
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier V
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier I with GMDB
Net Assets	$51,467	$52,170	$129,012	$15,361	$214,301
Accumulation Units Outstanding	5,032	6,626	17,624	2,444	18,865
Accumulation Unit Value	$10.228	$7.874	$7.320	$6.282	$11.360
Focus Tier II with GMDB
Net Assets	$29,339	$50,184	$44,769	$25,028	$294,369
Accumulation Units Outstanding	2,865	6,365	6,107	3,979	25,879
Accumulation Unit Value	$10.241	$7.884	$7.330	$6.290	$11.374
Focus Tier III with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier IV with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier V with GMDB
Net Assets	$154,998	$160,542	$-	$-	$1,103,028
Accumulation Units Outstanding	15,018	20,206	-	-	96,229
Accumulation Unit Value	$10.321	$7.945	$-	$-	$11.463

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
ASSETS:
Investments in Underlying
Investments, at Cost	$2,394,368	$292,898
Shares Owned	119,063	11,846
Investments, at Fair Value	$2,587,251	$325,191
Total Assets	2,587,251	325,191
LIABILITIES:
Total Liabilities	-	-
NET ASSETS	$2,587,251	$325,191
Spinnaker & Mainsail
Net Assets		$325,191
Accumulation Units Outstanding		8,453
Accumulation Unit Value		$38.470
Spinnaker Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2009

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Focus Tier I
Net Assets	$742,620
Accumulation Units Outstanding	99,987
Accumulation Unit Value	$7.427
Focus Tier II
Net Assets	$1,049,429
Accumulation Units Outstanding	141,114
Accumulation Unit Value	$7.437
Focus Tier III
Net Assets	$456,727
Accumulation Units Outstanding	61,256
Accumulation Unit Value	$7.456
Focus Tier IV
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier V
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier I with GMDB
Net Assets	$182,888
Accumulation Units Outstanding	24,688
Accumulation Unit Value	$7.408
Focus Tier II with GMDB
Net Assets	$155,587
Accumulation Units Outstanding	20,976
Accumulation Unit Value	$7.418
Focus Tier III with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier IV with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Focus Tier V with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Investment Income
Dividend Income	$29,166	$2,194	$-	$-	$1,702
Mortality and Expense Risk Charge	(57,354)	(9,618)	(2,868)	(6,335)	(6,155)
Asset-Related Administration Charge	(6,974)	(1,171)	(362)	(776)	(786)
Net Investment Income (Loss)	(35,162)	(8,595)	(3,230)	(7,111)	(5,239)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(458,510)	(154,807)	(41,411)	(147,680)	(45,575)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,328,045	304,174	121,275	327,912	162,701
Net Gain (Loss) on Investments	869,535	149,367	79,864	180,232	117,126
Net Increase (Decrease) in Net Assets Resulting from Operations	$834,373	$140,772	$76,634	$173,121	$111,887
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY II	AMERICAN CENTURY BALANCED
Investment Income
Dividend Income	$-	$28,896	$100,123	$87	$573,427
Mortality and Expense Risk Charge	(83,496)	(23,244)	(80,901)	(618)	(135,512)
Asset-Related Administration Charge	(10,600)	(2,885)	(10,030)	(82)	(17,311)
Net Investment Income (Loss)	(94,096)	2,767	9,192	(613)	420,604
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,604,818)	(7,925)	(786,742)	(5,699)	(925,032)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,502,775	549,246	2,731,455	20,222	1,883,337
Net Gain (Loss) on Investments	1,897,957	541,321	1,944,713	14,523	958,305
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,803,861	$544,088	$1,953,905	$13,910	$1,378,909

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II
Investment Income
Dividend Income	$75,672	$203,633	$21,261	$982	$145
Mortality and Expense Risk Charge	(52,686)	(123,605)	(5,379)	(4,337)	(1,074)
Asset-Related Administration Charge	(6,852)	(15,298)	(705)	(545)	(131)
Net Investment Income (Loss)	16,134	64,730	15,177	(3,900)	(1,060)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	14,548	(736,543)	(118,338)	(34,307)	(19,445)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	320,746	3,475,463	180,754	139,721	45,488
Net Gain (Loss) on Investments	335,294	2,738,920	62,416	105,414	26,043
Net Increase (Decrease) in Net Assets Resulting from Operations	$351,428	$2,803,650	$77,593	$101,514	$24,983
	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Investment Income
Dividend Income	$178,022	$106,564	$152,263	$253,965	$27,613
Mortality and Expense Risk Charge	(40,563)	(50,894)	(132,794)	(66,581)	(36,121)
Asset-Related Administration Charge	(4,991)	(6,544)	(17,075)	(8,607)	(4,506)
Net Investment Income (Loss)	132,468	49,126	2,394	178,777	(13,014)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(503,852)	(176,614)	(2,492,383)	(197,326)	(211,828)
Realized Capital Gain Distributions Received	-	310,953	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	974,975	602,510	5,612,663	669,020	1,049,548
Net Gain (Loss) on Investments	471,123	736,849	3,120,280	471,694	837,720
Net Increase (Decrease) in Net Assets Resulting from Operations	$603,591	$785,975	$3,122,674	$650,471	$824,706

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B	DWS GLOBAL OPPORTUNITIES B SHARE
Investment Income
Dividend Income	$224,921	$11,104	$455,117	$7,329	$72
Mortality and Expense Risk Charge	(152,622)	(31,504)	(147,960)	(12,113)	(196)
Asset-Related Administration Charge	(19,859)	(4,046)	(18,356)	(1,496)	(25)
Net Investment Income (Loss)	52,440	(24,446)	288,801	(6,280)	(149)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,490,348)	(202,824)	(890,045)	(50,167)	(15)
Realized Capital Gain Distributions Received	739,969	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,469,157	1,349,935	2,914,037	333,849	2,961
Net Gain (Loss) on Investments	2,718,778	1,147,111	2,023,992	283,682	2,946
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,771,218	$1,122,665	$2,312,793	$277,402	$2,797
	Sub-Accounts
	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Investment Income
Dividend Income	$60	$181,412	$372	$101,116	$342,044
Mortality and Expense Risk Charge	(150)	(51,456)	(350)	(20,032)	(37,274)
Asset-Related Administration Charge	(18)	(6,209)	(130)	(2,422)	(4,714)
Net Investment Income (Loss)	(108)	123,747	(108)	78,662	300,056
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	69	(664,302)	(303)	(189,675)	(299,970)
Realized Capital Gain Distributions Received	-	-	1,395	-	-
Net Change in Unrealized Appreciation (Depreciation)	4,586	1,682,268	9,186	486,290	1,207,413
Net Gain (Loss) on Investments	4,655	1,017,966	10,278	296,615	907,443
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,547	$1,141,713	$10,170	$375,277	$1,207,499

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II
Investment Income
Dividend Income	$27,457	$10,221	$350,555	$163,814	$3,413
Mortality and Expense Risk Charge	(11,622)	(5,207)	(302,587)	(87,109)	(1,009)
Asset-Related Administration Charge	(1,395)	(679)	(37,097)	(10,851)	(140)
Net Investment Income (Loss)	14,440	4,335	10,871	65,854	2,264
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(145,103)	(22,982)	(2,285,831)	(1,359,517)	(325)
Realized Capital Gain Distributions Received	-	718	7,016	-	614
Net Change in Unrealized Appreciation (Depreciation)	448,234	119,121	9,645,687	3,114,631	15,203
Net Gain (Loss) on Investments	303,131	96,857	7,366,872	1,755,114	15,492
Net Increase (Decrease) in Net Assets Resulting from Operations	$317,571	$101,192	$7,377,743	$1,820,968	$17,756
	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II
Investment Income
Dividend Income	$2,065	$14,917	$6,859	$2,426	$1,655
Mortality and Expense Risk Charge	(565)	(5,597)	(2,047)	(867)	(592)
Asset-Related Administration Charge	(74)	(675)	(294)	(117)	(72)
Net Investment Income (Loss)	1,426	8,645	4,518	1,442	991
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,636)	(5,316)	1,131	(36,831)	(665)
Realized Capital Gain Distributions Received	622	5,620	1,972	218	743
Net Change in Unrealized Appreciation (Depreciation)	10,258	101,463	45,845	53,990	4,594
Net Gain (Loss) on Investments	9,244	101,767	48,948	17,377	4,672
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,670	$110,412	$53,466	$18,819	$5,663

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II
Investment Income
Dividend Income	$49,348	$67,195	$12,457	$7,338	$30,622
Mortality and Expense Risk Charge	(137,027)	(76,811)	(32,857)	(2,661)	(80,713)
Asset-Related Administration Charge	(17,147)	(9,805)	(4,008)	(1,003)	(10,258)
Net Investment Income (Loss)	(104,826)	(19,421)	(24,408)	3,674	(60,349)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,089,082)	(658,416)	(268,988)	(56,459)	(899,797)
Realized Capital Gain Distributions Received	9,707	-	-	5,203	35,741
Net Change in Unrealized Appreciation (Depreciation)	3,786,648	2,084,941	1,270,439	113,330	3,028,875
Net Gain (Loss) on Investments	2,707,273	1,426,525	1,001,451	62,074	2,164,819
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,602,447	$1,407,104	$977,043	$65,748	$2,104,470
	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II
Investment Income
Dividend Income	$7,826	$2,207	$61,643	$-	$7,955
Mortality and Expense Risk Charge	(10,191)	(757)	(168,597)	(2,582)	(2,910)
Asset-Related Administration Charge	(3,598)	(102)	(22,261)	(322)	(368)
Net Investment Income (Loss)	(5,963)	1,348	(129,215)	(2,904)	4,677
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	423	-	(13,406)	(15,858)
Realized Capital Gain Distributions Received	-	271	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	12,459	-	79,461	76,861
Net Gain (Loss) on Investments	-	13,153	-	66,055	61,003
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,963)	$14,501	$(129,215)	$63,151	$65,680

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
Investment Income
Dividend Income	$475,285	$87,360	$-	$630,680	$1,493
Mortality and Expense Risk Charge	(69,904)	(61,671)	(51,053)	(213,680)	(2,361)
Asset-Related Administration Charge	(8,875)	(7,806)	(6,333)	(28,227)	(955)
Net Investment Income (Loss)	396,506	17,883	(57,386)	388,773	(1,823)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(631,054)	(1,084,463)	(342,541)	266,729	(28,762)
Realized Capital Gain Distributions Received	-	240,581	-	-	99
Net Change in Unrealized Appreciation (Depreciation)	1,901,545	2,256,380	1,853,177	(380,453)	93,605
Net Gain (Loss) on Investments	1,270,491	1,412,498	1,510,636	(113,724)	64,942
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,666,997	$1,430,381	$1,453,250	$275,049	$63,119
	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Investment Income
Dividend Income	$13,404	$9,628	$23,544	$950	$3,353
Mortality and Expense Risk Charge	(17,200)	(9,487)	(23,720)	(1,519)	(4,974)
Asset-Related Administration Charge	(2,065)	(3,365)	(2,943)	(586)	(723)
Net Investment Income (Loss)	(5,861)	(3,224)	(3,119)	(1,155)	(2,344)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(18,892)	(116,020)	(2,018)	(227)	1,821
Realized Capital Gain Distributions Received	523	805	2,323	102	346
Net Change in Unrealized Appreciation (Depreciation)	402,869	284,752	477,955	12,029	41,301
Net Gain (Loss) on Investments	384,500	169,537	478,260	11,904	43,468
Net Increase (Decrease) in Net Assets Resulting from Operations	$378,639	$166,313	$475,141	$10,749	$41,124

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES
Investment Income
Dividend Income	$3,183	$10,884	$2,261	$6,093	$4,626
Mortality and Expense Risk Charge	(4,077)	(11,223)	(1,916)	(6,182)	(18,747)
Asset-Related Administration Charge	(1,551)	(1,387)	(718)	(770)	(2,283)
Net Investment Income (Loss)	(2,445)	(1,726)	(373)	(859)	(16,404)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(120,224)	4,472	(2,727)	7,390	(55,089)
Realized Capital Gain Distributions Received	149	516	132	540	-
Net Change in Unrealized Appreciation (Depreciation)	155,838	255,379	26,752	61,619	531,586
Net Gain (Loss) on Investments	35,763	260,367	24,157	69,549	476,497
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,318	$258,641	$23,784	$68,690	$460,093
	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	JP MORGAN INTERNATIONAL EQUITY[1]
Investment Income
Dividend Income	$23,033	$110,894	$-	$-	$283,516
Mortality and Expense Risk Charge	(18,012)	(60,872)	(40,509)	(25,680)	(21,441)
Asset-Related Administration Charge	(2,161)	(7,628)	(5,110)	(3,607)	(2,688)
Net Investment Income (Loss)	2,860	42,394	(45,619)	(29,287)	259,387
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	62,222	(462,467)	(340,903)	(54,387)	(378,428)
Realized Capital Gain Distributions Received	-	-	-	-	277,120
Net Change in Unrealized Appreciation (Depreciation)	686,935	(1,554,233)	(903,791)	(61,387)	3,767,344
Net Gain (Loss) on Investments	749,157	(2,016,700)	(1,244,694)	(115,774)	3,666,036
Net Increase (Decrease) in Net Assets Resulting from Operations	$752,017	$(1,974,306)	$(1,290,313)	$(145,061)	$3,925,423

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	JP MORGAN MID-CAP VALUE[1]	JP MORGAN US LARGE CAP CORE EQUITY[1]	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S
Investment Income
Dividend Income	$105,568	$65,279	$129,975	$394	$-
Mortality and Expense Risk Charge	(15,979)	(9,711)	(83,264)	(470)	(3,333)
Asset-Related Administration Charge	(2,023)	(1,362)	(10,274)	(56)	(410)
Net Investment Income (Loss)	87,566	54,206	36,437	(132)	(3,743)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(319,477)	(61,001)	(553,024)	(5,639)	(18,288)
Realized Capital Gain Distributions Received	9,556	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	2,529,366	935,542	2,021,872	15,237	104,652
Net Gain (Loss) on Investments	2,219,445	874,541	1,468,848	9,598	86,364
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,307,011	$928,747	$1,505,285	$9,466	$82,621
	Sub-Accounts
	NEUBERGER BERMAN AMT REGENCY CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Investment Income
Dividend Income	$88	$29,231	$174,247	$286,322	$24,985
Mortality and Expense Risk Charge	(75)	(5,216)	(35,380)	(64,155)	(35,364)
Asset-Related Administration Charge	(9)	(641)	(4,446)	(8,233)	(4,508)
Net Investment Income (Loss)	4	23,374	134,421	213,934	(14,887)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	27	(17,074)	(414,290)	(70,813)	(751,329)
Realized Capital Gain Distributions Received	128	-	288,321	-	-
Net Change in Unrealized Appreciation (Depreciation)	2,830	87,220	962,330	612,985	2,263,867
Net Gain (Loss) on Investments	2,985	70,146	836,361	542,172	1,512,538
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,989	$93,520	$970,782	$756,106	$1,497,651

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
Investment Income
Dividend Income	$93,580	$671,129	$-	$114,775	$124,689
Mortality and Expense Risk Charge	(37,537)	(464,119)	(436,683)	(19,193)	(100,314)
Asset-Related Administration Charge	(4,614)	(55,862)	(52,893)	(2,293)	(12,166)
Net Investment Income (Loss)	51,429	151,148	(489,576)	93,289	12,209
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(584,135)	(2,909,025)	(2,156,347)	(110,298)	(1,208,806)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	995,539	10,722,600	15,256,684	667,344	2,927,078
Net Gain (Loss) on Investments	411,404	7,813,575	13,100,337	557,046	1,718,272
Net Increase (Decrease) in Net Assets Resulting from Operations	$462,833	$7,964,723	$12,610,761	$650,335	$1,730,481
	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I1	PIONEER SMALL-CAP VALUE VCT CLASS II1	PIONEER STRATEGIC INCOME VCT CLASS II
Investment Income
Dividend Income	$6,433	$95,624	$59,063	$10,840	$233,030
Mortality and Expense Risk Charge	(45,995)	(26,371)	(21,494)	(6,481)	(36,881)
Asset-Related Administration Charge	(5,862)	(3,364)	(2,713)	(814)	(4,704)
Net Investment Income (Loss)	(45,424)	65,889	34,856	3,545	191,445
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	(1,113,017)	(8,409,384)	(1,973,509)	(128,719)
Realized Capital Gain Distributions Received	-	-	-	-	146,085
Net Change in Unrealized Appreciation (Depreciation)	-	1,835,835	7,976,090	1,860,084	479,134
Net Gain (Loss) on Investments	-	722,818	(433,294)	(113,425)	496,500
Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,424)	$788,707	$(398,438)	$(109,880)	$687,945

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	SUMMIT BALANCE INDEX	SUMMIT BARCLAYS AGGREGATE BOND INDEX	SUMMIT EAFE INTERNATIONAL INDEX F CLASS	SUMMIT NASDAQ 100 INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX F CLASS
Investment Income
Dividend Income	$1,407	$52,203	$727	$64	$2,067
Mortality and Expense Risk Charge	(592)	(8,060)	(324)	(666)	(6,584)
Asset-Related Administration Charge	(71)	(1,006)	(45)	(83)	(836)
Net Investment Income (Loss)	744	43,137	358	(685)	(5,353)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	5,317	5,917	2,892	736	(36,509)
Realized Capital Gain Distributions Received	-	4,224	-	-	8,503
Net Change in Unrealized Appreciation (Depreciation)	5,882	(33,447)	341	22,803	215,921
Net Gain (Loss) on Investments	11,199	(23,306)	3,233	23,539	187,915
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,943	$19,831	$3,591	$22,854	$182,562
	Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX F CLASS	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
Investment Income
Dividend Income	$323	$171,479	$636,407	$155,873	$25,763
Mortality and Expense Risk Charge	(1,399)	(53,097)	(57,844)	(61,368)	(6,299)
Asset-Related Administration Charge	(168)	(6,636)	(7,194)	(7,532)	(2,182)
Net Investment Income (Loss)	(1,244)	111,746	571,369	86,973	17,282
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	31,861	(603,388)	21,127	(269,322)	(9,136)
Realized Capital Gain Distributions Received	-	16,557	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	20,295	2,759,140	128,745	1,523,360	119,747
Net Gain (Loss) on Investments	52,156	2,172,309	149,872	1,254,038	110,611
Net Increase (Decrease) in Net Assets Resulting from Operations	$50,912	$2,284,055	$721,241	$1,341,011	$127,893

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
Investment Income
Dividend Income	$53,030	$30,251	$24,455	$17,290	$125,452
Mortality and Expense Risk Charge	(6,717)	(8,606)	(13,892)	(3,384)	(31,687)
Asset-Related Administration Charge	(1,981)	(2,891)	(4,493)	(1,126)	(8,876)
Net Investment Income (Loss)	44,332	18,754	6,070	12,780	84,889
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(31,527)	(69,624)	(318,794)	(126,736)	6,227
Realized Capital Gain Distributions Received	-	-	61,140	23,084	-
Net Change in Unrealized Appreciation (Depreciation)	198,442	380,138	754,430	202,151	42,355
Net Gain (Loss) on Investments	166,915	310,514	496,776	98,499	48,582
Net Increase (Decrease) in Net Assets Resulting from Operations	$211,247	$329,268	$502,846	$111,279	$133,471

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Investment Income
Dividend Income	$42,477	$-
Mortality and Expense Risk Charge	(21,356)	(3,725)
Asset-Related Administration Charge	(7,039)	(447)
Net Investment Income (Loss)	14,082	(4,172)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(349,701)	10,413
Realized Capital Gain Distributions Received	85,290	-
Net Change in Unrealized Appreciation (Depreciation)	833,235	102,366
Net Gain (Loss) on Investments	568,824	112,779
Net Increase (Decrease) in Net Assets Resulting from Operations	$582,906	$108,607

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Net Assets at January 1, 2008	$9,234,610	$768,720	$434,593	$787,826	$936,153
Increase in Net Assets from Operations
Net Investment Income (Loss)	(97,017)	(12,148)	(4,658)	(8,985)	(10,018)
Realized Gains (Losses)	(142,892)	(54,082)	50,290	34,360	176,825
Net Change in Unrealized Appreciation (Depreciation)	(3,492,415)	(401,063)	(251,081)	(399,632)	(407,560)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,732,324)	(467,293)	(205,449)	(374,257)	(240,753)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	453,677	567,002	56,436	244,904	54,701
Spinnaker Advisor	27,715	50,978	9,424	2,590	15,498
Spinnaker with EEB	-	-	-	840	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	32,882	-	205	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	235	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,219,776)	(182,496)	(56,830)	(238,505)	(193,858)
Spinnaker Advisor	(103,056)	(21,748)	(13,115)	(13,834)	(67,579)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(28,299)	-	(1,695)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(14)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,500)	(5)	(60)	(132)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(843,940)	418,535	(4,145)	(5,627)	(191,238)
Total Increase (Decrease) in Net Assets	(4,576,264)	(48,758)	(209,594)	(379,884)	(431,991)
Net Assets at December 31, 2008	$4,658,346	$719,962	$224,999	$407,942	$504,162

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Net Assets at December 31, 2008	$4,658,346	$719,962	$224,999	$407,942	$504,162
Increase in Net Assets from Operations
Net Investment Income (Loss)	(35,162)	(8,595)	(3,230)	(7,111)	(5,239)
Realized Gains (Losses)	(458,510)	(154,807)	(41,411)	(147,680)	(45,575)
Net Change in Unrealized Appreciation (Depreciation)	1,328,045	304,174	121,275	327,912	162,701
Net Increase (Decrease) in Net Assets Resulting from Operations	834,373	140,772	76,634	173,121	111,887
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	385,522	226,305	15,381	148,145	38,238
Spinnaker Advisor	19,790	9,013	7,715	19,399	2,071
Spinnaker with EEB	-	-	-	630	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	921	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	278	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(771,952)	(209,082)	(38,960)	(100,394)	(89,604)
Spinnaker Advisor	(58,677)	(7,278)	(10,945)	(5,695)	(25,155)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(695)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(45)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,067)	(126)	(90)	(70)	(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(427,384)	19,291	(26,899)	62,015	(74,480)
Total Increase (Decrease) in Net Assets	406,989	160,063	49,735	235,136	37,407
Net Assets at December 31, 2009	$5,065,335	$880,025	$274,734	$643,078	$541,569

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY II	AMERICAN CENTURY BALANCED
Net Assets at January 1, 2008	$14,915,650	$3,155,761	$6,360,284	$-	$16,849,160
Increase in Net Assets from Operations
Net Investment Income (Loss)	431,862	(21,274)	(51,696)	(138)	185,179
Realized Gains (Losses)	1,776,909	168,297	(157,784)	69	611,318
Net Change in Unrealized Appreciation (Depreciation)	(8,215,405)	(1,411,841)	(3,047,430)	(8,731)	(4,130,745)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,006,634)	(1,264,818)	(3,256,910)	(8,800)	(3,334,248)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,113,410	338,604	3,782,518	13,080	1,487,367
Spinnaker Advisor	286,404	27,808	349,909	19,916	500,578
Spinnaker with EEB	-	-	840	-	1,680
Spinnaker with GMDB	-	-	2,727	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	2,036	2,291	76,662	-	24,379
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	114	-	35	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(3,122,849)	(372,859)	(1,054,526)	-	(3,201,418)
Spinnaker Advisor	(616,517)	(168,157)	(503,914)	(12)	(897,547)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(135)	-	(60)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(973)	(2,238)	(556,796)	-	(27,358)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(659)	-	(6)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,842)	(35)	(244)	-	(32,208)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(2,341,876)	(174,586)	2,097,070	32,984	(2,144,587)
Total Increase (Decrease) in Net Assets	(8,348,510)	(1,439,404)	(1,159,840)	24,183	(5,478,835)
Net Assets at December 31, 2008	$6,567,140	$1,716,357	$5,200,444	$24,184	$11,370,325

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY II	AMERICAN CENTURY BALANCED
Net Assets at December 31, 2008	$6,567,140	$1,716,357	$5,200,444	$24,184	$11,370,325
Increase in Net Assets from Operations
Net Investment Income (Loss)	(94,096)	2,767	9,192	(613)	420,604
Realized Gains (Losses)	(1,604,818)	(7,925)	(786,742)	(5,699)	(925,032)
Net Change in Unrealized Appreciation (Depreciation)	3,502,775	549,246	2,731,455	20,222	1,883,337
Net Increase (Decrease) in Net Assets Resulting from Operations	1,803,861	544,088	1,953,905	13,910	1,378,909
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,021,058	236,865	2,176,039	39,556	998,973
Spinnaker Advisor	118,772	12,126	366,166	7,219	99,011
Spinnaker with EEB	-	-	630	-	1,260
Spinnaker with GMDB	-	-	1,422	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	4,251	5,217	6,117	-	5,590
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	34	-	35	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,092,049)	(304,256)	(1,208,383)	(9,033)	(1,773,415)
Spinnaker Advisor	(361,454)	(46,471)	(91,944)	(3,879)	(553,741)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(22)	(34)	(30)	-	(25)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(8,208)	(6,535)	(10,076)	-	(14,908)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(64)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,021)	(41)	(123)	-	(23,464)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(319,703)	(103,129)	1,239,853	33,863	(1,260,719)
Total Increase (Decrease) in Net Assets	1,484,158	440,959	3,193,758	47,773	118,190
Net Assets at December 31, 2009	$8,051,298	$2,157,316	$8,394,202	$71,957	$11,488,515

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II
Net Assets at January 1, 2008	$3,533,388	$18,973,619	$603,071	$995,906	$104,779
Increase in Net Assets from Operations
Net Investment Income (Loss)	134,887	(84,477)	3,958	(7,997)	(1,598)
Realized Gains (Losses)	13,734	1,641,897	(41,871)	75,955	2,807
Net Change in Unrealized Appreciation (Depreciation)	(314,271)	(9,777,575)	(175,126)	(360,292)	(55,600)
Net Increase (Decrease) in Net Assets Resulting from Operations	(165,650)	(8,220,155)	(213,039)	(292,334)	(54,391)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,642,705	1,730,929	215,684	98,393	115,566
Spinnaker Advisor	719,461	439,370	4,352	4,270	361
Spinnaker with EEB	-	3,024	-	672	-
Spinnaker with GMDB	-	18	36	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	19,211	27,655	70,000	16	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	35	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(732,797)	(2,716,072)	(181,673)	(369,555)	(85,412)
Spinnaker Advisor	(873,030)	(553,057)	(87,828)	(123,233)	(3,706)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(4)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6,257)	(234,710)	-	(255)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(825)	-	-	(6)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(5,618)	(7,792)	(150)	(113)	(90)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	762,850	(1,310,639)	20,421	(389,776)	26,719
Total Increase (Decrease) in Net Assets	597,200	(9,530,794)	(192,618)	(682,110)	(27,672)
Net Assets at December 31, 2008	$4,130,588	$9,442,825	$410,453	$313,796	$77,107

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II
Net Assets at December 31, 2008	$4,130,588	$9,442,825	$410,453	$313,796	$77,107
Increase in Net Assets from Operations
Net Investment Income (Loss)	16,134	64,730	15,177	(3,900)	(1,060)
Realized Gains (Losses)	14,548	(736,543)	(118,338)	(34,307)	(19,445)
Net Change in Unrealized Appreciation (Depreciation)	320,746	3,475,463	180,754	139,721	45,488
Net Increase (Decrease) in Net Assets Resulting from Operations	351,428	2,803,650	77,593	101,514	24,983
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,344,188	1,023,173	141,727	62,061	36,377
Spinnaker Advisor	349,181	83,420	11,232	-	52,391
Spinnaker with EEB	-	2,268	-	504	-
Spinnaker with GMDB	-	18	36	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	5,496	1,069	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	35	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,050,543)	(1,680,220)	(72,083)	(49,818)	(24,570)
Spinnaker Advisor	(333,920)	(177,460)	(96,151)	(13)	(52,379)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(276)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(5,655)	(19,318)	(2,879)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(80)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(3,595)	(6,894)	(126)	(63)	(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	305,072	(774,220)	(18,244)	12,706	11,789
Total Increase (Decrease) in Net Assets	656,500	2,029,430	59,349	114,220	36,772
Net Assets at December 31, 2009	$4,787,088	$11,472,255	$469,802	$428,016	$113,879

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Net Assets at January 1, 2008	$4,632,385	$6,900,884	$19,747,745	$7,648,928	$3,920,956
Increase in Net Assets from Operations
Net Investment Income (Loss)	41,229	33,342	(70,949)	238,519	(23,315)
Realized Gains (Losses)	59,469	559,686	1,550,180	(186,255)	(90,770)
Net Change in Unrealized Appreciation (Depreciation)	(1,324,773)	(2,529,687)	(8,820,760)	(431,106)	(1,336,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,224,075)	(1,936,659)	(7,341,529)	(378,842)	(1,450,619)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,025,053	483,400	1,458,797	587,185	790,747
Spinnaker Advisor	65,113	196,928	529,262	85,809	126,266
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	734	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,072	-	1,791	-	52,603
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	136	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,288,110)	(1,293,150)	(2,952,477)	(1,585,580)	(691,829)
Spinnaker Advisor	(106,374)	(258,894)	(1,381,160)	(543,349)	(59,311)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(8)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(15,641)	-	(2,226)	-	(68,180)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(1,826)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(968)	(2,333)	(4,745)	(12,506)	(1,736)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(319,855)	(873,323)	(2,352,448)	(1,468,441)	148,560
Total Increase (Decrease) in Net Assets	(1,543,930)	(2,809,982)	(9,693,977)	(1,847,283)	(1,302,059)
Net Assets at December 31, 2008	$3,088,455	$4,090,902	$10,053,768	$5,801,645	$2,618,897

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Net Assets at December 31, 2008	$3,088,455	$4,090,902	$10,053,768	$5,801,645	$2,618,897
Increase in Net Assets from Operations
Net Investment Income (Loss)	132,468	49,126	2,394	178,777	(13,014)
Realized Gains (Losses)	(503,852)	134,339	(2,492,383)	(197,326)	(211,828)
Net Change in Unrealized Appreciation (Depreciation)	974,975	602,510	5,612,663	669,020	1,049,548
Net Increase (Decrease) in Net Assets Resulting from Operations	603,591	785,975	3,122,674	650,471	824,706
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	697,679	275,149	1,107,190	511,187	398,626
Spinnaker Advisor	101,965	75,172	219,278	45,138	86,600
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,119	-	6,276	-	3,069
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	30	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(549,674)	(530,137)	(1,603,006)	(1,071,146)	(571,996)
Spinnaker Advisor	(63,040)	(144,903)	(561,665)	(404,974)	(22,866)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(37)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(20)	-	(12,492)	-	(1,626)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(179)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(546)	(1,715)	(3,534)	(8,210)	(1,571)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	187,483	(326,434)	(848,139)	(928,005)	(109,764)
Total Increase (Decrease) in Net Assets	791,074	459,541	2,274,535	(277,534)	714,942
Net Assets at December 31, 2009	$3,879,529	$4,550,443	$12,328,303	$5,524,111	$3,333,839

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B	DWS GLOBAL OPPORTUNITIES B SHARE
Net Assets at January 1, 2008	$19,978,318	$3,884,032	$19,449,637	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	58,991	(42,911)	432,103	(2,591)	-
Realized Gains (Losses)	570,300	(89,720)	(509,041)	(13,904)	-
Net Change in Unrealized Appreciation (Depreciation)	(8,066,286)	(1,465,604)	(4,980,873)	(119,745)	3
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,436,995)	(1,598,235)	(5,057,811)	(136,240)	3
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	3,257,745	646,657	761,979	616,599	30
Spinnaker Advisor	1,242,833	25,325	232,178	5,871	-
Spinnaker with EEB	2,520	-	-	-	-
Spinnaker with GMDB	658	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	63,402	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	341	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,943,306)	(738,258)	(3,066,804)	(31,989)	-
Spinnaker Advisor	(2,170,887)	(64,540)	(291,311)	(204)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(39)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(97,813)	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(3,179)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(8,021)	(2,005)	(30,147)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(655,746)	(132,821)	(2,394,105)	590,277	30
Total Increase (Decrease) in Net Assets	(8,092,741)	(1,731,056)	(7,451,916)	454,037	33
Net Assets at December 31, 2008	$11,885,577	$2,152,976	$11,997,721	$454,037	$33

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B	DWS GLOBAL OPPORTUNITIES B SHARE
Net Assets at December 31, 2008	$11,885,577	$2,152,976	$11,997,721	$454,037	$33
Increase in Net Assets from Operations
Net Investment Income (Loss)	52,440	(24,446)	288,801	(6,280)	(149)
Realized Gains (Losses)	(750,379)	(202,824)	(890,045)	(50,167)	(15)
Net Change in Unrealized Appreciation (Depreciation)	3,469,157	1,349,935	2,914,037	333,849	2,961
Net Increase (Decrease) in Net Assets Resulting from Operations	2,771,218	1,122,665	2,312,793	277,402	2,797
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,440,882	338,657	480,624	811,736	39,063
Spinnaker Advisor	619,812	119,865	62,539	175,050	18,919
Spinnaker with EEB	1,890	-	-	-	-
Spinnaker with GMDB	708	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	10,885	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	318	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,663,828)	(605,848)	(1,913,145)	(174,905)	(682)
Spinnaker Advisor	(772,952)	(22,745)	(400,211)	(24,756)	(2,934)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(119)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(37,773)	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(270)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(6,520)	(1,758)	(24,353)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(406,967)	(171,829)	(1,794,546)	787,125	54,366
Total Increase (Decrease) in Net Assets	2,364,251	950,836	518,247	1,064,527	57,163
Net Assets at December 31, 2009	$14,249,828	$3,103,812	$12,515,968	$1,518,564	$57,196

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Net Assets at January 1, 2008	$-	$9,265,103	$-	$2,565,547	$4,730,825
Increase in Net Assets from Operations
Net Investment Income (Loss)	(20)	699	(73)	99,731	342,260
Realized Gains (Losses)	(635)	1,044,454	(17)	(185,611)	(300,259)
Net Change in Unrealized Appreciation (Depreciation)	232	(5,221,772)	(4,123)	(391,798)	(1,104,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	(423)	(4,176,619)	(4,213)	(477,678)	(1,062,286)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	32,738	287,184	-	128,412	136,955
Spinnaker Advisor	-	32,479	-	337	6,787
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	1,273
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	17,879	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(29,087)	(1,144,128)	-	(572,778)	(859,198)
Spinnaker Advisor	-	(208,108)	-	(17,931)	(326,402)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	(90)	(292)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(5,296)	$-	$(6,088)	$(9,571)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	3,651	(1,037,869)	17,879	(468,138)	(1,050,448)
Total Increase (Decrease) in Net Assets	3,228	(5,214,488)	13,666	(945,816)	(2,112,734)
Net Assets at December 31, 2008	$3,228	$4,050,615	$13,666	$1,619,731	$2,618,091

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Net Assets at December 31, 2008	$3,228	$4,050,615	$13,666	$1,619,731	$2,618,091
Increase in Net Assets from Operations
Net Investment Income (Loss)	(108)	123,747	(108)	78,662	300,056
Realized Gains (Losses)	69	(664,302)	1,092	(189,675)	(299,970)
Net Change in Unrealized Appreciation (Depreciation)	4,586	1,682,268	9,186	486,290	1,207,413
Net Increase (Decrease) in Net Assets Resulting from Operations	4,547	1,141,713	10,170	375,277	1,207,499
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	22,211	167,522	-	48,465	186,439
Spinnaker Advisor	-	3,389	-	325	4,360
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	228
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	5,039	-	-
Focus Tier II	-	-	23,371	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	6,933	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(80)	(640,492)	-	(390,194)	(476,525)
Spinnaker Advisor	-	(52,184)	-	(8,003)	(143,997)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	(90)	(16,275)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	(513)	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(5,070)	$-	$(3,989)	$(7,061)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	22,131	(526,835)	34,830	(353,486)	(452,831)
Total Increase (Decrease) in Net Assets	26,678	614,878	45,000	21,791	754,668
Net Assets at December 31, 2009	$29,906	$4,665,493	$58,666	$1,641,522	$3,372,759

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II
Net Assets at January 1, 2008	$2,081,966	$477,947	$39,241,835	$11,390,598	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(11,138)	6,712	(130,387)	104,505	1,204
Realized Gains (Losses)	(87,571)	48,116	(353,450)	(544,695)	398
Net Change in Unrealized Appreciation (Depreciation)	(748,482)	(220,707)	(16,320,374)	(4,536,671)	(13,161)
Net Increase (Decrease) in Net Assets Resulting from Operations	(847,191)	(165,879)	(16,804,211)	(4,976,861)	(11,559)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	73,873	67,800	5,728,999	2,125,970	19,469
Spinnaker Advisor	-	65,411	993,444	298,094	44,431
Spinnaker with EEB	-	-	-	1,176	-
Spinnaker with GMDB	-	-	768	72	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	71,111	9,266	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	279	160	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(422,589)	(34,890)	(6,822,209)	(1,947,105)	-
Spinnaker Advisor	-	(9,520)	(767,050)	(508,451)	(3,136)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(42)	(6)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(121,701)	(5,179)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(26)	(2,184)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,748)	$(843)	$(41,769)	$(1,542)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(350,464)	87,958	(958,196)	(29,729)	60,764
Total Increase (Decrease) in Net Assets	(1,197,655)	(77,921)	(17,762,407)	(5,006,590)	49,205
Net Assets at December 31, 2008	$884,311	$400,026	$21,479,428	$6,384,008	$49,205

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II
Net Assets at December 31, 2008	$884,311	$400,026	$21,479,428	$6,384,008	$49,205
Increase in Net Assets from Operations
Net Investment Income (Loss)	14,440	4,335	10,871	65,854	2,264
Realized Gains (Losses)	(145,103)	(22,264)	(2,278,815)	(1,359,517)	289
Net Change in Unrealized Appreciation (Depreciation)	448,234	119,121	9,645,687	3,114,631	15,203
Net Increase (Decrease) in Net Assets Resulting from Operations	317,571	101,192	7,377,743	1,820,968	17,756
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	41,431	37,863	3,657,421	1,369,606	24,159
Spinnaker Advisor	-	1,185	501,993	124,852	8,322
Spinnaker with EEB	-	-	-	882	-
Spinnaker with GMDB	-	-	36	72	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	49,977	7,276	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	93	43	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(254,083)	(34,807)	(3,484,241)	(1,325,608)	-
Spinnaker Advisor	-	(28,917)	(272,519)	(117,135)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(650)	(46)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(26,679)	(12,711)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(67)	(213)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,320)	$(589)	$(35,010)	$(1,276)	$(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(213,972)	(25,265)	390,354	45,742	32,451
Total Increase (Decrease) in Net Assets	103,599	75,927	7,768,097	1,866,710	50,207
Net Assets at December 31, 2009	$987,910	$475,953	$29,247,525	$8,250,718	$99,412

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II
Net Assets at January 1, 2008	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	385	10,892	431	1,139	1,457
Realized Gains (Losses)	490	14,018	914	3,309	300
Net Change in Unrealized Appreciation (Depreciation)	(5,295)	(42,262)	(11,318)	(36,777)	(6,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,420)	(17,352)	(9,973)	(32,329)	(4,285)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	11,029	412,173	-	95,215	50,889
Spinnaker Advisor	9,742	-	31,341	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	30	(30)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(30)	(30)	(30)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	20,741	412,143	31,341	95,185	50,889
Total Increase (Decrease) in Net Assets	16,321	394,791	21,368	62,856	46,604
Net Assets at December 31, 2008	$16,321	$394,791	$21,368	$62,856	$46,604

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II
Net Assets at December 31, 2008	$16,321	$394,791	$21,368	$62,856	$46,604
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,426	8,645	4,518	1,442	991
Realized Gains (Losses)	(1,014)	304	3,103	(36,613)	78
Net Change in Unrealized Appreciation (Depreciation)	10,258	101,463	45,845	53,990	4,594
Net Increase (Decrease) in Net Assets Resulting from Operations	10,670	110,412	53,466	18,819	5,663
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	38,065	25,851	114,205	64,564	530
Spinnaker Advisor	4,298	7,214	72,237	74,959	3,747
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(3,157)	(5,775)	(13,387)	(49,438)	(3,964)
Spinnaker Advisor	-	-	-	(35,570)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(62)	(90)	(180)	(120)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	39,144	27,200	172,875	54,395	314
Total Increase (Decrease) in Net Assets	49,814	137,612	226,341	73,214	5,977
Net Assets at December 31, 2009	$66,135	$532,403	$247,709	$136,070	$52,581

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II
Net Assets at January 1, 2008	$22,501,693	$11,046,609	$6,172,485	$43,091	$7,441,575
Increase in Net Assets from Operations
Net Investment Income (Loss)	(103,740)	(18,840)	(44,267)	4,481	(83,736)
Realized Gains (Losses)	91,733	886,675	(116,710)	(12,615)	572,446
Net Change in Unrealized Appreciation (Depreciation)	(10,302,127)	(5,497,552)	(3,009,600)	(84,925)	(4,030,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,314,134)	(4,629,717)	(3,170,577)	(93,059)	(3,541,584)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,493,336	1,138,594	308,806	-	2,459,034
Spinnaker Advisor	351,814	167,078	5,092	-	671,356
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	54	-	-	108
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,431	18,967	-	-	12,150
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	70	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	139,706	-
Focus Tier II	-	-	-	79,905	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	165,916	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,480,571)	(1,260,401)	(946,715)	-	(1,076,411)
Spinnaker Advisor	(636,936)	(430,863)	(26,226)	-	(522,949)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(30)	(5)	-	-	(6)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(640)	(68)	-	-	(4,728)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(1,074)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	(65,951)	-
Focus Tier II	-	-	-	(39,741)	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II
Contract Maintenance Charges
Spinnaker & Mainsail	$(14,760)	$(10,573)	$(4,861)	$-	$(911)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,287,360)	(377,217)	(663,904)	279,835	1,537,643
Total Increase (Decrease) in Net Assets	(11,601,494)	(5,006,934)	(3,834,481)	186,776	(2,003,941)
Net Assets at December 31, 2008	$10,900,199	$6,039,675	$2,338,004	$229,867	$5,437,634

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II
Net Assets at December 31, 2008	$10,900,199	$6,039,675	$2,338,004	$229,867	$5,437,634
Increase in Net Assets from Operations
Net Investment Income (Loss)	(104,826)	(19,421)	(24,408)	3,674	(60,349)
Realized Gains (Losses)	(1,079,375)	(658,416)	(268,988)	(51,256)	(864,056)
Net Change in Unrealized Appreciation (Depreciation)	3,786,648	2,084,941	1,270,439	113,330	3,028,875
Net Increase (Decrease) in Net Assets Resulting from Operations	2,602,447	1,407,104	977,043	65,748	2,104,470
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,104,619	796,741	201,870	-	1,512,175
Spinnaker Advisor	100,358	93,450	5,196	-	274,529
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	54	-	-	108
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	2,620	456	-	-	116
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	92	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	18,279	-
Focus Tier II	-	-	-	26,250	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	116,878	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,892,884)	(1,116,349)	(442,058)	-	(1,256,265)
Spinnaker Advisor	(255,453)	(297,740)	(3,824)	-	(187,701)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(14)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6,335)	(6,853)	-	-	(9,656)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(86)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	(417)	-
Focus Tier II	-	-	-	(4,981)	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	(116,878)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II
Contract Maintenance Charges
Spinnaker & Mainsail	$(11,652)	$(7,567)	$(3,758)	$-	$(852)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(958,735)	(537,808)	(242,574)	39,131	332,454
Total Increase (Decrease) in Net Assets	1,643,712	869,296	734,469	104,879	2,436,924
Net Assets at December 31, 2009	$12,543,911	$6,908,971	$3,072,473	$334,746	$7,874,558

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II
Net Assets at January 1, 2008	$880,173	$-	$5,741,259	$254,119	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	17,020	1,347	118,614	(2,939)	3,558
Realized Gains (Losses)	-	(432)	2	(22,240)	1,361
Net Change in Unrealized Appreciation (Depreciation)	-	(20,283)	(2)	(75,950)	(51,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,020	(19,368)	118,614	(101,129)	(47,052)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	19,747	12,842,083	61,939	138,007
Spinnaker Advisor	-	46,050	7,378,078	15	75,586
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	325	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	5,948,096	790	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	176	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	2,694,782	-	-	-	-
Focus Tier II	2,241,371	-	-	-	-
Focus Tier III	1,338,669	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	578,451	-	-	-	-
Focus Tier II with GMDB	500,476	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(499)	(10,070,613)	(19,200)	(1,107)
Spinnaker Advisor	-	-	(4,153,379)	(1)	(7,557)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(355)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(5,850,981)	(45,362)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(356)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(2,486,026)	-	-	-	-
Focus Tier II	(2,089,165)	-	-	-	-
Focus Tier III	(1,191,017)	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(602,061)	-	-	-	-
Focus Tier II with GMDB	(620,729)	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$(10,693)	$-	$(60)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(40)	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	364,711	65,298	6,082,561	(1,999)	204,869
Total Increase (Decrease) in Net Assets	381,731	45,930	6,201,175	(103,128)	157,817
Net Assets at December 31, 2008	$1,261,904	$45,930	$11,942,434	$150,991	$157,817

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II
Net Assets at December 31, 2008	$1,261,904	$45,930	$11,942,434	$150,991	$157,817
Increase in Net Assets from Operations
Net Investment Income (Loss)	(5,963)	1,348	(129,215)	(2,904)	4,677
Realized Gains (Losses)	-	694	-	(13,406)	(15,858)
Net Change in Unrealized Appreciation (Depreciation)	-	12,459	-	79,461	76,861
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,963)	14,501	(129,215)	63,151	65,680
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	107,154	13,069,726	103,442	175,204
Spinnaker Advisor	-	1,375	4,164,405	2,376	-
Spinnaker with EEB	-	-	1,936	-	-
Spinnaker with GMDB	-	-	1,523	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	2,120,572	62	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	58	174	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	1,863,358	-	-	-	-
Focus Tier II	374,362	-	-	-	-
Focus Tier III	692,504	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	176,763	-	-	-	-
Focus Tier II with GMDB	393,640	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(53,528)	(9,655,573)	(29,395)	(24,281)
Spinnaker Advisor	-	(8,293)	(6,248,203)	(25,512)	(13,511)
Spinnaker with EEB	-	-	(60)	-	-
Spinnaker with GMDB	-	-	(90)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(2,122,941)	(85)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(57)	(35)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(896,715)	-	-	-	-
Focus Tier II	(420,371)	-	-	-	-
Focus Tier III	(576,709)	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(130,196)	-	-	-	-
Focus Tier II with GMDB	(418,994)	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$(47,955)	$(2)	$(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(200)	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(40)	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,057,402	46,708	1,283,341	51,025	137,382
Total Increase (Decrease) in Net Assets	1,051,439	61,209	1,154,126	114,176	203,062
Net Assets at December 31, 2009	$2,313,343	$107,139	$13,096,560	$265,167	$360,879

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
Net Assets at January 1, 2008	$7,337,163	$4,281,050	$7,033,119	$17,537,363	$58,472
Increase in Net Assets from Operations
Net Investment Income (Loss)	273,386	(11,337)	(77,518)	615,125	(699)
Realized Gains (Losses)	32,866	153,921	681,309	(107,289)	(6,985)
Net Change in Unrealized Appreciation (Depreciation)	(2,646,556)	(1,869,545)	(3,467,388)	531,557	(61,810)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,340,304)	(1,726,961)	(2,863,597)	1,039,393	(69,494)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,673,316	1,594,010	909,239	3,709,135	-
Spinnaker Advisor	235,947	273,982	74,968	2,410,842	-
Spinnaker with EEB	-	-	-	2,688	-
Spinnaker with GMDB	36	764	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	277	26,525	16,348	52,150	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	41	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	125,305
Focus Tier II	-	-	-	-	99,192
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,248,009)	(635,328)	(1,247,001)	(3,977,952)	-
Spinnaker Advisor	(397,435)	(223,987)	(321,581)	(2,804,544)	-
Spinnaker with EEB	-	-	-	(60)	-
Spinnaker with GMDB	(70)	(7)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(47,689)	(47,501)	(15,250)	(134,391)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(557)	-	-	(4,351)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(54,230)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$(13,611)	$(206)	$(5,822)	$(54,249)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(40)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	202,246	988,252	(589,099)	(800,732)	170,227
Total Increase (Decrease) in Net Assets	(2,138,058)	(738,709)	(3,452,696)	238,661	100,733
Net Assets at December 31, 2008	$5,199,105	$3,542,341	$3,580,423	$17,776,024	$159,205

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
Net Assets at December 31, 2008	$5,199,105	$3,542,341	$3,580,423	$17,776,024	$159,205
Increase in Net Assets from Operations
Net Investment Income (Loss)	396,506	17,883	(57,386)	388,773	(1,823)
Realized Gains (Losses)	(631,054)	(843,882)	(342,541)	266,729	(28,663)
Net Change in Unrealized Appreciation (Depreciation)	1,901,545	2,256,380	1,853,177	(380,453)	93,605
Net Increase (Decrease) in Net Assets Resulting from Operations	1,666,997	1,430,381	1,453,250	275,049	63,119
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	735,082	2,242,129	705,663	3,584,389	-
Spinnaker Advisor	54,751	380,276	23,720	1,238,571	-
Spinnaker with EEB	-	-	-	2,016	-
Spinnaker with GMDB	36	36	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	2,505	8,729	1,551	218,245	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	138	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	162,763
Focus Tier II	-	-	-	-	7,499
Focus Tier III	-	-	-	-	55,310
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(743,419)	(1,305,563)	(740,420)	(4,310,574)	-
Spinnaker Advisor	(497,440)	(107,935)	(89,852)	(1,207,816)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(1,307)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(250,753)	(1,259)	(6,068)	(101,826)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(322)	-	-	(429)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(15,489)
Focus Tier II	-	-	-	-	(79,992)
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$(12,648)	$(471)	$(4,609)	$(40,478)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(140)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(713,377)	1,215,942	(110,015)	(617,902)	129,951
Total Increase (Decrease) in Net Assets	953,620	2,646,323	1,343,235	(342,853)	193,070
Net Assets at December 31, 2009	$6,152,725	$6,188,664	$4,923,658	$17,433,171	$352,275

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Net Assets at January 1, 2008	$-	$456,899	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,873)	3,777	(852)	65	(46)
Realized Gains (Losses)	(2,940)	(13,500)	(10,945)	(23)	(3)
Net Change in Unrealized Appreciation (Depreciation)	(205,702)	(247,595)	(15,266)	(8,327)	417
Net Increase (Decrease) in Net Assets Resulting from Operations	(212,515)	(257,318)	(27,063)	(8,285)	368
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,124,317	-	351,237	-	15,656
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	347,336	-	42,465	-
Focus Tier II	-	65,375	-	71,891	-
Focus Tier III	-	258,065	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	47,395	-
Focus Tier II with GMDB	-	222,452	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(3,084)	-	(60,888)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(209)	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	(150,000)	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	40	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(60)	$-	$(270)	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(42)	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	(44)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,121,173	742,977	290,079	161,747	15,656
Total Increase (Decrease) in Net Assets	908,658	485,659	263,016	153,462	16,024
Net Assets at December 31, 2008	$908,658	$942,558	$263,016	$153,462	$16,024

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Net Assets at December 31, 2008	$908,658	$942,558	$263,016	$153,462	$16,024
Increase in Net Assets from Operations
Net Investment Income (Loss)	(5,861)	(3,224)	(3,119)	(1,155)	(2,344)
Realized Gains (Losses)	(18,369)	(115,215)	305	(125)	2,167
Net Change in Unrealized Appreciation (Depreciation)	402,869	284,752	477,955	12,029	41,301
Net Increase (Decrease) in Net Assets Resulting from Operations	378,639	166,313	475,141	10,749	41,124
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	650,035	-	2,657,349	-	246,735
Spinnaker Advisor	22,254	-	356,233	-	288,448
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	135,803	-	3,789	-
Focus Tier II	-	410,268	-	274	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(40,370)	-	(177,185)	-	(11,290)
Spinnaker Advisor	-	-	(8,050)	-	(23,931)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(173,850)	-	-	-
Focus Tier II	-	(48,222)	-	-	-
Focus Tier III	-	(233,433)	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	(5,300)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(721)	$-	$(1,782)	$-	$(35)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(120)	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	(80)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	631,198	90,446	2,826,565	(1,317)	499,927
Total Increase (Decrease) in Net Assets	1,009,837	256,759	3,301,706	9,432	541,051
Net Assets at December 31, 2009	$1,918,495	$1,199,317	$3,564,722	$162,894	$557,075

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES
Net Assets at January 1, 2008	$73,890	$-	$206,492	$-	$3,344,687
Increase in Net Assets from Operations
Net Investment Income (Loss)	(4,997)	(547)	4,839	(193)	5,371
Realized Gains (Losses)	(51,383)	(5,930)	(1,011)	(39)	650,149
Net Change in Unrealized Appreciation (Depreciation)	(159,619)	(21,172)	(40,613)	3,242	(1,784,515)
Net Increase (Decrease) in Net Assets Resulting from Operations	(215,999)	(27,649)	(36,785)	3,010	(1,128,995)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	269,017	-	96,557	176,892
Spinnaker Advisor	-	58,437	-	-	43,678
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	247,904	-	26,784	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	428,271	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	297,394	-	7,208	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(61,157)	-	(28)	(724,166)
Spinnaker Advisor	-	(705)	-	-	(242,102)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(40,892)	-	-	-	-
Focus Tier II	-	-	(11,701)	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(144,557)	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(60)	$-	$(30)	$(2,097)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(160)	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	787,960	265,532	22,291	96,499	(747,795)
Total Increase (Decrease) in Net Assets	571,961	237,883	(14,494)	99,509	(1,876,790)
Net Assets at December 31, 2008	$645,851	$237,883	$191,998	$99,509	$1,467,897

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES
Net Assets at December 31, 2008	$645,851	$237,883	$191,998	$99,509	$1,467,897
Increase in Net Assets from Operations
Net Investment Income (Loss)	(2,445)	(1,726)	(373)	(859)	(16,404)
Realized Gains (Losses)	(120,075)	4,988	(2,595)	7,930	(55,089)
Net Change in Unrealized Appreciation (Depreciation)	155,838	255,379	26,752	61,619	531,586
Net Increase (Decrease) in Net Assets Resulting from Operations	33,318	258,641	23,784	68,690	460,093
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	1,305,967	-	709,650	93,173
Spinnaker Advisor	-	171,180	-	201,245	6,433
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	21,245	-	-	-	-
Focus Tier II	14,997	-	16,497	-	-
Focus Tier III	55,310	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	32,166	-	561	-	-
Focus Tier II with GMDB	175,104	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(62,615)	-	(104,618)	(240,940)
Spinnaker Advisor	-	(128,872)	-	(18,420)	(49,991)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(26,575)	-	-	-	-
Focus Tier II	-	-	(11,703)	-	-
Focus Tier III	(277,446)	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(175,104)	-	(547)	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(925)	$-	$(360)	$(1,927)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(320)	-	(40)	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(180,623)	1,284,735	4,768	787,497	(193,252)
Total Increase (Decrease) in Net Assets	(147,305)	1,543,376	28,552	856,187	266,841
Net Assets at December 31, 2009	$498,546	$1,781,259	$220,550	$955,696	$1,734,738

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID-CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	JP MORGAN INTERNATIONAL EQUITY[1]
Net Assets at January 1, 2008	$3,085,454	$-	$-	$-	$11,138,984
Increase in Net Assets from Operations
Net Investment Income (Loss)	27,581	-	-	-	33,330
Realized Gains (Losses)	327,818	-	-	-	1,674,736
Net Change in Unrealized Appreciation (Depreciation)	(1,818,253)	-	-	-	(6,397,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,462,854)	-	-	-	(4,689,314)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	64,665	-	-	-	1,576,577
Spinnaker Advisor	-	-	-	-	226,037
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	2,579
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(419,596)	-	-	-	(1,481,527)
Spinnaker Advisor	-	-	-	-	(374,907)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	(4,136)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(4,018)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID-CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	JP MORGAN INTERNATIONAL EQUITY[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(890)	$-	$-	$-	$(191)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(355,821)	-	-	-	(59,586)
Total Increase (Decrease) in Net Assets	(1,818,675)	-	-	-	(4,748,900)
Net Assets at December 31, 2008	$1,266,779	$-	$-	$-	$6,390,084

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID-CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	JP MORGAN INTERNATIONAL EQUITY[1]
Net Assets at December 31, 2008	$1,266,779	$-	$-	$-	$6,390,084
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,860	42,394	(45,619)	(29,287)	259,387
Realized Gains (Losses)	62,222	(462,467)	(340,903)	(54,387)	(101,308)
Net Change in Unrealized Appreciation (Depreciation)	686,935	(1,554,233)	(903,791)	(61,387)	3,767,344
Net Increase (Decrease) in Net Assets Resulting from Operations	752,017	(1,974,306)	(1,290,313)	(145,061)	3,925,423
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	27,130	9,264,633	6,021,967	1,860,078	534,113
Spinnaker Advisor	-	1,418,337	1,159,602	1,875,498	74,630
Spinnaker with EEB	-	-	4,008	-	-
Spinnaker with GMDB	-	462	2,336	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	78,267	56,890	-	688
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	571	-	-	75
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(313,573)	(965,695)	(666,744)	(189,238)	(9,359,122)
Spinnaker Advisor	-	(72,542)	(166,740)	(127,854)	(1,490,830)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(547)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(20,769)	(785)	-	(73,815)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(401)	-	-	(571)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID-CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	JP MORGAN INTERNATIONAL EQUITY[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(723)	$(33)	$(13)	$-	$(128)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(287,166)	9,702,830	6,410,521	3,418,484	(10,315,507)
Total Increase (Decrease) in Net Assets	464,851	7,728,524	5,120,208	3,273,423	(6,390,084)
Net Assets at December 31, 2009	$1,731,630	$7,728,524	$5,120,208	$3,273,423	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	JP MORGAN MID-CAP VALUE[1]	JP MORGAN US LARGE CAP CORE EQUITY[1]	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S
Net Assets at January 1, 2008	$8,439,195	$5,059,566	$9,801,877	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(19,216)	(1,549)	136,069	96	(867)
Realized Gains (Losses)	520,084	43,506	532,604	1,242	(4,949)
Net Change in Unrealized Appreciation (Depreciation)	(3,035,910)	(1,650,612)	(4,467,012)	(15,974)	(53,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,535,042)	(1,608,655)	(3,798,339)	(14,636)	(58,831)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	941,451	155,073	1,824,729	48,824	229,914
Spinnaker Advisor	75,891	154,331	209,157	80	186
Spinnaker with EEB	1,176	-	-	-	-
Spinnaker with GMDB	72	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	17,685	-	277	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,623,097)	(536,490)	(1,621,521)	(1,117)	(23,291)
Spinnaker Advisor	(642,109)	(448,534)	(216,875)	(4)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(3)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6,866)	-	(9,609)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	JP MORGAN MID-CAP VALUE[1]	JP MORGAN US LARGE CAP CORE EQUITY[1]	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S
Contract Maintenance Charges
Spinnaker & Mainsail	$(721)	$(4,335)	$(5,534)	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,236,521)	(679,955)	180,624	47,783	206,809
Total Increase (Decrease) in Net Assets	(3,771,563)	(2,288,610)	(3,617,715)	33,147	147,978
Net Assets at December 31, 2008	$4,667,632	$2,770,956	$6,184,162	$33,147	$147,978

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	JP MORGAN MID-CAP VALUE[1]	JP MORGAN US LARGE CAP CORE EQUITY[1]	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S
Net Assets at December 31, 2008	$4,667,632	$2,770,956	$6,184,162	$33,147	$147,978
Increase in Net Assets from Operations
Net Investment Income (Loss)	87,566	54,206	36,437	(132)	(3,743)
Realized Gains (Losses)	(309,921)	(61,001)	(553,024)	(5,639)	(18,288)
Net Change in Unrealized Appreciation (Depreciation)	2,529,366	935,542	2,021,872	15,237	104,652
Net Increase (Decrease) in Net Assets Resulting from Operations	2,307,011	928,747	1,505,285	9,466	82,621
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	181,142	33,341	1,129,699	16,058	174,543
Spinnaker Advisor	15,084	21,329	178,137	130	35,302
Spinnaker with EEB	392	-	-	-	-
Spinnaker with GMDB	24	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	4,439	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(5,879,533)	(1,873,174)	(1,030,325)	(10,981)	(45,940)
Spinnaker Advisor	(1,228,455)	(1,878,008)	(83,171)	-	(8,431)
Spinnaker with EEB	(3,518)	-	-	-	-
Spinnaker with GMDB	(2,288)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(56,890)	-	(2,866)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	JP MORGAN MID-CAP VALUE[1]	JP MORGAN US LARGE CAP CORE EQUITY[1]	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S
Contract Maintenance Charges
Spinnaker & Mainsail	$(601)	$(3,191)	$(4,991)	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(6,974,643)	(3,699,703)	190,922	5,207	155,474
Total Increase (Decrease) in Net Assets	(4,667,632)	(2,770,956)	1,696,207	14,673	238,095
Net Assets at December 31, 2009	$-	$-	$7,880,369	$47,820	$386,073

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	NEUBERGER BERMAN AMT REGENCY CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Net Assets at January 1, 2008	$-	$195,600	$3,140,479	$6,470,361	$4,585,492
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	11,758	106,033	231,226	(47,534)
Realized Gains (Losses)	-	188	296,479	(116,773)	206,774
Net Change in Unrealized Appreciation (Depreciation)	-	(56,776)	(2,031,554)	(231,109)	(3,079,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	(44,830)	(1,629,042)	(116,656)	(2,920,532)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	193,416	1,909,808	355,902	1,667,550
Spinnaker Advisor	-	4,665	436,739	41,506	654,750
Spinnaker with EEB	-	-	672	-	-
Spinnaker with GMDB	-	-	-	-	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	128,007	-	32,817
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	475	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(110,217)	(1,277,385)	(1,269,861)	(1,176,785)
Spinnaker Advisor	-	-	(575,980)	(256,114)	(617,923)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(30)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(4)	(36,842)	-	(319,868)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(2,161)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	NEUBERGER BERMAN AMT REGENCY CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(480)	$(701)	$(15,535)	$(258)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	87,380	582,632	(1,144,102)	240,289
Total Increase (Decrease) in Net Assets	-	42,550	(1,046,410)	(1,260,758)	(2,680,243)
Net Assets at December 31, 2008	$-	$238,150	$2,094,069	$5,209,603	$1,905,249

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	NEUBERGER BERMAN AMT REGENCY CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Net Assets at December 31, 2008	$-	$238,150	$2,094,069	$5,209,603	$1,905,249
Increase in Net Assets from Operations
Net Investment Income (Loss)	4	23,374	134,421	213,934	(14,887)
Realized Gains (Losses)	155	(17,074)	(125,969)	(70,813)	(751,329)
Net Change in Unrealized Appreciation (Depreciation)	2,830	87,220	962,330	612,985	2,263,867
Net Increase (Decrease) in Net Assets Resulting from Operations	2,989	93,520	970,782	756,106	1,497,651
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	13,586	277,577	950,339	217,959	946,505
Spinnaker Advisor	-	2,646	262,775	23,913	194,295
Spinnaker with EEB	-	-	504	-	-
Spinnaker with GMDB	-	-	-	-	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	8,842	-	153
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	73	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(162,692)	(501,947)	(799,221)	(717,516)
Spinnaker Advisor	-	-	(139,517)	(183,199)	(50,954)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(22)	-	(30)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(5)	(50,940)	-	(12,344)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(193)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	NEUBERGER BERMAN AMT REGENCY CLASS S	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(180)	$(676)	$(11,760)	$(452)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	13,586	117,346	529,238	(752,308)	359,693
Total Increase (Decrease) in Net Assets	16,575	210,866	1,500,020	3,798	1,857,344
Net Assets at December 31, 2009	$16,575	$449,016	$3,594,089	$5,213,401	$3,762,593

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
Net Assets at January 1, 2008	$3,488,173	$69,163,196	$59,275,457	$948,468	$14,725,233
Increase in Net Assets from Operations
Net Investment Income (Loss)	39,756	228,129	(629,274)	100,913	(31,181)
Realized Gains (Losses)	(24,899)	1,413,392	2,440,731	(164,645)	(281,179)
Net Change in Unrealized Appreciation (Depreciation)	(1,199,873)	(23,808,456)	(21,615,111)	(427,339)	(4,327,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,185,016)	(22,166,935)	(19,803,654)	(491,071)	(4,639,696)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,256,082	2,131,601	1,845,417	524,538	668,052
Spinnaker Advisor	79,923	47,621	78,461	36,555	12,006
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	36	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	54,461	-	-	5,306,303	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(903,216)	(10,767,484)	(9,152,797)	(277,916)	(2,543,293)
Spinnaker Advisor	(130,081)	(126,283)	(404,373)	(50,863)	(96,328)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(1)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(37,970)	-	-	(4,248,974)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$(304)	$(47,509)	$(17,900)	$(1,420)	$(3,613)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	318,931	(8,762,054)	(7,651,192)	1,288,222	(1,963,176)
Total Increase (Decrease) in Net Assets	(866,085)	(30,928,989)	(27,454,846)	797,151	(6,602,872)
Net Assets at December 31, 2008	$2,622,088	$38,234,207	$31,820,611	$1,745,619	$8,122,361

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
Net Assets at December 31, 2008	$2,622,088	$38,234,207	$31,820,611	$1,745,619	$8,122,361
Increase in Net Assets from Operations
Net Investment Income (Loss)	51,429	151,148	(489,576)	93,289	12,209
Realized Gains (Losses)	(584,135)	(2,909,025)	(2,156,347)	(110,298)	(1,208,806)
Net Change in Unrealized Appreciation (Depreciation)	995,539	10,722,600	15,256,684	667,344	2,927,078
Net Increase (Decrease) in Net Assets Resulting from Operations	462,833	7,964,723	12,610,761	650,335	1,730,481
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,231,071	1,417,573	1,206,745	565,236	329,599
Spinnaker Advisor	137,376	31,045	39,014	199,035	6,054
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	36	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	2,766	-	-	983,392	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(646,352)	(6,152,247)	(4,705,580)	(472,354)	(1,309,569)
Spinnaker Advisor	(86,189)	(98,845)	(242,169)	(101,439)	(37,931)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(188)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(7,935)	-	-	(2,062,335)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$(3,776)	$(41,516)	$(16,133)	$(1,034)	$(3,001)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	626,997	(4,843,990)	(3,718,123)	(889,687)	(1,014,848)
Total Increase (Decrease) in Net Assets	1,089,830	3,120,733	8,892,638	(239,352)	715,633
Net Assets at December 31, 2009	$3,711,918	$41,354,940	$40,713,249	$1,506,267	$8,837,994

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I1	PIONEER SMALL-CAP VALUE VCT CLASS II1	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at January 1, 2008	$4,616,178	$2,035,979	$14,166,992	$3,521,587	$1,860,307
Increase in Net Assets from Operations
Net Investment Income (Loss)	42,131	58,259	(83,162)	(33,008)	124,569
Realized Gains (Losses)	-	(91,304)	432,787	(274,013)	(45,378)
Net Change in Unrealized Appreciation (Depreciation)	-	(953,472)	(5,048,887)	(971,256)	(455,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,131	(986,517)	(4,699,262)	(1,278,277)	(376,276)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	339,353	1,152,247	552,481	578,352	1,348,552
Spinnaker Advisor	39,102	306,305	97,533	140,592	669,495
Spinnaker with EEB	-	672	-	840	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	35,326	-	3,158	34,914
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	120	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(939,413)	(711,382)	(2,848,215)	(654,658)	(572,370)
Spinnaker Advisor	(96,754)	(144,999)	(646,356)	(384,719)	(467,333)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(29,668)	-	(9,088)	(48,667)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(676)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I1	PIONEER SMALL-CAP VALUE VCT CLASS II1	PIONEER STRATEGIC INCOME VCT CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(17,233)	$(431)	$(803)	$(330)	$(2,927)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(674,945)	608,070	(2,845,360)	(326,409)	961,664
Total Increase (Decrease) in Net Assets	(632,814)	(378,447)	(7,544,622)	(1,604,686)	585,388
Net Assets at December 31, 2008	$3,983,364	$1,657,532	$6,622,370	$1,916,901	$2,445,695

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I1	PIONEER SMALL-CAP VALUE VCT CLASS II1	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at December 31, 2008	$3,983,364	$1,657,532	$6,622,370	$1,916,901	$2,445,695
Increase in Net Assets from Operations
Net Investment Income (Loss)	(45,424)	65,889	34,856	3,545	191,445
Realized Gains (Losses)	-	(1,113,017)	(8,409,384)	(1,973,509)	17,366
Net Change in Unrealized Appreciation (Depreciation)	-	1,835,835	7,976,090	1,860,084	479,134
Net Increase (Decrease) in Net Assets Resulting from Operations	(45,424)	788,707	(398,438)	(109,880)	687,945
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	427,269	962,307	157,778	142,427	1,527,725
Spinnaker Advisor	61,797	110,183	28,837	13,451	294,253
Spinnaker with EEB	-	504	-	280	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	1,069	-	995	17,339
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	10	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(765,633)	(704,077)	(5,387,170)	(1,668,932)	(573,155)
Spinnaker Advisor	(83,505)	(73,613)	(1,022,017)	(273,081)	(184,104)
Spinnaker with EEB	-	-	-	(1,586)	-
Spinnaker with GMDB	-	-	(1,178)	(362)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(2,203)	-	(20,048)	(3,648)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(58)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I1	PIONEER SMALL-CAP VALUE VCT CLASS II1	PIONEER STRATEGIC INCOME VCT CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(13,156)	$(310)	$(182)	$(117)	$(3,917)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(373,228)	293,860	(6,223,932)	(1,807,021)	1,074,493
Total Increase (Decrease) in Net Assets	(418,652)	1,082,567	(6,622,370)	(1,916,901)	1,762,438
Net Assets at December 31, 2009	$3,564,712	$2,740,099	$-	$-	$4,208,133

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	SUMMIT BALANCE INDEX	SUMMIT BARCLAYS AGGREGATE BOND INDEX	SUMMIT EAFE INTERNATIONAL INDEX F CLASS	SUMMIT NASDAQ 100 INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX F CLASS
Net Assets at January 1, 2008	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	14	3,617	-	(21)	(323)
Realized Gains (Losses)	(8)	(256)	-	(5)	(2,230)
Net Change in Unrealized Appreciation (Depreciation)	(344)	8,467	(19)	(1,330)	(52,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	(338)	11,828	(19)	(1,356)	(54,709)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,749	306,556	156	9,783	213,655
Spinnaker Advisor	-	15,677	-	-	33,207
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(42,198)	-	-	(20,521)
Spinnaker Advisor	-	(1,095)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	SUMMIT BALANCE INDEX	SUMMIT BARCLAYS AGGREGATE BOND INDEX	SUMMIT EAFE INTERNATIONAL INDEX F CLASS	SUMMIT NASDAQ 100 INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX F CLASS
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(1,469)	$-	$(11)	$(1)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	2,749	277,471	156	9,772	226,340
Total Increase (Decrease) in Net Assets	2,411	289,299	137	8,416	171,631
Net Assets at December 31, 2008	$2,411	$289,299	$137	$8,416	$171,631

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	SUMMIT BALANCE INDEX	SUMMIT BARCLAYS AGGREGATE BOND INDEX	SUMMIT EAFE INTERNATIONAL INDEX F CLASS	SUMMIT NASDAQ 100 INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX F CLASS
Net Assets at December 31, 2008	$2,411	$289,299	$137	$8,416	$171,631
Increase in Net Assets from Operations
Net Investment Income (Loss)	744	43,137	358	(685)	(5,353)
Realized Gains (Losses)	5,317	10,141	2,892	736	(28,006)
Net Change in Unrealized Appreciation (Depreciation)	5,882	(33,447)	341	22,803	215,921
Net Increase (Decrease) in Net Assets Resulting from Operations	11,943	19,831	3,591	22,854	182,562
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	103,883	780,238	30,825	84,025	441,064
Spinnaker Advisor	105,345	147,789	63,191	5,128	103,660
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(53,789)	(94,560)	(12,373)	(34,173)	(93,559)
Spinnaker Advisor	(105,509)	(14,080)	-	-	(17,596)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	SUMMIT BALANCE INDEX	SUMMIT BARCLAYS AGGREGATE BOND INDEX	SUMMIT EAFE INTERNATIONAL INDEX F CLASS	SUMMIT NASDAQ 100 INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX F CLASS
Contract Maintenance Charges
Spinnaker & Mainsail	$(30)	$(7,388)	$-	$(30)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	49,900	811,999	81,643	54,950	433,569
Total Increase (Decrease) in Net Assets	61,843	831,830	85,234	77,804	616,131
Net Assets at December 31, 2009	$64,254	$1,121,129	$85,371	$86,220	$787,762

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX F CLASS	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
Net Assets at January 1, 2008	$-	$7,900,298	$2,293,293	$7,550,675	$252,256
Increase in Net Assets from Operations
Net Investment Income (Loss)	21	68,725	72,255	21,818	2,885
Realized Gains (Losses)	(16)	1,425,304	119,153	460,980	4,361
Net Change in Unrealized Appreciation (Depreciation)	(4,946)	(5,366,370)	(59,396)	(3,767,556)	(147,126)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,941)	(3,872,341)	132,012	(3,284,758)	(139,880)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	17,507	906,486	2,639,657	1,250,093	-
Spinnaker Advisor	-	137,111	407,325	37,345	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	854	72,507	14,117	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	585	17	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	78,831
Focus Tier II	-	-	-	-	5,748
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	2,883
Focus Tier II with GMDB	-	-	-	-	368,655
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(945,335)	(818,035)	(1,054,807)	-
Spinnaker Advisor	-	(703,123)	(618,025)	(51,784)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(12)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(213,863)	(59,432)	(17,706)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(30)	(3)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(15,208)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	(2,080)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX F CLASS	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(462)	$(8,787)	$(1,065)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(40)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	17,507	(817,777)	1,615,212	176,193	438,789
Total Increase (Decrease) in Net Assets	12,566	(4,690,118)	1,747,224	(3,108,565)	298,909
Net Assets at December 31, 2008	$12,566	$3,210,180	$4,040,517	$4,442,110	$551,165

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX F CLASS	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
Net Assets at December 31, 2008	$12,566	$3,210,180	$4,040,517	$4,442,110	$551,165
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,244)	111,746	571,369	86,973	17,282
Realized Gains (Losses)	31,861	(586,831)	21,127	(269,322)	(9,136)
Net Change in Unrealized Appreciation (Depreciation)	20,295	2,759,140	128,745	1,523,360	119,747
Net Increase (Decrease) in Net Assets Resulting from Operations	50,912	2,284,055	721,241	1,341,011	127,893
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	133,361	760,158	1,847,544	844,750	-
Spinnaker Advisor	-	154,568	397,223	11,752	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	372	2,334	321	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	69	17	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	32,449
Focus Tier II	-	-	-	-	17,997
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	7
Focus Tier II with GMDB	-	-	-	-	13,080
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	74,357
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(121,021)	(740,240)	(757,498)	(620,242)	-
Spinnaker Advisor	-	(150,588)	(88,365)	(34,851)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(1,479)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(13,157)	(7,666)	(9,843)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(579)	(30)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(3,614)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	(40)
Focus Tier II with GMDB	-	-	-	-	(24,482)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	(129)

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX F CLASS	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(541)	$(10,119)	$(1,074)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	12,340	10,062	1,381,961	190,813	109,625
Total Increase (Decrease) in Net Assets	63,252	2,294,117	2,103,202	1,531,824	237,518
Net Assets at December 31, 2009	$75,818	$5,504,297	$6,143,719	$5,973,934	$788,683

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
Net Assets at January 1, 2008	$259,748	$237,696	$690,668	$126,934	$991,506
Increase in Net Assets from Operations
Net Investment Income (Loss)	21,581	1,155	(319)	2,566	35,272
Realized Gains (Losses)	(16,078)	(25,574)	21,737	17,529	(5,380)
Net Change in Unrealized Appreciation (Depreciation)	(137,324)	(258,030)	(601,052)	(156,994)	68,146
Net Increase (Decrease) in Net Assets Resulting from Operations	(131,821)	(282,449)	(579,634)	(136,899)	98,038
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	153,294	393,580	458,668	140,746	513,906
Focus Tier II	228,664	270,516	567,601	197,586	1,134,600
Focus Tier III	29,136	64,661	77,031	25,234	302,069
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	20,408	40,073	79,644	11,338	97,649
Focus Tier II with GMDB	27,979	19,431	52,121	5,948	68,544
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(18,392)	(124,916)	(95,372)	(18,187)	(88,427)
Focus Tier II	(22,570)	(64,062)	(79,211)	(36,329)	(164,148)
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(4)	(362)	(6)	(1)	(18)
Focus Tier II	-	(80)	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	418,515	598,841	1,060,476	326,335	1,864,175
Total Increase (Decrease) in Net Assets	286,694	316,392	480,842	189,436	1,962,213
Net Assets at December 31, 2008	$546,442	$554,088	$1,171,510	$316,370	$2,953,719

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
Net Assets at December 31, 2008	$546,442	$554,088	$1,171,510	$316,370	$2,953,719
Increase in Net Assets from Operations
Net Investment Income (Loss)	44,332	18,754	6,070	12,780	84,889
Realized Gains (Losses)	(31,527)	(69,624)	(257,654)	(103,652)	6,227
Net Change in Unrealized Appreciation (Depreciation)	198,442	380,138	754,430	202,151	42,355
Net Increase (Decrease) in Net Assets Resulting from Operations	211,247	329,268	502,846	111,279	133,471
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	61,259	85,314	159,675	47,283	267,716
Focus Tier II	35,875	174,717	176,132	59,476	230,685
Focus Tier III	96,989	112,330	135,833	24,855	282,929
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	24,169	11,862	38,995	3,423	106,562
Focus Tier II with GMDB	10,312	33,945	14,399	14,399	229,227
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	72,849	-	-	412,440
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(33,287)	(58,230)	(93,809)	(39,327)	(109,483)
Focus Tier II	(62,595)	(36,991)	(87,846)	(26,173)	(313,429)
Focus Tier III	(4,308)	(6,937)	(7,909)	(1,742)	(156,454)
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(774)	(873)	(1,144)	-	(678)
Focus Tier II with GMDB	(24,438)	(11,796)	(34,330)	(2,959)	(66,890)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	(24,107)	(3,722)	(295,732)	(63,674)	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(1,172)	(8)	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	(40)	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	79,095	371,256	4,256	15,561	882,625
Total Increase (Decrease) in Net Assets	290,342	700,524	507,102	126,840	1,016,096
Net Assets at December 31, 2009	$836,784	$1,254,612	$1,678,612	$443,210	$3,969,815

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2008 and 2009

Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at January 1, 2008	$878,339	$516,406
Increase in Net Assets from Operations
Net Investment Income (Loss)	(2,128)	(5,820)
Realized Gains (Losses)	(39,130)	62,524
Net Change in Unrealized Appreciation (Depreciation)	(639,474)	(258,779)
Net Increase (Decrease) in Net Assets Resulting from Operations	(680,732)	(202,075)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	13,065
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	615,949	-
Focus Tier II	869,613	-
Focus Tier III	156,550	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	96,070	-
Focus Tier II with GMDB	59,469	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(44,462)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	(95,394)	-
Focus Tier II	(108,244)	-
Focus Tier III	-	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	-	-
Focus Tier II with GMDB	-	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(450)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	(89)	-
Focus Tier II	-	-
Focus Tier III	-	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	-	-
Focus Tier II with GMDB	-	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	-	-
Increase (Decrease) from Contract Transactions	1,593,924	(31,847)
Total Increase (Decrease) in Net Assets	913,192	(233,922)
Net Assets at December 31, 2008	$1,791,531	$282,484

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at December 31, 2008	$1,791,531	$282,484
Increase in Net Assets from Operations
Net Investment Income (Loss)	14,082	(4,172)
Realized Gains (Losses)	(264,411)	10,413
Net Change in Unrealized Appreciation (Depreciation)	833,235	102,366
Net Increase (Decrease) in Net Assets Resulting from Operations	582,906	108,607
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	2,520
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	243,195	-
Focus Tier II	325,460	-
Focus Tier III	159,734	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	80,096	-
Focus Tier II with GMDB	109,779	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(68,090)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	(171,478)	-
Focus Tier II	(117,632)	-
Focus Tier III	(9,857)	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	(601)	-
Focus Tier II with GMDB	(39,581)	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	(366,181)	-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2008 and 2009

Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(330)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	(120)	-
Focus Tier II	-	-
Focus Tier III	-	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	-	-
Focus Tier II with GMDB	-	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	-	-
Increase (Decrease) from Contract Transactions	212,814	(65,900)
Total Increase (Decrease) in Net Assets	795,720	42,707
Net Assets at December 31, 2009	$2,587,251	$325,191

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account C ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Sub-Account	Mutual Fund
AIM Variable Insurance Funds, Inc

AIM Capital Appreciation I	AIM V.I. Capital Appreciation Fund (Series I shares)

AIM Capital Appreciation II	AIM V.I. Capital Appreciation Fund (Series II shares)

AIM Capital Development Series I	AIM V.I. Capital Development Fund (Series I shares)

AIM Capital Development Series II	AIM V.I. Capital Development Fund (Series II shares)

AIM Global Healthcare	AIM V.I. Global Health Care Fund (Series I shares)

AIM Global Real Estate	AIM V.I. Global Real Estate Fund (Series I shares)

AIM International Growth I	AIM V.I. International Growth Fund (Series I shares)

AIM International Growth II	AIM V.I. International Growth Fund (Series II shares)

AIM Mid Cap Core Equity II2	AIM V.I. Mid Cap Core Equity Fund (Series II shares)

AIM Small Cap Equity II	AIM V.I. Small Cap Equity Fund (Series II shares)

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection II	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century International II2	VP International Class II Fund

American Century Large Company Value II	VP Large Company Value Class II Fund

American Century Ultra I	VP Ultra Class I Fund

American Century Ultra II	VP Ultra Class II Fund

American Century Value	VP Value Fund

BlackRock Variable Series Fund, Inc.

BlackRock Global Allocation III[2]	BlackRock Global Allocation V.I. Fund, Class III

BlackRock Global Growth III[2]	BlackRock Global Growth V.I. Fund, Class III

BlackRock Large Cap Value III[2]	BlackRock Large Cap Value V.I. Fund, Class III

Calvert Variable Series, Inc.

Calvert Social Balanced[2]	Calvert Social Balanced Portfolio

Calvert Social Equity[2]	Calvert Social Equity Portfolio

Calvert Social Mid-Cap Growth[2]	Calvert Social Mid-Cap Growth Portfolio

Columbia Funds Variable Insurance Trust

Columbia Mid-Cap Value B2	Columbia Mid Cap Value Fund, Variable Series Class B Shares

Columbia Mid-Cap Growth B2	Columbia Mid-Cap Growth Fund, Variable Series Class B Shares

Columbia Small Company Growth B2	Columbia Small Company Growth Fund, Variable Series Class B Shares

Columbia Small Cap Value B2	Columbia Small Cap Value Fund, Variable Series Class B Shares

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS Capital Growth VIP B	DWS Capital Growth VIP — Class B Shares

DWS Dreman Small Mid Cap Value B2	DWS Dreman Small Mid Cap Value Fund — Class B Shares

DWS Global Opportunities B Share	DWS Global Opportunities VIP — Class B Shares

DWS Global Thematic B Share	DWS Global Thematic VIP — Class B Shares

DWS International VIP A	DWS International VIP — Class A Shares

DWS Investments VIT Funds

DWS Small Cap Index A Share	DWS Small Cap Index VIP — Class A Shares

Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond Fund II

Federated International Equity	Federated International Equity Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class

Fidelity Contrafund II2	VIP Contrafund® Portfolio — Service Class 2

Fidelity Equity Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Freedom Funds 2010 II	VIP Freedom Funds 2010 Portfolio — Service Class 2

Fidelity Freedom Funds 2015 II	VIP Freedom Funds 2015 Portfolio — Service Class 2

Fidelity Freedom Funds 2020 II	VIP Freedom Funds 2020 Portfolio — Service Class 2

Fidelity Freedom Funds 2025 II	VIP Freedom Funds 2025 Portfolio — Service Class 2

Fidelity Freedom Funds 2030 II	VIP Freedom Funds 2030 Portfolio — Service Class 2

Fidelity Freedom Funds 2035 II2	VIP Freedom 2035 Portfolio — Service Class 2

Fidelity Freedom Funds 2040 II2	VIP Freedom 2040 Portfolio — Service Class 2

Fidelity Freedom Funds 2045 II2	VIP Freedom 2045 Portfolio — Service Class 2

Fidelity Freedom Funds 2050 II2	VIP Freedom 2050 Portfolio — Service Class 2

Fidelity Freedom Income Fund II	VIP Freedom Income Portfolio — Service Class 2

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity Index 500	VIP Index 500 Portfolio — Initial Class

Fidelity Mid-Cap Advisor II	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio — Initial Class

Fidelity Overseas II	VIP Overseas Portfolio — Service Class 2

Fidelity VIP Money Market Service Class	VIP Money Market Portfolio — Service Class II

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio —

Class I

Ibbotson Aggressive Growth Class II	Ibbotson Aggressive Growth ETF Asset Alloc. Portfolio — Class II

Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation Portfolio — Class I

Ibbotson Balanced Class II	Ibbotson Balanced ETF Asset Allocation Portfolio — Class II

Ibbotson Conservative Class I	Ibbotson Conservative ETF Asset Allocation Portfolio — Class I

Ibbotson Conservative Class II	Ibbotson Conservative ETF Asset Allocation Portfolio — Class II

Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation Portfolio — Class I

Ibbotson Growth Class II	Ibbotson Growth ETF Asset Allocation Portfolio — Class II

Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation Portfolio —

Class I

Ibbotson Income and Growth Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio —

Class II

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Founding Allocation Fund Class II	Franklin Templeton VIP Founding Funds Allocation Fund — Class 2

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund II	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources	ING VP Natural Resources Portfolio

Goldman Sachs Variable Insurance Trust (VIT)

Goldman Sachs Government Income[2]	Goldman Sachs VIT Government Income Fund — Service Shares

JP Morgan Insurance Trust

JP Morgan Insurance Trust International Equity I4	JP Morgan Insurance Trust International Equity Portfolio

JP Morgan Insurance Trust Mid-Cap Value I5	JP Morgan Insurance Trust Mid Cap Value Portfolio

JP Morgan Insurance Trust U.S. Equity I6	JP Morgan Insurance Trust U.S. Equity Portfolio

JP Morgan Series Trust II

JP Morgan International Equity[4]	JP Morgan International Equity Portfolio

JP Morgan Mid-Cap Value[5]	JP Morgan Mid Cap Value Portfolio

JP Morgan U.S. Large Cap Core Equity[6]	JP Morgan U.S. Large Cap Core Equity Portfolio

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Guardian Class S	Neuberger Berman AMT Guardian Portfolio — Class S

Neuberger Berman AMT Mid Cap Growth Class S	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

Neuberger Berman AMT Regency Class S	Neuberger Berman AMT Regency Portfolio — Class S

PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio —

Administrative Class Shares

PIMCO Total Return Portfolio Advisor[2]	PIMCO Total Return Portfolio — Advisor Class Shares

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Money Market VCT Class I	Pioneer Money Market VCT Portfolio — Class I

Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Small-Cap Value VCT Class I1	Pioneer Small Cap Value VCT Portfolio — Class I

Pioneer Small-Cap Value VCT Class II1	Pioneer Small Cap Value VCT Portfolio — Class II

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Summit Mutual Funds, Inc.

Summit Balance Index	Summit Balanced Index Portfolio

Summit Barclays Aggregate Bond Index	Summit Barclays Capital Aggregate Bond Index Portfolio

Summit EAFE International Index F Class	Summit EAFE International Index Portfolio — Class F

Summit Nasdaq 100 Index	Summit Nasdaq — 100 Index Portfolio

Summit Russell 2000 Small Cap Index F Class	Summit Russell 2000 Small Cap Index Portfolio — Class F

Summit S&P Midcap 400 Index F Class	Summit S&P MidCap 400 Index Portfolio — Class F

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Bond Securities II3	Templeton Global Bond Securities Fund — Class 2

Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2

Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced	Vanguard VIF — Balanced Portfolio

Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio

Vanguard International	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio

Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger USA	Wanger USA

Retail Funds available to the public outside of variable annuity contracts:

American Funds (R4 Shares)

American Funds AMCAP[2]	American Funds AMCAP Fund

American Funds American Balanced[2]	American Funds American Balanced Fund

American Funds American High-Income Trust[2]	American Funds American High-Income Trust Fund

American Funds Capital World Bond[2]	American Funds Capital World Bond Fund

American Funds EuroPacific Growth[2]	American Funds EuroPacific Growth Fund

American Funds The Growth Fund of America[2]	American Funds The Growth Fund of America

American Funds The Investment Company of America[2]	American Funds The Investment Company of America

American Funds New Perspective[2]	American Funds New Perspective Fund

American Funds Washington Mutual Investors[2]	American Funds Washington Mutual Investors Fund

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Neuberger Berman Advisers Management Trust

Neuberger Berman Genesis Advisor[2]	Neuberger Berman Genesis Fund — Advisor Class

  1  Pioneer Small-Cap Value VCT Class I and Pioneer Small-Cap Value VCT Class II liquidated April 24, 2009.

  2  The commencement date was December 7, 2009. However, there has been no activity to report in 2009.

  3  Templeton Global Bond Securities II was known as Templeton Global Income Securities II prior to May 1, 2009.

  4  JP Morgan International Equity merged into JP Morgan Insurance Trust International Equity I April 27, 2009.

  5  JP Morgan Mid-Cap Value merged into JP Morgan Insurance Trust Mid Cap Value I April 27, 2009.

  6  JP Morgan U.S. Large Cap Core Equity merged into JP Morgan Insurance Trust U.S. Equity I April 27, 2009.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's other business activities.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying portfolio on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions received are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS — The Separate Account has adopted Statement of Financial Accounting Standard (SFAS) No. 168 (ASC 105-10), FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which established the FASB Accounting Standards Codification (Codification or ASC) as the single source of authoritative GAAP. GAAP is not intended to be changed as a result of the FASB's Codification project, but it does change the way the guidance is organized and presented.

Symetra Separate Account C

Notes to Financial Statements

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks and incurs asset-related administrative expenses related to the operations of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit and an earnings enhancement benefit. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these expenses. These charges are included in net investment income (loss) in the accompanying Statements of Operations. Symetra Life also deducts annual contract maintenance charges which are reflected as a contract maintenance charge in the accompanying Statements of Changes in Net Assets. The periodic table below describes the fees and expenses charged at the product level.

Annual Periodic Charges	Mortality and expense risk charge	Asset-related administrative expenses	Optional guaranteed minimum death benefit	Optional earnings enhancement benefit	Contract Maintenance
	(As a percentage of avg daily net assets of each sub-account deducted daily)	(As a percentage of avg daily net assets of each sub-account deducted daily)
Spinnaker & Mainsail	1.25%	0.15%	0.20%	0.15%	$30
Spinnaker Advisor	1.25%	0.20%	-	-	$30
Spinnaker Choice	1.40%	0.15%	0.20%	0.15%	-
Focus	1.10%	0.40%	0.10%	-	$40
Retirement Passport	1.25%	-	-	-	$30
Retirement Passport — Calvert sub accounts	1.25%	0.10%	-	-	$30
Retirement Passport — Vanguard sub accounts	1.25%	0.25%	-	-	$30

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

The Passport product may allow the owner of the policy to take a loan against their account value. A loan application charge of $50 or 2.50 percent of the loan amount, whichever is less, will deducted from the sub-account with the highest balance at the time the is loan is approved. An annual loan maintenance charge of $35 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance. These charges are reflected as transfers out in the accompanying Statements of Changes in Net Assets.

4.  INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2009. The table also summarizes underlying investment information for each sub-account as of December 31, 2009.

	Year Ended		As of December 31, 2009
	December 31, 2009		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
AIM Capital Appreciation I	$434,478	$(897,025)	$6,274,485	$5,065,335	249,157	$20.33
AIM Capital Appreciation II	238,712	(228,016)	965,851	880,025	44,001	20.00
AIM Capital Development Series I	23,096	(53,224)	344,741	274,734	24,334	11.29
AIM Capital Development Series II	168,174	(113,272)	739,480	643,078	58,516	10.99
AIM Global Healthcare	42,011	(121,729)	584,819	541,569	34,126	15.87
AIM Global Real Estate	1,144,115	(1,557,912)	11,515,667	8,051,298	663,204	12.14
AIM International Growth I	283,104	(383,464)	2,164,131	2,157,316	82,942	26.01
AIM International Growth II	2,650,532	(1,401,487)	8,452,484	8,394,202	327,516	25.63
AIM Small Cap Equity II	46,861	(13,612)	60,465	71,957	5,670	12.69
American Century Balanced	1,678,261	(2,518,374)	13,048,315	11,488,515	1,998,003	5.75

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2009
	December 31, 2009		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Century Inflation Protection II	$1,774,538	$(1,453,333)	$4,659,067	$4,787,088	446,142	$10.73
American Century International	1,313,580	(2,023,073)	13,155,623	11,472,255	1,484,121	7.73
American Century Large Company Value II	174,255	(177,323)	470,391	469,802	54,501	8.62
American Century Ultra I	63,582	(54,776)	480,071	428,016	52,710	8.12
American Century Ultra II	88,911	(78,184)	114,027	113,879	14,165	8.04
American Century Value	978,785	(658,832)	4,525,790	3,879,529	734,760	5.28
Dreyfus Appreciation	767,838	(734,195)	5,061,098	4,550,443	144,918	31.40
Dreyfus Midcap Stock	1,485,038	(2,330,782)	16,283,551	12,328,303	1,178,615	10.46
Dreyfus Quality Bond	810,290	(1,559,519)	5,472,437	5,524,111	498,567	11.08
Dreyfus Socially Responsible	515,909	(638,685)	3,397,475	3,333,839	126,956	26.26
Dreyfus Stock Index	4,039,386	(3,653,944)	16,369,531	14,249,828	540,997	26.34
Dreyfus Technology Growth	469,626	(665,902)	2,787,236	3,103,812	310,692	9.99
DWS Balanced VIP A	998,281	(2,504,025)	14,129,991	12,515,968	609,941	20.52
DWS Capital Growth VIP B	994,115	(213,271)	1,304,460	1,518,564	90,069	16.86
DWS Global Opportunities B Share	58,053	(3,837)	54,231	57,196	5,147	11.11
DWS Global Thematic B Share	22,272	(248)	25,089	29,906	3,625	8.25
DWS International VIP A	352,322	(755,410)	6,766,550	4,665,493	564,830	8.26
DWS Small Cap Index A Share	37,109	(992)	53,603	58,666	5,927	9.90
Federated Capital Income	149,906	(424,732)	1,802,424	1,641,522	189,333	8.67
Federated High Income Bond	533,069	(685,847)	3,453,500	3,372,759	505,659	6.67
Federated International Equity	68,888	(268,420)	1,205,910	987,910	71,795	13.76
Fidelity Asset Manager	49,988	(70,198)	528,431	475,953	36,612	13.00
Fidelity Contrafund	4,567,092	(4,158,854)	36,615,120	29,247,525	1,418,405	20.62
Fidelity Equity Income	1,666,545	(1,554,951)	10,369,250	8,250,718	490,820	16.81
Fidelity Freedom Funds 2010 II	36,508	(1,179)	97,369	99,412	10,207	9.74
Fidelity Freedom Funds 2015 II	45,050	(3,857)	61,173	66,135	6,791	9.74
Fidelity Freedom Funds 2020 II	53,603	(12,137)	473,203	532,403	56,161	9.48
Fidelity Freedom Funds 2025 II	195,272	(15,908)	213,182	247,709	26,721	9.27
Fidelity Freedom Funds 2030 II	142,167	(86,111)	118,858	136,070	15,118	9.00
Fidelity Freedom Income Fund II	6,675	(4,627)	54,029	52,581	5,273	9.97
Fidelity Growth	1,266,745	(2,320,594)	14,296,708	12,543,911	417,575	30.04
Fidelity Growth & Income	957,896	(1,515,127)	8,355,847	6,908,971	624,117	11.07
Fidelity Growth Opportunities	219,523	(486,504)	3,661,471	3,072,473	211,748	14.51
Fidelity Index 500	173,946	(125,940)	308,349	334,746	2,799	119.62
Fidelity Mid-Cap Advisor II	1,853,291	(1,545,446)	8,419,861	7,874,558	313,729	25.10
Fidelity Money Market Fund	3,508,470	(2,457,034)	2,313,343	2,313,343	2,313,343	1.00
Fidelity Overseas II	111,007	(62,681)	114,963	107,139	7,180	14.92
Fidelity VIP Money Market Service Class	19,419,863	(18,265,736)	13,096,560	13,096,560	13,096,560	1.00
Franklin Flex Cap Growth Securities	106,054	(57,934)	248,376	265,167	24,258	10.93
Franklin Founding Allocation Fund Class II	183,160	(41,099)	335,990	360,879	50,544	7.14
Franklin Income Securities Fund Class II	1,267,797	(1,584,670)	6,773,327	6,152,725	435,745	14.12
Franklin Small Cap Value Fund II	2,959,111	(1,484,705)	6,110,187	6,188,664	484,626	12.77
Franklin Small-Mid Cap Growth II	730,934	(898,335)	5,738,935	4,923,658	291,859	16.87
Franklin U.S. Government II	5,673,901	(5,903,031)	17,094,867	17,433,171	1,354,559	12.87
Ibbotson Aggressive Growth Class I	227,165	(98,937)	322,871	352,275	43,545	8.09

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2009
	December 31, 2009		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Ibbotson Aggressive Growth Class II	$686,216	$(60,356)	$1,721,329	$1,918,495	238,027	$8.06
Ibbotson Balanced Class I	556,503	(468,475)	1,153,134	1,199,317	132,084	9.08
Ibbotson Balanced Class II	3,039,450	(213,681)	3,102,034	3,564,722	388,737	9.17
Ibbotson Conservative Class I	5,116	(7,485)	159,195	162,894	15,455	10.54
Ibbotson Conservative Class II	538,882	(40,954)	515,356	557,075	52,853	10.53
Ibbotson Growth Class I	302,156	(485,076)	502,643	498,546	57,970	8.60
Ibbotson Growth Class II	1,488,547	(205,021)	1,547,052	1,781,259	208,823	8.53
Ibbotson Income and Growth Class I	19,452	(14,921)	233,008	220,550	23,313	9.46
Ibbotson Income and Growth Class II	917,529	(130,352)	890,834	955,696	97,321	9.82
ING Global Resources	104,232	(313,885)	2,128,753	1,734,738	97,130	17.86
ING JP Morgan Emerging Markets Equity I	50,163	(334,470)	1,170,901	1,731,630	84,967	20.38
JP Morgan Insurance Trust International Equity I1	10,873,162	(1,127,942)	9,282,754	7,728,524	810,116	9.54
JP Morgan Insurance Trust Mid Cap Value I1	7,244,803	(879,900)	6,024,002	5,120,208	919,248	5.57
JP Morgan Insurance Trust U.S. Equity I1	3,735,576	(346,379)	3,334,810	3,273,423	234,991	13.93
JP Morgan International Equity[1]	1,170,142	(10,949,144)	-	-	-	-
JP Morgan Mid-Cap Value[1]	311,766	(7,189,289)	-	-	-	-
JP Morgan US Large Cap Core Equity[1]	119,949	(3,765,448)	-	-	-	-
Mutual Shares Securities	1,442,249	(1,214,887)	9,494,010	7,880,369	540,494	14.58
Neuberger Berman AMT Guardian Class S	16,581	(11,507)	48,557	47,820	3,010	15.89
Neuberger Berman AMT Mid Cap Growth Class S	209,845	(58,114)	334,435	386,073	18,497	20.87
Neuberger Berman AMT Regency Class S	13,802	(84)	13,746	16,575	1,255	13.21
PIMCO All Asset Portfolio Advisor	309,452	(168,735)	419,691	449,016	42,762	10.50
PIMCO Commodity Fund Admin	1,685,101	(733,119)	4,326,368	3,594,089	417,918	8.60
Pioneer Bond VCT Class I	528,194	(1,066,567)	4,959,458	5,213,401	457,717	11.39
Pioneer Emerging Markets VCT Class II	1,165,973	(821,168)	3,719,990	3,762,593	139,666	26.94
Pioneer Equity Income VCT Class II	1,464,828	(786,401)	4,050,155	3,711,918	220,293	16.85
Pioneer Fund VCT Class I	2,119,748	(6,812,586)	48,106,217	41,354,940	2,109,947	19.60
Pioneer Growth Opportunities VCT Class I	1,245,759	(5,453,457)	47,076,598	40,713,249	2,127,129	19.14
Pioneer High Yield VCT Class II	1,862,438	(2,658,836)	1,286,773	1,506,267	158,386	9.51
Pioneer Mid-Cap Value VCT Class I	460,342	(1,462,980)	11,371,306	8,837,994	610,358	14.48
Pioneer Money Market VCT Class I	495,500	(914,152)	3,564,713	3,564,713	3,564,713	1.00
Pioneer Real Estate VCT Class II	1,169,685	(809,934)	2,469,149	2,740,099	210,292	13.03
Pioneer Small-Cap Value VCT Class I1	245,678	(6,434,752)	-	-	-	-
Pioneer Small-Cap Value VCT Class II1	168,005	(1,971,481)	-	-	-	-
Pioneer Strategic Income VCT Class II	2,218,434	(806,408)	4,174,180	4,208,133	418,305	10.06
Summit Balance Index	210,634	(159,991)	58,716	64,254	1,415	45.42
Summit Barclays Aggregate Bond Index	984,454	(125,096)	1,146,110	1,121,129	22,062	50.82
Summit EAFE International Index F Class	94,743	(12,740)	85,051	85,371	1,165	73.19

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2009
	December 31, 2009		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Summit NASDAQ 100 Index	$89,215	$(34,953)	$64,746	$86,220	3,380	$25.51
Summit Russell 2000 Small Cap Index F Class	555,293	(118,575)	623,997	787,762	15,638	50.38
Summit S&P Mid Cap 400 Index F Class	133,684	(122,588)	60,469	75,818	1,376	55.10
Templeton Developing Markets II	1,103,203	(964,838)	6,112,403	5,504,297	562,811	9.78
Templeton Global Bond Securities II1	2,883,527	(930,196)	5,943,608	6,143,719	354,514	17.33
Templeton Growth Securities II	1,012,696	(734,911)	7,374,019	5,973,934	574,419	10.40
Vanguard Balanced	163,650	(36,746)	817,013	788,683	45,458	17.35
Vanguard High Yield Bond	281,634	(158,204)	775,719	836,784	112,170	7.46
Vanguard International	521,268	(131,264)	1,131,715	1,254,612	78,119	16.06
Vanguard Mid-Cap Index	610,631	(539,164)	1,527,998	1,678,612	139,651	12.02
Vanguard REIT Index	189,813	(138,385)	404,969	443,210	53,398	8.30
Vanguard Total Bond Market Index	1,655,012	(687,497)	3,846,300	3,969,815	337,282	11.77
Vanguard Total Stock Market Index	1,046,034	(733,844)	2,394,368	2,587,251	119,063	21.73
Wanger USA	2,520	(72,590)	292,898	325,191	11,846	27.45

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2009, and 2008 were as follows:

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail
AIM Capital Appreciation I	61,236	(122,105)	(60,869)	53,518	(138,614)	(85,096)
AIM Capital Appreciation II	29,295	(27,079)	2,216	52,037	(17,362)	34,675
AIM Capital Development Series I	1,338	(3,626)	(2,288)	3,586	(3,257)	329
AIM Capital Development Series II	22,216	(15,403)	6,813	25,986	(25,229)	757
AIM Global Healthcare	3,352	(8,043)	(4,691)	4,038	(13,985)	(9,947)
AIM Global Real Estate	63,617	(66,761)	(3,144)	45,104	(125,366)	(80,262)
AIM International Growth I	14,181	(18,024)	(3,843)	16,209	(18,316)	(2,107)
AIM International Growth II	255,084	(144,434)	110,650	349,443	(104,824)	244,619
AIM Small Cap Equity II	5,950	(1,423)	4,527	1,409	-	1,409
American Century Balanced	94,167	(170,707)	(76,540)	120,216	(262,375)	(142,159)
American Century Inflation Protection II	123,296	(98,036)	25,260	151,067	(69,298)	81,769
American Century International	133,153	(219,206)	(86,053)	163,390	(252,978)	(89,588)
American Century Large Company Value II	19,131	(9,455)	9,676	20,114	(16,465)	3,649
American Century Ultra I	6,698	(5,704)	994	8,368	(28,860)	(20,493)
American Century Ultra II	4,586	(3,345)	1,241	10,956	(8,218)	2,738
American Century Value	68,925	(53,596)	15,329	81,739	(101,658)	(19,919)
Dreyfus Appreciation	34,711	(68,150)	(33,439)	50,085	(131,926)	(81,841)
Dreyfus Midcap Stock	126,077	(186,935)	(60,858)	125,590	(243,115)	(117,525)
Dreyfus Quality Bond	37,688	(82,949)	(45,261)	44,026	(120,573)	(76,547)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (Continued)
Dreyfus Socially Responsible	79,382	(114,036)	(34,654)	126,361	(115,232)	11,129
Dreyfus Stock Index	240,782	(263,854)	(23,072)	241,930	(215,719)	26,211
Dreyfus Technology Growth	110,241	(200,180)	(89,939)	175,916	(204,394)	(28,478)
DWS Balanced VIP A	26,116	(104,662)	(78,546)	34,784	(141,336)	(106,552)
DWS Capital Growth VIP B	114,784	(22,932)	91,852	70,950	(4,450)	66,500
DWS Global Opportunities B Share	5,530	(138)	5,392	6	-	6
DWS Global Thematic B Share	3,380	(11)	3,369	3,939	(3,333)	606
DWS International VIP A	12,629	(48,635)	(36,006)	14,871	(60,592)	(45,721)
Federated Capital Income	3,653	(29,654)	(25,999)	9,469	(40,601)	(31,132)
Federated High Income Bond	11,759	(32,708)	(20,949)	8,943	(56,164)	(47,221)
Federated International Equity	3,267	(18,242)	(14,975)	4,236	(23,912)	(19,676)
Fidelity Asset Manager	3,439	(3,303)	136	5,144	(2,754)	2,390
Fidelity Contrafund	285,285	(270,896)	14,389	338,796	(411,185)	(72,389)
Fidelity Equity Income	138,923	(135,118)	3,805	151,021	(139,524)	11,497
Fidelity Freedom Funds 2010 II	3,220	(4)	3,216	2,395	-	2,395
Fidelity Freedom Funds 2015 II	4,953	(466)	4,487	1,198	(4)	1,194
Fidelity Freedom Funds 2020 II	3,495	(901)	2,594	57,131	(4)	57,127
Fidelity Freedom Funds 2025 II	16,166	(1,857)	14,309	-	-	-
Fidelity Freedom Funds 2030 II	8,894	(8,203)	691	9,798	(5)	9,793
Fidelity Freedom Income Fund II	56	(449)	(393)	5,249	-	5,249
Fidelity Growth	227,622	(407,219)	(179,597)	217,705	(351,898)	(134,193)
Fidelity Growth & Income	113,387	(160,571)	(47,184)	116,096	(133,084)	(16,988)
Fidelity Growth Opportunities	35,629	(76,196)	(40,567)	39,499	(115,131)	(75,632)
Fidelity Mid-Cap Advisor II	144,044	(121,183)	22,861	189,770	(86,990)	102,780
Fidelity Overseas II	15,873	(7,788)	8,085	2,887	(85)	2,802
Fidelity VIP Money Market Service Class	1,195,125	(887,765)	307,360	1,177,411	(924,103)	253,308
Franklin Flex Cap Growth Securities	11,483	(3,110)	8,373	5,592	(1,786)	3,806
Franklin Founding Allocation Fund Class II	23,832	(3,333)	20,499	16,804	(177)	16,627
Franklin Income Securities Fund Class II	77,460	(79,063)	(1,603)	149,667	(118,358)	31,309
Franklin Small Cap Value Fund II	271,667	(148,310)	123,357	140,999	(57,685)	83,314
Franklin Small-Mid Cap Growth II	118,751	(125,343)	(6,592)	123,609	(170,597)	(46,988)
Franklin U.S. Government II	239,720	(291,628)	(51,908)	261,475	(283,886)	(22,411)
Ibbotson Aggressive Growth Class II	97,418	(5,587)	91,831	139,047	(462)	138,585
Ibbotson Balanced Class II	339,230	(21,638)	317,592	41,957	(7,516)	34,441
Ibbotson Conservative Class II	26,388	(1,193)	25,195	1,733	-	1,733
Ibbotson Growth Class II	175,196	(8,009)	167,187	34,785	(7,108)	27,677
Ibbotson Income and Growth Class II	81,473	(12,310)	69,163	11,777	(7)	11,770
ING Global Resources	3,627	(10,026)	(6,399)	5,619	(21,297)	(15,678)
ING JP Morgan Emerging Markets Equity I	1,863	(20,541)	(18,678)	2,938	(19,600)	(16,662)
JP Morgan Insurance Trust International Equity I1	458,305	(65,578)	392,727	-	-	-
JP Morgan Insurance Trust Mid Cap Value I1	337,386	(50,478)	286,908	-	-	-
JP Morgan Insurance Trust U.S. Equity I1	233,148	(27,673)	205,475	-	-	-
JP Morgan International Equity[1]	46,704	(478,239)	(431,535)	90,135	(82,948)	7,187

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (Continued)
JP Morgan Mid-Cap Value[1]	16,601	(332,561)	(315,960)	62,700	(102,642)	(39,942)
JP Morgan US Large Cap Core Equity[1]	6,170	(238,707)	(232,537)	19,903	(68,464)	(48,561)
Mutual Shares Securities	113,173	(106,282)	6,891	144,576	(130,372)	14,204
Neuberger Berman AMT Guardian Class S	2,291	(1,648)	643	5,245	(169)	5,076
Neuberger Berman AMT Mid Cap Growth Class S	26,552	(6,666)	19,886	26,531	(2,703)	23,828
Neuberger Berman AMT Regency Class S	2,069	-	2,069	-	-	-
PIMCO All Asset Portfolio Advisor	28,671	(14,532)	14,139	17,215	(9,642)	7,573
PIMCO Commodity Fund Admin	122,662	(63,531)	59,131	147,874	(100,233)	47,641
Pioneer Bond VCT Class I	7,540	(28,479)	(20,939)	12,884	(47,027)	(34,143)
Pioneer Emerging Markets VCT Class II	67,198	(48,736)	18,462	79,076	(67,806)	11,270
Pioneer Equity Income VCT Class II	148,121	(75,183)	72,937	112,987	(84,281)	28,706
Pioneer Fund VCT Class I	35,534	(154,424)	(118,890)	40,938	(207,392)	(166,454)
Pioneer Growth Opportunities VCT Class I	36,082	(138,164)	(102,082)	47,637	(234,015)	(186,379)
Pioneer High Yield VCT Class II	64,305	(53,217)	11,088	49,981	(27,693)	22,289
Pioneer Mid-Cap Value VCT Class I	18,153	(73,383)	(55,230)	30,327	(114,549)	(84,221)
Pioneer Money Market VCT Class I	22,814	(41,536)	(18,722)	18,092	(50,982)	(32,890)
Pioneer Real Estate VCT Class II	190,950	(121,897)	69,053	130,207	(75,725)	54,482
Pioneer Small-Cap Value VCT Class I1	12,335	(403,218)	(390,883)	28,410	(143,027)	(114,617)
Pioneer Small-Cap Value VCT Class II1	22,330	(253,217)	(230,887)	60,172	(66,307)	(6,136)
Pioneer Strategic Income VCT Class II	131,046	(53,655)	77,391	121,462	(53,163)	68,299
Summit Balance Index	13,060	(6,422)	6,638	305	-	305
Summit Barclays Aggregate Bond Index	74,148	(9,728)	64,420	30,910	(4,397)	26,513
Summit EAFE International Index F Class	4,886	(1,749)	3,137	23	-	23
Summit NASDAQ 100 Index	11,818	(4,865)	6,953	1,346	(1)	1,345
Summit Russell 2000 Small Cap Index F Class	65,264	(11,970)	53,294	23,704	(2,401)	21,303
Summit S&P Mid Cap 400 Index F Class	21,149	(14,281)	6,868	1,965	-	1,965
Templeton Developing Markets II	49,394	(45,219)	4,175	43,711	(46,378)	(2,667)
Templeton Global Bond Securities II1	134,971	(58,881)	76,090	215,761	(68,089)	147,672
Templeton Growth Securities II	91,167	(66,923)	24,244	102,992	(84,595)	18,397
Wanger USA	85	(1,930)	(1,845)	313	(1,213)	(900)
Spinnaker Advisor
AIM Capital Appreciation I	3,196	(9,542)	(6,346)	3,272	(11,634)	(8,362)
AIM Capital Appreciation II	1,151	(891)	260	4,393	(1,845)	2,548
AIM Capital Development Series I	658	(1,192)	(534)	624	(1,146)	(522)
AIM Capital Development Series II	2,370	(748)	1,622	270	(1,443)	(1,173)
AIM Global Healthcare	189	(2,353)	(2,164)	1,092	(5,484)	(4,392)
AIM Global Real Estate	7,691	(26,995)	(19,304)	10,971	(27,229)	(16,258)
AIM International Growth I	701	(3,169)	(2,468)	1,251	(8,208)	(6,957)
AIM International Growth II	43,309	(10,945)	32,364	29,674	(45,164)	(15,490)
AIM Small Cap Equity II	1,128	(553)	575	2,001	(2)	1,999
American Century Balanced	10,956	(62,127)	(51,171)	48,224	(88,528)	(40,304)
American Century Inflation Protection II	32,331	(31,335)	996	65,490	(81,084)	(15,594)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (Continued)
American Century International	13,591	(30,889)	(17,298)	47,628	(68,707)	(21,079)
American Century Large Company Value II	1,536	(12,517)	(10,981)	450	(8,532)	(8,082)
American Century Ultra I	-	(2)	(2)	342	(10,461)	(10,119)
American Century Ultra II	6,374	(6,362)	12	34	(359)	(325)
American Century Value	9,918	(6,344)	3,575	4,946	(9,062)	(4,116)
Dreyfus Appreciation	9,884	(18,810)	(8,926)	19,787	(29,112)	(9,324)
Dreyfus Midcap Stock	26,725	(69,207)	(42,482)	45,677	(122,345)	(76,668)
Dreyfus Quality Bond	3,458	(31,672)	(28,214)	6,675	(42,686)	(36,011)
Dreyfus Socially Responsible	20,425	(4,809)	15,616	19,980	(10,170)	9,810
Dreyfus Stock Index	59,906	(76,441)	(16,535)	85,740	(156,386)	(70,646)
Dreyfus Technology Growth	40,793	(7,591)	33,202	7,641	(18,208)	(10,567)
DWS Balanced VIP A	7,661	(52,327)	(44,666)	28,280	(36,264)	(7,984)
DWS Capital Growth VIP B	24,732	(3,678)	21,054	666	(31)	635
DWS Global Opportunities B Share	2,425	(393)	2,032	-	-	-
DWS International VIP A	498	(9,819)	(9,321)	2,973	(21,037)	(18,064)
Federated Capital Income	40	(937)	(897)	40	(2,388)	(2,348)
Federated High Income Bond	360	(11,652)	(11,292)	528	(27,078)	(26,550)
Fidelity Asset Manager	121	(2,852)	(2,731)	4,654	(690)	3,964
Fidelity Contrafund	36,867	(21,694)	15,173	59,566	(47,471)	12,095
Fidelity Equity Income	13,270	(12,320)	950	20,125	(37,697)	(17,572)
Fidelity Freedom Funds 2010 II	1,019	-	1,019	4,508	(418)	4,090
Fidelity Freedom Funds 2015 II	551	-	551	1,008	-	1,008
Fidelity Freedom Funds 2020 II	1,056	-	1,056	-	-	-
Fidelity Freedom Funds 2025 II	11,154	-	11,154	3,160	-	3,160
Fidelity Freedom Funds 2030 II	11,016	(5,106)	5,910	-	-	-
Fidelity Freedom Income Fund II	383	-	383	-	-	-
Fidelity Growth	22,615	(57,474)	(34,859)	53,836	(100,272)	(46,436)
Fidelity Growth & Income	12,716	(41,645)	(28,929)	16,427	(46,560)	(30,133)
Fidelity Growth Opportunities	1,004	(669)	335	730	(5,443)	(4,713)
Fidelity Mid-Cap Advisor II	25,837	(17,419)	8,418	49,819	(43,043)	6,776
Fidelity Overseas II	193	(1,414)	(1,221)	5,051	-	5,051
Fidelity VIP Money Market Service Class	381,732	(572,533)	(190,801)	677,522	(381,199)	296,323
Franklin Flex Cap Growth Securities	255	(2,531)	(2,276)	2	(1)	1
Franklin Founding Allocation Fund Class II	-	(1,986)	(1,986)	8,155	(1,060)	7,095
Franklin Income Securities Fund Class II	6,317	(50,049)	(43,732)	20,291	(34,545)	(14,254)
Franklin Small Cap Value Fund II	44,277	(11,169)	33,108	23,085	(19,261)	3,824
Franklin Small-Mid Cap Growth II	4,426	(18,239)	(13,813)	10,297	(46,652)	(36,355)
Franklin U.S. Government II	86,104	(84,075)	2,029	176,016	(204,563)	(28,547)
Ibbotson Aggressive Growth Class II	2,721	-	2,721	-	-	-
Ibbotson Balanced Class II	45,123	(1,048)	44,075	-	-	-
Ibbotson Conservative Class II	32,109	(2,590)	29,519	-	-	-
Ibbotson Growth Class II	23,143	(16,306)	6,837	6,589	(90)	6,499
Ibbotson Income and Growth Class II	22,309	(2,034)	20,275	-	-	-
ING Global Resources	312	(2,434)	(2,122)	1,679	(7,677)	(5,998)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (Continued)
JP Morgan Insurance Trust International Equity I1	67,746	(5,051)	62,695	-	-	-
JP Morgan Insurance Trust Mid Cap Value I1	60,127	(12,041)	48,086	-	-	-
JP Morgan Insurance Trust U.S. Equity I1	245,309	(19,039)	226,270	-	-	-
JP Morgan International Equity[1]	6,486	(75,119)	(68,633)	12,568	(23,530)	(10,962)
JP Morgan Mid-Cap Value[1]	1,408	(67,447)	(66,039)	4,719	(38,985)	(34,266)
JP Morgan US Large Cap Core Equity[1]	4,081	(248,344)	(244,263)	20,073	(61,190)	(41,117)
Mutual Shares Securities	18,767	(9,082)	9,685	15,390	(17,635)	(2,245)
Neuberger Berman AMT Guardian Class S	19	-	19	10	(1)	9
Neuberger Berman AMT Mid Cap Growth Class S	5,648	(1,326)	4,322	31	-	31
PIMCO All Asset Portfolio Advisor	252	-	252	417	-	417
PIMCO Commodity Fund Admin	33,821	(18,537)	15,284	32,545	(41,610)	(9,065)
Pioneer Bond VCT Class I	1,689	(12,885)	(11,196)	3,075	(18,868)	(15,793)
Pioneer Emerging Markets VCT Class II	12,876	(4,082)	8,794	32,509	(30,037)	2,472
Pioneer Equity Income VCT Class II	16,305	(10,103)	6,202	7,322	(11,816)	(4,494)
Pioneer Fund VCT Class I	4,936	(15,565)	(10,629)	5,867	(14,758)	(8,891)
Pioneer Growth Opportunities VCT Class I	4,958	(30,782)	(25,824)	9,352	(46,965)	(37,613)
Pioneer High Yield VCT Class II	24,327	(13,664)	10,664	3,387	(4,955)	(1,568)
Pioneer Mid-Cap Value VCT Class I	889	(5,221)	(4,332)	1,349	(10,702)	(9,353)
Pioneer Money Market VCT Class I	5,578	(7,552)	(1,974)	3,532	(8,740)	(5,208)
Pioneer Real Estate VCT Class II	20,458	(12,128)	8,330	31,757	(16,774)	14,983
Pioneer Small-Cap Value VCT Class I1	2,531	(88,650)	(86,119)	5,370	(38,451)	(33,081)
Pioneer Small-Cap Value VCT Class II1	2,074	(41,344)	(39,270)	14,079	(40,656)	(26,577)
Pioneer Strategic Income VCT Class II	27,446	(18,321)	9,125	59,551	(42,130)	17,421
Summit Balance Index	11,996	(11,996)	-	-	-	-
Summit Barclays Aggregate Bond Index	14,076	(1,357)	12,719	1,564	(107)	1,457
Summit EAFE International Index F Class	8,361	-	8,361	-	-	-
Summit NASDAQ 100 Index	802	-	802	-	-	-
Summit Russell 2000 Small Cap Index F Class	15,622	(2,528)	13,094	3,327	-	3,327
Templeton Developing Markets II	8,495	(9,716)	(1,221)	6,206	(32,186)	(25,980)
Templeton Global Bond Securities II1	27,941	(6,728)	21,213	33,319	(50,980)	(17,661)
Templeton Growth Securities II	1,281	(3,899)	(2,618)	2,793	(3,966)	(1,173)
Spinnaker with EEB
AIM Capital Development Series II	98	-	98	98	-	98
AIM International Growth II	79	-	79	81	-	81
American Century Balanced	122	-	122	139	-	139
American Century International	312	-	312	298	-	298
American Century Ultra I	57	-	57	59	-	59
Dreyfus Stock Index	196	-	196	196	-	196
Fidelity Equity Income	92	-	92	89	-	89

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker with EEB (Continued)
Fidelity VIP Money Market Service Class	178	(6)	172	-	-	-
Franklin U.S. Government II	137	-	137	191	(5)	186
JP Morgan Insurance Trust Mid Cap Value I1	249	-	249	-	-	-
JP Morgan Mid-Cap Value[1]	36	(210)	(174)	78	-	78
PIMCO Commodity Fund Admin	67	-	67	57	-	57
Pioneer Real Estate VCT Class II	97	-	97	82	-	82
Pioneer Small-Cap Value VCT Class II1	45	(239)	(194)	91	-	91
Spinnaker with GMDB
AIM Global Real Estate	-	(1)	(1)	-	-	-
AIM International Growth I	-	(2)	(2)	-	-	-
AIM International Growth II	177	(4)	173	263	(11)	252
American Century Balanced	-	(3)	(3)	-	(4)	(4)
American Century International	2	(33)	(31)	2	(1)	1
American Century Large Company Value II	5	-	5	4	-	4
Dreyfus Appreciation	-	-	-	73	(1)	72
Dreyfus Midcap Stock	-	(5)	(5)	-	-	-
Dreyfus Stock Index	70	(13)	57	52	(3)	49
Fidelity Contrafund	3	(49)	(46)	43	(2)	41
Fidelity Equity Income	7	(5)	2	6	(1)	5
Fidelity Growth	-	(4)	(4)	-	(3)	(3)
Fidelity Growth & Income	7	-	7	6	(1)	5
Fidelity Mid-Cap Advisor II	11	-	11	9	(1)	8
Fidelity VIP Money Market Service Class	140	(8)	132	30	(33)	(3)
Franklin Income Securities Fund Class II	4	(132)	(128)	3	(7)	(4)
Franklin Small Cap Value Fund II	5	-	5	65	(1)	64
JP Morgan Insurance Trust International Equity I1	22	-	22	-	-	-
JP Morgan Insurance Trust Mid Cap Value I1	122	-	122	-	-	-
JP Morgan International Equity[1]	-	(30)	(30)	-	-	-
JP Morgan Mid-Cap Value[1]	2	(118)	(116)	5	-	5
PIMCO Commodity Fund Admin	-	(3)	(3)	-	-	-
Pioneer Emerging Markets VCT Class II	3	(3)	-	2	(2)	-
Pioneer Equity Income VCT Class II	4	-	4	4	-	4
Pioneer High Yield VCT Class II	-	(19)	(19)	-	(1)	(1)
Pioneer Small-Cap Value VCT Class I1	-	(87)	(87)	-	-	-
Pioneer Small-Cap Value VCT Class II1	-	(55)	(55)	-	-	-
Templeton Global Bond Securities II1	-	(109)	(109)	-	(1)	(1)
Spinnaker Choice
AIM Capital Appreciation II	118	(84)	34	2,845	(2,637)	208
AIM Capital Development Series II	-	-	-	20	(162)	(142)
AIM Global Real Estate	357	(658)	(301)	111	(60)	51
AIM International Growth I	392	(546)	(154)	140	(128)	12
AIM International Growth II	746	(1,311)	(565)	6,650	(46,996)	(40,346)
American Century Balanced	545	(1,672)	(1,127)	2,085	(2,307)	(222)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Choice (Continued)
American Century Inflation Protection II	511	(530)	(19)	1,776	(570)	1,206
American Century International	107	(2,055)	(1,946)	2,860	(13,739)	(10,879)
American Century Large Company Value II	-	(405)	(405)	9,449	-	9,449
American Century Ultra I	-	-	-	1	(24)	(23)
American Century Value	127	(2)	125	122	(1,358)	(1,236)
Dreyfus Midcap Stock	717	(1,423)	(706)	157	(209)	(52)
Dreyfus Socially Responsible	373	(189)	184	4,770	(6,136)	(1,366)
Dreyfus Stock Index	1,264	(5,129)	(3,865)	5,627	(8,586)	(2,959)
Federated Capital Income	-	(9)	(9)	-	(7)	(7)
Federated High Income Bond	26	(1,686)	(1,660)	152	(26)	126
Fidelity Contrafund	5,838	(2,818)	3,020	5,009	(9,968)	(4,959)
Fidelity Equity Income	861	(1,453)	(592)	775	(457)	318
Fidelity Growth	323	(772)	(449)	128	(50)	78
Fidelity Growth & Income	55	(867)	(812)	1,499	(6)	1,493
Fidelity Mid-Cap Advisor II	11	(999)	(988)	838	(340)	498
Fidelity VIP Money Market Service Class	195,269	(195,994)	(725)	548,737	(539,147)	9,590
Franklin Flex Cap Growth Securities	7	(9)	(2)	69	(5,198)	(5,129)
Franklin Income Securities Fund Class II	252	(25,226)	(24,974)	28	(4,054)	(4,026)
Franklin Small Cap Value Fund II	1,052	(132)	920	2,183	(3,981)	(1,798)
Franklin Small-Mid Cap Growth II	188	(819)	(631)	1,458	(1,320)	138
Franklin U.S. Government II	18,309	(8,626)	9,683	4,643	(11,917)	(7,274)
JP Morgan Insurance Trust International Equity I1	4,964	(1,835)	3,129	-	-	-
JP Morgan Insurance Trust Mid Cap Value I1	3,800	(72)	3,727	-	-	-
JP Morgan International Equity[1]	83	(4,578)	(4,495)	196	(271)	(75)
JP Morgan Mid-Cap Value[1]	-	(3,800)	(3,800)	1,300	(510)	790
Mutual Shares Securities	454	(290)	164	26	(736)	(710)
PIMCO All Asset Portfolio Advisor	-	-	-	-	(1)	(1)
PIMCO Commodity Fund Admin	1,082	(7,217)	(6,135)	14,489	(2,775)	11,714
Pioneer Emerging Markets VCT Class II	13	(909)	(896)	2,645	(14,595)	(11,950)
Pioneer Equity Income VCT Class II	337	(996)	(659)	5,591	(3,265)	2,326
Pioneer High Yield VCT Class II	103,354	(236,612)	(133,258)	576,463	(436,208)	140,255
Pioneer Real Estate VCT Class II	191	(385)	(194)	4,966	(3,148)	1,818
Pioneer Small-Cap Value VCT Class II1	155	(3,217)	(3,062)	411	(883)	(472)
Pioneer Strategic Income VCT Class II	1,471	(337)	1,134	3,132	(4,356)	(1,224)
Templeton Developing Markets II	31	(1,073)	(1,042)	48	(9,249)	(9,201)
Templeton Global Bond Securities II1	175	(592)	(417)	5,920	(4,852)	1,068
Templeton Growth Securities II	44	(1,338)	(1,294)	1,178	(1,417)	(239)
Spinnaker Choice with GMDB
AIM Capital Appreciation II	36	(6)	30	20	(2)	18
AIM Global Real Estate	3	(6)	(3)	6	(40)	(34)
AIM International Growth II	4	-	4	3	-	3
American Century Inflation Protection II	-	(8)	(8)	-	(77)	(77)
American Century Ultra I	4	-	4	5	(1)	4
Dreyfus Midcap Stock	4	(21)	(17)	11	(167)	(156)
Dreyfus Stock Index	40	(32)	8	28	(298)	(270)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Choice with GMDB (Continued)
Fidelity Contrafund	10	(7)	3	20	(3)	17
Fidelity Equity Income	6	(27)	(21)	12	(199)	(187)
Fidelity Growth	12	(11)	1	6	(92)	(86)
Fidelity VIP Money Market Service Class	5	(5)	-	-	-	-
Franklin Flex Cap Growth Securities	18	(4)	14	15	(35)	(20)
Franklin Income Securities Fund Class II	15	(37)	(22)	3	(58)	55
Franklin U.S. Government II	-	(37)	(37)	-	(386)	(386)
JP Morgan Insurance Trust International Equity I1	38	(38)	-	-	-	-
JP Morgan International Equity[1]	8	(39)	(31)	-	(301)	(301)
PIMCO Commodity Fund Admin	11	(23)	(12)	61	(164)	(103)
Pioneer Small-Cap Value VCT Class II1	1	(8)	(7)	11	(71)	(60)
Templeton Developing Markets II	7	(40)	(33)	38	(1)	37
Templeton Global Bond Securities II1	1	(2)	(1)	1	-	1
Focus Tier I
DWS Small Cap Index A Share	713	-	713	-	-	-
Fidelity Index 500	2,868	(67)	2,801	16,861	(7,681)	9,180
Fidelity Money Market Fund	180,380	(86,581)	93,799	261,312	(241,266)	20,046
Ibbotson Aggressive Growth Class I	25,939	(2,764)	23,175	14,567	(6,073)	8,494
Ibbotson Balanced Class I	16,055	(22,508)	(6,453)	39,140	(30)	39,110
Ibbotson Conservative Class I	372	-	372	4,152	-	4,152
Ibbotson Growth Class I	2,701	(4,228)	(1,527)	28,034	(4,378)	23,656
Ibbotson Income and Growth Class I	-	(5)	(5)	2,676	-	2,676
Vanguard Balanced	4,288	(479)	3,809	8,221	(2,026)	6,195
Vanguard High Yield Bond	7,059	(3,420)	3,639	17,320	(2,606)	14,714
Vanguard International	14,288	(7,667)	6,621	46,243	(14,227)	32,016
Vanguard Mid-Cap Index	27,755	(13,520)	14,235	63,865	(13,033)	50,832
Vanguard REIT Index	10,403	(6,660)	3,743	20,672	(2,913)	17,759
Vanguard Total Bond Market Index	24,008	(9,618)	14,390	48,571	(8,325)	40,246
Vanguard Total Stock Market Index	40,987	(23,661)	17,326	81,978	(13,286)	68,692
Focus Tier II
DWS Small Cap Index A Share	3,252	(62)	3,190	1,958	-	1,958
Fidelity Index 500	4,431	(812)	3,619	10,534	(5,255)	5,279
Fidelity Money Market Fund	36,147	(40,479)	(4,332)	217,471	(202,548)	14,923
Ibbotson Aggressive Growth Class I	1,156	(11,753)	(10,597)	11,753	-	11,753
Ibbotson Balanced Class I	53,617	(6,853)	46,764	6,853	-	6,853
Ibbotson Conservative Class I	28	-	28	6,964	-	6,964
Ibbotson Growth Class I	2,140	-	2,140	-	-	-
Ibbotson Income and Growth Class I	1,893	(1,347)	546	-	(1,257)	(1,257)
Vanguard Balanced	2,232	-	2,232	774	-	774
Vanguard High Yield Bond	3,878	(7,818)	(3,940)	24,990	(2,848)	22,142
Vanguard International	28,917	(6,576)	22,341	35,026	(8,732)	26,294
Vanguard Mid-Cap Index	29,226	(17,211)	12,015	73,624	(11,942)	61,682
Vanguard REIT Index	11,468	(6,057)	5,411	27,251	(5,543)	21,708
Vanguard Total Bond Market Index	20,620	(28,795)	(8,175)	106,983	(15,458)	91,525
Vanguard Total Stock Market Index	50,972	(21,289)	29,683	114,568	(16,451)	98,117

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier III
Fidelity Money Market Fund	66,643	(55,530)	11,113	129,433	(114,956)	14,477
Ibbotson Aggressive Growth Class I	7,262	-	7,262	-	-	-
Ibbotson Balanced Class I	-	(30,573)	(30,573)	28,338	(16,890)	11,448
Ibbotson Growth Class I	6,823	(48,731)	(41,908)	48,731	-	48,731
Vanguard High Yield Bond	10,605	(423)	10,182	4,078	-	4,078
Vanguard International	17,571	(989)	16,582	10,424	-	10,424
Vanguard Mid-Cap Index	22,709	(1,092)	21,617	16,594	-	16,594
Vanguard REIT Index	5,705	(281)	5,424	6,085	-	6,085
Vanguard Total Bond Market Index	25,751	(14,458)	11,293	28,732	-	28,732
Vanguard Total Stock Market Index	28,124	(1,329)	26,795	26,062	-	26,062
Focus Tier I with GMDB
Fidelity Index 500	-	(19,718)	(19,718)	19,718	-	19,718
Fidelity Money Market Fund	17,111	(12,634)	4,477	56,143	(58,471)	(2,328)
Ibbotson Conservative Class I	-	(546)	(546)	4,821	-	4,821
Ibbotson Growth Class I	4,800	(22,669)	(17,869)	41,235	(23,366)	17,869
Ibbotson Income and Growth Class I	62	(73)	(11)	782	-	782
Vanguard Balanced	1	(6)	(5)	332	-	332
Vanguard High Yield Bond	2,840	(82)	2,758	2,274	-	2,274
Vanguard International	2,011	(130)	1,881	4,745	-	4,745
Vanguard Mid-Cap Index	7,237	(180)	7,057	10,567	-	10,567
Vanguard REIT Index	804	-	804	1,640	-	1,640
Vanguard Total Bond Market Index	9,615	(60)	9,555	9,310	-	9,310
Vanguard Total Stock Market Index	12,543	(90)	12,453	12,235	-	12,235
Focus Tier II with GMDB
DWS Small Cap Index A Share	870	-	870	-	-	-
Fidelity Index 500	19,698	-	19,698	-	-	-
Fidelity Money Market Fund	38,085	(40,530)	(2,445)	48,610	(60,409)	(11,799)
Ibbotson Balanced Class I	-	-	-	22,817	-	22,817
Ibbotson Growth Class I	22,642	-	22,642	-	-	-
Vanguard Balanced	1,469	(2,938)	(1,469)	39,787	(208)	39,579
Vanguard High Yield Bond	1,198	(2,871)	(1,673)	3,006	-	3,006
Vanguard International	5,139	(1,989)	3,150	2,284	-	2,284
Vanguard Mid-Cap Index	2,345	(6,286)	(3,941)	6,388	-	6,388
Vanguard REIT Index	2,886	(713)	2,173	851	-	851
Vanguard Total Bond Market Index	20,284	(6,150)	14,134	6,501	-	6,501
Vanguard Total Stock Market Index	16,116	(6,816)	9,300	7,262	-	7,262
Focus Tier V with GMDB
Vanguard Balanced	8,374	(14)	8,360	-	-	-
Vanguard High Yield Bond	-	(2,434)	(2,434)	-	-	-
Vanguard International	9,746	(466)	9,280	-	-	-
Vanguard Mid-Cap Index	-	(43,299)	(43,299)	-	-	-
Vanguard REIT Index	-	(11,181)	(11,181)	-	-	-
Vanguard Total Bond Market Index	35,832	-	35,832	-	-	-
Vanguard Total Stock Market Index	-	(52,408)	(52,408)	-	-	-

  1  Reference Note 1 for current year name changes, reorganizations and commencement dates.

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios, and expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2009.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM Capital Appreciation I
Spinnaker & Mainsail
2009	$7.387	659,799	$4,873,775	0.64%	1.40%	19.40%
2008	6.187	720,668	4,458,618	0.00%	1.40%	(43.29%)
2007	10.910	805,764	8,791,074	0.00%	1.40%	10.45%
2006	9.878	969,657	9,571,365	0.06%	1.40%	1.22%
Spinnaker Advisor
2009	7.373	25,976	191,560	0.60%	1.45%	19.34%
2008	6.178	32,322	199,728	0.00%	1.45%	(43.33%)
2007	10.901	40,684	443,536	0.00%	1.45%	10.39%
2006	9.875	58,618	578,878	0.05%	1.45%	1.25%
AIM Capital Appreciation II
Spinnaker & Mainsail
2009	9.064	91,608	830,348	0.29%	1.40%	19.04%
2008	7.614	89,392	680,643	0.00%	1.40%	(43.42%)
2007	13.458	54,717	736,396	0.00%	1.40%	10.17%
2006	12.216	9,992	122,060	0.00%	1.40%	4.59%
2005	11.680	544	6,353	0.00%	1.40%	15.53%
Spinnaker Advisor
2009	9.043	3,688	33,338	0.29%	1.45%	18.99%
2008	7.600	3,428	26,043	0.00%	1.45%	(43.45%)
2007	13.440	880	11,810	0.00%	1.45%	10.11%
2006	12.206	100	1,215	0.00%	1.45%	22.06%
Spinnaker Choice
2009	9.000	1,550	13,947	0.28%	1.55%	18.86%
2008	7.572	1,516	11,470	0.00%	1.55%	(43.51%)
2007	13.404	1,308	17,531	0.00%	1.55%	10.00%
Spinnaker Choice with GMDB
2009	8.917	272	2,392	0.30%	1.75%	18.62%
2008	7.517	242	1,806	0.00%	1.75%	(43.62%)
2007	13.333	224	2,983	0.00%	1.75%	9.78%
AIM Capital Development Series I
Spinnaker & Mainsail
2009	14.581	15,819	230,669	0.00%	1.40%	40.39%
2008	10.386	18,107	188,070	0.00%	1.40%	(47.76%)
2007	19.883	17,778	353,501	0.00%	1.40%	9.29%
2006	18.192	17,782	323,497	0.00%	1.40%	14.90%
2005	15.833	22,168	350,976	0.00%	1.40%	8.09%
Spinnaker Advisor
2009	14.533	3,032	44,065	0.00%	1.45%	40.32%
2008	10.357	3,566	36,929	0.00%	1.45%	(47.79%)
2007	19.837	4,088	81,092	0.00%	1.45%	9.24%
2006	18.159	3,907	70,946	0.00%	1.45%	14.85%
2005	15.811	2,424	38,328	0.00%	1.45%	8.03%
AIM Capital Development Series II
Spinnaker & Mainsail
2009	8.428	70,993	598,385	0.00%	1.40%	40.02%
2008	6.019	64,180	386,334	0.00%	1.40%	(47.87%)
2007	11.546	63,423	732,276	0.00%	1.40%	9.01%
2006	10.592	49,390	523,146	0.00%	1.40%	5.92%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM Capital Development Series II (Continued)
Spinnaker Advisor
2009	$8.412	4,810	$40,457	0.00%	1.45%	39.94%
2008	6.011	3,188	19,160	0.00%	1.45%	(47.89%)
2007	11.535	4,361	50,312	0.00%	1.45%	8.94%
2006	10.588	5,310	56,225	0.00%	1.45%	5.88%
Spinnaker with EEB
2009	8.380	311	2,595	0.00%	1.55%	39.81%
2008	5.994	213	1,269	0.00%	1.55%	(47.95%)
2007	11.515	115	1,318	0.00%	1.55%	8.84%
2006	10.580	42	444	0.00%	1.55%	5.80%
Spinnaker Choice
2009	8.380	198	1,641	0.00%	1.55%	39.81%
2008	5.994	198	1,179	0.00%	1.55%	(47.95%)
2007	11.515	340	3,920	0.00%	1.55%	8.84%
2006	10.580	805	8,518	0.00%	1.55%	5.80%
AIM Global Healthcare
Spinnaker & Mainsail
2009	13.595	32,450	441,169	0.35%	1.40%	25.90%
2008	10.798	37,141	401,076	0.00%	1.40%	(29.62%)
2007	15.342	47,088	722,415	0.00%	1.40%	10.29%
2006	13.910	55,602	773,428	0.00%	1.40%	3.77%
2005	13.404	59,566	798,417	0.00%	1.40%	6.65%
Spinnaker Advisor
2009	13.550	7,409	100,400	0.34%	1.45%	25.84%
2008	10.768	9,573	103,086	0.00%	1.45%	(29.65%)
2007	15.306	13,965	213,738	0.00%	1.45%	10.24%
2006	13.885	17,275	239,852	0.00%	1.45%	3.73%
2005	13.386	21,238	284,286	0.00%	1.45%	6.59%
AIM Global Real Estate
Spinnaker & Mainsail
2009	21.292	314,516	6,696,861	0.00%	1.40%	29.70%
2008	16.416	317,660	5,215,023	5.40%	1.40%	(45.42%)
2007	30.077	397,922	11,968,448	4.99%	1.40%	(6.86%)
2006	32.292	506,920	16,369,602	1.08%	1.40%	40.63%
2005	22.963	565,687	12,989,940	1.11%	1.40%	12.65%
Spinnaker Advisor
2009	20.406	65,825	1,343,307	0.00%	1.45%	29.63%
2008	15.742	85,129	1,340,125	5.30%	1.45%	(45.44%)
2007	28.855	101,387	2,925,567	5.02%	1.45%	(6.91%)
2006	30.996	138,259	4,285,482	1.05%	1.45%	40.56%
2005	22.052	162,335	3,579,864	1.09%	1.45%	12.60%
Spinnaker with GMDB
2009	21.051	24	465	0.00%	1.60%	29.43%
2008	16.264	25	400	6.01%	1.60%	(45.53%)
2007	29.857	25	737	5.67%	1.60%	(7.05%)
2006	32.120	25	804	2.28%	1.60%	40.34%
2005	22.887	2	36	3.61%	1.60%	12.43%
Spinnaker Choice
2009	14.312	570	8,162	0.00%	1.55%	29.50%
2008	11.052	871	9,628	6.02%	1.55%	(45.50%)
2007	20.278	820	16,600	5.53%	1.55%	(7.00%)
2006	21.805	1,050	22,886	0.61%	1.55%	40.41%
2005	15.529	2,553	39,651	3.20%	1.55%	12.49%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM Global Real Estate (Continued)
Spinnaker Choice with GMDB
2009	$14.151	177	$2,503	0.00%	1.75%	29.24%
2008	10.949	180	1,964	5.35%	1.75%	(45.61%)
2007	20.130	214	4,298	4.53%	1.75%	(7.19%)
2006	21.689	354	7,681	1.31%	1.75%	40.14%
2005	15.477	195	3,019	0.00%	1.75%	12.26%
AIM International Growth I
Spinnaker & Mainsail
2009	20.473	91,769	1,878,781	1.56%	1.40%	33.37%
2008	15.351	95,612	1,467,770	0.55%	1.40%	(41.21%)
2007	26.112	97,719	2,551,663	0.42%	1.40%	13.12%
2006	23.084	97,993	2,262,106	1.10%	1.40%	26.45%
2005	18.255	77,117	1,407,745	1.08%	1.40%	16.30%
Spinnaker Advisor
2009	20.404	11,496	234,572	1.52%	1.45%	33.29%
2008	15.308	13,964	213,766	0.46%	1.45%	(41.24%)
2007	26.051	20,921	545,027	0.38%	1.45%	13.06%
2006	23.042	23,997	552,941	1.15%	1.45%	26.40%
2005	18.230	15,951	290,789	1.00%	1.45%	16.23%
Spinnaker with GMDB
2009	20.242	-	-	0.09%	1.60%	33.10%
2008	15.208	2	36	0.00%	1.60%	(41.33%)
2007	25.921	2	61	0.00%	1.60%	12.89%
2006	22.961	2	56	2.03%	1.60%	26.20%
2005	18.194	2	45	2.25%	1.60%	16.06%
Spinnaker Choice
2009	15.276	2,877	43,963	1.58%	1.55%	33.16%
2008	11.472	3,031	34,785	0.57%	1.55%	(41.30%)
2007	19.543	3,019	59,010	0.42%	1.55%	12.95%
2006	17.303	3,145	54,415	1.22%	1.55%	26.27%
2005	13.703	1,156	15,837	5.18%	1.55%	16.12%
AIM International Growth II
Spinnaker & Mainsail
2009	10.348	718,970	7,439,940	1.53%	1.40%	33.04%
2008	7.778	608,320	4,731,707	0.58%	1.40%	(41.38%)
2007	13.268	363,701	4,825,454	0.66%	1.40%	12.85%
2006	11.757	96,051	1,129,294	1.80%	1.40%	17.57%
Spinnaker Advisor
2009	10.328	84,233	869,993	1.69%	1.45%	32.97%
2008	7.767	51,869	402,888	0.40%	1.45%	(41.41%)
2007	13.256	67,359	892,905	0.50%	1.45%	12.79%
2006	11.753	29,835	350,644	2.32%	1.45%	17.53%
Spinnaker with EEB
2009	10.289	266	2,693	1.55%	1.55%	32.83%
2008	7.746	187	1,437	0.61%	1.55%	(41.46%)
2007	13.232	106	1,386	0.52%	1.55%	12.68%
2006	11.743	40	463	2.56%	1.55%	17.43%
Spinnaker with GMDB
2009	10.270	700	7,186	1.55%	1.60%	32.77%
2008	7.735	527	4,068	0.61%	1.60%	(41.49%)
2007	13.220	275	3,633	0.42%	1.60%	12.62%
2006	11.739	126	1,479	1.33%	1.60%	17.39%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM International Growth II (Continued)
Spinnaker Choice
2009	$10.289	6,666	$68,597	1.40%	1.55%	32.83%
2008	7.746	7,231	56,012	0.25%	1.55%	(41.46%)
2007	13.232	47,577	629,534	0.51%	1.55%	12.68%
2006	11.743	29,566	347,198	4.25%	1.55%	17.43%
Spinnaker Choice with GMDB
2009	10.211	565	5,793	1.44%	1.75%	32.58%
2008	7.702	561	4,332	0.47%	1.75%	(41.58%)
2007	13.184	558	7,372	0.39%	1.75%	12.45%
2006	11.725	555	6,514	1.18%	1.75%	17.25%
AIM Small Cap Equity II
Spinnaker & Mainsail
2009	8.459	5,936	50,207	0.18%	1.40%	19.22%
2008	7.095	1,409	9,999	0.00%	1.40%	(29.05%)
Spinnaker Advisor
2009	8.452	2,574	21,750	0.16%	1.45%	19.16%
2008	7.093	1,999	14,185	0.00%	1.45%	(29.07%)
American Century Balanced
Spinnaker & Mainsail
2009	12.004	773,356	9,283,947	5.29%	1.40%	13.87%
2008	10.542	849,896	8,959,478	2.71%	1.40%	(21.44%)
2007	13.419	992,055	13,312,206	2.09%	1.40%	3.47%
2006	12.969	1,085,757	14,081,101	1.96%	1.40%	8.10%
2005	11.997	1,198,113	14,373,763	1.80%	1.40%	3.48%
Spinnaker Advisor
2009	10.324	207,465	2,141,948	5.30%	1.45%	13.81%
2008	9.071	258,636	2,346,031	2.65%	1.45%	(21.48%)
2007	11.552	298,940	3,453,364	2.08%	1.45%	3.42%
2006	11.170	328,237	3,666,513	1.96%	1.45%	8.05%
2005	10.338	393,800	4,071,249	1.90%	1.45%	3.42%
Spinnaker with EEB
2009	11.903	456	5,424	4.97%	1.55%	13.71%
2008	10.468	334	3,496	2.13%	1.55%	(21.56%)
2007	13.345	195	2,595	1.36%	1.55%	3.31%
2006	12.917	68	872	0.00%	1.55%	29.17%
Spinnaker with GMDB
2009	11.869	29	332	5.45%	1.60%	13.64%
2008	10.444	32	326	2.70%	1.60%	(21.59%)
2007	13.320	36	480	2.23%	1.60%	3.26%
2006	12.900	39	505	0.38%	1.60%	7.89%
2005	11.957	6	71	0.00%	1.60%	3.27%
Spinnaker Choice
2009	11.084	5,130	56,864	5.06%	1.55%	13.71%
2008	9.748	6,257	60,994	2.86%	1.55%	(21.56%)
2007	12.427	6,479	80,517	2.22%	1.55%	3.31%
2006	12.028	13,779	165,743	0.79%	1.55%	7.93%
2005	11.144	3,396	37,843	0.44%	1.55%	3.33%
American Century Inflation Protection II
Spinnaker & Mainsail
2009	11.346	313,107	3,552,041	1.81%	1.40%	8.71%
2008	10.437	287,847	3,003,933	4.68%	1.40%	(2.97%)
2007	10.756	206,078	2,216,244	4.35%	1.40%	8.00%
2006	9.959	103,527	1,031,051	3.41%	1.40%	0.16%
2005	9.943	82,304	818,340	3.53%	1.40%	0.33%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Inflation Protection II (Continued)
Spinnaker Advisor
2009	$11.320	103,955	$1,176,390	1.77%	1.45%	8.67%
2008	10.417	102,959	1,072,338	4.85%	1.45%	(3.03%)
2007	10.742	118,553	1,273,170	4.50%	1.45%	7.95%
2006	9.951	102,759	1,022,533	3.36%	1.45%	0.11%
2005	9.940	69,851	694,282	3.67%	1.45%	0.36%
Spinnaker Choice
2009	11.267	5,207	58,657	1.75%	1.55%	8.56%
2008	10.379	5,226	54,238	4.73%	1.55%	(3.12%)
2007	10.713	4,020	43,069	3.43%	1.55%	7.84%
2006	9.934	961	9,547	3.64%	1.55%	0.01%
2005	9.933	2,882	28,624	3.93%	1.55%	0.43%
Spinnaker Choice with GMDB
2009	11.162	-	-	0.38%	1.75%	8.34%
2008	10.303	8	79	5.28%	1.75%	(3.31%)
2007	10.656	85	905	4.67%	1.75%	7.62%
2006	9.901	282	2,789	3.33%	1.75%	(0.18%)
2005	9.919	305	3,025	2.28%	1.75%	0.57%
American Century International
Spinnaker & Mainsail
2009	9.602	1,078,617	10,356,957	2.05%	1.40%	31.91%
2008	7.279	1,164,670	8,478,208	0.83%	1.40%	(45.59%)
2007	13.379	1,254,258	16,781,150	0.67%	1.40%	16.41%
2006	11.493	1,338,300	15,381,851	1.58%	1.40%	23.29%
2005	9.322	1,360,594	12,683,528	1.20%	1.40%	11.68%
Spinnaker Advisor
2009	7.755	137,958	1,069,940	2.16%	1.45%	31.84%
2008	5.882	155,256	913,298	0.79%	1.45%	(45.62%)
2007	10.817	176,335	1,907,441	0.63%	1.45%	16.35%
2006	9.297	168,186	1,563,664	1.45%	1.45%	23.24%
2005	7.544	126,550	954,749	1.27%	1.45%	11.63%
Spinnaker with EEB
2009	9.520	999	9,509	1.68%	1.55%	31.71%
2008	7.228	687	4,966	0.69%	1.55%	(45.68%)
2007	13.306	389	5,173	0.46%	1.55%	16.23%
2006	11.448	146	1,665	0.00%	1.55%	14.48%
Spinnaker with GMDB
2009	9.493	6	55	3.53%	1.60%	31.63%
2008	7.212	37	267	0.78%	1.60%	(45.70%)
2007	13.281	36	475	0.00%	1.60%	16.17%
2006	11.432	1	12	0.00%	1.60%	14.32%
Spinnaker Choice
2009	12.796	2,797	35,794	2.14%	1.55%	31.70%
2008	9.716	4,743	46,086	0.67%	1.55%	(45.67%)
2007	17.884	15,622	279,380	0.13%	1.55%	16.23%
2006	15.387	16,486	253,665	0.30%	1.55%	23.12%
2005	12.498	703	8,789	0.00%	1.55%	11.52%
American Century Large Company Value II
Spinnaker & Mainsail
2009	9.124	29,480	268,979	4.42%	1.40%	18.25%
2008	7.716	19,804	152,810	2.18%	1.40%	(38.29%)
2007	12.504	16,155	202,008	0.44%	1.40%	(2.73%)
2006	12.855	15,954	205,085	0.01%	1.40%	18.12%
2005	10.883	9,304	101,254	3.05%	1.40%	7.49%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Large Company Value II (Continued)
Spinnaker Advisor
2009	$9.103	12,930	$117,700	5.93%	1.45%	18.19%
2008	7.702	23,911	184,164	2.36%	1.45%	(38.32%)
2007	12.488	31,993	399,518	0.53%	1.45%	(2.77%)
2006	12.844	27,796	357,012	0.01%	1.45%	18.06%
2005	10.879	5,442	59,206	2.52%	1.45%	7.45%
Spinnaker with GMDB
2009	9.039	134	1,184	5.06%	1.60%	18.00%
2008	7.660	129	972	2.11%	1.60%	(38.41%)
2007	12.437	125	1,545	0.50%	1.60%	(2.93%)
2006	12.812	26	338	0.00%	1.60%	28.12%
Spinnaker Choice
2009	9.060	9,044	81,939	5.05%	1.55%	18.06%
2008	7.674	9,449	72,507	0.00%	1.55%	(38.38%)
2007	12.454	-	-	0.00%	1.55%	(2.87%)
American Century Ultra I
Spinnaker & Mainsail
2009	11.325	33,967	384,689	0.28%	1.40%	32.61%
2008	8.540	32,973	281,597	0.00%	1.40%	(42.30%)
2007	14.800	53,466	791,279	0.00%	1.40%	19.33%
2006	12.403	50,768	629,663	0.00%	1.40%	(4.61%)
2005	13.003	34,098	443,386	0.00%	1.40%	0.75%
Spinnaker Advisor
2009	11.287	3,028	34,181	0.28%	1.45%	32.54%
2008	8.516	3,030	25,804	0.00%	1.45%	(42.32%)
2007	14.765	13,149	194,145	0.00%	1.45%	19.26%
2006	12.380	10,575	130,915	0.00%	1.45%	(4.67%)
2005	12.986	9,497	123,331	0.00%	1.45%	0.70%
Spinnaker with EEB
2009	11.229	195	2,188	0.24%	1.55%	32.42%
2008	8.480	138	1,164	0.00%	1.55%	(42.38%)
2007	14.718	79	1,158	0.00%	1.55%	19.14%
2006	12.353	28	349	0.00%	1.55%	23.53%
Spinnaker Choice
2009	9.266	187	1,728	0.28%	1.55%	32.41%
2008	6.998	187	1,307	0.00%	1.55%	(42.38%)
2007	12.146	210	2,540	0.00%	1.55%	19.15%
2006	10.194	968	9,863	0.00%	1.55%	4.76%
2005	10.703	268	2,871	0.00%	1.55%	0.59%
Spinnaker Choice with GMDB
2009	9.162	571	5,230	0.28%	1.75%	32.15%
2008	6.933	567	3,924	0.00%	1.75%	(42.50%)
2007	12.057	563	6,784	0.00%	1.75%	18.91%
2006	10.140	560	5,677	0.00%	1.75%	1.40%
American Century Ultra II
Spinnaker & Mainsail
2009	9.251	11,801	109,160	0.17%	1.40%	32.65%
2008	6.974	10,560	73,634	0.00%	1.40%	(42.46%)
2007	12.120	7,822	94,807	0.00%	1.40%	21.20%
Spinnaker Advisor
2009	9.238	510	4,719	0.17%	1.45%	32.58%
2008	6.968	498	3,473	0.00%	1.45%	(42.48%)
2007	12.115	823	9,972	0.00%	1.45%	21.15%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Value
Spinnaker & Mainsail
2009	$12.065	294,076	$3,548,099	5.49%	1.40%	18.20%
2008	10.207	278,747	2,845,379	2.46%	1.40%	(27.80%)
2007	14.137	298,666	4,222,312	1.57%	1.40%	(6.46%)
2006	15.114	283,849	4,290,154	1.31%	1.40%	17.01%
2005	12.917	262,245	3,387,395	0.72%	1.40%	3.58%
Spinnaker Advisor
2009	12.019	26,662	320,448	5.36%	1.45%	18.15%
2008	10.173	23,087	234,883	2.56%	1.45%	(27.84%)
2007	14.097	27,203	383,469	1.61%	1.45%	(6.51%)
2006	15.079	34,921	526,568	1.39%	1.45%	16.95%
2005	12.893	41,673	537,294	0.86%	1.45%	3.52%
Spinnaker Choice
2009	10.485	1,047	10,982	5.51%	1.55%	18.02%
2008	8.884	922	8,193	2.15%	1.55%	(27.91%)
2007	12.323	2,158	26,604	1.41%	1.55%	(6.60%)
2006	13.194	1,323	17,461	0.84%	1.55%	16.83%
2005	11.293	319	3,607	0.00%	1.55%	3.43%
Dreyfus Appreciation
Spinnaker & Mainsail
2009	9.369	380,664	3,566,623	2.60%	1.40%	20.86%
2008	7.752	414,103	3,210,400	2.05%	1.40%	(30.54%)
2007	11.160	495,944	5,534,698	1.61%	1.40%	5.64%
2006	10.564	588,189	6,213,951	1.62%	1.40%	14.86%
2005	9.197	688,026	6,328,006	0.02%	1.40%	2.93%
Spinnaker Advisor
2009	8.933	107,809	963,418	2.69%	1.45%	20.80%
2008	7.395	116,735	863,568	1.93%	1.45%	(30.56%)
2007	10.650	126,059	1,342,571	1.62%	1.45%	5.58%
2006	10.087	156,758	1,581,263	1.62%	1.45%	14.81%
2005	8.786	207,393	1,822,225	0.02%	1.45%	2.88%
Spinnaker with GMDB
2009	9.263	223	2,000	2.58%	1.60%	20.61%
2008	7.680	223	1,691	2.14%	1.60%	(30.67%)
2007	11.078	151	1,655	1.65%	1.60%	5.42%
2006	10.508	79	826	0.00%	1.60%	5.08%
Spinnaker Choice
2009	10.707	1,716	18,402	2.58%	1.55%	20.67%
2008	8.873	1,716	15,243	1.98%	1.55%	(30.63%)
2007	12.791	1,716	21,960	1.52%	1.55%	5.47%
2006	12.127	1,716	20,812	1.51%	1.55%	14.69%
2005	10.574	1,372	14,504	0.01%	1.55%	2.78%
Dreyfus Midcap Stock
Spinnaker & Mainsail
2009	10.959	886,723	9,717,469	1.42%	1.40%	33.63%
2008	8.201	947,581	7,771,281	0.96%	1.40%	(41.25%)
2007	13.959	1,065,106	14,868,046	0.43%	1.40%	0.08%
2006	13.948	1,268,984	17,700,047	0.38%	1.40%	6.25%
2005	13.127	1,479,224	19,417,586	0.03%	1.40%	7.66%
Spinnaker Advisor
2009	10.127	254,419	2,576,591	1.47%	1.45%	33.57%
2008	7.582	296,901	2,251,300	0.98%	1.45%	(41.28%)
2007	12.913	373,569	4,823,844	0.43%	1.45%	0.03%
2006	12.909	508,133	6,559,563	0.38%	1.45%	6.20%
2005	12.155	632,585	7,689,094	0.03%	1.45%	7.60%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Midcap Stock (Continued)
Spinnaker with GMDB
2009	$10.835	30	$301	1.61%	1.60%	33.35%
2008	8.125	35	278	0.99%	1.60%	(41.37%)
2007	13.857	35	474	0.40%	1.60%	(0.12%)
2006	13.874	35	478	0.00%	1.60%	6.05%
2005	13.083	5	65	0.00%	1.60%	7.44%
Spinnaker Choice
2009	10.105	3,359	33,942	1.56%	1.55%	33.43%
2008	7.573	4,065	30,784	0.95%	1.55%	(41.34%)
2007	12.910	4,117	53,157	0.40%	1.55%	(0.07%)
2006	12.919	5,112	66,050	0.45%	1.55%	6.09%
2005	12.177	9,369	114,088	0.00%	1.55%	7.49%
Spinnaker Choice with GMDB
2009	9.991	-	-	3.95%	1.75%	33.16%
2008	7.503	17	125	1.36%	1.75%	(41.46%)
2007	12.816	173	2,224	0.46%	1.75%	(0.27%)
2006	12.851	613	7,885	0.38%	1.75%	5.89%
2005	12.136	664	8,061	0.00%	1.75%	7.28%
Dreyfus Quality Bond
Spinnaker & Mainsail
2009	14.503	298,365	4,327,352	4.76%	1.40%	13.36%
2008	12.794	343,626	4,396,440	4.94%	1.40%	(5.52%)
2007	13.541	420,173	5,689,376	4.82%	1.40%	2.10%
2006	13.263	441,156	5,850,919	4.59%	1.40%	2.79%
2005	12.903	528,321	6,816,863	3.60%	1.40%	1.06%
Spinnaker Advisor
2009	14.014	85,399	1,196,759	4.78%	1.45%	13.31%
2008	12.368	113,613	1,405,205	4.93%	1.45%	(5.56%)
2007	13.096	149,624	1,959,552	4.87%	1.45%	2.04%
2006	12.834	203,984	2,617,952	4.61%	1.45%	2.74%
2005	12.492	293,870	3,671,049	3.59%	1.45%	1.01%
Dreyfus Socially Responsible
Spinnaker & Mainsail
2009	6.116	474,717	2,903,582	0.96%	1.40%	31.90%
2008	4.637	509,371	2,362,065	0.74%	1.40%	(35.34%)
2007	7.171	498,242	3,573,096	0.48%	1.40%	6.27%
2006	6.748	406,047	2,739,899	0.11%	1.40%	7.69%
2005	6.266	440,102	2,757,643	0.00%	1.40%	2.19%
Spinnaker Advisor
2009	5.750	71,740	412,528	0.95%	1.45%	31.82%
2008	4.362	56,124	244,814	0.76%	1.45%	(35.37%)
2007	6.749	46,314	312,587	0.54%	1.45%	6.23%
2006	6.353	54,491	346,219	0.11%	1.45%	7.62%
2005	5.903	74,955	442,446	0.00%	1.45%	2.13%
Spinnaker Choice
2009	10.374	1,709	17,729	0.93%	1.55%	31.70%
2008	7.877	1,525	12,018	0.49%	1.55%	(35.43%)
2007	12.200	2,891	35,273	0.31%	1.55%	6.12%
2006	11.496	1,714	19,700	0.05%	1.55%	14.96%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Stock Index
Spinnaker & Mainsail
2009	$12.270	864,042	$10,602,459	1.83%	1.40%	24.29%
2008	9.872	887,114	8,757,992	1.81%	1.40%	(38.20%)
2007	15.973	860,903	13,751,204	1.50%	1.40%	3.53%
2006	15.429	772,261	11,915,429	1.47%	1.40%	13.61%
2005	13.581	611,054	8,298,609	1.44%	1.40%	2.99%
Spinnaker Advisor
2009	12.230	290,567	3,553,621	1.87%	1.45%	24.24%
2008	9.844	307,102	3,023,293	1.72%	1.45%	(38.23%)
2007	15.936	377,748	6,019,712	1.47%	1.45%	3.48%
2006	15.401	377,730	5,817,440	1.41%	1.45%	13.55%
2005	13.563	417,403	5,661,100	1.41%	1.45%	2.94%
Spinnaker with EEB
2009	12.166	637	7,721	1.89%	1.55%	24.10%
2008	9.803	441	4,304	1.97%	1.55%	(38.29%)
2007	15.885	245	3,881	1.63%	1.55%	3.37%
2006	15.367	87	1,337	2.57%	1.55%	53.67%
Spinnaker with GMDB
2009	12.132	182	2,162	1.90%	1.60%	24.05%
2008	9.780	125	1,215	1.95%	1.60%	(38.32%)
2007	15.856	76	1,194	1.47%	1.60%	3.32%
2006	15.347	11	168	1.80%	1.60%	13.14%
2005	13.565	7	93	2.43%	1.60%	2.78%
Spinnaker Choice
2009	10.030	7,881	79,039	1.77%	1.55%	24.10%
2008	8.082	11,746	94,931	1.76%	1.55%	(38.29%)
2007	13.096	14,705	192,575	1.44%	1.55%	3.37%
2006	12.669	16,795	212,775	1.43%	1.55%	13.44%
2005	11.168	18,465	206,214	2.16%	1.55%	2.84%
Spinnaker Choice with GMDB
2009	9.917	487	4,826	1.84%	1.75%	23.85%
2008	8.007	479	3,842	1.67%	1.75%	(38.41%)
2007	13.000	749	9,752	1.48%	1.75%	3.16%
2006	12.602	1,082	13,639	1.40%	1.75%	13.22%
2005	11.131	1,172	13,048	28.57%	1.75%	2.63%
Dreyfus Technology Growth
Spinnaker & Mainsail
2009	4.065	586,599	2,384,397	0.45%	1.40%	55.51%
2008	2.614	676,538	1,768,722	0.00%	1.40%	(42.01%)
2007	4.508	705,016	3,177,969	0.00%	1.40%	13.13%
2006	3.985	740,251	2,949,733	0.00%	1.40%	2.87%
2005	3.874	842,303	3,262,863	0.00%	1.40%	2.35%
Spinnaker Advisor
2009	3.683	195,329	719,415	0.40%	1.45%	55.40%
2008	2.370	162,127	384,254	0.00%	1.45%	(42.03%)
2007	4.088	172,694	706,063	0.00%	1.45%	13.05%
2006	3.616	140,847	509,317	0.00%	1.45%	2.81%
2005	3.517	161,952	569,601	0.00%	1.45%	2.30%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DWS Balanced VIP A
Spinnaker & Mainsail
2009	$21.475	526,299	$11,302,343	3.80%	1.40%	21.72%
2008	17.643	604,845	10,671,728	4.11%	1.40%	(28.34%)
2007	24.622	711,397	17,516,272	3.33%	1.40%	3.38%
2006	23.818	859,775	20,478,148	2.59%	1.40%	8.71%
2005	21.909	1,050,813	23,021,845	3.15%	1.40%	2.68%
Spinnaker Advisor
2009	8.944	135,687	1,213,625	4.23%	1.45%	21.65%
2008	7.352	180,353	1,325,993	3.97%	1.45%	(28.38%)
2007	10.265	188,337	1,933,365	3.39%	1.45%	3.32%
2006	9.935	240,085	2,385,261	2.61%	1.45%	8.66%
2005	9.143	291,089	2,661,468	3.09%	1.45%	2.63%
DWS Capital Growth VIP B
Spinnaker & Mainsail
2009	8.435	158,352	1,335,761	0.82%	1.40%	24.72%
2008	6.763	66,500	449,743	0.00%	1.40%	(32.37%)
Spinnaker Advisor
2009	8.428	21,689	182,803	0.08%	1.45%	24.66%
2008	6.761	635	4,294	0.00%	1.45%	(32.39%)
DWS Global Opportunities B Share
Spinnaker & Mainsail
2009	7.700	5,398	41,569	0.58%	1.40%	45.61%
2008	5.288	6	33	0.00%	1.40%	(47.12%)
Spinnaker Advisor
2009	7.694	2,032	15,627	0.00%	1.45%	45.53%
2008	5.287	-	-	0.00%	1.45%	(47.13%)
DWS Global Thematic B Share
Spinnaker & Mainsail
2009	7.523	3,975	29,906	0.50%	1.40%	41.25%
2008	5.326	606	3,228	0.00%	1.40%	(46.74%)
DWS International VIP A
Spinnaker & Mainsail
2009	16.531	278,102	4,597,309	4.41%	1.40%	31.67%
2008	12.555	314,108	3,943,814	1.41%	1.40%	(48.94%)
2007	24.587	359,829	8,847,083	2.47%	1.40%	12.99%
2006	21.761	428,469	9,323,933	1.89%	1.40%	24.16%
2005	17.526	505,855	8,865,389	1.63%	1.40%	14.56%
Spinnaker Advisor
2009	7.763	8,783	68,184	3.62%	1.45%	31.60%
2008	5.899	18,104	106,801	1.46%	1.45%	(48.96%)
2007	11.558	36,168	418,020	2.35%	1.45%	12.93%
2006	10.234	39,250	401,701	1.99%	1.45%	24.09%
2005	8.247	47,003	387,616	1.76%	1.45%	14.51%
DWS Small Cap Index A Share
Focus Tier I
2009	8.711	713	6,215	0.00%	1.30%	24.87%
2008	6.976	-	-	0.00%	1.30%	(30.24%)
Focus Tier II
2009	8.718	5,148	44,877	1.21%	1.30%	24.94%
2008	6.978	1,958	13,666	0.00%	1.30%	(30.22%)
Focus Tier II with GMDB
2009	8.704	870	7,574	0.00%	1.30%	24.82%
2008	6.973	-	-	0.00%	1.30%	(30.27%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated Capital Income
Spinnaker & Mainsail
2009	$15.345	102,348	$1,570,918	6.32%	1.40%	26.49%
2008	12.131	128,347	1,557,293	6.12%	1.40%	(21.49%)
2007	15.451	159,479	2,464,211	5.10%	1.40%	2.58%
2006	15.062	182,071	2,742,438	5.93%	1.40%	14.04%
2005	13.208	217,177	2,868,486	5.37%	1.40%	4.81%
Spinnaker Advisor
2009	9.148	5,069	46,375	6.30%	1.45%	26.44%
2008	7.235	5,966	43,165	6.01%	1.45%	(21.53%)
2007	9.220	8,314	76,663	5.58%	1.45%	2.53%
2006	8.993	15,500	139,390	6.21%	1.45%	13.99%
2005	7.889	17,698	139,624	5.08%	1.45%	4.75%
Spinnaker Choice
2009	13.179	1,838	24,229	6.03%	1.55%	26.31%
2008	10.434	1,847	19,273	5.68%	1.55%	(21.61%)
2007	13.310	1,854	24,673	4.93%	1.55%	2.43%
2006	12.994	1,859	24,157	5.72%	1.55%	13.86%
2005	11.412	1,467	16,739	1.67%	1.55%	4.66%
Federated High Income Bond
Spinnaker & Mainsail
2009	18.257	155,879	2,846,101	11.35%	1.40%	50.72%
2008	12.113	176,828	2,142,003	10.17%	1.40%	(27.02%)
2007	16.598	224,049	3,718,880	8.04%	1.40%	1.98%
2006	16.276	265,091	4,314,544	9.01%	1.40%	9.27%
2005	14.895	330,080	4,916,510	8.68%	1.40%	1.24%
Spinnaker Advisor
2009	14.935	34,396	513,827	11.99%	1.45%	50.66%
2008	9.913	45,688	453,018	10.82%	1.45%	(27.06%)
2007	13.591	72,238	981,815	8.07%	1.45%	1.93%
2006	13.334	87,156	1,162,120	8.77%	1.45%	9.21%
2005	12.209	142,890	1,744,488	8.82%	1.45%	1.19%
Spinnaker Choice
2009	13.185	973	12,831	10.97%	1.55%	50.50%
2008	8.761	2,633	23,070	9.72%	1.55%	(27.13%)
2007	12.023	2,507	30,130	7.75%	1.55%	1.83%
2006	11.807	2,476	29,231	8.80%	1.55%	9.11%
2005	10.821	1,043	11,289	0.00%	1.55%	1.07%
Federated International Equity
Spinnaker & Mainsail
2009	16.282	60,674	987,910	2.95%	1.40%	39.29%
2008	11.689	75,649	884,311	0.66%	1.40%	(46.48%)
2007	21.841	95,325	2,081,966	0.18%	1.40%	8.02%
2006	20.220	119,017	2,406,534	0.20%	1.40%	17.24%
2005	17.246	148,903	2,568,030	0.00%	1.40%	7.57%
Fidelity Asset Manager
Spinnaker & Mainsail
2009	12.871	27,851	358,474	2.48%	1.40%	27.32%
2008	10.109	27,715	280,173	2.78%	1.40%	(29.71%)
2007	14.382	25,325	364,221	5.88%	1.40%	13.89%
2006	12.628	29,800	376,316	2.91%	1.40%	5.83%
2005	11.933	35,420	422,650	2.25%	1.40%	2.61%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Asset Manager (Continued)
Spinnaker Advisor
2009	$12.828	9,158	$117,479	2.35%	1.45%	27.25%
2008	10.081	11,889	119,853	2.68%	1.45%	(29.74%)
2007	14.349	7,925	113,726	5.84%	1.45%	13.84%
2006	12.605	9,952	125,451	2.68%	1.45%	5.77%
2005	11.917	10,439	124,402	2.35%	1.45%	2.56%
Fidelity Contrafund
Spinnaker & Mainsail
2009	15.922	1,687,798	26,874,394	1.44%	1.40%	33.82%
2008	11.898	1,673,409	19,910,794	0.99%	1.40%	(43.32%)
2007	20.990	1,745,798	36,644,384	0.93%	1.40%	15.95%
2006	18.103	1,906,667	34,515,973	1.30%	1.40%	10.17%
2005	16.432	1,961,581	32,232,130	0.28%	1.40%	15.32%
Spinnaker Advisor
2009	15.733	135,376	2,129,887	1.56%	1.45%	33.76%
2008	11.762	120,203	1,413,902	1.06%	1.45%	(43.35%)
2007	20.761	108,108	2,244,426	0.95%	1.45%	15.89%
2006	17.914	108,759	1,948,330	1.33%	1.45%	10.11%
2005	16.269	95,238	1,549,400	0.14%	1.45%	15.26%
Spinnaker with GMDB
2009	15.743	197	3,087	1.33%	1.60%	33.56%
2008	11.787	243	2,854	1.06%	1.60%	(43.43%)
2007	20.836	202	4,205	1.24%	1.60%	15.72%
2006	18.006	95	1,715	1.47%	1.60%	80.06%
Spinnaker Choice
2009	12.317	19,201	236,507	1.46%	1.55%	33.62%
2008	9.218	16,181	149,163	0.85%	1.55%	(43.40%)
2007	16.286	21,140	344,283	1.53%	1.55%	15.77%
2006	14.067	11,301	158,968	1.31%	1.55%	10.00%
2005	12.788	1,286	16,446	0.00%	1.55%	15.14%
Spinnaker Choice with GMDB
2009	12.178	301	3,650	1.45%	1.75%	33.36%
2008	9.132	298	2,715	1.04%	1.75%	(43.51%)
2007	16.167	281	4,537	0.88%	1.75%	15.54%
Fidelity Equity Income
Spinnaker & Mainsail
2009	12.453	582,965	7,259,933	2.35%	1.40%	28.39%
2008	9.699	579,160	5,617,326	2.58%	1.40%	(43.45%)
2007	17.152	567,663	9,736,689	1.74%	1.40%	0.11%
2006	17.133	567,597	9,724,716	3.36%	1.40%	18.53%
2005	14.455	503,322	7,275,366	1.42%	1.40%	4.40%
Spinnaker Advisor
2009	12.412	75,810	940,964	2.32%	1.45%	28.34%
2008	9.671	74,860	724,024	2.25%	1.45%	(43.48%)
2007	17.112	92,432	1,581,722	1.57%	1.45%	0.06%
2006	17.101	113,236	1,936,542	3.48%	1.45%	18.47%
2005	14.435	90,145	1,301,272	1.08%	1.45%	4.34%
Spinnaker with EEB
2009	12.348	284	3,495	2.60%	1.55%	28.21%
2008	9.631	192	1,844	3.56%	1.55%	(43.54%)
2007	17.058	103	1,753	2.63%	1.55%	(0.04%)
2006	17.064	37	629	7.86%	1.55%	70.64%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Equity Income (Continued)
Spinnaker with GMDB
2009	$12.313	19	$205	2.41%	1.60%	28.14%
2008	9.609	17	162	3.22%	1.60%	(43.56%)
2007	17.026	12	202	2.28%	1.60%	(0.09%)
2006	17.042	8	135	3.21%	1.60%	18.30%
2005	14.406	5	79	0.00%	1.60%	4.19%
Spinnaker Choice
2009	9.796	4,708	46,121	2.21%	1.55%	28.20%
2008	7.641	5,300	40,494	2.56%	1.55%	(43.53%)
2007	13.532	4,982	67,426	1.28%	1.55%	(0.04%)
2006	13.538	8,151	110,344	3.15%	1.55%	18.35%
2005	11.439	10,588	121,111	0.00%	1.55%	4.25%
Spinnaker Choice with GMDB
2009	9.685	-	-	0.35%	1.75%	27.96%
2008	7.569	21	158	0.45%	1.75%	(43.65%)
2007	13.433	208	2,806	0.78%	1.75%	(0.24%)
2006	13.466	815	10,976	3.29%	1.75%	18.12%
2005	11.400	883	10,066	0.00%	1.75%	4.04%
Fidelity Freedom Funds 2010 II
Spinnaker & Mainsail
2009	9.276	5,611	52,054	4.16%	1.40%	22.23%
2008	7.589	2,395	18,176	7.05%	1.40%	(24.11%)
Spinnaker Advisor
2009	9.269	5,109	47,358	4.27%	1.45%	22.17%
2008	7.587	4,090	31,029	2.90%	1.45%	(24.13%)
Fidelity Freedom Funds 2015 II
Spinnaker & Mainsail
2009	9.136	5,681	51,906	4.67%	1.40%	23.28%
2008	7.411	1,194	8,851	3.10%	1.40%	(25.89%)
Spinnaker Advisor
2009	9.129	1,559	14,229	4.16%	1.45%	23.23%
2008	7.408	1,008	7,470	3.23%	1.45%	(25.92%)
Fidelity Freedom Funds 2020 II
Spinnaker & Mainsail
2009	8.760	59,721	523,163	3.31%	1.40%	26.75%
2008	6.911	57,127	394,791	7.06%	1.40%	(30.89%)
Spinnaker Advisor
2009	8.753	1,056	9,240	3.07%	1.45%	26.71%
2008	6.908	-	-	0.00%	1.45%	(30.92%)
Fidelity Freedom Funds 2025 II
Spinnaker & Mainsail
2009	8.658	14,309	123,883	4.70%	1.40%	28.00%
2008	6.764	-	-	0.00%	1.40%	(32.36%)
Spinnaker Advisor
2009	8.650	14,314	123,826	3.60%	1.45%	27.92%
2008	6.762	3,160	21,368	2.64%	1.45%	(32.38%)
Fidelity Freedom Funds 2030 II
Spinnaker & Mainsail
2009	8.302	10,484	87,046	3.48%	1.40%	29.35%
2008	6.418	9,793	62,856	2.56%	1.40%	35.82%
Spinnaker Advisor
2009	8.295	5,910	49,024	2.45%	1.45%	29.29%
2008	6.416	-	-	0.00%	1.45%	(35.84%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Freedom Income Fund II
Spinnaker & Mainsail
2009	$10.036	4,856	$48,742	3.31%	1.40%	13.04%
2008	8.878	5,249	46,604	3.62%	1.40%	11.22%
Spinnaker Advisor
2009	10.028	383	3,839	6.48%	1.45%	12.99%
2008	8.875	-	-	0.00%	1.45%	(11.25%)
Fidelity Growth
Spinnaker & Mainsail
2009	5.835	1,877,698	10,956,116	0.45%	1.40%	26.52%
2008	4.612	2,057,295	9,489,015	0.82%	1.40%	(47.90%)
2007	8.853	2,191,488	19,402,364	0.83%	1.40%	25.19%
2006	7.072	2,440,339	17,258,078	0.39%	1.40%	5.36%
2005	6.712	2,610,038	17,517,489	0.50%	1.40%	4.34%
Spinnaker Advisor
2009	5.515	285,036	1,571,989	0.44%	1.45%	26.43%
2008	4.362	319,895	1,395,314	0.76%	1.45%	(47.93%)
2007	8.377	366,331	3,068,635	0.86%	1.45%	25.14%
2006	6.694	479,926	3,212,845	0.40%	1.45%	5.32%
2005	6.356	547,916	3,482,799	0.51%	1.45%	4.27%
Spinnaker with GMDB
2009	5.769	405	2,289	0.46%	1.60%	26.26%
2008	4.569	409	1,855	0.84%	1.60%	(48.01%)
2007	8.789	412	3,615	0.82%	1.60%	24.95%
2006	7.034	416	2,925	0.39%	1.60%	5.16%
2005	6.689	421	2,816	0.49%	1.60%	4.13%
Spinnaker Choice
2009	9.295	914	8,477	0.37%	1.55%	26.31%
2008	7.359	1,363	10,020	0.88%	1.55%	(47.98%)
2007	14.146	1,285	18,166	0.97%	1.55%	25.00%
2006	11.317	1,772	20,059	0.48%	1.55%	5.22%
2005	10.756	4,372	47,026	0.00%	1.55%	4.17%
Spinnaker Choice with GMDB
2009	9.190	549	5,040	0.47%	1.75%	26.06%
2008	7.290	548	3,995	0.79%	1.75%	(48.09%)
2007	14.043	634	8,913	0.80%	1.75%	24.75%
2006	11.257	874	9,843	0.21%	1.75%	5.01%
2005	10.720	374	4,012	0.00%	1.75%	3.97%
Fidelity Growth & Income
Spinnaker & Mainsail
2009	8.772	639,690	5,611,489	1.11%	1.40%	25.44%
2008	6.993	686,874	4,803,529	1.22%	1.40%	(42.52%)
2007	12.165	703,862	8,562,476	1.84%	1.40%	10.56%
2006	11.003	721,884	7,943,075	0.89%	1.40%	11.60%
2005	9.859	786,236	7,751,213	1.52%	1.40%	6.15%
Spinnaker Advisor
2009	8.446	150,163	1,268,253	1.04%	1.45%	25.39%
2008	6.736	179,092	1,206,454	1.14%	1.45%	(42.55%)
2007	11.724	209,225	2,452,973	1.80%	1.45%	10.50%
2006	10.610	256,553	2,721,961	0.93%	1.45%	11.56%
2005	9.511	289,827	2,756,482	1.68%	1.45%	6.09%
Spinnaker with GMDB
2009	8.673	20	168	1.24%	1.60%	25.19%
2008	6.928	13	91	2.11%	1.60%	(42.63%)
2007	12.076	8	94	1.58%	1.60%	10.34%
2006	10.945	3	34	0.00%	1.60%	9.45%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth & Income (Continued)
Spinnaker Choice
2009	$9.880	2,941	$29,061	1.06%	1.55%	25.25%
2008	7.888	3,753	29,601	1.45%	1.55%	(42.60%)
2007	13.743	2,260	31,066	1.42%	1.55%	10.39%
2006	12.449	53	656	0.51%	1.55%	11.44%
2005	11.171	14	152	0.00%	1.55%	5.99%
Fidelity Growth Opportunities
Spinnaker & Mainsail
2009	7.203	404,328	2,912,483	0.47%	1.40%	43.83%
2008	5.008	444,895	2,228,201	0.39%	1.40%	(55.65%)
2007	11.291	520,527	5,877,466	0.00%	1.40%	21.46%
2006	9.296	599,770	5,575,599	0.73%	1.40%	3.99%
2005	8.939	693,573	6,199,888	0.95%	1.40%	7.38%
Spinnaker Advisor
2009	6.401	24,991	159,990	0.49%	1.45%	43.75%
2008	4.453	24,656	109,803	0.36%	1.45%	(55.67%)
2007	10.045	29,369	295,019	0.00%	1.45%	21.40%
2006	8.274	42,482	351,501	0.68%	1.45%	3.94%
2005	7.960	49,201	391,648	1.04%	1.45%	7.32%
Fidelity Index 500
Focus Tier I
2009	7.429	14,631	108,651	2.83%	1.35%	24.90%
2008	5.948	11,830	70,333	3.93%	1.35%	(37.84%)
2007	9.569	2,650	25,322	1.37%	1.35%	(4.31%)
Focus Tier II
2009	7.439	10,756	79,995	2.83%	1.30%	24.98%
2008	5.952	7,137	42,455	2.63%	1.30%	(37.81%)
2007	9.571	1,858	17,769	0.82%	1.30%	(4.29%)
Focus Tier I with GMDB
2009	7.410	-	-	0.66%	1.45%	24.79%
2008	5.938	19,718	117,079	2.53%	1.45%	(37.91%)
2007	9.563	-	-	0.00%	1.45%	(4.37%)
Focus Tier II with GMDB
2009	7.419	19,698	146,100	2.14%	1.40%	24.84%
2008	5.943	-	-	0.00%	1.40%	(37.87%)
2007	9.566	-	-	0.00%	1.40%	(4.34%)
Fidelity Mid-Cap Advisor II
Spinnaker & Mainsail
2009	12.604	505,863	6,376,168	0.47%	1.40%	37.81%
2008	9.146	483,002	4,417,684	0.24%	1.40%	(40.45%)
2007	15.358	380,222	5,839,585	0.50%	1.40%	13.72%
2006	13.505	273,628	3,695,256	0.09%	1.40%	10.85%
2005	12.183	53,498	651,791	0.00%	1.40%	21.27%
Spinnaker Advisor
2009	12.575	113,732	1,430,185	0.48%	1.45%	37.75%
2008	9.129	105,314	961,462	0.23%	1.45%	(40.48%)
2007	15.338	98,538	1,511,367	0.51%	1.45%	13.67%
2006	13.493	58,874	794,403	0.07%	1.45%	10.79%
2005	12.179	7,738	94,247	0.00%	1.45%	21.23%
Spinnaker with GMDB
2009	12.487	84	996	0.50%	1.60%	37.54%
2008	9.079	73	657	0.23%	1.60%	(40.57%)
2007	15.276	65	985	0.44%	1.60%	13.49%
2006	13.460	58	774	0.00%	1.60%	34.60%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Mid-Cap Advisor II (Continued)
Spinnaker Choice
2009	$12.516	5,370	$67,209	0.45%	1.55%	37.60%
2008	9.096	6,358	57,831	0.25%	1.55%	(40.54%)
2007	15.297	5,860	89,638	0.51%	1.55%	13.56%
2006	13.471	5,752	77,485	0.02%	1.55%	10.68%
2005	12.171	261	3,173	0.00%	1.55%	21.15%
Fidelity Money Market Fund
Focus Tier I
2009	10.318	142,108	1,466,211	0.76%	1.35%	(0.63%)
2008	10.383	48,309	501,576	2.83%	1.35%	1.64%
2007	10.215	28,263	288,708	2.19%	1.35%	2.15%
Focus Tier II
2009	10.331	38,846	401,297	0.79%	1.30%	(0.58%)
2008	10.391	43,178	448,652	2.99%	1.30%	1.69%
2007	10.218	28,255	288,703	2.13%	1.30%	2.18%
Focus Tier III
2009	10.358	25,590	265,051	0.72%	1.20%	(0.48%)
2008	10.408	14,477	150,650	2.65%	1.20%	1.80%
2007	10.224	-	-	2.34%	1.20%	2.24%
Focus Tier I with GMDB
2009	10.291	10,047	103,398	0.62%	1.45%	(0.73%)
2008	10.367	5,570	57,743	2.79%	1.45%	1.55%
2007	10.209	7,898	80,623	0.18%	1.45%	2.09%
Focus Tier II with GMDB
2009	10.304	7,510	77,386	0.72%	1.40%	(0.68%)
2008	10.375	9,955	103,283	2.94%	1.40%	1.60%
2007	10.212	21,754	222,139	0.23%	1.40%	2.12%
Fidelity Overseas II
Spinnaker & Mainsail
2009	7.281	10,887	79,269	4.59%	1.40%	24.46%
2008	5.850	2,802	16,389	7.23%	1.40%	(41.50%)
Spinnaker Advisor
2009	7.275	3,830	27,870	2.07%	1.45%	24.40%
2008	5.848	5,051	29,541	3.06%	1.45%	(41.52%)
Fidelity VIP Money Market Service Class
Spinnaker & Mainsail
2009	10.866	868,587	9,437,656	0.42%	1.40%	(0.92%)
2008	10.967	561,227	6,154,660	2.67%	1.40%	1.34%
2007	10.822	307,919	3,332,080	4.81%	1.40%	3.49%
2006	10.457	161,990	1,693,935	4.59%	1.40%	3.17%
2005	10.136	152,317	1,543,951	2.93%	1.40%	1.34%
Spinnaker Advisor
2009	10.839	324,504	3,516,840	0.54%	1.45%	(0.97%)
2008	10.945	515,305	5,639,660	2.60%	1.45%	1.29%
2007	10.806	218,982	2,366,062	4.82%	1.45%	3.44%
2006	10.446	127,618	1,333,127	4.81%	1.45%	3.11%
2005	10.131	69,027	699,314	2.86%	1.45%	1.30%
Spinnaker with EEB
2009	10.784	172	1,860	0.24%	1.55%	(1.06%)
2008	10.900	-	-	0.00%	1.55%	1.19%
2007	10.772	-	-	0.00%	1.55%	3.33%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity VIP Money Market Service Class (Continued)
Spinnaker with GMDB
2009	$10.756	343	$3,688	0.40%	1.60%	(1.12%)
2008	10.878	211	2,295	2.73%	1.60%	1.13%
2007	10.756	214	2,300	4.95%	1.60%	3.28%
2006	10.414	806	8,396	4.37%	1.60%	2.96%
2005	10.115	220	2,221	2.93%	1.60%	1.15%
Spinnaker Choice
2009	10.784	12,653	136,516	0.50%	1.55%	(1.06%)
2008	10.900	13,378	145,819	2.69%	1.55%	1.19%
2007	10.772	3,788	40,817	4.74%	1.55%	3.33%
2006	10.425	2,560	26,677	5.27%	1.55%	3.01%
2005	10.120	2,059	20,841	2.82%	1.55%	1.20%
Franklin Flex Cap Growth Securities
Spinnaker & Mainsail
2009	10.996	23,397	257,262	0.00%	1.40%	31.12%
2008	8.386	15,024	125,990	0.11%	1.40%	(36.21%)
2007	13.147	11,218	147,483	0.13%	1.40%	12.73%
2006	11.663	10,031	116,989	0.01%	1.40%	3.74%
2005	11.242	12,906	145,084	0.26%	1.40%	11.71%
Spinnaker Advisor
2009	10.970	256	2,817	0.00%	1.45%	31.06%
2008	8.370	2,532	21,198	0.11%	1.45%	(36.25%)
2007	13.129	2,531	33,228	0.00%	1.45%	12.67%
Spinnaker Choice
2009	10.919	133	1,436	0.00%	1.55%	30.92%
2008	8.340	135	1,121	0.14%	1.55%	(36.31%)
2007	13.094	5,264	68,920	0.01%	1.55%	12.55%
Spinnaker Choice with GMDB
2009	10.817	339	3,652	0.00%	1.75%	30.66%
2008	8.279	325	2,682	0.10%	1.75%	(36.43%)
2007	13.024	345	4,488	0.00%	1.75%	12.32%
Franklin Founding Allocation Fund Class II
Spinnaker & Mainsail
2009	8.545	37,126	317,255	3.55%	1.40%	28.44%
2008	6.653	16,627	110,624	4.50%	1.40%	(33.47%)
Spinnaker Advisor
2009	8.538	5,109	43,624	2.65%	1.45%	28.37%
2008	6.651	7,095	47,193	2.34%	1.45%	(33.49%)
Franklin Income Securities Fund Class II
Spinnaker & Mainsail
2009	11.371	453,416	5,155,877	8.16%	1.40%	33.71%
2008	8.504	455,019	3,869,594	5.53%	1.40%	(30.64%)
2007	12.260	423,710	5,194,721	3.22%	1.40%	2.31%
2006	11.984	256,378	3,072,359	3.31%	1.40%	16.61%
2005	10.277	159,231	1,636,479	3.91%	1.40%	0.19%
Spinnaker Advisor
2009	11.342	77,933	883,943	9.53%	1.45%	33.64%
2008	8.487	121,665	1,032,563	5.45%	1.45%	(30.67%)
2007	12.241	135,919	1,663,823	3.17%	1.45%	2.25%
2006	11.971	73,472	879,561	3.39%	1.45%	16.54%
2005	10.272	37,114	381,227	4.03%	1.45%	0.15%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Income Securities Fund Class II (Continued)
Spinnaker with GMDB
2009	$11.256	751	$8,444	8.74%	1.60%	33.44%
2008	8.435	879	7,416	5.38%	1.60%	(30.78%)
2007	12.185	883	10,769	3.31%	1.60%	2.10%
2006	11.934	678	8,092	3.65%	1.60%	16.37%
2005	10.255	650	6,666	6.10%	1.60%	(0.01%)
Spinnaker Choice
2009	11.285	8,234	92,929	11.54%	1.55%	33.52%
2008	8.452	33,208	280,687	5.37%	1.55%	(30.74%)
2007	12.204	37,234	454,394	3.66%	1.55%	2.16%
2006	11.946	28,456	339,950	4.08%	1.55%	16.42%
2005	10.261	10,248	105,156	1.57%	1.55%	0.05%
Spinnaker Choice with GMDB
2009	11.171	1,033	11,532	8.15%	1.75%	33.24%
2008	8.384	1,055	8,845	5.41%	1.75%	(30.88%)
2007	12.129	1,110	13,456	3.16%	1.75%	1.95%
2006	11.897	615	7,318	3.58%	1.75%	16.19%
2005	10.239	618	6,328	0.00%	1.75%	(0.15%)
Franklin Small Cap Value Fund II
Spinnaker & Mainsail
2009	10.664	476,485	5,081,373	1.78%	1.40%	27.36%
2008	8.373	353,128	2,956,856	1.14%	1.40%	(33.95%)
2007	12.677	269,814	3,420,466	0.56%	1.40%	(3.74%)
2006	13.170	190,410	2,507,738	0.60%	1.40%	15.35%
2005	11.417	49,903	569,725	0.56%	1.40%	13.48%
Spinnaker Advisor
2009	10.639	100,707	1,071,257	1.71%	1.45%	27.29%
2008	8.358	67,599	564,837	1.19%	1.45%	(33.98%)
2007	12.660	63,775	807,397	0.64%	1.45%	(3.79%)
2006	13.159	47,880	630,058	0.51%	1.45%	15.30%
2005	11.413	37,422	427,093	0.40%	1.45%	13.44%
Spinnaker with GMDB
2009	10.565	236	2,467	1.64%	1.60%	27.11%
2008	8.312	231	1,909	1.21%	1.60%	(34.08%)
2007	12.609	167	2,079	0.68%	1.60%	(3.94%)
2006	13.126	81	1,057	1.01%	1.60%	31.26%
Spinnaker Choice
2009	10.590	3,170	33,567	1.76%	1.55%	27.18%
2008	8.327	2,250	18,739	1.38%	1.55%	(34.05%)
2007	12.626	4,048	51,108	0.55%	1.55%	(3.89%)
2006	13.137	11,324	148,765	0.45%	1.55%	15.19%
2005	11.405	4,324	49,320	0.00%	1.55%	13.36%
Franklin Small-Mid Cap Growth II
Spinnaker & Mainsail
2009	7.208	612,651	4,416,296	0.00%	1.40%	41.58%
2008	5.091	619,243	3,152,869	0.00%	1.40%	(43.29%)
2007	8.978	666,231	5,981,698	0.00%	1.40%	9.68%
2006	8.185	735,170	6,017,731	0.00%	1.40%	7.18%
2005	7.637	1,202,220	9,180,922	0.00%	1.40%	3.34%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Small-Mid Cap Growth II (Continued)
Spinnaker Advisor
2009	$6.592	74,671	$492,239	0.00%	1.45%	41.52%
2008	4.658	88,484	412,199	0.00%	1.45%	(43.33%)
2007	8.219	124,839	1,026,098	0.00%	1.45%	9.63%
2006	7.497	116,867	876,179	0.00%	1.45%	7.13%
2005	6.998	192,725	1,348,684	0.00%	1.45%	3.28%
Spinnaker Choice
2009	10.434	1,450	15,123	0.00%	1.55%	41.38%
2008	7.380	2,081	15,355	0.00%	1.55%	(43.38%)
2007	13.035	1,943	25,323	0.00%	1.55%	9.52%
2006	11.902	1,784	21,234	0.00%	1.55%	7.02%
2005	11.121	1,979	22,008	0.00%	1.55%	3.18%
Franklin U.S. Government II
Spinnaker & Mainsail
2009	15.058	757,557	11,407,489	3.70%	1.40%	1.66%
2008	14.812	809,465	11,989,905	4.97%	1.40%	6.10%
2007	13.961	831,876	11,614,148	4.65%	1.40%	5.11%
2006	13.282	741,963	9,854,546	4.37%	1.40%	2.58%
2005	12.948	655,012	8,481,266	4.20%	1.40%	0.98%
Spinnaker Advisor
2009	14.480	375,668	5,439,571	3.76%	1.45%	1.61%
2008	14.250	373,639	5,324,424	4.73%	1.45%	6.04%
2007	13.438	402,186	5,404,757	4.79%	1.45%	5.06%
2006	12.791	482,575	6,172,446	4.36%	1.45%	2.52%
2005	12.476	551,197	6,876,576	4.36%	1.45%	0.94%
Spinnaker with EEB
2009	14.931	622	9,277	3.87%	1.55%	1.51%
2008	14.709	485	7,136	4.88%	1.55%	5.93%
2007	13.885	299	4,151	4.67%	1.55%	4.96%
2006	13.229	103	1,362	0.00%	1.55%	32.29%
Spinnaker Choice
2009	11.964	48,216	576,834	3.10%	1.55%	1.51%
2008	11.786	38,533	454,134	4.90%	1.55%	5.94%
2007	11.125	45,807	509,629	7.02%	1.55%	4.96%
2006	10.600	36,109	382,752	3.65%	1.55%	2.43%
2005	10.349	16,479	170,540	1.65%	1.55%	0.83%
Spinnaker Choice with GMDB
2009	11.829	-	-	0.00%	1.75%	1.31%
2008	11.676	37	425	5.38%	1.75%	5.72%
2007	11.044	423	4,678	5.42%	1.75%	4.75%
2006	10.543	1,445	15,237	4.43%	1.75%	2.21%
2005	10.315	1,565	16,143	0.00%	1.75%	0.63%
Ibbotson Aggressive Growth Class I
Focus Tier I
2009	7.631	37,714	287,809	0.63%	1.35%	26.07%
2008	6.053	14,539	88,006	0.55%	1.35%	(37.42%)
2007	9.673	6,045	58,472	0.00%	1.35%	(3.27%)
Focus Tier II
2009	7.641	1,156	8,832	0.08%	1.30%	26.13%
2008	6.058	11,753	71,199	0.53%	1.30%	(37.39%)
2007	9.676	-	-	0.00%	1.30%	(3.24%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Aggressive Growth Class I (Continued)
Focus Tier III
2009	$7.661	7,262	$55,634	0.43%	1.20%	26.27%
2008	6.067	-	-	0.00%	1.20%	(37.34%)
2007	9.682	-	-	0.00%	1.20%	(3.18%)
Ibbotson Aggressive Growth Class II
Spinnaker & Mainsail
2009	8.230	230,416	1,896,121	0.96%	1.40%	25.51%
2008	6.557	138,585	908,658	0.00%	1.40%	(34.43%)
Spinnaker Advisor
2009	8.223	2,721	22,374	0.72%	1.45%	25.47%
2008	6.554	-	-	0.00%	1.45%	(34.46%)
Ibbotson Balanced Class I
Focus Tier I
2009	8.810	35,160	309,776	0.94%	1.35%	18.13%
2008	7.458	41,613	310,343	2.39%	1.35%	(24.77%)
2007	9.913	2,503	24,815	0.00%	1.35%	(0.87%)
Focus Tier II
2009	8.822	68,011	599,979	1.41%	1.30%	18.19%
2008	7.464	21,247	158,585	1.48%	1.30%	(24.73%)
2007	9.916	14,394	142,734	0.00%	1.30%	(0.84%)
Focus Tier III
2009	8.844	10,038	88,786	0.36%	1.20%	18.31%
2008	7.475	40,611	303,591	1.65%	1.20%	(24.65%)
2007	9.921	29,163	289,350	0.00%	1.20%	(0.79%)
Focus Tier II with GMDB
2009	8.799	22,817	200,776	0.91%	1.40%	18.08%
2008	7.452	22,817	170,039	1.34%	1.40%	(24.80%)
2007	9.910	-	-	0.00%	1.40%	(0.90%)
Ibbotson Balanced Class II
Spinnaker & Mainsail
2009	9.001	352,033	3,168,358	1.22%	1.40%	17.86%
2008	7.637	34,441	263,016	0.17%	1.40%	(23.63%)
Spinnaker Advisor
2009	8.993	44,075	396,364	0.97%	1.40%	17.80%
2008	7.634	-	-	0.00%	1.40%	(23.66%)
Ibbotson Conservative Class I
Focus Tier I
2009	10.315	4,524	46,672	0.65%	1.35%	7.11%
2008	9.630	4,152	39,983	2.54%	1.35%	(7.12%)
2007	10.368	-	-	0.00%	1.35%	3.68%
Focus Tier II
2009	10.328	6,992	72,233	0.61%	1.30%	7.17%
2008	9.637	6,964	67,121	0.82%	1.30%	(7.08%)
2007	10.371	-	-	0.00%	1.30%	(0.84%)
Focus Tier I with GMDB
2009	10.289	4,275	43,989	0.59%	1.45%	7.01%
2008	9.615	4,821	46,358	0.98%	1.45%	(7.21%)
2007	10.362	-	-	0.00%	1.45%	3.62%
Ibbotson Conservative Class II
Spinnaker & Mainsail
2009	9.873	26,928	265,858	1.08%	1.40%	6.77%
2008	9.247	1,733	16,024	0.00%	1.40%	(7.53%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Conservative Class II (Continued)
Spinnaker Advisor
2009	$9.865	29,519	$291,217	0.63%	1.40%	6.72%
2008	9.244	-	-	0.00%	1.40%	(7.56%)
Ibbotson Growth Class I
Focus Tier I
2009	8.129	29,723	241,608	0.77%	1.35%	23.28%
2008	6.594	31,250	206,075	0.13%	1.35%	(32.23%)
2007	9.730	7,594	73,890	0.00%	1.35%	(2.70%)
Focus Tier II
2009	8.139	2,140	17,421	0.68%	1.30%	23.32%
2008	6.600	-	-	0.00%	1.30%	(32.19%)
2007	9.733	-	-	0.00%	1.30%	(2.67%)
Focus Tier III
2009	8.160	6,823	55,693	0.66%	1.20%	23.45%
2008	6.610	48,731	322,122	0.09%	1.20%	(32.12%)
2007	9.738	-	-	0.00%	1.20%	(2.62%)
Focus Tier I with GMDB
2009	8.108	-	-	0.00%	1.45%	23.15%
2008	6.584	17,869	117,654	0.13%	1.45%	(32.29%)
2007	9.724	-	-	0.00%	1.45%	(2.76%)
Focus Tier II with GMDB
2009	8.118	22,642	183,824	0.64%	1.40%	23.21%
2008	6.589	-	-	0.00%	1.40%	(32.26%)
2007	9.727	-	-	0.00%	1.40%	(2.73%)
Ibbotson Growth Class II
Spinnaker & Mainsail
2009	8.556	194,864	1,667,251	1.23%	1.40%	22.91%
2008	6.961	27,677	192,659	0.27%	1.40%	(30.39%)
Spinnaker Advisor
2009	8.549	13,336	114,008	0.92%	1.45%	22.87%
2008	6.958	6,499	45,224	0.13%	1.45%	(30.42%)
Ibbotson Income and Growth Class I
Focus Tier I
2009	9.517	2,671	25,419	1.12%	1.35%	12.20%
2008	8.482	2,676	22,699	5.29%	1.35%	(16.09%)
2007	10.109	-	-	0.00%	1.35%	1.09%
Focus Tier II
2009	9.529	19,709	187,808	1.12%	1.30%	12.25%
2008	8.489	19,163	162,672	3.41%	1.30%	(16.05%)
2007	10.112	20,420	206,492	0.00%	1.30%	1.12%
Focus Tier I with GMDB
2009	9.492	771	7,323	1.16%	1.45%	12.08%
2008	8.469	782	6,627	3.98%	1.45%	(16.17%)
2007	10.103	-	-	0.00%	1.45%	1.03%
Ibbotson Income and Growth Class II
Spinnaker & Mainsail
2009	9.445	80,933	764,349	1.10%	1.40%	11.72%
2008	8.454	11,770	99,509	0.00%	1.40%	(15.46%)
Spinnaker Advisor
2009	9.437	20,275	191,347	1.97%	1.45%	11.65%
2008	8.452	-	-	0.00%	1.45%	(15.48%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
ING Global Resources
Spinnaker & Mainsail
2009	$31.146	53,544	$1,668,174	0.31%	1.40%	35.60%
2008	22.969	59,943	1,377,129	1.64%	1.40%	(41.82%)
2007	39.480	75,621	2,986,040	0.18%	1.40%	31.16%
2006	30.101	90,613	2,727,542	0.00%	1.40%	20.04%
2005	25.075	106,767	2,677,217	0.04%	1.40%	40.87%
Spinnaker Advisor
2009	26.612	2,500	66,564	0.29%	1.45%	35.53%
2008	19.635	4,622	90,768	1.37%	1.45%	(41.85%)
2007	33.767	10,620	358,647	0.16%	1.45%	31.09%
2006	25.758	10,004	257,680	0.00%	1.45%	19.98%
2005	21.468	27,035	580,395	0.05%	1.45%	40.80%
ING JP Morgan Emerging Markets Equity I
Spinnaker & Mainsail
2009	22.333	77,533	1,731,630	1.59%	1.40%	69.63%
2008	13.166	96,211	1,266,779	2.64%	1.40%	(51.83%)
2007	27.335	112,873	3,085,454	1.17%	1.40%	36.87%
2006	19.972	131,382	2,623,971	0.64%	1.40%	34.29%
2005	14.872	163,469	2,431,066	0.71%	1.40%	32.99%
JP Morgan Insurance Trust International Equity I1
Spinnaker & Mainsail
2009	16.888	392,727	6,633,450	1.55%	1.40%	39.32%
Spinnaker Advisor
2009	16.832	62,695	1,055,446	1.57%	1.45%	39.27%
Spinnaker with GMDB
2009	16.698	22	347	1.57%	1.60%	39.13%
Spinnaker Choice
2009	12.549	3,129	39,281	1.37%	1.55%	39.18%
Spinnaker Choice with GMDB
2009	12.407	-	-	0.00%	1.75%	38.99%
JP Morgan Insurance Trust Mid Cap Value I1
Spinnaker & Mainsail
2009	15.143	286,908	4,345,146	0.00%	1.40%	28.94%
Spinnaker Advisor
2009	15.092	48,086	725,842	0.00%	1.45%	28.89%
Spinnaker with EEB
2009	15.014	249	3,725	0.00%	1.55%	28.80%
Spinnaker with GMDB
2009	14.972	122	1,800	0.00%	1.60%	28.76%
Spinnaker Choice
2009	11.721	3,727	43,695	0.00%	1.55%	28.81%
JP Morgan Insurance Trust U.S. Equity I1
Spinnaker & Mainsail
2009	7.716	205,475	1,585,710	0.00%	1.40%	32.51%
Spinnaker Advisor
2009	7.458	226,270	1,687,713	0.00%	1.45%	32.48%
JP Morgan International Equity[1]
Spinnaker & Mainsail
2009	12.122	-	-	5.16%	1.40%	(4.51%)
2008	12.694	431,535	5,478,172	1.78%	1.40%	(42.17%)
2007	21.951	424,348	9,315,037	1.05%	1.40%	7.80%
2006	20.362	464,107	9,450,305	1.06%	1.40%	20.35%
2005	16.919	428,966	7,257,856	0.79%	1.40%	9.15%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
JP Morgan International Equity[1] (Continued)
Spinnaker Advisor
2009	$12.086	-	$-	5.07%	1.45%	(4.52%)
2008	12.658	68,633	868,801	1.79%	1.45%	(42.20%)
2007	21.900	79,595	1,743,153	1.08%	1.45%	7.75%
2006	20.325	102,274	2,078,724	1.04%	1.45%	20.29%
2005	16.897	96,506	1,630,643	0.42%	1.45%	9.10%
Spinnaker with GMDB
2009	12.002	-	-	5.25%	1.60%	(4.56%)
2008	12.576	30	367	1.73%	1.60%	(42.29%)
2007	21.791	30	642	1.10%	1.60%	7.59%
2006	20.254	30	603	0.59%	1.60%	20.11%
2005	16.863	8	132	0.00%	1.60%	8.94%
Spinnaker Choice
2009	9.012	-	-	5.27%	1.55%	(4.60%)
2008	9.447	4,495	42,461	1.74%	1.55%	(42.26%)
2007	16.360	4,570	74,773	0.98%	1.55%	7.64%
2006	15.198	6,274	95,360	1.34%	1.55%	20.17%
2005	12.647	16,810	212,603	0.03%	1.55%	8.99%
Spinnaker Choice with GMDB
2009	8.927	-	-	5.19%	1.75%	(4.62%)
2008	9.359	31	283	2.10%	1.75%	(42.37%)
2007	16.240	332	5,379	1.19%	1.75%	7.43%
2006	15.117	1,334	20,161	1.06%	1.75%	19.93%
2005	12.605	1,444	18,206	0.00%	1.75%	8.78%
JP Morgan Mid-Cap Value[1]
Spinnaker & Mainsail
2009	11.744	-	-	2.60%	1.40%	(3.12%)
2008	12.122	315,960	3,830,174	1.10%	1.40%	(34.14%)
2007	18.405	355,902	6,550,540	0.86%	1.40%	1.02%
2006	18.219	357,762	6,518,179	0.59%	1.40%	15.22%
2005	15.812	307,615	4,864,142	0.17%	1.40%	7.70%
Spinnaker Advisor
2009	11.709	-	-	2.43%	1.45%	(3.14%)
2008	12.088	66,039	798,286	1.14%	1.45%	(34.17%)
2007	18.362	100,305	1,841,860	0.89%	1.45%	0.97%
2006	18.186	97,696	1,776,693	0.53%	1.45%	15.17%
2005	15.791	109,221	1,724,751	0.13%	1.45%	7.64%
Spinnaker with EEB
2009	11.656	-	-	2.92%	1.55%	(3.16%)
2008	12.037	174	2,087	0.99%	1.55%	(34.24%)
2007	18.304	96	1,757	0.73%	1.55%	0.87%
2006	18.146	34	618	0.00%	1.55%	81.46%
Spinnaker with GMDB
2009	11.627	-	-	2.68%	1.60%	(3.18%)
2008	12.009	116	1,376	1.09%	1.60%	(34.27%)
2007	18.271	111	2,021	0.91%	1.60%	0.82%
2006	18.122	19	352	0.00%	1.60%	81.22%
Spinnaker Choice
2009	9.100	-	-	2.66%	1.55%	(3.17%)
2008	9.397	3,800	35,709	1.01%	1.55%	(34.24%)
2007	14.289	3,010	43,017	1.15%	1.55%	0.87%
2006	14.166	13,230	187,424	0.39%	1.55%	15.05%
2005	12.313	4,004	49,299	0.00%	1.55%	7.54%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
JP Morgan US Large Cap Core Equity[1]
Spinnaker & Mainsail
2009	$5.823	-	$-	2.61%	1.40%	(1.49%)
2008	5.911	232,537	1,374,647	1.38%	1.40%	(34.90%)
2007	9.080	281,098	2,552,470	1.12%	1.40%	0.24%
2006	9.058	337,181	3,054,407	1.02%	1.40%	14.95%
2005	7.880	417,620	3,290,769	1.26%	1.40%	(0.05%)
Spinnaker Advisor
2009	5.630	-	-	2.61%	1.45%	(1.51%)
2008	5.716	244,263	1,396,309	1.40%	1.45%	(34.93%)
2007	8.785	285,380	2,507,096	1.16%	1.45%	0.19%
2006	8.768	393,426	3,449,744	0.99%	1.45%	14.90%
2005	7.631	467,924	3,570,828	1.31%	1.45%	(0.10%)
Mutual Shares Securities
Spinnaker & Mainsail
2009	11.630	614,281	7,144,093	1.95%	1.40%	24.29%
2008	9.357	607,390	5,683,171	3.05%	1.40%	(37.98%)
2007	15.087	593,186	8,949,714	1.40%	1.40%	2.03%
2006	14.787	512,957	7,585,022	1.34%	1.40%	16.75%
2005	12.666	425,366	5,387,871	0.90%	1.40%	9.02%
Spinnaker Advisor
2009	11.585	57,337	664,268	1.93%	1.45%	24.24%
2008	9.325	47,652	444,374	3.09%	1.45%	(38.02%)
2007	15.045	49,897	750,681	1.52%	1.45%	1.98%
2006	14.752	34,647	511,123	1.44%	1.45%	16.68%
2005	12.643	51,258	648,060	0.81%	1.45%	8.96%
Spinnaker with GMDB
2009	11.499	802	9,190	1.95%	1.60%	24.06%
2008	9.269	802	7,414	3.03%	1.60%	(38.11%)
2007	14.977	802	11,995	1.43%	1.60%	1.83%
2006	14.708	802	11,792	1.31%	1.60%	16.51%
2005	12.624	802	10,125	1.26%	1.60%	8.80%
Spinnaker Choice
2009	10.848	5,235	56,786	2.01%	1.55%	24.10%
2008	8.741	5,071	44,330	3.00%	1.55%	(38.08%)
2007	14.116	5,781	81,598	1.42%	1.55%	1.88%
2006	13.855	7,498	103,880	0.63%	1.55%	16.57%
2005	11.886	1,661	19,744	1.11%	1.55%	8.86%
Spinnaker Choice with GMDB
2009	10.726	564	6,032	1.94%	1.75%	23.87%
2008	8.659	564	4,873	3.03%	1.75%	(38.20%)
2007	14.012	564	7,889	1.42%	1.75%	1.67%
2006	13.782	564	7,768	1.31%	1.75%	16.33%
2005	11.847	564	6,676	0.00%	1.75%	8.65%
Neuberger Berman AMT Guardian Class S
Spinnaker & Mainsail
2009	8.324	5,719	47,606	1.05%	1.40%	27.71%
2008	6.518	5,076	33,086	1.06%	1.40%	(34.82%)
Spinnaker Advisor
2009	8.317	28	214	1.22%	1.45%	27.64%
2008	6.516	9	61	0.00%	1.45%	(34.84%)
Neuberger Berman AMT Mid Cap Growth Class S
Spinnaker & Mainsail
2009	8.033	43,714	351,142	0.00%	1.40%	29.52%
2008	6.202	23,828	147,785	0.00%	1.40%	(37.98%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Neuberger Berman AMT Mid Cap Growth Class S (Continued)
Spinnaker Advisor
2009	$8.026	4,353	$34,931	0.00%	1.45%	29.45%
2008	6.200	31	193	0.00%	1.45%	(38.00%)
Neuberger Berman AMT Regency Class S
Spinnaker & Mainsail
2009	8.013	2,069	16,575	1.11%	1.40%	44.12%
2008	5.560	-	-	0.00%	1.40%	(44.40%)
PIMCO All Asset Portfolio Advisor
Spinnaker & Mainsail
2009	11.387	36,300	413,365	6.96%	1.40%	19.74%
2008	9.510	22,161	210,752	6.18%	1.40%	(17.08%)
2007	11.469	14,588	167,306	7.13%	1.40%	6.68%
2006	10.751	17,780	191,160	5.90%	1.40%	3.11%
2005	10.427	11,226	117,045	5.73%	1.40%	4.19%
Spinnaker Advisor
2009	11.361	3,128	35,535	7.08%	1.45%	19.68%
2008	9.493	2,876	27,295	6.15%	1.45%	(17.12%)
2007	11.454	2,459	28,162	7.26%	1.45%	6.63%
2006	10.742	5,239	56,279	5.29%	1.45%	3.06%
2005	10.423	5,200	54,204	4.27%	1.45%	4.15%
Spinnaker Choice
2009	11.308	11	116	6.64%	1.55%	19.56%
2008	9.458	11	103	5.70%	1.55%	(17.20%)
2007	11.423	12	132	1.56%	1.55%	6.51%
2006	10.724	1,451	15,555	6.95%	1.55%	7.24%
PIMCO Commodity Fund Admin
Spinnaker & Mainsail
2009	9.833	298,984	2,939,992	6.14%	1.40%	39.55%
2008	7.046	239,853	1,689,955	4.66%	1.40%	(44.57%)
2007	12.712	192,212	2,443,409	4.80%	1.40%	21.52%
2006	10.461	145,969	1,526,963	5.22%	1.40%	(4.44%)
2005	10.947	86,327	945,040	2.27%	1.40%	10.35%
Spinnaker Advisor
2009	9.810	57,481	563,905	6.40%	1.45%	39.49%
2008	7.033	42,197	296,764	4.27%	1.45%	(44.60%)
2007	12.695	51,262	650,775	4.52%	1.45%	21.46%
2006	10.452	59,485	621,744	5.16%	1.45%	(4.50%)
2005	10.944	41,710	456,452	1.94%	1.45%	10.32%
Spinnaker with EEB
2009	9.764	217	2,103	6.41%	1.55%	39.35%
2008	7.007	150	1,044	4.90%	1.55%	(44.66%)
2007	12.661	93	1,169	5.33%	1.55%	21.33%
2006	10.435	32	329	14.46%	1.55%	4.35%
Spinnaker with GMDB
2009	9.742	-	-	1.85%	1.60%	39.29%
2008	6.994	3	23	4.80%	1.60%	(44.69%)
2007	12.644	3	42	5.56%	1.60%	21.27%
2006	10.426	3	35	5.68%	1.60%	(4.64%)
2005	10.933	3	36	2.83%	1.60%	10.21%
Spinnaker Choice
2009	9.764	8,781	85,709	5.55%	1.55%	39.35%
2008	7.007	14,916	104,492	6.22%	1.55%	(44.66%)
2007	12.661	3,202	40,543	4.63%	1.55%	21.33%
2006	10.435	2,441	25,473	4.03%	1.55%	4.58%
2005	10.936	3,744	40,942	2.59%	1.55%	10.24%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO Commodity Fund Admin (Continued)
Spinnaker Choice with GMDB
2009	$9.673	245	$2,380	5.84%	1.75%	39.06%
2008	6.956	257	1,791	4.26%	1.75%	(44.76%)
2007	12.593	360	4,541	5.15%	1.75%	21.09%
2006	10.400	346	3,598	4.51%	1.75%	4.77%
2005	10.921	375	4,091	46.96%	1.75%	10.09%
Pioneer Bond VCT Class I
Spinnaker & Mainsail
2009	31.294	132,369	4,139,523	5.58%	1.40%	15.99%
2008	26.980	153,308	4,135,066	5.29%	1.40%	(2.02%)
2007	27.535	187,451	5,160,148	4.97%	1.40%	5.08%
2006	26.205	217,260	5,692,739	5.21%	1.40%	3.25%
2005	25.381	250,370	6,354,708	9.87%	1.40%	1.20%
Spinnaker Advisor
2009	15.314	70,178	1,073,878	5.57%	1.45%	15.94%
2008	13.209	81,374	1,074,537	5.29%	1.45%	(2.07%)
2007	13.488	97,167	1,310,213	4.97%	1.45%	5.02%
2006	12.843	118,254	1,518,553	5.19%	1.45%	3.20%
2005	12.445	141,769	1,764,370	9.64%	1.45%	1.15%
Pioneer Emerging Markets VCT Class II
Spinnaker & Mainsail
2009	18.734	159,022	2,979,178	0.89%	1.40%	71.60%
2008	10.917	140,560	1,534,542	0.09%	1.40%	(58.89%)
2007	26.553	129,290	3,433,027	0.32%	1.40%	40.46%
2006	18.904	96,275	1,819,963	0.35%	1.40%	33.63%
2005	14.147	21,555	304,935	0.19%	1.40%	35.70%
Spinnaker Advisor
2009	18.687	38,750	724,121	0.86%	1.45%	71.52%
2008	10.895	29,956	326,374	0.08%	1.45%	(58.91%)
2007	26.512	27,484	728,642	0.34%	1.45%	40.39%
2006	18.884	16,505	311,684	0.27%	1.45%	33.56%
2005	14.139	3,228	45,636	0.14%	1.45%	35.64%
Spinnaker with GMDB
2009	18.545	682	12,626	0.88%	1.60%	71.27%
2008	10.828	682	7,370	0.09%	1.60%	(58.97%)
2007	26.390	682	17,944	0.34%	1.60%	40.18%
2006	18.826	661	12,438	0.40%	1.60%	88.26%
Spinnaker Choice
2009	18.592	2,510	46,668	0.88%	1.55%	71.34%
2008	10.851	3,406	36,963	0.09%	1.55%	(58.94%)
2007	26.430	15,356	405,879	0.61%	1.55%	40.25%
2006	18.845	22,694	427,676	0.05%	1.55%	88.45%
Pioneer Equity Income VCT Class II
Spinnaker & Mainsail
2009	9.778	344,220	3,365,682	3.12%	1.40%	12.31%
2008	8.706	271,283	2,361,796	2.62%	1.40%	(31.45%)
2007	12.700	242,577	3,080,684	2.41%	1.40%	(0.86%)
2006	12.810	147,363	1,887,770	1.64%	1.40%	20.43%
2005	10.637	480,888	5,115,226	2.48%	1.40%	4.06%
Spinnaker Advisor
2009	9.753	30,789	300,278	3.16%	1.45%	12.26%
2008	8.688	24,587	213,620	2.49%	1.45%	(31.48%)
2007	12.680	29,081	368,751	2.22%	1.45%	(0.91%)
2006	12.797	30,516	390,508	3.42%	1.45%	20.37%
2005	10.631	11,713	124,524	2.79%	1.45%	4.00%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Equity Income VCT Class II (Continued)
Spinnaker with GMDB
2009	$9.679	65	$592	3.11%	1.60%	12.09%
2008	8.635	61	515	2.65%	1.60%	(31.59%)
2007	12.622	57	717	2.54%	1.60%	(1.06%)
2006	12.757	26	337	3.50%	1.60%	27.57%
Spinnaker Choice
2009	9.703	4,676	45,366	3.10%	1.55%	12.13%
2008	8.653	5,335	46,157	2.49%	1.55%	(31.55%)
2007	12.641	3,009	38,021	2.68%	1.55%	(1.01%)
Pioneer Fund VCT Class I
Spinnaker & Mainsail
2009	48.511	845,050	40,995,646	1.81%	1.40%	23.46%
2008	39.293	963,940	37,877,452	1.82%	1.40%	(35.18%)
2007	60.622	1,130,394	68,527,840	1.20%	1.40%	3.52%
2006	58.560	1,341,636	78,567,204	1.33%	1.40%	15.02%
2005	50.915	1,564,272	79,644,315	1.31%	1.40%	4.70%
Spinnaker Advisor
2009	7.614	47,186	359,294	1.83%	1.45%	23.40%
2008	6.170	57,815	356,755	1.83%	1.45%	(35.22%)
2007	9.524	66,706	635,356	1.16%	1.45%	3.47%
2006	9.205	100,061	921,084	1.34%	1.45%	14.96%
2005	8.007	110,226	882,608	1.28%	1.45%	4.65%
Pioneer Growth Opportunities VCT Class I
Spinnaker & Mainsail
2009	42.971	921,763	39,610,528	0.00%	1.40%	42.55%
2008	30.144	1,023,845	30,863,857	0.00%	1.40%	(36.39%)
2007	47.389	1,210,224	57,351,857	0.00%	1.40%	(5.20%)
2006	49.990	1,473,487	73,660,152	0.00%	1.40%	4.13%
2005	48.006	1,788,116	85,840,023	0.00%	1.40%	5.21%
Spinnaker Advisor
2009	10.086	109,326	1,102,721	0.00%	1.45%	42.48%
2008	7.079	135,150	956,754	0.00%	1.45%	(36.42%)
2007	11.134	172,763	1,923,600	0.00%	1.45%	(5.25%)
2006	11.751	221,561	2,603,634	0.00%	1.45%	4.08%
2005	11.290	325,607	3,676,253	0.00%	1.45%	5.15%
Pioneer High Yield VCT Class II
Spinnaker & Mainsail
2009	11.292	104,662	1,180,820	7.70%	1.40%	58.04%
2008	7.145	93,574	669,051	8.30%	1.40%	(36.61%)
2007	11.272	71,285	803,380	5.10%	1.40%	4.13%
2006	10.825	19,265	208,522	5.39%	1.40%	6.74%
2005	10.141	8,138	82,522	5.20%	1.40%	0.28%
Spinnaker Advisor
2009	11.264	18,223	205,140	6.81%	1.45%	57.98%
2008	7.130	7,559	53,970	8.06%	1.45%	(36.65%)
2007	11.255	9,127	102,719	5.15%	1.45%	4.08%
2006	10.814	5,171	55,918	5.40%	1.45%	6.70%
2005	10.135	1,784	18,082	5.15%	1.45%	0.23%
Spinnaker with GMDB
2009	11.178	-	-	11.32%	1.60%	57.73%
2008	7.087	19	137	8.22%	1.60%	(36.74%)
2007	11.203	20	220	0.46%	1.60%	3.92%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer High Yield VCT Class II (Continued)
Spinnaker Choice
2009	$11.207	10,755	$120,307	8.13%	1.55%	57.82%
2008	7.101	144,013	1,022,461	7.79%	1.55%	(36.71%)
2007	11.220	3,758	42,149	5.16%	1.55%	3.97%
2006	10.791	1,353	14,592	5.56%	1.55%	7.91%
Pioneer Mid-Cap Value VCT Class I
Spinnaker & Mainsail
2009	21.431	399,310	8,557,915	1.55%	1.40%	23.84%
2008	17.306	454,540	7,866,348	1.14%	1.40%	(34.50%)
2007	26.423	538,761	14,236,103	0.77%	1.40%	4.11%
2006	25.381	633,805	16,086,897	1.02%	1.40%	11.03%
2005	22.859	741,101	16,941,202	0.30%	1.40%	6.39%
Spinnaker Advisor
2009	8.493	32,975	280,079	1.63%	1.45%	23.77%
2008	6.862	37,307	256,013	1.11%	1.45%	(34.54%)
2007	10.483	46,660	489,130	0.76%	1.45%	4.06%
2006	10.074	50,785	511,625	1.02%	1.45%	10.97%
2005	9.078	64,279	583,512	0.31%	1.45%	6.34%
Pioneer Money Market VCT Class I
Spinnaker & Mainsail
2009	18.581	156,354	2,904,163	0.18%	1.40%	(1.22%)
2008	18.811	175,076	3,292,332	2.38%	1.40%	0.96%
2007	18.633	207,966	3,873,948	4.71%	1.40%	3.38%
2006	18.025	249,012	4,488,253	4.37%	1.40%	3.05%
2005	17.491	286,711	5,014,832	2.41%	1.40%	1.05%
Spinnaker Advisor
2009	10.980	60,188	660,549	0.17%	1.45%	(1.28%)
2008	11.122	62,162	691,032	2.37%	1.45%	0.91%
2007	11.022	67,370	742,230	4.73%	1.45%	3.32%
2006	10.667	137,671	1,468,556	4.47%	1.45%	2.99%
2005	10.357	98,224	1,017,284	2.34%	1.45%	1.00%
Pioneer Real Estate VCT Class II
Spinnaker & Mainsail
2009	7.638	282,324	2,156,337	4.54%	1.40%	29.72%
2008	5.888	213,271	1,255,660	4.18%	1.40%	(39.20%)
2007	9.685	158,789	1,537,852	2.90%	1.40%	(20.23%)
2006	12.141	61,478	746,397	2.45%	1.40%	21.41%
Spinnaker Advisor
2009	7.624	70,934	540,781	4.51%	1.45%	29.66%
2008	5.880	62,604	368,094	4.10%	1.45%	(39.24%)
2007	9.677	47,621	460,824	2.66%	1.45%	(20.27%)
2006	12.137	21,226	257,617	2.20%	1.45%	21.37%
Spinnaker with EEB
2009	7.596	267	2,007	4.56%	1.55%	29.54%
2008	5.864	170	988	4.42%	1.55%	(39.30%)
2007	9.661	88	847	3.04%	1.55%	(20.35%)
2006	12.129	30	363	2.65%	1.55%	21.29%
Spinnaker with GMDB
2009	7.582	77	555	4.51%	1.60%	29.47%
2008	5.856	77	446	4.03%	1.60%	(39.33%)
2007	9.652	77	738	2.58%	1.60%	(20.40%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Real Estate VCT Class II (Continued)
Spinnaker Choice
2009	$7.596	5,322	$40,419	4.52%	1.55%	29.54%
2008	5.864	5,516	32,344	4.55%	1.55%	(39.30%)
2007	9.661	3,698	35,718	2.29%	1.55%	(20.35%)
2006	12.129	8,742	106,025	2.57%	1.55%	21.29%
Pioneer Small-Cap Value VCT Class I1
Spinnaker & Mainsail
2009	13.606	-	-	1.09%	1.40%	(4.38%)
2008	14.229	390,883	5,562,029	0.59%	1.40%	(38.87%)
2007	23.276	505,500	11,765,839	0.70%	1.40%	(8.26%)
2006	25.372	600,759	15,242,261	0.82%	1.40%	10.71%
2005	22.917	675,901	15,489,898	0.61%	1.40%	13.35%
Spinnaker Advisor
2009	11.757	-	-	0.95%	1.45%	(4.40%)
2008	12.298	86,119	1,059,122	0.62%	1.45%	(38.90%)
2007	20.127	119,200	2,399,149	0.71%	1.45%	(8.31%)
2006	21.951	172,660	3,789,995	0.81%	1.45%	10.66%
2005	19.837	251,176	4,982,639	0.58%	1.45%	13.30%
Spinnaker with GMDB
2009	13.471	-	-	1.60%	1.60%	(4.44%)
2008	14.097	87	1,219	0.60%	1.60%	(38.99%)
2007	23.105	87	2,004	0.69%	1.60%	(8.45%)
2006	25.237	87	2,204	0.81%	1.60%	10.49%
2005	22.841	87	1,998	0.61%	1.60%	13.12%
Pioneer Small-Cap Value VCT Class II1
Spinnaker & Mainsail
2009	6.688	-	-	0.65%	1.40%	(4.62%)
2008	7.012	230,887	1,618,999	0.24%	1.40%	(38.97%)
2007	11.489	237,023	2,723,252	0.52%	1.40%	(8.48%)
2006	12.554	231,065	2,900,693	0.00%	1.40%	12.56%
2005	11.153	229,855	2,563,540	0.00%	1.40%	9.56%
Spinnaker Advisor
2009	6.674	-	-	0.67%	1.45%	(4.63%)
2008	6.998	39,270	274,802	0.24%	1.45%	(39.00%)
2007	11.472	65,847	755,382	0.50%	1.45%	(8.52%)
2006	12.541	73,594	922,912	0.00%	1.45%	12.51%
2005	11.147	54,401	606,401	0.00%	1.45%	9.51%
Spinnaker with EEB
2009	6.644	-	-	3.36%	1.55%	(4.66%)
2008	6.969	194	1,347	0.22%	1.55%	(39.06%)
2007	11.436	103	1,172	0.47%	1.55%	(8.62%)
2006	12.515	36	444	0.00%	1.55%	25.15%
Spinnaker with GMDB
2009	6.630	-	-	0.88%	1.60%	(4.67%)
2008	6.955	55	373	0.19%	1.60%	(39.09%)
2007	11.419	55	617	0.44%	1.60%	(8.66%)
2006	12.502	55	680	0.00%	1.60%	12.34%
2005	11.129	3	29	0.00%	1.60%	9.33%
Spinnaker Choice
2009	6.644	-	-	0.40%	1.55%	(4.66%)
2008	6.969	3,062	21,337	0.24%	1.55%	(39.06%)
2007	11.436	3,534	40,407	0.46%	1.55%	(8.62%)
2006	12.515	4,914	61,495	0.00%	1.55%	12.39%
2005	11.135	3,803	42,343	0.00%	1.55%	9.40%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Small-Cap Value VCT Class II1 (Continued)
Spinnaker Choice with GMDB
2009	$6.586	-	$-	0.92%	1.75%	(4.71%)
2008	6.912	7	43	0.25%	1.75%	(39.19%)
2007	11.366	67	757	0.54%	1.75%	(8.80%)
2006	12.463	252	3,142	0.00%	1.75%	12.17%
2005	11.111	273	3,035	0.00%	1.75%	9.17%
Pioneer Strategic Income VCT Class II
Spinnaker & Mainsail
2009	12.460	276,227	3,441,768	7.88%	1.40%	27.48%
2008	9.774	198,836	1,944,023	6.80%	1.40%	(12.95%)
2007	11.228	130,537	1,465,496	5.19%	1.40%	4.69%
2006	10.725	38,174	409,361	5.24%	1.40%	4.77%
2005	10.237	25,365	259,657	5.62%	1.40%	1.07%
Spinnaker Advisor
2009	12.428	58,058	721,522	7.98%	1.45%	27.41%
2008	9.754	48,933	477,426	6.91%	1.45%	(13.00%)
2007	11.211	31,512	353,217	5.15%	1.45%	4.64%
2006	10.713	13,211	141,523	5.16%	1.45%	4.71%
2005	10.231	31,103	318,214	5.63%	1.45%	1.01%
Spinnaker Choice
2009	12.365	3,633	44,843	7.85%	1.55%	27.28%
2008	9.715	2,499	24,246	6.80%	1.55%	(13.08%)
2007	11.177	3,723	41,594	5.24%	1.55%	4.54%
2006	10.691	627	6,705	5.24%	1.55%	4.61%
2005	10.220	435	4,443	5.69%	1.55%	0.91%
Summit Balance Index
Spinnaker & Mainsail
2009	9.255	6,943	64,254	2.95%	1.40%	16.77%
2008	7.926	305	2,411	1.25%	1.40%	(20.74%)
Summit Barclays Aggregate Bond Index
Spinnaker & Mainsail
2009	10.667	90,933	970,011	7.91%	1.40%	3.13%
2008	10.343	26,513	274,227	3.11%	1.40%	3.43%
Spinnaker Advisor
2009	10.658	14,176	151,118	9.24%	1.45%	3.08%
2008	10.340	1,457	15,072	2.52%	1.45%	3.40%
Summit EAFE International Index F Class
Spinnaker & Mainsail
2009	7.419	3,160	23,478	1.42%	1.40%	25.72%
2008	5.901	23	137	0.00%	1.40%	(40.99%)
Spinnaker Advisor
2009	7.413	8,361	61,893	3.75%	1.45%	25.67%
2008	5.899	-	-	0.00%	1.45%	(41.01%)
Summit NASDAQ 100 Index
Spinnaker & Mainsail
2009	9.474	8,298	78,617	0.12%	1.40%	51.37%
2008	6.259	1,345	8,416	0.14%	1.40%	(37.41%)
Spinnaker Advisor
2009	9.466	802	7,603	0.10%	1.45%	51.29%
2008	6.257	-	-	0.00%	1.45%	(37.43%)
Summit Russell 2000 Small Cap Index F Class
Spinnaker & Mainsail
2009	8.656	74,597	645,726	0.39%	1.40%	24.23%
2008	6.968	21,303	148,448	0.64%	1.40%	(30.32%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Summit Russell 2000 Small Cap Index F Class (Continued)
Spinnaker Advisor
2009	$8.649	16,421	$142,036	0.41%	1.45%	24.16%
2008	6.966	3,327	23,183	0.36%	1.45%	(30.34%)
Summit S&P Mid Cap 400 Index F Class
Spinnaker & Mainsail
2009	8.582	8,833	75,818	0.29%	1.40%	34.20%
2008	6.395	1,965	12,566	0.70%	1.40%	(36.05%)
Templeton Developing Markets II
Spinnaker & Mainsail
2009	21.274	223,664	4,758,030	3.97%	1.40%	70.19%
2008	12.500	219,489	2,743,459	2.74%	1.40%	(53.36%)
2007	26.803	222,156	5,954,562	2.23%	1.40%	26.98%
2006	21.107	206,618	4,361,163	1.11%	1.40%	26.31%
2005	16.710	169,302	2,829,088	1.26%	1.40%	25.66%
Spinnaker Advisor
2009	22.003	32,728	720,107	4.31%	1.45%	70.12%
2008	12.934	33,949	439,116	2.35%	1.45%	(53.39%)
2007	27.749	59,929	1,662,974	2.24%	1.45%	26.92%
2006	21.863	69,301	1,515,144	1.11%	1.45%	26.25%
2005	17.317	67,312	1,165,654	1.09%	1.45%	25.59%
Spinnaker Choice
2009	19.297	1,229	23,712	6.40%	1.55%	69.94%
2008	11.355	2,271	25,794	2.50%	1.55%	(53.44%)
2007	24.386	11,472	279,748	1.51%	1.55%	26.79%
2006	19.233	17,149	329,815	0.91%	1.55%	26.13%
2005	15.249	4,004	61,063	0.34%	1.55%	25.48%
Spinnaker Choice with GMDB
2009	19.080	128	2,448	4.81%	1.75%	69.60%
2008	11.250	161	1,811	2.63%	1.75%	(53.53%)
2007	24.208	124	3,014	0.00%	1.75%	26.54%
Templeton Global Bond Securities II1
Spinnaker & Mainsail
2009	14.633	356,507	5,216,618	13.77%	1.40%	17.04%
2008	12.503	280,417	3,506,054	3.43%	1.40%	4.73%
2007	11.938	132,745	1,584,750	2.13%	1.40%	9.45%
2006	10.907	45,542	496,738	3.00%	1.40%	11.21%
2005	9.808	27,212	266,901	6.15%	1.40%	2.05%
Spinnaker Advisor
2009	14.598	57,500	839,397	13.57%	1.45%	16.97%
2008	12.480	36,287	452,866	3.80%	1.45%	4.68%
2007	11.922	53,948	643,175	2.52%	1.45%	9.39%
2006	10.898	23,753	258,863	1.82%	1.45%	11.15%
2005	9.805	8,039	78,817	5.23%	1.45%	2.08%
Spinnaker with GMDB
2009	14.496	-	-	26.73%	1.60%	16.80%
2008	12.411	109	1,343	3.62%	1.60%	4.51%
2007	11.875	110	1,301	0.00%	1.60%	9.24%
Spinnaker Choice
2009	14.530	5,756	83,609	14.56%	1.55%	16.86%
2008	12.434	6,173	76,734	3.96%	1.55%	4.58%
2007	11.890	5,105	60,706	2.61%	1.55%	9.28%
2006	10.880	2,145	23,339	0.00%	1.55%	8.80%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Templeton Global Bond Securities II1 (Continued)
Spinnaker Choice with GMDB
2009	$14.395	285	$4,095	14.37%	1.75%	16.62%
2008	12.343	286	3,520	3.63%	1.75%	4.36%
2007	11.827	284	3,361	2.79%	1.75%	9.07%
2006	10.844	286	3,096	4.66%	1.75%	8.44%
Templeton Growth Securities II
Spinnaker & Mainsail
2009	11.333	491,961	5,574,153	3.17%	1.40%	29.28%
2008	8.766	467,717	4,099,122	1.77%	1.40%	(43.13%)
2007	15.413	449,320	6,925,660	1.32%	1.40%	0.91%
2006	15.273	408,888	6,245,212	1.32%	1.40%	20.12%
2005	12.715	348,066	4,425,710	1.13%	1.40%	7.35%
Spinnaker Advisor
2009	11.290	31,517	355,816	3.20%	1.45%	29.22%
2008	8.737	34,135	298,231	1.80%	1.45%	(43.16%)
2007	15.370	35,308	542,691	1.51%	1.45%	0.87%
2006	15.238	28,349	431,989	1.28%	1.45%	20.06%
2005	12.692	33,757	428,440	1.07%	1.45%	7.30%
Spinnaker with GMDB
2009	11.205	659	7,384	3.14%	1.60%	29.02%
2008	8.685	659	5,721	1.78%	1.60%	(43.24%)
2007	15.301	659	10,081	1.31%	1.60%	0.72%
2006	15.192	659	10,019	1.34%	1.60%	19.88%
2005	12.673	659	8,357	1.74%	1.60%	7.14%
Spinnaker Choice
2009	10.657	2,882	30,704	2.92%	1.55%	29.08%
2008	8.256	4,176	34,470	1.78%	1.55%	(43.21%)
2007	14.538	4,415	64,185	1.13%	1.55%	0.77%
2006	14.427	5,869	84,673	1.36%	1.55%	19.94%
2005	12.029	3,641	43,793	1.51%	1.55%	7.20%
Spinnaker Choice with GMDB
2009	10.537	558	5,877	3.15%	1.75%	28.83%
2008	8.179	558	4,566	1.78%	1.75%	(43.32%)
2007	14.431	558	8,058	1.32%	1.75%	0.56%
2006	14.351	558	8,012	1.34%	1.75%	19.70%
2005	11.989	558	6,690	0.00%	1.75%	6.99%
Vanguard Balanced
Focus Tier I
2009	9.276	26,972	250,185	3.91%	1.35%	21.25%
2008	7.650	23,163	177,188	3.10%	1.35%	(23.61%)
2007	10.014	16,968	169,919	0.00%	1.35%	0.14%
Focus Tier II
2009	9.288	3,006	27,917	1.59%	1.30%	21.32%
2008	7.656	774	5,924	0.00%	1.30%	(23.57%)
2007	10.017	-	-	0.00%	1.30%	0.17%
Focus Tier III
2009	9.312	8,215	76,492	4.42%	1.20%	21.44%
2008	7.668	8,215	62,991	3.42%	1.20%	(23.50%)
2007	10.023	8,215	82,337	0.00%	1.20%	0.23%
Focus Tier I with GMDB
2009	9.252	327	3,009	4.42%	1.45%	21.13%
2008	7.638	332	2,532	0.00%	1.45%	(23.69%)
2007	10.009	-	-	0.00%	1.45%	0.09%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Balanced (Continued)
Focus Tier II with GMDB
2009	$9.264	38,110	$353,038	4.53%	1.40%	21.19%
2008	7.644	39,579	302,530	0.00%	1.40%	(23.64%)
2007	10.011	-	-	0.00%	1.40%	0.11%
Focus Tier V with GMDB
2009	9.336	8,360	78,042	0.00%	1.10%	21.56%
2008	7.680	-	-	0.00%	1.10%	(23.42%)
2007	10.029	-	-	0.00%	1.10%	0.29%
Vanguard High Yield Bond
Focus Tier I
2009	10.255	23,216	238,062	7.51%	1.35%	36.99%
2008	7.486	19,577	146,543	5.52%	1.35%	(22.99%)
2007	9.721	4,863	47,272	0.00%	1.35%	(2.79%)
Focus Tier II
2009	10.268	21,049	216,127	8.01%	1.30%	37.05%
2008	7.492	24,989	187,204	4.32%	1.30%	(22.95%)
2007	9.724	2,847	27,685	0.00%	1.30%	(2.76%)
Focus Tier III
2009	10.294	14,260	146,791	7.05%	1.20%	37.20%
2008	7.503	4,078	30,598	0.00%	1.20%	(22.89%)
2007	9.730	-	-	0.00%	1.20%	(2.70%)
Focus Tier I with GMDB
2009	10.228	5,032	51,467	6.07%	1.45%	36.85%
2008	7.474	2,274	16,999	4.89%	1.45%	(23.08%)
2007	9.716	-	-	0.00%	1.45%	(2.84%)
Focus Tier II with GMDB
2009	10.241	2,865	29,339	9.53%	1.40%	36.91%
2008	7.480	4,538	33,940	6.53%	1.40%	(23.04%)
2007	9.719	1,532	14,886	0.00%	1.40%	(2.81%)
Focus Tier V with GMDB
2009	10.321	15,018	154,998	8.19%	1.10%	37.34%
2008	7.515	17,452	131,158	8.15%	1.10%	(22.80%)
2007	9.735	17,452	169,905	0.00%	1.10%	(2.65%)
Vanguard International
Focus Tier I
2009	7.894	45,640	360,285	3.48%	1.35%	40.86%
2008	5.604	39,019	218,655	1.20%	1.35%	(45.66%)
2007	10.312	7,003	72,217	0.00%	1.35%	3.12%
Focus Tier II
2009	7.904	52,809	417,419	3.54%	1.30%	40.94%
2008	5.608	30,468	170,873	1.54%	1.30%	(45.63%)
2007	10.315	4,174	43,055	0.00%	1.30%	3.15%
Focus Tier III
2009	7.925	27,006	214,012	3.20%	1.20%	41.09%
2008	5.617	10,424	58,551	0.00%	1.20%	(45.58%)
2007	10.321	-	-	0.00%	1.20%	3.21%
Focus Tier I with GMDB
2009	7.874	6,626	52,170	3.36%	1.45%	40.73%
2008	5.595	4,745	26,546	0.63%	1.45%	(45.71%)
2007	10.306	-	-	0.00%	1.45%	3.06%
Focus Tier II with GMDB
2009	7.884	6,365	50,184	2.85%	1.40%	40.81%
2008	5.599	3,215	17,998	2.05%	1.40%	(45.69%)
2007	10.309	931	9,597	0.00%	1.40%	3.09%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard International (Continued)
Focus Tier V with GMDB
2009	$7.945	20,206	$160,542	3.04%	1.10%	41.22%
2008	5.626	10,926	61,465	2.56%	1.10%	(45.52%)
2007	10.327	10,926	112,827	0.00%	1.10%	3.27%
Vanguard Mid-Cap Index
Focus Tier I
2009	7.339	77,366	567,792	1.54%	1.35%	38.50%
2008	5.299	63,131	334,555	1.14%	1.35%	(42.60%)
2007	9.232	12,299	113,544	0.00%	1.35%	(7.68%)
Focus Tier II
2009	7.349	80,542	591,867	1.63%	1.30%	38.56%
2008	5.304	68,527	363,435	0.75%	1.30%	(42.57%)
2007	9.235	6,845	63,211	0.00%	1.30%	(7.65%)
Focus Tier III
2009	7.368	46,850	345,172	1.66%	1.20%	38.70%
2008	5.312	25,233	134,039	1.40%	1.20%	(42.51%)
2007	9.240	8,639	79,822	0.00%	1.20%	(7.60%)
Focus Tier I with GMDB
2009	7.320	17,624	129,012	1.49%	1.45%	38.35%
2008	5.291	10,567	55,910	0.67%	1.45%	(42.66%)
2007	9.227	-	-	0.00%	1.45%	(7.73%)
Focus Tier II with GMDB
2009	7.330	6,107	44,769	2.05%	1.40%	38.43%
2008	5.295	10,048	53,206	1.41%	1.40%	(42.63%)
2007	9.229	3,660	33,777	0.00%	1.40%	(7.71%)
Focus Tier V with GMDB
2009	7.387	-	-	2.42%	1.10%	38.85%
2008	5.320	43,299	230,365	1.63%	1.10%	(42.46%)
2007	9.245	43,299	400,314	0.00%	1.10%	(7.55%)
Vanguard REIT Index
Focus Tier I
2009	6.299	23,412	147,456	4.70%	1.35%	27.41%
2008	4.944	19,669	97,233	1.76%	1.35%	(38.08%)
2007	7.985	1,910	15,246	0.00%	1.35%	(20.15%)
Focus Tier II
2009	6.307	28,953	182,595	4.81%	1.30%	27.49%
2008	4.947	23,542	116,471	1.54%	1.30%	(38.07%)
2007	7.988	1,834	14,649	0.00%	1.30%	(20.12%)
Focus Tier III
2009	6.323	11,509	72,770	4.74%	1.20%	27.61%
2008	4.955	6,085	30,152	0.00%	1.20%	(38.00%)
2007	7.992	-	-	0.00%	1.20%	(20.08%)
Focus Tier I with GMDB
2009	6.282	2,444	15,361	5.04%	1.45%	27.27%
2008	4.936	1,640	8,096	2.15%	1.45%	(38.15%)
2007	7.981	-	-	0.00%	1.45%	(20.19%)
Focus Tier II with GMDB
2009	6.290	3,979	25,028	2.77%	1.40%	27.33%
2008	4.940	1,806	8,921	3.70%	1.40%	(38.12%)
2007	7.983	955	7,624	0.00%	1.40%	(20.17%)
Focus Tier V with GMDB
2009	6.339	-	-	7.07%	1.10%	27.73%
2008	4.963	11,181	55,497	3.42%	1.10%	(37.94%)
2007	7.997	11,181	89,415	0.00%	1.10%	(20.03%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Total Bond Market Index
Focus Tier I
2009	$11.389	64,371	$733,116	3.75%	1.35%	4.52%
2008	10.896	49,981	544,614	2.91%	1.35%	3.81%
2007	10.496	9,735	102,165	0.00%	1.35%	4.96%
Focus Tier II
2009	11.404	94,180	1,074,000	4.32%	1.30%	4.58%
2008	10.905	102,355	1,116,182	2.03%	1.30%	3.87%
2007	10.499	10,830	113,697	0.00%	1.30%	4.99%
Focus Tier III
2009	11.433	48,193	551,001	3.76%	1.20%	4.68%
2008	10.922	36,900	403,037	2.39%	1.20%	3.97%
2007	10.505	8,168	85,802	0.00%	1.20%	5.05%
Focus Tier I with GMDB
2009	11.360	18,865	214,301	3.82%	1.45%	4.42%
2008	10.879	9,310	101,295	2.00%	1.45%	3.71%
2007	10.490	-	-	0.00%	1.45%	4.90%
Focus Tier II with GMDB
2009	11.374	25,879	294,369	2.95%	1.40%	4.46%
2008	10.888	11,745	127,882	3.95%	1.40%	3.76%
2007	10.493	5,244	55,021	0.00%	1.40%	4.93%
Focus Tier V with GMDB
2009	11.463	96,229	1,103,028	3.74%	1.10%	4.79%
2008	10.939	60,397	660,709	4.29%	1.10%	4.07%
2007	10.511	60,397	634,821	0.00%	1.10%	5.11%
Vanguard Total Stock Market Index
Focus Tier I
2009	7.427	99,987	742,620	1.79%	1.35%	26.52%
2008	5.870	82,661	485,189	0.93%	1.35%	(38.12%)
2007	9.486	13,969	132,518	0.00%	1.35%	(5.14%)
Focus Tier II
2009	7.437	141,114	1,049,429	1.88%	1.30%	26.61%
2008	5.874	111,431	654,576	0.79%	1.30%	(38.10%)
2007	9.489	13,314	126,342	0.00%	1.30%	(5.11%)
Focus Tier III
2009	7.456	61,256	456,727	1.86%	1.20%	26.72%
2008	5.884	34,461	202,754	1.06%	1.20%	(38.02%)
2007	9.494	8,399	79,748	0.00%	1.20%	(5.06%)
Focus Tier I with GMDB
2009	7.408	24,688	182,888	1.70%	1.45%	26.42%
2008	5.860	12,235	71,704	0.62%	1.45%	(38.19%)
2007	9.481	-	-	0.00%	1.45%	(5.19%)
Focus Tier II with GMDB
2009	7.418	20,976	155,587	1.68%	1.40%	26.48%
2008	5.865	11,676	68,478	1.37%	1.40%	(38.16%)
2007	9.484	4,414	41,862	0.00%	1.40%	(5.16%)
Focus Tier V with GMDB
2009	7.475	-	-	2.71%	1.10%	26.85%
2008	5.893	52,408	308,830	1.53%	1.10%	(37.97%)
2007	9.500	52,408	497,869	0.00%	1.10%	(5.00%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Wanger USA
Spinnaker & Mainsail
2009	$38.470	8,453	$325,191	0.00%	1.40%	40.25%
2008	27.430	10,298	282,484	0.00%	1.40%	(40.52%)
2007	46.120	11,198	516,406	0.00%	1.40%	3.92%
2006	44.382	11,987	531,993	0.24%	1.40%	6.38%
2005	41.721	15,840	660,882	0.00%	1.40%	9.71%

  1  Reference Note 1 for current year name changes, reorganizations and commencement dates.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense charges and asset related administration charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2009 and 2008

and Each of the Three Years in the Period Ended

December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Department.

As described in Note 1 to the financial statements, the Company changed its method of accounting for deferred income taxes, loan-backed and structured securities, and variable annuities in 2009.

/s/ Ernst & Young LLP
Seattle, Washington
April 16, 2010

1

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	December 31,
	2009	2008
Admitted assets
Cash and invested assets:
Bonds	$14,480,111,022	$12,313,790,055
Preferred stocks	63,178,945	560,058,638
Common stocks:
Affiliated	76,998,356	56,784,961
Nonaffiliated	149,905,772	103,709,066
Mortgage loans	1,177,741,609	990,327,460
Contract loans	73,649,137	74,962,718
Cash, cash equivalents, and short-term investments	51,800,983	297,912,055
Limited partnerships and other invested assets	84,552,891	82,412,574
Surplus notes	34,988,317	35,013,365
Receivable for securities sold	8,564,332	11,834,953
Options	1,776,506	2,274,242

Total cash and invested assets	16,203,267,870	14,529,080,087
Investment income, due and accrued	197,366,284	171,566,124
Uncollected premiums (net of loading of $(862,568) and $(1,088,268), respectively)	15,574,851	16,575,000
Deferred premiums (net of loading of $(23,629,207) and $(25,439,988), respectively)	49,426,271	52,112,984
Net deferred tax assets	81,083,639	42,803,128
Funds on deposit with reinsured company	72,806,886	69,734,732
Reinsurance recoverable	3,069,994	3,750,588
Current federal income tax recoverable	17,991,178	22,136,914
Affiliated receivables	26,274,052	7,564,667
Other receivables	10,776,170	9,268,837
Separate accounts assets	4,121,446,909	3,721,509,888

Total admitted assets	$20,799,084,104	$18,646,102,949

2

	December 31,
	2009	2008
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$12,263,550,219	$10,579,100,464
Accident and health reserves	5,440,087	5,744,538
Policy and contract claims	114,040,050	125,369,724
Liability for deposit-type contracts	2,308,888,857	2,419,281,720
Unearned premiums and annuity considerations	2,090,469	1,440,313

Total policy and contract liabilities	14,694,009,682	13,130,936,759
Commissions and agents’ balances, due and accrued	3,235,013	1,840,325
General expenses and taxes, due and accrued	33,772,024	28,612,014
Transfers from separate accounts	(6,792,261)	(6,913,278)
Unearned investment income	1,645,923	1,642,047
Limited partnership liability	35,064,439	52,418,158
Secured benefit accounts liability	42,571,297	29,155,944
Other liabilities	73,511,575	90,671,873
Asset valuation reserve	119,046,098	112,732,854
Interest maintenance reserve	240,227,503	260,779,068
Affiliated payables	24,187,364	21,689,298
Payables for securities	1,723,433	22,053,340
Separate account liabilities	4,121,446,909	3,721,509,888

Total liabilities	19,383,648,999	17,467,128,290
Commitments and contingencies (Note 14)
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued, and outstanding	5,000,000	5,000,000
Gross paid-in and contributed surplus	422,175,394	320,107,129
Special surplus funds	38,662,583	—
Unassigned funds	949,597,128	853,867,530

Total capital and surplus	1,415,435,105	1,178,974,659

Total liabilities and capital and surplus	$20,799,084,104	$18,646,102,949

See accompanying notes.

3

Symetra Life Insurance Company

Statements of Income – Statutory Basis

	Year Ended December 31,
	2009	2008	2007
Premiums and other revenues:
Premiums and annuity considerations	$2,827,927,556	$2,275,145,032	$1,281,084,705
Net investment income	947,509,167	842,865,956	855,779,066
Amortization of interest maintenance reserve	19,827,540	20,076,298	19,671,954
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	9,859,586	13,017,801	11,729,999
Other income	59,423,717	63,474,709	71,812,877

Total premiums and other revenues	3,864,547,566	3,214,579,796	2,240,078,601
Benefits:
Death benefits	89,733,669	86,203,940	89,685,921
Annuity benefits	292,545,460	281,167,396	283,075,873
Surrender and maturity benefits	817,581,684	839,814,104	1,476,216,175
Accidental and health and other benefits	434,436,285	452,183,808	377,097,237
Increase (decrease) in policy reserves	1,684,145,304	1,085,684,195	(562,287,938)

Total benefits	3,318,442,402	2,745,053,443	1,663,787,268
Insurance expenses and other deductions:
Commissions	165,905,628	140,172,047	100,947,471
General insurance expenses	201,440,567	204,667,853	209,971,060
Net transfers to separate accounts	18,545,122	10,512,944	100,408,780

Total insurance expenses and other deductions	385,891,317	355,352,844	411,327,311

Gain from operations before dividends to policyholders, federal income taxes, and net realized capital losses	160,213,847	114,173,509	164,964,022
Dividends to policyholders	5,164	4,090	5,771

Gain from operations before federal income taxes and net realized capital losses	160,208,683	114,169,419	164,958,251
Federal income tax expense	30,741,842	14,949,198	29,742,518

Gain from operations before net realized capital losses	129,466,841	99,220,221	135,215,733
Net realized capital losses (net of federal income taxes and transfer to interest maintenance reserve)	(86,414,574)	(62,512,058)	(1,110,356)

Net income	$43,052,267	$36,708,163	$134,105,377

See accompanying notes.

4

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Funds	Total Capital and Surplus
Balances as of January 1, 2007	$5,000,000	$270,107,129	$—	$991,114,832	$1,266,221,961
Net income	—	—	—	134,105,377	134,105,377
Change in net unrealized capital gains	—	—	—	1,437,432	1,437,432
Change in net deferred income taxes	—	—	—	(12,788,307)	(12,788,307)
Change in nonadmitted assets	—	—	—	19,913,998	19,913,998
Change in asset valuation reserve	—	—	—	(17,492,279)	(17,492,279)
Dividends to Parent	—	—	—	(166,400,000)	(166,400,000)

Balances as of December 31, 2007	5,000,000	270,107,129	—	949,891,053	1,224,998,182
Net income	—	—	—	36,708,163	36,708,163
Change in net unrealized capital losses	—	—	—	(73,649,729)	(73,649,729)
Change in net deferred income taxes	—	—	—	13,881,238	13,881,238
Change in nonadmitted assets	—	—	—	(35,504,894)	(35,504,894)
Change in liability for reinsurance in unauthorized companies	—	—	—	(46,632)	(46,632)
Change in asset valuation reserve	—	—	—	62,588,331	62,588,331
Capital contribution from Parent	—	50,000,000	—	—	50,000,000
Dividends to Parent	—	—	—	(100,000,000)	(100,000,000)

Balances as of December 31, 2008	5,000,000	320,107,129	—	853,867,530	1,178,974,659
Net income	—	—	—	43,052,267	43,052,267
Change in net unrealized capital gains	—	—	—	35,609,079	35,609,079
Change in net deferred income taxes	—	—	—	9,019,416	9,019,416
Change in nonadmitted assets	—	—	—	14,497,469	14,497,469
Change in liability for reinsurance in unauthorized companies	—	—	—	46,632	46,632
Change in asset valuation reserve	—	—	—	(6,313,244)	(6,313,244)
Change in special surplus funds	—	—	38,662,583	—	38,662,583
Cumulative effect of changes in accounting principles	—	—	—	(182,021)	(182,021)
Capital contribution from Parent	—	102,068,265	—	—	102,068,265

Balances as of December 31, 2009	$5,000,000	$422,175,394	$38,662,583	$949,597,128	$1,415,435,105

See accompanying notes.

5

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31,
	2009	2008	2007
Operating activities
Premiums and annuity considerations collected	$2,829,553,037	$2,275,935,816	$1,288,689,073
Net investment income received	877,282,001	807,208,087	842,884,833
Other income	68,707,369	76,114,769	82,272,816

Total cash provided by operating activities	3,775,542,407	3,159,258,672	2,213,846,722
Benefits and loss-related payments	(1,644,125,329)	(1,635,093,046)	(2,241,813,696)
Transfers to separate accounts	26,130,354	36,154,554	68,069,982
Commissions, other expenses, and taxes paid	(356,129,406)	(341,897,448)	(302,869,172)
Dividends to policyholders	(5,148)	(5,130)	(6,285)
Federal income taxes paid	(5,268,304)	(41,827,942)	(71,448,209)

Total cash used in operating activities	(1,979,397,833)	(1,982,669,012)	(2,548,067,380)

Net cash provided by (used in) operating activities	1,796,144,574	1,176,589,660	(334,220,658)
Investing activities
Investments sold or matured or repaid: Bonds	1,207,192,883	926,765,856	2,093,327,703
Stocks	34,311,504	35,659,580	239,095,195
Mortgage loans	73,384,865	79,459,133	78,257,907
Limited partnerships and other invested assets	—	22,721,841	35,156,862
Net losses on short-term investments	—	(18,439)	(11,436)

Total investments sold or matured	1,314,889,252	1,064,587,971	2,445,826,231
Cost of investments acquired: Bonds	(2,859,674,111)	(1,548,277,835)	(1,518,139,150)
Stocks	(58,611,703)	(71,220,711)	(233,492,411)
Mortgage loans	(262,989,063)	(223,865,694)	(133,419,891)
Limited partnerships and other invested assets	(1,656,361)	(14,130,542)	(52,915,208)
Miscellaneous proceeds (applications), net	(21,036,206)	14,701,138	(585,486)

Total cost of investments acquired	(3,203,967,444)	(1,842,793,644)	(1,938,552,146)
Decrease in contract loans	1,313,580	1,967,213	2,067,541

Net cash (used in) provided by investing activities	(1,887,764,612)	(776,238,460)	509,341,626

6

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2009	2008	2007
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(110,392,880)	$(146,336,634)	$(61,014,681)
Net transfers to Parent, subsidiaries, and affiliates	(16,211,318)	(6,025,617)	(9,136,367)
Capital contribution from Parent	—	270,750	—
Dividends to Parent	—	(100,000,000)	(166,400,000)
Other cash (used) provided	(27,886,836)	44,510,589	(253,065)

Net cash used in financing activities	(154,491,034)	(207,580,912)	(236,804,113)

Net (decrease) increase in cash and short-term investments	(246,111,072)	192,770,288	(61,683,145)
Cash, cash equivalents, and short-term investments, beginning of year	297,912,055	105,141,767	166,824,912

Cash, cash equivalents, and short-term investments, end of year	$51,800,983	$297,912,055	$105,141,767

Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds and stocks – exchanges	$214,638,538	$44,226,030	$164,114,997
Bonds – capital contribution to the Company from Parent	101,984,661	49,729,250	—
Bond interest converted to principal	32,698,772	29,345,926	34,745,670
Investment in limited partnership	10,695,949	4,202,340	22,943,048
Bonds and stocks – convertible bonds converted to common stock	5,604,665	1,043,438	79,343
Mortgage loans – refinances	1,477,716	11,969,423	16,543,742
Stocks – preferred stock converted to common stock	305,758	—	—
Bonds – bonds converted to warrants	253,771	—	—
Fixed assets – Capital Contribution to the Company from Parent	83,604	—	—
Stocks – spin-offs	77,930	949,849	—
Noncash litigation settlement	5,078	195,840	743,923
Bonds and stocks – transfer from Parent to the Company in exchange for other invested assets	—	79,031,953	—

See accompanying notes.

7

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2009

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Washington. The Company offers group and individual insurance products and retirement products, including annuities marketed through benefits consultants, financial institutions, and independent agents and advisors, in all states (except New York) and the District of Columbia. The Company’s principal products as percentage of 2009 premium include fixed and variable deferred annuities (75.7%), medical stop-loss insurance (13.5%), single premium immediate annuities (4.6%), individual life insurance (4.2%), and bank owned life insurance (BOLI) (0.8%). The Company has two wholly owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York.

The Company is a wholly owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. On January 27, 2010, the Parent completed the initial public offering (IPO) of its common stock. See Note 15 for additional ownership information.

Subsequent events have been considered through April 16, 2010, the date the financial statements were issued.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices (SAP) prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the state of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

Under Washington State Insurance code RCW 48.13.240(3), a mutual fund is classified as a miscellaneous investment and an investment in a single entity’s mutual fund is limited to no more than 1% of an insurer’s admitted assets. The Company, with the explicit permission of the Department, is permitted to invest up to 4% of its assets in a single entity’s mutual funds, as well

8

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

as an unlimited amount of its assets in mutual funds listed on the NAIC’s most recent Mutual Fund Lists as U.S. Direct Obligations/Full Faith and Credit Exempt. As of December 31, 2009 and 2008, the Company held $94,870,630 or 0.46% and $321,314,340 or 1.72%, respectively, of admitted assets in a single entity’s mutual fund. The Company has no other permitted practices.

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes available, which could impact the amounts reported and disclosed herein.

The most significant estimates and assumptions include those used to determine the following: valuation of investments; the identification of other-than-temporary impairments (OTTI) of investments; the estimation of liabilities for policy and contract claims; and the recoverability of deferred tax assets (DTA). The recorded amounts reflect management’s best estimates, though actual results could differ. Management believes the amounts provided are appropriate.

Certain prior year amounts have been reclassified to conform to the current year presentation.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized when due, while amounts received for universal life policies, annuity contracts, and pension deposit contracts are recorded as liabilities when received. Universal life GAAP premium revenue consists of policy charges made against the account balances.

9

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company estimates accrued retrospective premiums in accordance with the terms of each contract and records it as an adjustment to premium. For the years ended December 31, 2009, 2008, and 2007, the amount of net premiums written by the Company that are subject to retrospective rating features was $2,936,392, or 0.71%, $256,293, or 0.06%, and $252,125, or 0.07%, respectively, of the total net premiums written on the Company’s group health business.

The Company does not use managing general agents. Premiums written through third-party administrators totaled $35,797,810, $36,711,833, and $31,947,579 for the years ended December 31, 2009, 2008, and 2007, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Acquisition costs for group accident and health insurance are amortized over the policy period of one year. For universal life insurance and deferred annuity contracts, to the extent recoverable from future gross profits, deferred policy acquisition costs (DAC) and sales inducements are amortized in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. For immediate annuities, a constant yield approach is used to amortize DAC.

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. For all bonds, in or near default, reported values are at the lower of amortized cost or fair value.

Loan-backed bonds and structured securities, for which the collection of all contractual cash flows is probable, are carried at amortized cost using the scientific interest method, including anticipated prepayments at the date of purchase. Prepayment assumptions for loan-backed bonds and structured securities are obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value these securities. Yields and the related amortization schedules are adjusted for changes in estimated cash flows. For loan-backed bonds and structured securities, in or near default, reported values are at the lower of amortized cost or fair value.

10

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are credited or charged directly to unassigned funds.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds, net of related deferred income taxes.

Under GAAP, fixed-maturity investments (bonds, surplus notes, and redeemable preferred stocks) and certain marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) are classified as available-for-sale and carried at fair value with the changes in unrealized gains (losses) recorded directly to accumulated other comprehensive income (loss), or AOCI, net of related DAC and deferred income taxes.

Also under GAAP, common stocks are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses).

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, as described in Section (3iiA) of the SVO Practices and Procedures Manual. Changes in the carrying value of subsidiaries are credited or charged directly to unassigned surplus. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

The Company determines the carrying value of common stock of its affiliate Berkshire Hathaway, Inc. using the market valuation method as described in Section 3(i) of the SVO Practices and Procedures Manual.

When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid.

11

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position and, for bonds, whether the issuer is in compliance with the terms and covenants of the security. See Note 2 for additional discussion about the Company’s process for identifying and recording OTTI.

Mortgage loans on real estate are carried at the amount of outstanding principal balances. The maximum percentage the Company allows of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed, or purchase money mortgages, is 75%. The maximum actual percentage of any one loan to value was 65.6% and 75.0% for loans funded during the years ending December 31, 2009 and 2008, respectively. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value of the improvements. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized capital loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset.

Under GAAP, mortgage loans are carried at outstanding principal balances, less a valuation allowance.

Contract loans are carried at unpaid principal balance.

Cash, cash equivalents, and short-term investments represent highly liquid investments with original maturities of one year or less and are carried at cost, which approximates fair value. Under GAAP, short-term investments consists of highly liquid debt instruments with original maturities of greater than three months and less than 12 months, and cash consists of demand bank deposits and highly liquid short-term investments with original maturities of three months or less.

12

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments in limited partnerships consisted of investments in affordable housing projects and state tax credit funds which were initially recorded at cost and subsequently carried at amortized cost. As of December 31, 2009, the Company was invested in 12 limited partnership interests, two of which were entered into during 2009. As of December 31, 2008, the Company was invested in 12 limited partnership interests related to tax-sheltered affordable housing projects and state tax credit funds, three of which were entered into during 2008. Annual amortization is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company and is recorded in change in net unrealized capital gains (losses) in the statements of change in capital and surplus. A liability is also recorded for future equity contributions at the present value of these future contributions, which are considered unconditional and legally binding.

Net realized capital gains (losses) are determined on a specific-identification basis.

The Company participated in a securities lending program whereby securities were loaned to third parties, primarily to major brokerage firms. The Company discontinued its securities lending activities in 2009. Under this program, the loaned securities remained in exclusive control of the Company. The collateral provided by the transferee was in the form of invested assets and represented a minimum of 102% of the fair value of the loaned securities. If at any time the fair value of the collateral was less than 100% of the fair value of the loaned securities, the transferee was obligated to deliver additional collateral, the fair value of which, together with the fair value of all the collateral equaled at least 102% of the fair value of the loaned securities. The collateral assets were restricted and were not available for general use by the Company. The fair value of the collateral deposited by the borrower was $0 and $88,115,675 as of December 31, 2009 and 2008, respectively. Until 2009, the separate account participated in the general account securities lending program. The fair value of the collateral deposited by the borrower within the separate account was $0 and $17,598,540 as of December 31, 2009 and 2008, respectively.

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds.

13

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Under GAAP, such assets are included in the balance sheets. Nonadmitted assets are comprised principally of certain receivables for securities, DTAs, fixed assets, software, accounts and notes receivable, and intangible assets from acquisitions.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, claims, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts. Under GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

Benefit Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amount required by the Department.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated on an exact basis for group annuities and as the product of the valuation interest rate and the mean amount of funds held at the beginning and end of the year for other lines of business. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged, or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances.

14

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company does not use anticipated investment income as a factor in the premium deficiency calculation.

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statements of income.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally approximately 5%) approved by the Department. The reserves for reported but unpaid claims incurred date are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) are based on expected loss ratios, claims paying completion patterns, and historical experience. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in the statements of income. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Under GAAP, the liability for pending claims for universal life and BOLI products equals the net amount at risk, which is the face amount of the policy, less the account value.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

15

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Interest Maintenance Reserve

The Interest Maintenance Reserve (IMR) defers after-tax capital realized gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of fixed-income investments. These deferrals are amortized to income, using the grouped method, over the approximate remaining years to maturity of the securities sold. The grouped method is based on groupings of gains and losses, in five-year bands. Under GAAP, realized capital gains (losses) are reported in the consolidated statements of income on a pre-tax basis in the period in which the assets are sold.

Federal Income Taxes

The Company is the parent of a consolidated group filing a life consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement approved by the Company’s Board of Directors. Allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility under Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes (SSAP No. 10R), DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted following the standards of this SSAP. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

Under GAAP, deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized. Changes in deferred taxes are reported in the consolidated statements of income.

16

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Claims Adjustment Expenses

The liability balance for unpaid accident and health claims adjustment expenses, as of December 31, 2009 and 2008, was $982,000 and $1,228,000, respectively. The Company incurred $2,637,837 and paid $2,883,837 of claim adjustment expenses in the current year, of which $724,460 was attributable to insured or covered events of prior years. For the year ended December 31, 2008, $2,419,533 of claims adjustment expense was incurred and $2,462,553 was paid, of which $575,810 was attributable to insured or covered events of prior year. The Company did not take into account estimated salvage and subrogation in its determination of the liability for unpaid claims adjustment expenses.

Separate Accounts

The Company administers segregated asset accounts (separate accounts) for variable annuity and variable life policyholders. The assets of these separate accounts, which consist of bonds and stocks, are reported at fair value. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

The Company also administers separate accounts for BOLI policyholders. The assets of these separate accounts, which consist of bonds and surplus notes, are held at amortized cost. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities.

The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company in the statements of income under the appropriate captions. Transactions such as premium deposits, surrenders, and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.

17

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth and eighth year, respectively. The ratchet reset benefit is equal to the immediately preceding GMDB or is “stepped up” to the account value on the evaluation date, if higher. The Company reinsures nearly all of the GMDB risk on its individual variable contracts. Therefore, the recorded liability is not material.

Under GAAP, separate account assets and liabilities reported on the balance sheets consist of the fair value of the funds invested on behalf of the Company’s variable annuity and variable life policyholders. Net investment income and net realized and unrealized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenue.

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

A reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP, is as follows:

	Net Income Year Ended December 31,
	2009	2008	2007
Statutory-basis amounts	$43,052,267	$36,708,163	$134,105,377
Add (deduct) adjustments:
Investments	(1,540,055)	(147,841,558)	(61,336,825)
Reserves	7,809,855	59,128,716	86,181,318
Policy acquisition costs	86,362,285	78,686,020	41,223,098
Federal income taxes	(22,274,160)	9,035,456	(50,522,396)
Intangible assets and goodwill	5,585,284	5,585,284	5,611,534
Other, net	12,377,309	6,400,410	12,267,847

	88,320,518	10,994,328	33,424,576

GAAP-basis amounts	$131,372,785	$47,702,491	$167,529,953

18

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

	Total Capital and Surplus December 31,
	2009	2008	2007
Statutory-basis amounts	$1,415,435,105	$1,178,974,659	$1,224,998,182
Add (deduct) adjustments:
Investments	696,658,992	(696,920,850)	797,124,614
Reserves	(820,875,060)	(958,256,498)	(867,055,777)
Policy acquisition costs	240,745,202	238,977,087	131,727,066
Federal income taxes	81,196,345	565,890,353	125,180,433
Intangible assets and goodwill	(11,632,437)	(17,217,721)	(22,803,006)
Nonadmitted assets and other, net	120,503,101	160,548,506	105,375,017

	306,596,143	(706,979,123)	269,548,347

GAAP-basis amounts	$1,722,031,248	$471,995,536	$1,494,546,529

New Accounting Pronouncements

In accordance with the changes adopted by the NAIC’s Hybrid Risk-Based Capital (RBC) Working Group, the Company changed its categorization of hybrid securities as of January 1, 2009. Under the new guidance, hybrid securities are reported as bonds with no reduction to their NAIC designation. These hybrid securities, also referred to as trust preferred securities and capital securities, were previously reported as preferred stocks and their NAIC designation was reduced by one in the calculation of the asset valuation reserve. The total carrying value of hybrid securities reported as preferred stocks as of December 31, 2008 was $497,050,594 and were not reclassified in 2008. As required by SSAP No. 32, Investments in Preferred Stock, hybrid securities classified as preferred stocks with NAIC designations 4 to 6 were previously reported at the lower of amortized cost or fair value. This resulted in gross unrealized losses of $20,405,419, decreasing surplus as of December 31, 2008. Under the new guidance, hybrid securities are accounted for under SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, which requires that securities are reported at amortized cost except for those with a NAIC designation 6, which are reported at lower of amortized cost or fair value. This resulted in a release of the prior year’s unrealized loss, which had a positive current year impact of $20,405,419 to surplus. The impact is reflected net of tax in the change in net unrealized capital gains in the statement of changes in capital and surplus.

19

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company adopted SSAP No. 43R, Loan-backed and Structured Securities (SSAP No. 43R) as of September 30, 2009. This SSAP substantively revises SSAP No. 43 and supersedes SSAP 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This SSAP revises valuation and impairment requirements to be based on the present value of cash flows expected to be collected for securities in which the Company has the intent and ability to hold, but does not expect to recover the entire amortized cost basis, and requires impaired securities that the Company intends to sell to be recorded at fair value. The cumulative effect on adoption of SSAP No. 43R was $182,021, net of taxes.

The Company adopted SSAP No. 10R, as of December 31, 2009. This SSAP substantively revises SSAP No. 10, Income Taxes, to allow the admission of adjusted gross DTAs expected to be realized within three years of the balance sheet date, an increase from the prior recovery period of one year. In addition, SSAP No. 10R increases the limit for admissibility from the current 10% of adjusted capital and surplus to 15% for qualifying companies. Upon adoption of SSAP No. 10R, the Company recorded an adjustment of $38,662,583 as an increase to special surplus funds. See Note 10 – Income Taxes for further information.

The Company adopted Actuarial Guideline XLIII, CARVM for Variable Annuities, as of December 31, 2009. This Guideline replaces Actuarial Guideline XXXIV, Variable Annuity Minimum Guaranteed Death Benefit Reserves, and Actuarial Guideline XXXIX, Reserves for Variable Annuities with Guaranteed Living Benefits. This Guideline establishes a principles based approach for determining reserves for variable annuities. The reserves established as of December 31, 2009 under Actuarial Guideline XLIII are $4,088,554 higher than the reserves that would have been held for the same period under the prior guidelines. The impact of adopting Actuarial Guideline XLIII was reflected in the current period statement of income.

Accounting Pronouncements Not Yet Adopted

In December 2009, the NAIC issued SSAP No. 100, Fair Value Measurements. This SSAP defines fair value, establishes a framework for measuring fair value and establishes fair value disclosure requirements. This SSAP is effective for the December 31, 2010 annual financial statements, with interim and annual financial statement reporting thereafter. The Company does not expect the adoption to have a material impact on the Company’s balance sheets, statements of income, or statements of changes in capital and surplus.

20

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments

The book/adjusted carrying value, gross unrealized capital gains (losses), and fair value of investments in bonds are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2009:
U.S. government and agencies	$24,551,768	$2,657,309	$(92,667)	$27,116,410
Foreign governments and agencies	17,422,769	2,579,654	—	20,002,423
States, territories, and possessions	5,410,000	68,206	(27,498)	5,450,708
Political subdivisions	234,181,376	5,194,824	(8,520,782)	230,855,418
Special revenue and assessments	241,943,917	6,745,434	(12,072,804)	236,616,547
Industrial and miscellaneous	9,680,672,649	605,145,677	(177,805,277)	10,108,013,049
Hybrid securities	547,488,553	4,925,256	(94,212,518)	458,201,291
Mortgage-backed/asset-backed securities	3,728,439,990	136,921,180	(140,792,128)	3,724,569,042

Total bonds	$14,480,111,022	$764,237,540	$(433,523,674)	$14,810,824,888

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2008:
U.S. government and agencies	$80,470,561	$3,850,466	$(881,097)	$83,439,930
Foreign governments and agencies	11,834,156	996,853	—	12,831,009
States, territories, and possessions	13,317,707	3,621,462	—	16,939,169
Political subdivisions	228,725,235	2,643,058	(25,456,947)	205,911,346
Special revenue and assessments	240,015,546	11,250,921	(16,944,074)	234,322,393
Industrial and miscellaneous	8,209,325,543	213,876,911	(925,707,873)	7,497,494,581
Mortgage-backed/asset-backed securities	3,530,101,307	99,885,094	(297,572,877)	3,332,413,524

Total bonds	$12,313,790,055	$336,124,765	$(1,266,562,868)	$11,383,351,952

21

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following tables show gross unrealized losses and fair values of bonds, aggregated by investment category, and present separately those securities that have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds as of December 31, 2009:
U.S. government and agencies	$2,172,000	$(92,667)	$—	$—	$2,172,000	$(92,667)
States, territories, and possessions	—	—	572,502	(27,498)	572,502	(27,498)
Political subdivisions	32,156,115	(910,929)	57,022,960	(7,609,853)	89,179,075	(8,520,782)
Special revenue and assessments	3,978,249	(13,146)	111,533,870	(12,059,658)	115,512,119	(12,072,804)
Industrial and miscellaneous	941,848,520	(25,723,825)	1,317,196,742	(152,081,452)	2,259,045,262	(177,805,277)
Hybrid securities	38,255,046	(974,540)	392,046,244	(93,237,978)	430,301,290	(94,212,518)
Mortgage-backed/asset-backed securities	344,978,082	(7,497,667)	866,284,040	(133,294,461)	1,211,262,122	(140,792,128)

Total bonds	$1,363,388,012	$(35,212,774)	$2,744,656,358	$(398,310,900)	$4,108,044,370	$(433,523,674)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds as of December 31, 2008:
U.S. government and agencies	$48,364,000	$(881,097)	$—	$—	$48,364,000	$(881,097)
Political subdivisions	133,072,566	(23,394,699)	17,411,264	(2,062,248)	150,483,830	(25,456,947)
Special revenue and assessments	94,769,118	(12,621,127)	39,519,024	(4,322,947)	134,288,142	(16,944,074)
Industrial and miscellaneous	3,401,670,336	(438,430,489)	1,573,413,047	(487,277,384)	4,975,083,383	(925,707,873)
Mortgage-backed/asset-backed securities	885,757,735	(159,246,094)	551,506,461	(138,326,783)	1,437,264,196	(297,572,877)

Total bonds	$4,563,633,755	$(634,573,506)	$2,181,849,796	$(631,989,362)	$6,745,483,551	$(1,266,562,868)

22

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company reviewed all its investments with unrealized losses at the end of 2009 and 2008 in accordance with the impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary, as it did not intend to sell the securities prior to maturity at an amount below the carrying value. For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis. As of December 31, 2009 and 2008, the Company had $284,552,135 and $481,685,327, respectively, of gross unrealized losses for a period of 12 months or more related to investment-grade bonds. Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and the sector-related credit spreads since the securities were acquired.

As of December 31, 2009 and 2008, the Company held below-investment-grade bonds with fair values of $979,302,663 and $623,753,877, respectively, and book adjusted carrying value of $1,051,507,986 and $878,437,468, respectively. These holdings amounted to 6.6% and 5.5% of the Company’s investments in bonds at fair value as of December 31, 2009 and 2008, respectively.

Industries that represented more than 10% of the total below-investment-grade bonds as of December 31, 2009, were financials at 29.20%, materials at 20.83%, and utilities at 10.68%. As of December 31, 2008, the industries were materials at 19.38%, consumer discretionary at 15.75%, telecommunication services at 15.11%, utilities at 14.51%, and financials at 11.20%.

As of December 31, 2009 and 2008, the majority of the Company’s mortgage-backed securities were classified as prime. Based on a review of the characteristics of the underlying mortgage loan pools, such as credit scores and financial ratios, the Company classified $102,430,840 and $113,073,894 of mortgage-backed securities as Alt-A as of December 31, 2009 and 2008, respectively, as each has overall collateral credit quality between prime and subprime. These securities represented 2.82% and 3.52% of the fair value of total mortgage-backed securities at December 31, 2009 and 2008, respectively. Of the securities classified as Alt-A, 38.4% and 100% had Standard and Poor’s (S&P) credit rating of AAA as of December 31, 2009 and 2008, respectively.

23

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

In addition the Company classified $73,191 and $383,110 as subprime, representing 0.0% and 0.01% of the fair value of total mortgage-backed securities as of December 31, 2009 and 2008, respectively. The subprime mortgage-backed securities were issued from a dedicated second-lien shelf, which the Company considers to be a subprime risk, regardless of credit score or other metrics. The Company does not own any securities from dedicated subprime shelves. The subprime securities had a S&P credit rating of B as of both December 31, 2009 and 2008.

The Company’s investments in asset-backed securities, which are included in mortgage-backed securities, had fair values of $93,109,812 and $121,460,808 as of December 31, 2009 and 2008, respectively.

The book/adjusted carrying value and fair value of bonds as of December 31, 2009, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$427,291,446	$434,896,234
Over one through five	2,568,638,033	2,686,930,885
Over five through ten	3,296,873,369	3,466,865,472
Over ten	4,458,868,184	4,497,563,255
Mortgage-backed/asset-backed securities	3,728,439,990	3,724,569,042

Total	$14,480,111,022	$14,810,824,888

Certain bonds with book/adjusted carrying values of $5,640,026 and $5,564,474 were on deposit with various regulatory authorities as of December 31, 2009 and 2008, respectively.

24

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The book/adjusted carrying value, gross unrealized gains (losses), and fair value of investments in preferred stocks are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$63,178,945	$97,458	$(13,055,656)	$50,220,747

Total preferred stocks	$63,178,945	$97,458	$(13,055,656)	$50,220,747

Preferred stocks as of December 31, 2008:
Hybrid securities	$497,050,594	$3,788,916	$(128,071,848)	$372,767,662
Industrial and miscellaneous	63,008,044	1,682,593	(16,378,007)	48,312,630

Total preferred stocks	$560,058,638	$5,471,509	$(144,449,855)	$421,080,292

The cost, gross unrealized gains (losses), and fair value of investments in common stocks are summarized as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks as of December 31, 2009:
Affiliated	$73,405,552	$3,657,305	$(64,501)	$76,998,356
Nonaffiliated	138,028,239	26,945,953	(15,068,420)	149,905,772

Total common stocks	$211,433,791	$30,603,258	$(15,132,921)	$226,904,128

Common stocks as of December 31, 2008:
Affiliated	$51,888,098	$4,963,572	$(66,709)	$56,784,961
Nonaffiliated	151,781,801	3,658,087	(51,730,822)	103,709,066

Total common stocks	$203,669,899	$8,621,659	$(51,797,531)	$160,494,027

25

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following tables show the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$11,391,070	$(3,487,681)	$38,284,895	$(9,567,975)	$49,675,965	$(13,055,656)

Total preferred stocks	$11,391,070	$(3,487,681)	$38,284,895	$(9,567,975)	$49,675,965	$(13,055,656)

Preferred stocks as of December 31, 2008:
Hybrid securities	$50,690,297	$(18,392,539)	$257,222,018	$(109,679,309)	$307,912,315	$(128,071,848)
Industrial and miscellaneous	14,109,375	(10,890,625)	6,140,597	(5,487,382)	20,249,972	(16,378,007)

Total preferred stocks	$64,799,672	$(29,283,164)	$263,362,615	$(115,166,691)	$328,162,287	$(144,449,855)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Common stocks as of December 31, 2009:
Affiliated	$831,358	$(4,704)	$315,456	$(59,797)	$1,146,814	$(64,501)
Unaffiliated	15,500,630	(1,854,134)	27,003,817	(13,214,286)	42,504,447	(15,068,420)

Total common stocks	$16,331,988	$(1,858,838)	$27,319,273	$(13,274,083)	$43,651,261	$(15,132,921)

Common stocks as of December 31, 2008:
Affiliated	$308,544	$(66,709)	$—	$—	$308,544	$(66,709)
Unaffiliated	66,305,305	(42,082,060)	14,336,613	(9,648,762)	80,641,918	(51,730,822)

Total common stocks	$66,613,849	$(42,148,769)	$14,336,613	$(9,648,762)	$80,950,462	$(51,797,531)

As of December 31, 2009, financial institutions, U.S. federal government, industrials, and utilities represented 21.7%, 14.8%, 12.5%, and 10.8%, respectively, of the Company’s investments in bonds and common and preferred stocks at fair value.

As of December 31, 2008, financial institutions, U.S. federal government, utilities, and industrials represented 23.4%, 17.3%, 12.4%, and 10.2%, respectively, of the Company’s investments in bonds and common and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds and common and preferred stocks as of December 31, 2009 or 2008.

26

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company’s net investment income is summarized as follows:

	Year Ended December 31,
	2009	2008	2007
Income:
Bonds	$880,694,383	$747,119,617	$756,250,370
Preferred stocks	4,536,700	39,285,940	42,499,635
Common stocks	3,521,506	2,270,223	1,607,214
Mortgage loans	68,059,970	59,919,328	53,723,155
Contract loans	4,370,616	4,465,185	4,723,426
Cash, cash equivalents, and short-term investments	974,871	5,254,483	10,972,388
Other invested assets	2,563,938	1,911,326	2,204,682
Other interest income	1,455,776	894,906	2,028,319

Total investment income	966,177,760	861,121,008	874,009,189
Expenses:
Investment expenses	18,499,063	18,123,937	18,130,171
Investment taxes, licenses, and fees, excluding federal income taxes	168,019	131,115	99,952
Interest expense	1,511	—	—

Total investment expenses	18,668,593	18,255,052	18,230,123

Net investment income	$947,509,167	$842,865,956	$855,779,066

There have been no bonds that have not produced income for the last 12 months as of December 31, 2009 and 2008.

27

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The proceeds from sales and maturities of investments in bonds, the related capital gains (losses) on bonds, and other invested assets are as follows:

	Year Ended December 31,
	2009	2008	2007
Bonds:
Proceeds from sales	$282,274,692	$259,819,468	$1,598,969,062
Proceeds from maturities	924,918,191	666,946,388	494,358,641

Total bonds	$1,207,192,883	$926,765,856	$2,093,327,703

Bonds:
Gross realized capital gains on sales	$14,607,855	$31,057,934	$90,897,189
Gross realized capital losses on sales	(9,427,009)	(3,473,764)	(15,398,860)

Net realized capital gains on sales	5,180,846	27,584,170	75,498,329
Other:
Net gains (losses) on dispositions other than sales	(213,235)	(1,460,213)	2,215,154
Impairments	(90,591,628)	(70,664,672)	(12,352,309)

Total gains (losses) on bonds	(85,624,017)	(44,540,715)	65,361,174
Preferred stocks	—	(143,929)	7,490,994
Common stocks	4,174,538	1,365,112	9,431,470
Impairments – preferred and common stocks	(26,110,977)	(1,380,573)	(773,554)
Mortgage loans	(2,190,049)	—	—
Other invested assets	(982,735)	12,956,728	2,693,787
Options	2,266,839	(3,902,858)	(2,441,796)
Short-term investments	—	(18,439)	(11,436)

Realized capital gains (losses) before federal income taxes and transfer to IMR	(108,466,401)	(35,664,674)	81,750,639
Amount transferred to IMR	724,025	(18,521,121)	(49,719,359)
Federal income tax benefit (expense)	21,327,802	(8,326,263)	(33,141,636)

Net realized capital losses	$(86,414,574)	$(62,512,058)	$(1,110,356)

28

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

Securities for which cost or amortized cost exceeds fair value are considered underwater. The Company’s review of its underwater bonds and preferred and common stocks for OTTI includes an analysis of the gross unrealized losses by three categories of securities: (i) securities where the estimated fair value has declined and remained below cost or amortized cost by less than 20%, (ii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months, and (iii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or longer. While all securities are monitored for impairment, the Company’s experience indicates that the first category does not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. In times of economic turbulence, such as those of 2008 and 2009, securities in category (ii) represent a significant risk. Securities in category (iii) are always considered to represent a significant risk. The Company performs a qualitative analysis by issuer to identify securities in category (i) that should be further evaluated for OTTI.

If the value of a security falls into category (ii) or (iii), the Company analyzes the decrease in fair value to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•

The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential, or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Any reduction or elimination of dividends or nonpayment of scheduled interest payments;

•	Other indications that a credit loss has occurred; and

•	The Company’s intent to sell the security or whether the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

29

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

Based on its analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized capital losses in the statements of income in the period that the Company makes the determination. In addition, any impaired investments where the Company has either made a decision to sell prior to maturity at an amount below the carrying value or the Company has assessed it does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis are recorded as an OTTI.

Prior to September 2009, the Company’s process for determining OTTI was similar for all bonds including loan-backed and structured securities. Loan-backed and structured securities were also evaluated by comparing the carrying value to estimated undiscounted future cash flows. In September 2009, the Company implemented new accounting guidance for OTTI related to loan-backed bonds and structured securities. These securities are evaluated further to determine if the decline is other-than-temporary. When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, the investments are written down and carried at fair value. When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold, the investments are written down and carried at the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI. For periods subsequent to the loss recognition, the prospective adjustment methodology is used to value the security and the new amortized cost basis is not adjusted for subsequent recoveries in fair value.

To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current and future cash flows the Company expects to recover;

•	Level of creditworthiness;

•	Delinquency ratios and loan-to-value ratios;

30

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

•	Average cumulative collateral loss, vintage year, and level of subordination;

•	Susceptibility to fair value fluctuations due to changes in the interest rate environment;

•	Susceptibility to reinvestment risk in cases where market yields are lower than the book yield earned;

•	Susceptibility to reinvestment risk in cases where market yields are higher than the book yields earned and the Company’s expectation of the sale of such security; and

•	Susceptibility to variability of prepayments.

During 2009, the Company recorded impairment charges on bonds and common and preferred stocks totaling $116,702,605. The largest impairments were from investments in the financials industry totaling $40,084,857, or 34.3%; in the consumer discretionary industry, totaling $27,948,224, or 23.9%; in the materials industry totaling $19,714,633, or 16.9%; and in the industrial industry totaling $12,876,979, or 11.0%. During 2008, the Company recorded impairment charges on bonds and common and preferred stocks totaling $72,045,245. The largest impairments were from investments in the paper-related industry totaling $12,678,816, or 17.6%; in the financials industry totaling $8,371,816, or 11.62%; and in commercial printing industry totaling $7,792,727, or 10.82%. During 2007, the Company recorded impairments of $13,125,863 primarily on investments in the paper-related industry totaling $4,838,030, or 36.9%, and in the publishing industry totaling $2,131,397, or 16.24%.

OTTI for loan-backed and structured securities recognized for the year ended December 31, 2009 are summarized as follows:

	Amortized Cost Basis Before OTTI	OTTI Recognized		Book/Adjusted Carrying Value	Fair Value at Time of OTTI
		Interest	Non-interest
Aggregate present value of cash flows	$206,425,914	$—	$13,298,551	$193,127,363	$156,392,630

31

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

Loan-backed and structured securities with a prior OTTI held by the Company at December 31, 2009 are as follows:

CUSIP	Book/Adjusted Carrying Value Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI
02149DAJ8	$16,391,766	$2,189,207	$14,202,559	$11,468,675
02149DAJ8	13,715,616	640,244	13,075,372	10,559,854
05952FAE3	34,336,848	390,549	33,946,299	33,946,299
05952FAE3	25,175,155	642,313	24,532,842	22,951,044
05952FAE3	19,698,937	2,526,144	17,172,793	18,832,928
12545CAD2	14,406,280	1,533,639	12,872,641	10,332,854
12613YAB5	6,290,487	154,707	6,135,780	3,770,309
12667F6C4	9,322,882	174,129	9,148,753	4,396,129
126694W46	13,353,227	774,476	12,578,751	8,729,940
126694W79	16,159,185	1,537,877	14,621,308	6,568,734
126694X52	8,081,983	434,688	7,647,295	4,693,807
161630BX5	2,450,849	133,732	2,317,117	2,011,107
32056FAD4	9,270,761	1,184,873	8,085,888	8,326,062
395386AP0	15,517,666	370,956	15,146,710	11,310,570
46630UAC8	12,841,287	1,252,402	11,588,885	9,517,990
9292272X3	2,304,087	111,446	2,192,641	1,738,159

Total	$219,317,016	$14,051,382	$205,265,634	$169,154,461

As of December 31, 2009 and 2008, the Company’s investment portfolio included $1,177,741,609 and $990,327,460, respectively, of mortgage loan investments, constituting approximately 5.7%, and 5.3%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The weighted-average loan to value (LTV) ratio, which is a loan’s carrying amount divided by its appraised value at loan inception, was 48.8% and 54.7% for loans funded during 2009 and 2008, respectively. The weighted-average LTV ratio for the Company’s entire mortgage portfolio was 53.2% and 51.2% as of December 31, 2009 and 2008, respectively. The majority of the properties are located in the western United States, with 28.4% and 26.8% of the total in California with carrying values totaling $333,933,294 and $265,852,737, respectively, and with 18.8% and 21.3% of the total in Washington with carrying

32

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

values totaling $221,278,852 and $211,218,869, respectively, as of December 31, 2009 and 2008. As of December 31, 2009, there was one nonperforming loan and as of December 31, 2008, there were no nonperforming loans. The maximum and minimum lending rates for mortgage loans made during 2009 were 7.94% and 6.00%, respectively.

The Company had one impaired mortgage loan without an allowance for credit losses with a book value of $1,670,000 as of December 31, 2009 and no impaired loans as of December 31, 2008. The average recorded investment in impaired loans was $835,000 and $0 as of December 31, 2009 and 2008, respectively. The Company had no investments in restructured loans as of December 31, 2009 and 2008.

The Company held no mortgage loans with interest more than 180 days past due as of December 31, 2009 or 2008. During 2009, the Company reduced interest rates on outstanding mortgage loans by 0.50% on one loan with a carrying value totaling $565,245. During 2008, the Company reduced interest rates on outstanding mortgage loans by 1.865% on one loan with a carrying value totaling $1,054,616 and by 1.125% on another loan with a carrying value of $348,650. As of December 31, 2009 and 2008, there were no taxes, assessments, or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

The Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2009, are as follows:

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
MMA Financial Institutional Tax Credits XXXII	11 Years	15 Years
MMA Financial Institutional Tax Credits XXX	9 Years	14 Years
Centerline Corporate Partners XXX, LP	9 Years	13 Years
PNC Multifamily Capital Institutional Fund XXXV	11 Years	15 Years
Centerline Corporate Partners XXI, LP	8 Years	9 Years
Centerline Corporate Partners XXXV, LP	10 Years	15 Years
USA Institutional Tax Credit Fund LXXII, LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

33

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

These properties are not currently subject to any regulatory review. The Company’s aggregate investment in LIHTC does not exceed 10% of its admitted assets. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 14 – Commitments and Contingencies.

3. Derivative Financial Instruments

The Company has a closed block of fixed indexed annuity (FIA) product that credits the policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 Index options. Although the Company uses index options to hedge the equity return component of the FIA, the options do not qualify as hedging instruments according to the criteria in SSAP No. 86, Accounting for Derivatives and Hedging Activities. Accordingly, the assets are recorded at fair value as free-standing derivative assets or options in other invested assets. These options have limited off-balance sheet risk related to the risk of default by the counterparty. The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company’s options’ book value totaled $2,370,000 and $1,424,000 as of December 31, 2009 and 2008, respectively. Unrealized capital gains (losses) of $(593,494) and $850,242 were recorded in unassigned funds as of December 31, 2009 and 2008, respectively. The Company recognized pre-tax gains (losses) on expired, sold, or exercised options of $2,266,839, $(3,902,858), and $(2,441,796) for the years ended December 31, 2009, 2008 and 2007, respectively, which are recorded as realized capital gains (losses) in the statements of income.

4. Fair Value Disclosures

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or fair value.

34

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arms-length transaction between a willing buyer and seller in possession of the same information.

In accordance with GAAP, the Company determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest-level input that is significant to the fair value measurement. The Company’s financial assets recorded at fair value on the balance sheets are categorized as follows:

•

Level 1 – Unadjusted quoted prices in active markets for identical instruments. Primarily consists of financial instruments whose value is based on quoted market prices, such as common and preferred stocks, and actively traded mutual fund investments.

•

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

This level includes those financial instruments that are valued using industry-standard pricing methodologies, models, or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread, and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, derived from observable information in the marketplace, or are supported by observable levels at which transactions are executed in the market place.

•

Level 3 – Instruments whose significant value drivers are unobservable. This comprises financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this

35

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds, including corporate private placement securities, and common stocks where the Company cannot corroborate the significant valuation inputs with market observable data.

The following tables provides information about the Company’s financial assets measured and reported at fair value under the valuation hierarchy, as described above, on a recurring basis. The Company has no financial liabilities accounted for at fair value on a recurring basis.

	As of December 31, 2009
	Level 1	Level 2	Level 3	Total	Level 3 Percent
Assets at Fair Value
Common stock – affiliated	$4,744,984	$—	$—	$4,744,984	—%
Common stock – nonaffiliated	149,647,309	—	258,463	149,905,772	0.02
Other invested assets	—	—	893,211	893,211	0.09
Options	—	—	1,776,506	1,776,506	0.18
Separate account assets [1]	840,022,056	—	—	840,022,056	—

Total assets at fair value	$994,414,349	$—	$2,928,180	$997,342,529	0.29%

	As of December 31, 2008
	Level 1	Level 2	Level 3	Total	Level 3 Percent
Assets at Fair Value
Common stock – affiliated	$3,127,222	$—	$—	$3,127,222	—%
Common stock – nonaffiliated	103,529,266	—	179,800	103,709,066	0.02
Other invested assets	—	—	157,970	157,970	0.02
Options	—	—	2,274,242	2,274,242	0.28
Separate account assets [1]	716,088,048	—	—	716,088,048	—

Total assets at fair value	$822,744,536	$—	$2,612,012	$825,356,548	0.32%

Note  1: Reflects only variable separate account assets.

36

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following table provides information about the Company’s financial assets measured and reported at fair value on a non-recurring basis.

	As of December 31, 2009
	Level 1	Level 2	Level 3	Total
Bonds – NAIC designation 6 and OTTI	$—	$16,277,059	$11,097,101	$27,374,160
Preferred Stocks – NAIC designation 4-6	117,000	—	—	117,000

	$117,000	$16,277,059	$11,097,101	$27,491,160

	As of December 31, 2008
	Level 1	Level 2	Level 3	Total
Bonds – NAIC designation 6 and OTTI	$—	$4,827,750	$7,280,000	$12,107,750
Preferred Stocks – NAIC designation 4-6	138,038	30,966,283	—	31,104,321

	$138,038	$35,794,033	$7,280,000	$43,212,071

37

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following table summarizes the book/adjusted carrying value and corresponding fair values of financial instruments subject to fair value disclosure requirements.

	December 31, 2009
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$14,480,111,022	$14,810,824,888
Preferred stocks	63,178,945	50,220,747
Common stocks	226,904,128	226,904,128
Mortgage loans	1,177,741,609	1,161,931,645
Other invested assets	119,541,208	116,173,258
Options	1,776,506	1,776,506
Separate accounts assets	4,121,446,909	4,173,564,674

Liabilities
Annuity and deposit contracts	12,637,449,275	13,589,791,145

	December 31, 2008
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$12,313,790,055	$11,383,351,952
Preferred stocks	560,058,638	421,080,292
Common stocks	160,494,027	160,494,027
Mortgage loans	990,327,460	907,606,345
Other invested assets	117,425,939	113,780,762
Options	2,274,242	2,274,242
Separate accounts assets	3,721,509,888	3,530,312,682

Liabilities
Annuity and deposit contracts	10,946,483,794	10,729,250,646

38

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The fair value of bonds, preferred stocks, common stocks, and separate account assets is based on the fair value hierarchy.

The fair values of mortgage loans are determined by discounting the projected future cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for similar maturities.

Carrying value is a reasonable estimate of fair value for cash, cash equivalents, short-term investments, contract loans, other receivables, and other liabilities.

Fair value of investments in limited partnerships is estimated based on the discounted cash flows over the remaining life of the tax credits.

The fair value of annuities and deposit contracts is estimated by discounting projected cash flows using rates that reflect the claims paying ability of the Company for the same remaining maturities.

Other insurance-related financial instruments are exempt from the disclosure requirements of SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments.

5. Premium and Annuity Considerations Deferred and Uncollected

The deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2009		December 31, 2008
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$2,544,736	$649,670	$927,094	$162,237
Ordinary – renewal	19,984,503	46,371,344	22,307,862	49,600,975
Group life	(531,080)	(531,080)	(531,318)	(531,318)

Total	$21,998,159	$46,489,934	$22,703,638	$49,231,894

39

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A contingent liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. The Company is not aware of any of its major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers as of December 31, 2009 and 2008, 99.6% and 99.7%, respectively, was with reinsurers rated A- or higher by A.M. Best.

The Company has catastrophic loss coverage for its group life, individual life, and aggregate stop-loss medical business.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force.

For individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $500,000. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance reserve credit relates to life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

For aggregate stop-loss medical reinsurance, the Company has 100% reinsurance coverage on all policies not underwritten by Medical Risk Managers, a wholly-owned subsidiary of the Company’s Parent, for the portion of aggregate losses above $1,000,000 and up to $10,000,000. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $500,000. If the specific excess loss deductible is greater than $500,000, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9,000,000 for each policy. The Company’s aggregate stop-loss business underwritten by Medical Risk Managers is reinsured 40% for the portion of aggregate losses up to $2,000,000.

40

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

The Company also reinsures 100% of its group long-term and short-term disability business, except for the short-term disability income insurance sold within the limited benefit medical plan, which is not reinsured. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $349,332,787 and $327,231,000 as of December 31, 2009 and 2008, respectively.

The Company, in the ordinary course of business, has two coinsurance agreements in-force with related parties, Wilton Reassurance Company and White Mountains Reinsurance Company of America, affiliates of the Company’s Parent. Of the total reserve credits taken as of December 31, 2009 and 2008, $8,775,151 and $6,958,786, respectively, related to Wilton Reassurance Company. Reserve credits taken related to White Mountains Reinsurance Company were $9,012 and $0 as of December 31, 2009 and 2008, respectively. Except as mentioned prior, neither the Company nor any of its related parties control, either directly or indirectly, any other reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company that is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2009 and 2008. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2009, 2008, and 2007, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

41

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2009	2008	2007
Premiums and annuity considerations
Direct:
Accident and health premiums	$426,955,711	$448,440,758	$390,139,699
Life insurance premiums	189,943,901	192,468,746	209,992,492
Annuity premiums	2,272,884,599	1,702,640,198	741,937,867

Total direct premiums	2,889,784,211	2,343,549,702	1,342,070,058
Assumed:
Accident and health premiums	445,412	611,093	—
Life insurance premiums	169,002	156,306	131,593
Annuity premiums	5,200	78,879	110,204

Total assumed premiums	619,614	846,278	241,797
Ceded:
Accident and health premiums	(12,603,924)	(14,106,260)	(10,315,678)
Life insurance premiums	(48,993,370)	(54,245,228)	(49,854,431)
Annuity premiums	(878,975)	(899,460)	(1,057,041)

Total ceded premiums	(62,476,269)	(69,250,948)	(61,227,150)

Total premiums and annuity considerations	$2,827,927,556	$2,275,145,032	$1,281,084,705

Ceded reinsurance reduced the Company’s claims by $47,051,811, $42,117,186, and $42,679,372 for 2009, 2008, and 2007, respectively.

42

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves

The Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities, are summarized as follows:

	December 31, 2009		December 31, 2008
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal (with adjustment):
With fair value adjustment	$365,562,583	2.6%	$380,456,965	3.2%
At book value, less surrender charge of 5% or more	4,197,852,087	30.4	2,508,477,298	20.9
At fair value	750,765,592	5.5	641,090,157	5.3

Total with adjustment or at fair value	5,314,180,262	38.5	3,530,024,420	29.4
Subject to discretionary withdrawal (without adjustment):
At book value (minimal or no charge or adjustment)	2,387,297,131	17.3	2,388,775,042	19.9
Not subject to discretionary withdrawal	6,099,747,332	44.2	6,095,873,085	50.7

Total annuity actuarial reserves and deposit fund liabilities, before reinsurance	13,801,224,725	100.0%	12,014,672,547	100.0%

Reinsurance ceded	(5,102,026)		(5,515,066)

Total net annuity actuarial reserves and deposit fund liabilities	$13,796,122,699		$12,009,157,481

As of December 31, 2009 and 2008, the Company had $2,295,145,274 and $2,726,808,207, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $30,225,574 and $36,578,353 as of December 31, 2009 and 2008, respectively, and were included in aggregate reserves.

43

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

Symetra Life Insurance Company issues variable annuities with GMDBs. None of the Company’s variable annuities have guaranteed living benefits. The following table identifies the statement values of the variable annuities reserved for under Actuarial Guideline 43 (AG43) as of December 31, 2009:

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
MainSail	$1,604,782	$3,112,768	$4,717,550	$4,615,355
Resource A	(978)	6,402,104	6,401,126	6,402,104
Resource B	9,431	58,710,843	58,720,274	58,710,843
Group VA	83,665,529	215,041,551	298,707,080	298,618,154
Focus	(55,521)	15,692,846	15,637,325	16,684,861
Spinnaker Advisor	17,022,152	52,654,984	69,677,136	67,965,376
Spinnaker Group	116,694	146,332	263,026	263,027
Spinnaker	241,514,583	354,749,414	596,263,997	599,079,985
Spinnaker Plus	55,287,734	26,525,907	81,813,641	81,884,071
Spinnaker Enhanced	3,502,625	4,369,240	7,871,865	8,238,642
Spinnaker Choice	698,099	2,472,232	3,170,331	3,320,518
WM CVA	7,461,594	10,887,371	18,348,965	18,230,775

Total	$410,826,724	$750,765,592	$1,161,592,316	$1,164,013,711

The total net amount at risk on this block is approximately $36,000,000 as of December 31, 2009, of which approximately $27,000,000 is reinsured. Over 95% of the net amount at risk on the individual contracts is reinsured.

The AG43 provision is calculated based on a total asset requirement as determined by the 70% conditional tail expectation (CTE) of the greatest present value of pre-tax projected accumulated deficiencies under 999 stochastic scenarios, or the standard scenario amount, if higher. The standard scenario amount is computed based on a pre-determined formula and under a set of defined assumptions as outlined in AG43 Appendix 3; the standard scenario amount is equal to the base adjusted reserve plus the greatest present value of the negative of the accumulated net revenues minus the value of aggregate reinsurance, subject to the cash value floor.

None of the 999 scenarios projected negative surplus amounts. Therefore, the Company’s AG43 reserves as of December 31, 2009 are equal to the standard scenario amount. The Company tested the impact of a 25% increase in expenses and the standard scenario amount was still higher than the result of the expense sensitivity test.

44

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

The Company did not record an opening balance adjustment under the adoption of AG43.

The Company did not request or receive permission from the Department to grade in the reserves calculated under AG43.

8. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverables:

	Year Ended December 31,
	2009	2008	2007
Policy and contract claims liability, beginning of the year	$125,369,724	$105,114,352	$114,940,894
Add provision for claims, net of reinsurance, occurring in:
Current year	372,152,414	371,122,639	301,178,369
Prior years	1,673,042	4,437,460	(3,338,355)

Net incurred losses during the year	373,825,456	375,560,099	297,840,014
Deduct payments for claims, net of reinsurance, occurring in:
Current year	293,436,897	281,276,334	234,448,475
Prior years	91,718,233	74,028,393	73,218,081

Net claim payments during the current year	385,155,130	355,304,727	307,666,556

Policy and contract claims liability, end of year	$114,040,050	$125,369,724	$105,114,352

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2009, the change in prior year incurred claims was primarily due to higher than expected paid claims for individual life offset by favorable changes in liability estimates for group medical stop-loss claims. For the year ended December 31, 2008, the change in prior year incurred claims was primarily due to higher than expected paid claims and unfavorable changes in liability estimates, primarily for group medical stop-loss claims. For the year ended December 31, 2007, the change in prior year incurred claims was primarily due to favorable changes in liability estimates related to group medical stop-loss claims. This was partially offset by higher-than-expected claims experience related to individual life insurance.

45

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions

Under insurance regulations of the state of Washington, the Company is required to maintain minimum capital of at least $2,400,000 and additional unassigned funds of $2,400,000. Life and health insurance companies are also subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. As of December 31, 2009, the Company met the minimum capital and surplus and RBC requirements.

There was an increase in special surplus funds of $38,662,583 due to implementation of SSAP No. 10R as of December 31, 2009. Please see Note 10 – Income Taxes, for more information.

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval of the Department. This restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2010 is $141,543,511.

During 2009, the Company paid no dividends to its Parent.

During 2008, the Company paid dividends to its Parent, of $100,000,000 as follows:

Payment date	Ordinary	Extraordinary
March 27, 2008	$—	$40,000,000
June 23, 2008	—	30,000,000
September 19, 2008	—	30,000,000

Total	$—	$100,000,000

46

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

During 2007, the Company paid dividends to its Parent, of $166,400,000 as follows:

Payment date	Ordinary	Extraordinary
March 30, 2007	$23,000,000	$—
September 4, 2007	20,900,000	—
September 26, 2007	22,500,000	—
October 31, 2007	—	60,000,000
November 29, 2007	—	40,000,000

Total	$66,400,000	$100,000,000

The Company provided the required notification for all dividend payments and obtained approval from the Department prior to all extraordinary dividend payments.

On January 29, 2010, the Company received a cash capital contribution from its Parent of $210,700,000 from the net IPO proceeds.

The following table shows portion of unassigned funds (surplus) reduced by the following items:

	December 31,
	2009	2008
Unrealized losses	$27,340,787	$82,879,164
Nonadmitted assets	75,323,498	128,483,550
Asset valuation reserves	119,046,100	112,732,854
Provision for reinsurance	—	46,632

47

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes

The components of the net DTAs are as follows:

	December 31
	2009	2008
Gross DTAs – ordinary	$115,556,126	$133,800,503
Gross DTAs – capital	46,636,754	34,964,142

Total gross DTAs	162,192,880	168,764,645
Statutory valuation allowance – ordinary	—	—
Statutory valuation allowance – capital	—	—

Adjusted gross DTAs	162,192,880	168,764,645
Gross deferred tax liabilities – ordinary	(46,374,814)	(42,134,045)
Gross deferred tax liabilities – capital	—	—

Net DTAs	115,818,066	126,630,600
DTAs nonadmitted – ordinary	(16,010,411)	(59,194,489)
DTAs nonadmitted – capital	(18,724,016)	(24,632,983)

Total DTAs nonadmitted	(34,734,427)	(83,827,472)

Net admitted DTAs	$81,083,639	$42,803,128

(Increase) decrease in DTAs nonadmitted	$49,093,045	$(43,924,032)

As described in Note 1, the Company has elected to admit an increased amount of DTAs pursuant to SSAP No. 10R, which increased its admitted DTAs by $38,662,583. This increase in admitted DTAs also increases admitted assets, statutory surplus, and total adjusted capital by the same amount.

The Company’s total adjusted capital and authorized control level before the additional amount admitted under SSAP No. 10R was $1,497,202,352 and $183,748,589, respectively, for the year ended December 31, 2009.

The Company has no deferred tax liabilities (DTL) which have not been recognized.

48

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The 2009 increase in admitted DTAs is summarized by tax character as follows:

	Ordinary	Capital	Total
Admitted through potential carry back – paragraph 10.a	$23,492,884	$18,928,172	$42,421,056
Admitted through future realization – paragraph 10.b.i.	—	—	—
Admitted through offset of DTL – paragraph 10.c	46,374,814	—	46,374,814

Total admitted using one year reversal of DTAs	69,867,698	18,928,172	88,795,870

Admitted through potential carry back – paragraph 10.e.i.	48,552,916	32,530,723	81,083,639
Admitted through future realization – paragraph 10.e.ii.a.	—	—	—
Admitted through offset of DTL – paragraph 10.e.iii.	46,374,814	—	46,374,814

Total admitted using three year reversal of DTAs	94,927,730	32,530,723	127,458,453

Additional amount admitted under SSAP No. 10R	$25,060,032	$13,602,551	$38,662,583

49

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The components of income tax expense are as follows:

	Year Ended December 31,
	2009	2008	2007
Current income taxes:
Current year tax provision	$45,151,211	$26,755,215	$46,281,146
Tax credits	(9,570,102)	(8,521,307)	(4,641,517)
Additional provided	—	(321,621)	20,044
Prior year over accrual	(4,839,267)	(2,963,089)	(11,917,155)

Income tax expense from operations	30,741,842	14,949,198	29,742,518
Taxes on capital gains (losses)	(21,327,802)	8,326,263	33,141,636

Current income taxes incurred	$9,414,040	$23,275,461	$62,884,154

The main components of deferred tax amounts are as follows:

	December 31,
	2009	2008	Net Change
Assets
Fixed assets/intangibles	$8,603,126	$8,908,189	$(305,063)
Investments	47,149,415	39,508,692	7,640,723
Nonadmitted assets	8,842,485	8,312,865	529,620
Proxy deferred acquisition costs	46,406,386	43,760,771	2,645,615
Reserves	37,870,713	35,429,926	2,440,787
Benefit accruals	1,247,645	1,194,475	53,170
Unrealized capital losses	10,707,956	30,637,914	(19,929,958)
All others	1,365,154	1,011,813	353,341

Gross DTAs	162,192,880	168,764,645	(6,571,765)
Liabilities
Investments	21,247,291	14,202,359	7,044,932
Deferred premium/loading	16,478,202	17,436,813	(958,611)
Reserves	7,509,493	9,049,321	(1,539,828)
All others	1,139,828	1,445,552	(305,724)

Total DTLs	$46,374,814	$42,134,045	$4,240,769

50

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

	December 31,
	2009	2008	Net Change
Decrease in net DTA			$(10,812,534)
Surplus/other adjustments:
Tax effect of change in unrealized capital gains			19,929,958
Tax effect of change in nonadmitted assets			(529,620)
Change in reserve method			175,920
Adjustments to prior year net DTAs			5,308,014

Change in net deferred income taxes			$14,071,738

No adjustments were made to the Company’s gross DTAs because of a change in circumstances. The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2009.

51

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the gain from operations before federal income taxes and the net realized capital losses and the actual tax provision are as follows:

	Year Ended December 31,
	2009	2008	2007
Significant statutory-to-tax adjustments on current taxes:
Ordinary income tax at federal statutory rate (35%)	$56,073,039	$39,959,296	$57,735,388
Taxes on capital gains (losses) at federal statutory rate (35%)	(37,963,241)	(12,482,636)	28,612,724

Total income tax	18,109,798	27,476,660	86,348,112
Dividend-received deduction	(1,470,000)	(1,365,000)	(1,465,542)
Tax-exempt income	(129,500)	(133,000)	(133,000)
Tax credits	(9,570,102)	(8,521,307)	(4,641,517)
Permanent items and other adjustments	181,013	224,415	201,988
Change in interest maintenance reserve	(6,939,639)	(7,026,704)	(6,885,184)
Prior year over accrual	(4,839,268)	(2,963,089)	(11,917,155)
Additional provided and other adjustments	—	(320,189)	22,071

Federal income tax (benefit) expense	$(4,657,698)	$7,371,786	$61,529,773

Federal and foreign taxes incurred	$9,414,040	$23,275,461	$62,884,154
Change in net deferred income taxes	(14,071,738)	(15,903,675)	(1,354,381)

Total statutory income tax (benefit) expense	$(4,657,698)	$7,371,786	$61,529,773

52

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The Company files a life insurance consolidated federal income tax return with its subsidiaries. As a result, any loss carryforwards are calculated on a consolidated basis. As of December 31, 2009, the consolidated return had no loss carryforwards estimated. Tax capital losses incurred during 2009 will be fully absorbed through a carryback of the losses to offset capital gains generated in 2006.

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses is as follows:

	Year Ended December 31,
	2009	2008	2007
Ordinary income	$35,581,111	$11,977,589	$40,535,756
Capital gain	—	10,714,470	33,123,437

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service or the statute of limitations has expired for all tax periods through December 31, 2003. The Internal Revenue Service is in the process of auditing the Company’s returns for the tax year ended July 31, 2004, filed in consolidation with the Company’s former parent, Safeco Corporation. To date, no significant tax issues or proposed adjustments have been raised by the examiners. The Internal Revenue Service has also completed an audit of the Company’s returns and the statute of limitations has closed for the years ended December 31, 2004 and 2005.

11. Employee Benefit Plans

The Company sponsors a defined contribution plan for all eligible employees. The Symetra Financial Retirement Plan is a 401(k) retirement plan that includes a matching contribution of 100% of a participant’s contributions, up to 6% of eligible compensation. Defined contribution plan expense was $3,811,673, $4,093,215, and $3,876,900 for the years ended December 31, 2009, 2008, and 2007, respectively.

The Company also participates in the Parent’s performance share plan (the Performance Share Plan), that provides incentives to selected executives based on the long-term success of the Company. Awards under the Performance Share Plan are typically made in the form of performance shares with a three-year award period. The value of each performance share is

53

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

11. Employee Benefit Plans (continued)

determined at the discretion of the Parent’s Board of Directors, based on achievement of a growth target, and is paid in cash. The expense recorded for grants related to the Performance Share Plan was $8,290,668, $5,977,901, and $9,384,372 for the years ended December 31, 2009, 2008, and 2007, respectively.

12. Separate Accounts

Funds received from sales of individual and group variable annuities, and variable life products are held in separate variable accounts. The assets of these accounts are held at fair value. Funds received from BOLI are held in separate fixed accounts, and the assets of these accounts are held at amortized cost.

Information regarding the separate accounts of the Company for the year ended December 31, 2009, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$25,043,012	$94,687,762	$119,730,774

Reserves as of December 31, 2009:
For accounts with assets at:
Fair value	$—	$833,303,063	$833,303,063
Amortized cost	3,192,144,811	—	3,192,144,811

Total	$3,192,144,811	$833,303,063	$4,025,447,874

By withdrawal characteristics:
At fair value	$—	$833,303,063	$833,303,063
At book value without fair value adjustment and with current surrender charge less than 5%	3,192,144,811	—	3,192,144,811

Total	$3,192,144,811	$833,303,063	4,025,447,874

Transfers from separate accounts			6,792,261
Payable for securities			66,270,849
Payable to general account			22,935,925

Total separate account liabilities			$4,121,446,909

54

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

Information regarding the separate accounts of the Company for the year ended December 31, 2008, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$28,875,508	$128,614,688	$157,490,196

Reserves as of December 31, 2008:
For accounts with assets at:
Fair value	$—	$709,174,770	$709,174,770
Amortized cost	2,994,583,958	—	2,994,583,958

Total	$2,994,583,958	$709,174,770	$3,703,758,728

By withdrawal characteristics:
At fair value	$—	$709,174,770	$709,174,770
At book value without fair value adjustment and with current surrender charge less than 5%	2,994,583,958	—	2,994,583,958

Total	$2,994,583,958	$709,174,770	3,703,758,728

Transfers from separate accounts			6,913,278
Payable for securities			6,510,807
Payable to general account			4,327,075

Total separate account liabilities			$3,721,509,888

Information regarding the Separate Accounts of the Company for the year ended December 31, 2007, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$46,000,000	$140,353,433	$186,353,433

55

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

	Year Ended December 31,
	2009	2008	2007
Transfers as reported in statements of income of the Separate accounts’ Annual Statements:
Transfers to separate accounts	$257,168,185	$296,525,116	$306,967,149
Transfers from separate accounts	(238,623,063)	(286,012,172)	(206,558,369)

Net transfers as reported in the statements of income	$18,545,122	$10,512,944	$100,408,780

13. Related-Party Transactions

The following transactions were entered into by the Company with affiliates. Non-insurance transactions involving less than 0.5% of the total assets of the Company are omitted, with the exception of cost allocation transactions, which are discussed separately.

On December 7, 2009 and December 2, 2008, the Company contributed $20,000,000 in cash to First Symetra National Life Insurance Company of New York, its subsidiary.

On May 5, 2009 and December 31, 2009, the Company received noncash contributions of bonds and fixed assets of $101,984,661 and $83,604, respectively, from its Parent.

On December 22, 2008, the Company received bonds and cash contributions of $49,729,250 and $270,750, respectively, from its Parent.

On December 24, 2009, the Company received a cash dividend of $1,000,000 from Symetra National Life Insurance Company, its subsidiary.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC., a subsidiary of White Mountains Investments Group, Ltd., an affiliate of the Parent. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $13,156,938, $13,611,647, and $14,395,128 for the years ended December 31, 2009, 2008, and 2007, respectively.

56

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

13. Related-Party Transactions (continued)

Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $60,463,906, $53,140,331, and $40,352,079 during the years ended December 31, 2009, 2008, and 2007, respectively. The Company, in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2009, 2008, and 2007, the Company paid $59,737,590, $43,121,598, and $49,974,679, respectively, to SABSCO related to the commutation endorsements.

The Company paid concessions, general agent fees, administrative and underwriting fees to its affiliates, Symetra Investment Services, Inc., Symetra Securities, Inc., Medical Risk Managers, Inc., and Symetra Administrative Services, Inc. totaling $9,489,651, $9,728,329, and $10,306,841 for the years ended December 31, 2009, 2008, and 2007, respectively. These payments are included in general insurance expenses in the statements of income.

The Company has not agreed to any guarantees for affiliates.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide and receive from each other certain general services (related to sharing common management, personnel, and facilities) and to share the expense thereof. Total related-party rent expense for all facilities charged to operations was $5,808,506, $5,805,056, and $5,844,528 for the years ended December 31, 2009, 2008, and 2007, respectively. Other operating expenses and intercompany cost allocations, including the Performance Share Plan due from and to the Parent, subsidiaries, and affiliates was a net receivable of $2,086,688 as of December 31, 2009 and a net payable of $14,124,631 as of December 31, 2008.

14. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in the state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of

57

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies (continued)

premium taxes and are included in other liabilities in the balance sheets. As of December 31, 2009 and 2008, the Company had liabilities of $11,474,726 and $7,272,338, respectively, for estimated guaranty fund assessments. The Company had a related asset for premium tax offsets of $7,983,460 and $5,791,158 as of December 31, 2009 and 2008, respectively, which is available for a period of five to 20 years.

Investment in Limited Partnerships

As of December 31, 2009, the Company was invested in seven limited partnership interests related to federal affordable housing projects and five state tax credit funds, two of which were entered into during 2009. The Company unconditionally committed to provide capital contributions of approximately $117,098,543 over a period of three years. Capital contributions of $78,182,460 were paid as of December 31, 2009. The investments are carried at amortized cost with the present value of the unfunded contributions of $35,064,439 recorded in other liabilities. The expected capital contributions are payable as follows:

Expected Capital Contributions
2010	$32,519,213
2011	1,351,693
2012	1,193,533

Total capital contributions payable	$35,064,439

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2009, will have a material adverse effect on its financial condition, future operating results, or liquidity.

58

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies (continued)

Leases

The Company leases office space, commercial real estate, and certain equipment under leases that expire at various dates through 2015. The Company accounts for these leases as operating leases. Certain leases include renewal options. The minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Minimum Rentals
2010	$1,310,190
2011	815,804
2012	612,952
2013	333,682
2014 and thereafter	216,515

Total lease commitments	$3,289,143

The amount of rent expense incurred was $6,647,252, $7,712,767, and $6,400,836 for the years ended December 31, 2009, 2008, and 2007, respectively. Rent expense primarily relates to rent paid to the Parent for office space.

Other Commitments

On August 1, 2009, the Company entered into a new service agreement with a third-party service provider to outsource the majority of its information technology infrastructure, effectively terminating the previous agreement with this vender which was scheduled to expire in July 2010. The initial term of the new service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $10,579,644 to $11,414,520 for five years. The Company incurred service fee expenses of $11,217,576, $11,810,846, and $12,831,562 for the years ended December 31, 2009, 2008, and 2007, respectively.

As of December 31, 2009, 2008, and 2007, unfunded mortgage loan commitments were $4,010,000, $9,000,000, and $1,500,000, respectively.

The Company had no other material commitments or contingencies as of December 31, 2009 and 2008.

59

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Organization Chart

The following table represents the Company’s organizational chart as of December 31, 2009.

Name	FEIN	NAIC #	Domicile	Ownership
Symetra Financial Corporation	20-0978027		DE	26.3	% **	White Mountains Insurance Group, Ltd.*
				26.3	% **	Berkshire Hathaway, Inc.
				11.7%		Franklin Mutual Advisors, LLC
				35.7%		Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%		Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%		Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%		Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%		Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%		Symetra Financial Corporation
Symetra Securities, Inc.	91-0824835		WA	100.0%		Symetra Financial Corporation
Symetra Services Corporation	91-0887019		WA	100.0%		Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%		Symetra Financial Corporation
TFS Training & Consulting, Inc.	20-3494693		WA	100.0%		Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%		Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%		Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%		Symetra Financial Corporation
				40.0%		Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%		Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%		Symetra Financial Corporation

As of January 27, 2010, White Mountains Insurance Group, Ltd. and Berkshire Hathaway, LLC each beneficially own 21.8%, including the warrants, and Franklin Mutual Advisors, LLC beneficially owns 9.5%. The remaining equity investors, each with less than 10% ownership, own 46.9%

*	Controlling entity
**	Includes warrants exercisable for common shares

60

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the statutory-basis financial statements of Symetra Life Insurance Company (the Company) as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and have issued our report thereon dated April 16, 2010 (included elsewhere in this Registration Statement). Our audits also included the following financial statement schedules: Schedule I – Summary of Investments – Other Than Investments in Related Parties; Schedule IV – Reinsurance; and Schedule VI – Supplemental Information Concerning Insurance Operations. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Seattle, Washington

April 16, 2010

61

Symetra Life Insurance Company

Schedule I

Summary of Investments-Other Than Investments in Related Parties

	Year Ended December 31, 2009
Bonds:	Cost	Fair Value	Amount as Shown in the Balance Sheet
U.S. government and agencies	$23,549,464	$27,116,410	$24,551,768
Foreign governments and agencies	17,499,908	20,002,423	17,422,769
States, territories, and possessions	5,410,000	5,450,708	5,410,000
Political subdivisions	145,810,266	230,855,418	234,181,376
Special revenue and assessments	178,213,516	236,616,547	241,943,917
Industrial and miscellaneous	9,798,161,665	10,108,013,049	9,680,672,649
Hybrid securities	547,269,303	458,201,291	547,488,553
Mortgage-backed/asset-backed securities	3,718,870,781	3,724,569,042	3,728,439,990

Total bonds	14,434,784,903	14,810,824,888	14,480,111,022

Preferred stocks:
Industrial and miscellaneous	63,797,485	50,220,747	63,178,945

Total preferred stocks	63,797,485	50,220,747	63,178,945

Common stocks:
Nonaffiliated	138,028,239	149,905,772	149,905,772

Total common stocks[1]	138,028,239	149,905,772	149,905,772

Other invested assets
Limited partnership and other invested assets	113,469,246	84,552,891	84,552,891
Surplus Notes	35,196,038	31,620,364	34,988,317

Total other invested assets	148,665,284	116,173,255	119,541,208
Total Invested Assets	$14,785,275,911	$15,127,124,662	$14,812,736,947

[1]

The amount shown in the Balance Sheet for common stocks differs from cost and fair value, as these investments include affiliated common stocks with a cost and fair value of $73,405,552 and $76,998,356, respectively.

	Year Ended December 31, 2008
Bonds:	Cost	Fair Value	Amount as Shown in the Balance Sheet
U.S. government and agencies	$62,671,274	$83,439,930	$80,470,561
Foreign governments and agencies	11,805,662	12,831,009	11,834,156
States, territories, and possessions	13,352,180	16,939,169	13,317,707
Political subdivisions	150,320,602	205,911,346	228,725,235
Special revenue and assessments	180,626,490	234,322,393	240,015,546
Industrial and miscellaneous	8,313,782,682	7,497,494,581	8,209,325,543
Mortgage-backed/asset-backed securities	3,529,562,799	3,332,413,524	3,530,101,307

Total bonds	12,262,121,689	11,383,351,952	12,313,790,055

Preferred stocks:
Hybrid securities	517,287,891	372,767,662	497,050,594
Industrial and miscellaneous	63,582,217	48,312,630	63,008,044

Total preferred stocks	580,870,108	421,080,292	560,058,638

Common stocks:
Nonaffiliated	151,781,801	103,709,066	103,709,066

Total common stocks[2]	151,781,801	103,709,066	103,709,066

Other invested assets
Limited partnership and other invested assets	101,359,901	82,412,576	82,412,574
Surplus Notes	35,196,038	31,368,186	35,013,365

Total other invested assets	136,555,939	113,780,762	117,425,939
Total Invested Assets	$13,131,329,537	$12,021,922,072	$13,094,983,698

[2]

The amount shown in the Balance Sheet for common stocks differs from cost and fair value, as these investments include affiliated common stocks with a cost and fair value of $51,888,098 and $56,784,961, respectively.

62

Symetra Life Insurance Company

Schedule IV – Reinsurance

	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percentage of amount assumed to net
For the year ended December 31, 2009
Life insurance in-force	54,915,670,706	24,216,464,412	199,870,405	30,699,206,294	0.7%

For the year ended December 31, 2008
Life insurance in-force	55,702,179,479	24,161,728,197	223,124,966	31,540,451,282	0.7%

For the year ended December 31, 2007
Life insurance in-force	56,382,419,705	23,778,862,022	215,266,365	32,603,557,683	0.7%

63

Symetra Life Insurance Company

Schedule VI – Supplemental Information Concerning Insurance Operations

Segment	Policy and contract liabilities (1)	Unearned premiums	Liability for deposit type contracts	Premium and annuity considerations	Net investment income	Benefits	General insurance expenses
Year ended December 31, 2009
Group	$113,185,803	$1,708,884	$1,107,125	$421,800,497	$17,201,137	$286,746,551	$73,785,962
Retirement Services	6,900,052,551	—	117,728,381	2,121,284,096	365,786,280	2,380,651,117	60,800,215
Income Annuities	3,840,754,017	—	2,189,741,048	150,777,785	445,915,461	545,547,914	17,106,184
Individual	1,529,037,985	381,585	312,302	134,065,178	98,824,651	105,490,809	47,942,841
Other	—	—	—	—	19,781,638	6,011	1,805,365

	$12,383,030,356	$2,090,469	$2,308,888,856	$2,827,927,556	$947,509,167	$3,318,442,402	$201,440,567

Year ended December 31, 2008
Group	$129,016,107	$954,056	$1,330,423	$441,438,997	$17,225,769	$291,636,110	$75,084,265
Retirement Services	5,189,638,798	—	119,467,182	1,627,527,379	252,965,206	1,844,451,439	62,140,917
Income Annuities	3,759,558,469	—	2,298,179,830	74,292,237	446,201,210	495,518,014	18,902,790
Individual	1,632,001,352	486,257	304,285	131,886,419	98,229,812	113,447,812	47,749,812
Other	—	—	—	—	28,243,959	68	489,799

	$10,710,214,726	$1,440,313	$2,419,281,720	$2,275,145,032	$842,865,956	$2,745,053,443	$204,367,583

Year ended December 31, 2007
Group	$107,481,120	$1,315,701	$1,536,439	$385,987,648	$17,675,178	$209,573,679	$75,825,814
Retirement Services	4,128,008,881	—	141,616,138	693,243,491	244,413,106	968,903,211	61,883,173
Income Annuities	3,725,388,916	—	2,422,153,837	47,747,539	458,445,561	475,504,841	19,611,276
Individual	1,643,396,241	377,493	312,981	154,106,027	102,437,861	9,805,675	48,628,924
Other	—	—	—	—	32,807,360	(138)	4,021,873

	$9,604,275,158	$1,693,194	$2,565,619,395	$1,281,084,705	$855,779,066	$1,663,787,268	$209,971,060

(1)	This includes life and annuity reserves, accident and health reserves, and policy and contract claims.

64

SYMETRA SEPARATE ACCOUNT C

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

a.	Financial Statements The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements Symetra Separate Account C as of December 31, 2009 and for each of the two years in the period then ended.

2.	The statutory-basis financial statements of Symetra Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009.

3.	Financial Statement Schedules for Symetra Life Insurance Company.

•	Schedule I—Summary of Investments—Other Than Investments in Related Parties

•	Schedule IV—Reinsurance

•	Schedule VI—Supplemental Information Concerning Insurance Operations
We omit other schedules from this list—and from this Registration Statement—because they either are not applicable or the information is included in our audited financial statements.

b.	Exhibits

Exhibit	Description		Reference
1	Resolution of Board of Directors of Symetra Life authorizing the Separate Account		1/

2	Not Applicable

3	(a)	Principal Underwriter’s Agreement	1/
		Amendment to Principal Underwriter’s Agreement	12/
	(b)	Broker-Dealer Selling Agreement	7/

4.	(a)	Form of Individual Flexible Premium Deferred	22/
Variable Annuity Contract
	(b)	Form of Contract Data Page (Non-Qualified)	22/
	(c)	Form of Contract Data Page (Qualified)	22/
	(d)	Form of TSA Endorsement (Loan)	24/
	(e)	Form of TSA Endorsement (No Loan)	24/
	(f)	Form of IRA Endorsement	22/
	(g)	Form of SIMPLE IRA Endorsement	22/
	(h)	Form of Roth IRA Endorsement	22/
	(i)	Form of Section 457 Individual Variable Annuity Contract	22/
	(j)	Form of Section 457 Contract Data Page	22/

5.	(a)	Form of Individual Variable Application	22/
	(b)	Form of Section 457 Individual Variable Annuity Application	22/
	(c)	Form of Group Variable Annuity Application	6/

6.	(a)	Copy of Articles of Incorporation of Symetra Life as amended	1/
11/26/90
		Amendment to Articles of Incorporation of Symetra Life dated 9/1/04	9/
		Amendment to Articles of Incorporation of Symetra Life dated 5/27/05	20/
	(b)	Copy of the Bylaws of Symetra Life as last amended 12/6/05	20/

7.	Reinsurance Agreement (GMDB)		19/
		Amendment No. 1 to Reinsurance Agreement (GMDB)	19/
		Amendment No. 2 to Reinsurance Agreement (GMDB)	19/

8.	(a)	Participation Agreement (Fidelity)	13/
		Sub-Licensing Agreement (Fidelity)	13/
		Amendment No. 1 to Participation Agreement (Fidelity)	18/
		Amendment No. 2 to Participation Agreement (Fidelity)	23/

	(b)	Participation Agreement (ACVP)	3/
		Amendment No. 1 to Participation Agreement (ACVP)	3/
		Amendment No. 2 to Participation Agreement (ACVP)	3/
		Amendment No. 3 to Participation Agreement (ACVP)	3/
		Amendment No. 4 to Participation Agreement (ACVP)	8/
		Amendment No. 5 to Participation Agreement (ACVP)	10/
		Amendment No. 6 to Participation Agreement (ACVP)	16/
		Amendment No. 7 to Participation Agreement (ACVP)	16/
		Amendment No. 8 to Participation Agreement (ACVP)	16/

	(c)	Participation Agreement (AIM/INVESCO)	3/
		Amendment No. 1 to Participation Agreement (AIM)	8/
		Amendment No. 2 to Participation Agreement (AIM)	19/
		Amendment No. 3 to Participation Agreement (AIM)	19/

	(d)	Participation Agreement (Dreyfus)	4/
		Amendment No. 1 to Participation Agreement (Dreyfus)	8/
		Amendment No. 2 to Participation Agreemetn (Dreyfus)	17/

	(e)	Participation Agreement (Franklin Templeton)	3/
		Amendment No. 1 to Participation Agreement (FRK)	3/
		Amendment No. 2 to Participation Agreement (FRK)	3/
		Amendment No. 3 to Participation Agreement (FRK)	9/
		Amendment No. 4 to Participation Agreement (FRK)	9/
		Amendment No. 5 to Participation Agreement (FRK)	10/
		Amendment No. 6 to Participation Agreement (FRK)	16/
		Amendment No. 7 to Participation Agreement (FRK)	16/
		Amendment No. 8 to Participation Agreement (FRK)	23/

	(f)	Participation Agreement (J.P. Morgan Series Trust II)	4/
		Amendment No. 1 to Participation Agreement (J.P. Morgan)	8/
		Amendment No. 2 to Participation Agreement (J.P. Morgan)	16/
		Participation Agreement (J.P. Morgan)	16/

	(g)	Participation Agreement (Federated)	2/
		Amendment to Participation Agreement (Federated)	3/
		Amendment No. 2 to Participation Agreement (Federated)	7/

	(h)	Participation Agreement (DWS/Scudder)	19/
		Amendment No. 1 to Participation Agreement (DWS)	23/

	(i)	Participation Agreement (Lexington/ING)	2/

	(j)	Participation Agreement (Pioneer)	9/
		Amendment to Participation Agreement (Pioneer)	11/
		Amendment No. 2 to Participation Agreement (Pioneer)	16/
		Amendment No. 3 to Participation Agreement (Pioneer)	19/

	(k)	Participation Agreement (PIMCO)	10/
		Amendment to Participation Agreemetn (PIMCO)	15/
		Amendment No. 2 to Participation Agreement (PIMCO)	23/
		Amendment No. 3 to Participation Agreement (PIMCO)	23/

	(l) Participation Agreement (Ibbotson)	14/
	Amendment No. 1 to to Participation Agreement (Ibbotson)	19/

	(m) Participation Agreement (Neuberger Berman)	19/

	(n) Participation Agreement (Summit)	16/
	Amendment No. 1 to Participation Agreement (Summit)	16/
	Amendment No. 2 to Participation Agreement (Summit)	16/
	Amendment No. 3 to Participation Agreement (Summit)	19/
	Consent to Assignment (Summit-Calvert)	21

9.	Opinion and Consent of Counsel	5/

10.	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

11.	Not Applicable

12.	Not Applicable

1/	Incorporated by reference to Registrant’s Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).
2/	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).
3/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).
4/	Incorporated by reference to Post-Effective Amendment No. 10 of Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).
5/	Incorporated by reference to Registrant’s Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on July 17, 2000 (File No. 333-41622).
6/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2003 (File No. 333-41622).
7/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).
8/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).
9/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

10/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005. (File No. 333-30329).
11/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).
12/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 28, 2006 (File No. 33-69712).
13/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).
14/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).
15/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).
16/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).
17/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).
18/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).
19/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).
20/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).
21/	Incorporated by reference to Registrant’s Initial Product Filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).
22/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2009 (File No. 333-41622).
23/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).
24/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2010 (File No. 33-69712).

Item 25.	Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account C or the variable annuity contracts offered through Symetra Separate Account C.

Name	Positions with Symetra	Principal Business Address
Randall H. Talbot	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jennifer V. Davies	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jean B. Liebmann	Assistant Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Linda C. Mahaffey	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard J. Lindsay	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Patrick B. McCormick	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Separate Account C (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law.

All subsidiaries are included in consolidated financial statements. In addition, Symetra Life Insurance Company files a separate financial statement in connection with its issuance of products associated with the Registrant and other separate accounts. Following is the organizational chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company

Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company

First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company

Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter

Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services

Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer

TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting

Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment

Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter

Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 27.	Number of Contract Owners

As of March 31, 2010, there were 24,165 Contract Owners under the Registrant.

Item 28.	Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•

a “Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively “Losses”) relating to, resulting from or arising out of any Claims by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise; and

•

“Expenses” includes against all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, a claim.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for other Symetra Life individual variable annuity contracts, Symetra Life’s Group variable annuity contracts and Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies.

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Assistant Vice President, Treasurer and Financial Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Assistant Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Laurie A. Hubbard	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2009, Symetra Securities, Inc. received $3,719,093 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 30.	Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

1.	The Registrant hereby undertakes to:

a.	File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b.	Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request

Representations

1.	Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

a.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

b.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

c.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

d.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

2.	Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

3.	In connection with the offer of Registrant’s Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant’s Post-Effective Amendment No. 5.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 29th day of April, 2010.

Symetra Separate Account C
Registrant

By:	Symetra Life Insurance Company

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Symetra Life Insurance Company
Depositor

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

NAME	TITLE

Allyn D. Close *	Director and Senior Vice President
Allyn D. Close

Jennifer V. Davies *	Director and Senior Vice President
Jennifer V. Davies

Michael W. Fry *	Director and Senior Vice President
Michael W. Fry

Richard J. Lindsay *	Director and Senior Vice President
Richard J. Lindsay

Margaret A. Meister *	Director, Chief Financial Operator, Executive Vice President
Margaret A. Meister

Colleen M. Murphy *	Vice President, Controller, Treasurer and Assistant Secretary
Colleen M. Murphy

/s/ George C. Pagos	Director, Senior Vice President, General Counsel and Secretary
George C. Pagos

Randall H. Talbot *	Director and President
Randall H. Talbot